UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1.	Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%

COMMON STOCKS — 53.5%

Aerospace & Defense — 1.3%
Boeing Co.	75,000	$7,874,249
General Dynamics Corp.	38,000	3,209,860
Goodrich Corp.	11,300	770,999
Honeywell International, Inc.	76,512	4,550,169
L-3 Communications Holdings, Inc.	12,400	1,266,536
Lockheed Martin Corp.	35,300	3,829,697
Northrop Grumman Corp.	34,462	2,688,036
Precision Castparts Corp.(b)	13,000	1,923,740
Raytheon Co.	42,000	2,680,440
Rockwell Collins, Inc.	15,400	1,124,816
Safran SA (France)	15,329	370,061
United Technologies Corp.	93,300	7,508,784

		37,797,387

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	17,100	928,359
FedEx Corp.	29,000	3,037,750
TNT Post Group N.V.	32,574	1,365,591
United Parcel Service, Inc.	99,900	7,502,490

		12,834,190

Airlines — 0.1%
Air France KLM (France)	24,438	898,013
British Airways PLC (United Kingdom)(a)	11,347	88,975
Deutsche Lufthansa AG (Germany)	13,885	400,538
Qantas Airways Ltd. (Australia)	184,135	911,729
Southwest Airlines Co.	70,800	1,047,840

		3,347,095

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	21,100	843,155
Bridgestone Corp. (Japan)	46,600	1,030,462
Continental AG (Germany)	3,582	497,238
Denso Corp. (Japan)	14,700	554,137
Goodyear Tire & Rubber Co. (The)(a)	19,500	592,995
Johnson Controls, Inc.	18,200	2,149,602
Rieter Holding AG (Switzerland)	213	115,259
Stanley Electric Co. Ltd.	5,000	120,576
Tokai Rika Co. Ltd. (Japan)	10,200	284,160

		6,187,584

Automobiles — 0.4%
DaimlerChrysler AG (Germany)	7,851	791,940
Fiat SpA (Italy)	29,473	891,389
Ford Motor Co.(b)	178,995	1,519,668
General Motors Corp.(b)	53,791	1,974,130
Harley-Davidson, Inc.	25,000	1,155,250
Honda Motor Co. Ltd. (Japan)	10,300	346,128
Peugeot SA (France)	15,551	1,283,480
Renault SA (France)	4,890	708,582
Toyota Motor Corp. (Japan)	60,300	3,559,257
Volkswagen AG (Germany)	752	170,068

		12,399,892

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	72,600	3,629,274
Brown-Forman Corp. (Class B Stock)	7,700	576,807
Carlsberg A/S (Denmark)	1,850	252,664
Coca-Cola Amatil Ltd. (Australia)	17,060	136,244
Coca-Cola Co. (The)	188,800	10,850,336
Coca-Cola Enterprises, Inc.	25,400	615,188
Coca-Cola Hellenic Bottling Co. SA (Greece)	3,625	209,346
Coca-Cola West Japan Co. Ltd. (Japan)	26,900	632,307
Constellation Brands, Inc.(a)(b)	19,100	462,411
Heineken NV (Netherlands)	3,674	241,095
InBev NV (Belgium)	5,459	494,765
Molson Coors Brewing Co. (Class B Stock)	5,500	548,185
Pepsi Bottling Group, Inc.	11,600	431,172
PepsiCo, Inc.	153,430	11,240,282

		30,320,076

Biotechnology — 0.6%
Amgen, Inc.(a)	105,460	5,965,872
Biogen Idec, Inc.(a)(b)	27,690	1,836,678
Celgene Corp.(a)(b)	36,400	2,595,684
CSL Ltd. (Australia)	14,223	1,354,211
Genzyme Corp.(a)	25,900	1,604,764
Gilead Sciences, Inc.(a)	87,400	3,572,038

		16,929,247

Building Products — 0.1%
American Standard Cos., Inc.	16,300	580,606
Cie de Saint-Gobain (France)	16,012	1,671,089
Masco Corp.	34,800	806,316
Nippon Sheet Glass Co. Ltd. (Japan)	142,000	867,836
Sanwa Shutter Corp. (Japan)	27,000	151,378
Wienerberger AG (Austria)	2,042	127,711

		4,204,936

Capital Markets — 1.8%
3i Group PLC	7,886	160,863
American Capital Strategies Ltd.(b)	16,000	683,680

Ameriprise Financial, Inc.	22,620	1,427,548
Bank of New York Mellon Corp. (The)	105,758	4,668,158
Bear Stearns Cos., Inc. (The)	12,016	1,475,685
Charles Schwab Corp. (The)	99,350	2,145,960
Credit Suisse Group (Switzerland)	33,126	2,199,390
Deutsche Bank AG (Germany)	15,824	2,038,444
E*Trade Financial Corp.(a)(b)	41,500	541,990
Federated Investors, Inc. (Class B Stock)(b)	9,000	357,300
Franklin Resources, Inc.	17,100	2,180,250
Goldman Sachs Group, Inc.	39,000	8,452,860
Investec PLC (United Kingdom)	29,721	311,342
Janus Capital Group, Inc.(b)	25,000	707,000
Legg Mason, Inc.	13,500	1,137,915
Lehman Brothers Holdings, Inc.	51,400	3,172,922
Macquarie Bank Ltd. (Australia)	4,591	343,831
Merrill Lynch & Co., Inc.(b)	85,400	6,087,312
Morgan Stanley	101,280	6,380,640
Nomura Holdings, Inc. (Japan)	6,500	108,989
Northern Trust Corp.	17,300	1,146,471
State Street Corp.	37,100	2,528,736
T. Rowe Price Group, Inc.	24,600	1,369,974
UBS AG (Switzerland)	18,715	1,006,278

		50,633,538

Chemicals — 1.0%
Air Products and Chemicals, Inc.	20,100	1,964,976
Altana AG (Germany)	9,012	217,047
Ashland, Inc.	4,500	270,945
BASF AG (Germany)	8,845	1,227,950
Daicel Chemical Industries Ltd. (Japan)	12,000	94,964
Dainippon Ink & Chemicals, Inc. (Japan)	91,000	403,247
Dow Chemical Co. (The)	89,631	3,859,511
Du Pont E. I. de Nemours & Co.(b)	86,120	4,268,107
Eastman Chemical Co.	7,400	493,802
Ecolab, Inc.	17,400	821,280
Hercules, Inc.(a)	11,500	241,730
International Flavors & Fragrances, Inc.	9,100	481,026
Koninklijke DSM NV (Netherlands)	22,881	1,234,933
Kuraray Co. Ltd. (Japan)	20,500	259,674
Mitsubishi Chemical Holdings Corp. (Japan)	131,000	1,140,469
Mitsubishi Gas Chemical Co., Inc. (Japan)	17,000	157,620
Mitsui Chemicals, Inc.	8,000	79,467
Monsanto Co.	50,894	4,363,652
Nippon Shokubai Co. Ltd. (Japan)	24,000	233,596
PPG Industries, Inc.(b)	15,500	1,171,025
Praxair, Inc.	30,400	2,546,304
Rohm & Haas Co.	13,711	763,291
Shin-Etsu Chemical Co. Ltd. (Japan)	6,900	476,960
Sigma-Aldrich Corp.(b)	12,000	584,880
Tosoh Corp. (Japan)	56,000	363,209

		27,719,665

Commercial Banks — 2.9%
Allied Irish Banks PLC (Ireland)	8,599	208,449
Alpha Bank AE (Greece)	8,068	281,170

Australia And New Zealand Banking Group Ltd. (Australia)	37,527	988,999
Banca Monte dei Paschi di Siena SpA (Italy)	8,641	53,014
Banco Bilbao Vizcaya Argentaria SA (Spain)	97,160	2,277,675
Banco BPI SA (Portugal)	62,172	523,057
Banco Comercial Portugues SA (Portugal)	10,418	43,229
Banco Espirito Santo SA (Portugal)	46,470	1,053,591
Banco Popolare Scarl (Italy)(a)	5,772	129,302
Banco Popular Espanol SA (Spain)	17,980	308,944
Banco Santander Central Hispano SA (Spain)	151,989	2,953,999
Bank of Ireland (Ireland)	2,739	50,774
Barclay’s PLC (United Kingdom)	85,086	1,036,679
BB&T Corp.	53,100	2,144,709
BNP Paribas (France)	22,703	2,484,319
Chiba Bank Ltd. (The) (Japan)	53,000	409,733
Comerica, Inc.	15,200	779,456
Commerce Bancorp, Inc.	16,700	647,626
Commerzbank AG (Germany)	35,915	1,458,027
Commonwealth Bank of Australia (Australia)	6,069	303,679
Credit Agricole SA (France)	4,328	166,939
Danske Bank A/S (Denmark)	31,080	1,261,832
Dexia (Belgium)	29,971	907,733
DNB NOR ASA (Norway)	69,600	1,067,641
Fifth Third Bancorp	53,221	1,803,127
First Horizon National Corp.(b)	13,600	362,576
HBOS PLC (United Kingdom)	81,542	1,525,701
HSBC Holdings PLC (United Kingdom)	120,067	2,221,962
Huntington Bancshares, Inc.	41,936	712,073
Hypo Real Estate Holding AG (Germany)	9,576	546,193
Intesa Sanpaolo SpA (Italy)	44,757	345,591
Jyske Bank A/S (Denmark)(a)	1,475	114,690
KeyCorp	39,900	1,289,967
Lloyds TSB Group PLC (United Kingdom)	60,232	668,546
M&T Bank Corp.	8,300	858,635
Marshall & Ilsley Corp.	24,900	1,089,873
Mitsubishi Financial Group, Inc. (Japan)	26,000	227,032
National Australia Bank Ltd. (Australia)	9,565	337,039
National City Corp.(b)	62,300	1,563,107
PNC Financial Services Group, Inc.	32,000	2,179,200
Regions Financial Corp.	70,203	2,069,584
Royal Bank of Scotland Group PLC (United Kingdom)	221,819	2,382,662
Sapporo Hokuyo Holdings, Inc (Japan)	34	337,440
Shizuoka Bank Ltd (Japan)	9,000	87,442
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	23,400	760,742
Societe Generale (France)	6,767	1,135,537
Sumitomo Mitsui Financial Group, Inc. (Japan)	99	771,384
SunTrust Banks, Inc.	34,200	2,587,914
Svenska Handelbanken (Class A Stock) (Sweden)	45,100	1,399,730
Sydbank A/S (Denmark)	4,622	201,133
Synovus Financial Corp.	29,750	834,488
U.S. Bancorp	167,385	5,445,034
UniCredito Italiano SpA (Italy)	246,390	2,108,029
Wachovia Corp.	181,640	9,109,245
Wells Fargo & Co.	320,000	11,398,399
Westpac Banking Corp. (Australia)	43,828	1,108,388
Zions Bancorporation	11,350	779,405

		79,902,444

Commercial Services & Supplies — 0.3%
Allied Waste Industries, Inc.(a)(b)	26,400	336,600
Avery Dennison Corp.	9,100	518,882
Cintas Corp.(b)	11,200	415,520
Downer EDI Ltd.	126,891	704,856
Equifax, Inc.	13,700	522,244
Michael Page International PLC (United Kingdom)	27,692	233,713
Monster Worldwide, Inc.(a)	13,100	446,186
Pitney Bowes, Inc.	21,600	981,072
Robert Half International, Inc.	15,500	462,830
RR Donnelley & Sons Co.	19,500	712,920
Waste Management, Inc.	48,542	1,831,975

		7,166,798

Communications Equipment — 1.4%
Avaya, Inc.(a)	46,370	786,435
Ciena Corp.(a)(b)	9,142	348,127
Cisco Systems, Inc.(a)	575,100	19,041,562
Corning, Inc.	147,100	3,626,015
JDS Uniphase Corp.(a)(b)	14,075	210,562
Juniper Networks, Inc.(a)(b)	51,500	1,885,415
Motorola, Inc.	216,525	4,012,208
Nokia Corp. (Finland)	88,223	3,353,855
QUALCOMM, Inc.	157,500	6,655,950
Telent PLC (United Kingdom)	4,333	52,039
Tellabs, Inc.(a)	45,800	436,016

		40,408,184

Computers & Peripherals — 2.0%
Apple, Inc.(a)	81,500	12,513,510
Dell, Inc.(a)	212,900	5,876,040
EMC Corp.(a)	201,550	4,192,240
Hewlett-Packard Co.	251,748	12,534,533
International Business Machines Corp.(b)	129,900	15,302,221
Lexmark International, Inc.(a)	9,833	408,364
NCR Corp.(a)	17,600	876,480
Network Appliance, Inc.(a)	38,800	1,044,108
QLogic Corp.(a)	16,600	223,270
SanDisk Corp.(a)	19,500	1,074,450
Sun Microsystems, Inc.(a)(b)	334,300	1,875,423
Wincor Nixdorf AG (Germany)	1,871	155,594

		56,076,233

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	6,057	334,250
COMSYS Holdings Corp. (Japan)	45,000	493,623
Fluor Corp.	8,100	1,166,238
Fomento de Construcciones Y Contratas SA (Spain)	821	66,437
JGC Corp. (Japan)	16,000	308,536
YIT OYJ (Finland)	5,508	163,679

		2,532,763

Construction Materials — 0.1%
Cimpor Cimentos de Portugal SGPS SA (Portugal)	14,789	122,523
CRH PLC (Ireland)	1,120	44,478
Fletcher Building Ltd. (New Zealand)	11,477	110,368
Italcementi SpA (Italy)	5,480	121,432
Lafarge SA (France)	9,406	1,457,261
Vulcan Materials Co.	8,600	766,690

		2,622,752

Consumer Finance — 0.4%
American Express Co.	112,500	6,679,125
Capital One Financial Corp.(b)	39,761	2,641,323
Discover Financial Services	50,640	1,053,312
SLM Corp.	39,300	1,952,031

		12,325,791

Containers & Packaging — 0.1%
Ball Corp.	10,000	537,500
Bemis Co.	11,300	328,943
Mayr Melnhof Karton AG (Austria)	439	48,514
Pactiv Corp.(a)	10,900	312,394
Sealed Air Corp.(a)	13,200	337,392
Temple-Inland, Inc.	9,700	510,511

		2,075,254

Distributors — 0.1%
Genuine Parts Co.	15,200	760,001
Jardine Cycle & Carriage Ltd.	34,000	423,426
Li & Fung Ltd. (Hong Kong)	26,000	110,370
Pacific Brands Ltd. (Australia)	223,868	615,813

		1,909,610

Diversified Consumer Services
Apollo Group, Inc.(a)(b)	13,000	781,950
H&R Block, Inc.	29,100	616,338

		1,398,288

Diversified Financial Services — 2.5%
Bank of America Corp.	422,738	21,251,038
Challenger Financial Services Group Ltd. (Australia)	52,584	289,295
CIT Group, Inc.	19,000	763,800
Citigroup, Inc.	473,358	22,091,617
CME Group, Inc.(b)	4,990	2,930,877
Fortis (Belgium)	40,431	1,190,521
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	34,000	1,039,176
ING Groep NV (Netherlands)	48,587	2,156,759
IntercontinentalExchange, Inc.(a)	4,900	744,310
JPMorgan Chase & Co.	328,401	15,047,334
Leucadia National Corp.	14,600	704,012
Moody’s Corp.	24,700	1,244,880
OKO Bank PLC (Finland)	32,528	672,555
Singapore Exchange Ltd. (Singapore)	16,000	138,943

		70,265,117

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	586,268	24,805,000
Belgacom SA (Belgium)	25,433	1,180,096
BT Group PLC (United Kingdom)	126,583	795,093
CenturyTel, Inc.	10,400	480,688
Citizens Communications Co.	31,000	443,920
Embarq Corp.	14,343	797,471
France Telecom SA (France)	42,304	1,416,990
Nippon Telegraph & Telephone Corp. (Japan)	46	215,052
Qwest Communications International, Inc.(a)(b)	151,257	1,385,514
Swisscom AG (Switzerland)	1,076	409,190
Telecom Corp. of New Zealand Ltd. (New Zealand)	115,533	391,352
Telecom Italia SpA (Italy)	38,827	118,066
Telecom Italia SpA (Italy)	534,665	1,289,222
Telefonica SA (Spain)	34,944	978,127
Verizon Communications Group Inc.	274,176	12,140,514
Windstream Corp.	47,457	670,093

		47,516,388

Electric Utilities — 1.0%
Allegheny Energy, Inc.(a)	14,900	778,674
American Electric Power Co., Inc.	38,560	1,776,845
CLP Holdings Ltd. (Hong Kong)	32,500	224,921
Duke Energy Corp.	118,924	2,222,690
E.ON AG (Germany)	16,525	3,049,852
Edison International	29,800	1,652,410
Enel SpA (Italy)	35,835	405,724
Energias de Portugal SA (Portugal)	116,087	678,687
Entergy Corp.	18,200	1,970,878
Exelon Corp.	62,474	4,708,040
FirstEnergy Corp.(b)	30,001	1,900,263
FPL Group, Inc.	38,000	2,313,440
Hong Kong Electric Holdings (Hong Kong)	20,000	103,938
Pinnacle West Capital Corp.	9,700	383,247
PPL Corp.	36,000	1,666,800
Progress Energy, Inc.(b)	24,583	1,151,714
Southern Co. (The)(b)	72,200	2,619,416
Union Fenosa SA (Spain)	13,545	801,355

		28,408,894

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	45,045	1,186,240
Cooper Industries Ltd.	17,400	888,966
Emerson Electric Co.	75,500	4,018,109
Hitachi Cable Ltd. (Japan)	34,000	210,752
Rockwell Automation, Inc.(b)	14,600	1,014,846
Schneider Electric SA (France)	8,732	1,103,189

		8,422,102

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	42,214	1,556,852

FUJIFILM Holdings Corp. (Japan)	28,500	1,317,503
Jabil Circuit, Inc.	18,600	424,824
Kyocera Corp. (Japan)	7,800	731,345
Molex, Inc.	11,700	315,081
Omron Corp. (Japan)	9,400	248,779
Solectron Corp.(a)	61,700	240,630
Tektronix, Inc.(b)	7,700	213,598
Tyco Electronics Ltd. (Bermuda)	46,315	1,640,941
Venture Manufacturing Ltd. Corp. (Singapore)	13,000	144,396

		6,833,949

Energy Equipment & Services — 1.2%
B.J. Services Co.	23,500	623,925
Baker Hughes, Inc.(b)	28,350	2,561,990
ENSCO International, Inc.	13,500	757,350
Fugro NV (Netherlands)	2,786	226,165
Halliburton Co.	91,300	3,505,920
Nabors Industries Ltd. (Bermuda)(a)	24,500	753,865
National Oilwell Varco, Inc.(a)(b)	16,800	2,427,600
Noble Corp.	25,200	1,236,060
Rowan Cos., Inc.	6,700	245,086
Schlumberger Ltd.	111,200	11,675,999
Smith International, Inc.	17,900	1,278,060
Transocean, Inc.(a)	27,497	3,108,536
Weatherford International Ltd.(a)	33,100	2,223,658
WorleyParsons Ltd. (Australia)	43,447	1,635,021

		32,259,235

Exchange Traded Fund
Ishares Msci Eafe Index Fund	3,000	247,770

Food & Staples Retailing — 1.2%
Casino GuichardPerrachon SA (France)	7,748	812,485
Circle K Sunkus Co. Ltd. (Japan)	3,700	57,498
Costco Wholesale Corp.	43,000	2,638,910
CVS Corp.	142,348	5,641,251
Delhaize Group (Belgium)	1,018	97,548
J. Sainsbury PLC (United Kingdom)	29,929	353,630
Kroger Co. (The)	65,846	1,877,928
Safeway, Inc.	46,100	1,526,371
Supervalu, Inc.	20,010	780,590
Sysco Corp.	58,900	2,096,251
UNY Co. Ltd.	33,000	287,581
Walgreen Co.	93,100	4,398,044
Wal-Mart Stores, Inc.	230,400	10,056,961
Whole Foods Market, Inc.	14,100	690,336
Woolworths Ltd. (Australia)	48,352	1,274,713

		32,590,097

Food Products — 0.9%
Archer-Daniels-Midland Co.	62,426	2,065,052
Campbell Soup Co.	20,700	765,900
ConAgra Foods, Inc.	47,300	1,235,949
Dean Foods Co.(a)	12,000	306,960

East Asiatic Co. Ltd. A/S (Denmark)	8,500	634,911
Ebro Puleva SA (Spain)	10,699	219,384
Futuris Corp. Ltd. (Australia)	21,276	40,213
General Mills, Inc.	32,400	1,879,524
Goodman Fielder Ltd.	505,016	1,156,166
H.J. Heinz Co.	31,800	1,469,160
Hershey Co. (The)	15,300	710,073
Kellogg Co.	24,400	1,366,400
Kraft Foods, Inc.	150,753	5,202,486
McCormick & Co., Inc.	11,000	395,670
Nestle SA (Class B Stock) (Switzerland)	4,147	1,862,900
Sara Lee Corp.	68,000	1,134,920
Tyson Foods, Inc. (Class A Stock)	22,700	405,195
Unilever NV (Netherlands)	44,333	1,368,634
Unilever PLC (United Kingdom)	37,773	1,194,027
WM Wrigley Jr. Co.	20,000	1,284,600

		24,698,124

Gas Utilities — 0.1%
Gas Natural SDG SA(Spain)	19,182	1,083,157
Nicor, Inc.	4,600	197,340
Questar Corp.	15,200	798,456

		2,078,953

Healthcare Equipment & Supplies — 0.8%
Bard C.R., Inc.	9,100	802,529
Bausch & Lomb, Inc.	3,700	236,800
Baxter International, Inc.	62,600	3,523,128
Becton Dickinson & Co.	23,700	1,944,585
Boston Scientific Corp.(a)(b)	111,967	1,561,940
Covidien Ltd. (Bermuda)	46,315	1,922,073
Hospira, Inc.(a)	16,760	694,702
Medtronic, Inc.	109,000	6,148,690
Olympus Corp. (Japan)	2,000	82,183
St. Jude Medical, Inc.(a)	31,200	1,374,984
Stryker Corp.	26,500	1,822,140
Varian Medical Systems, Inc.	8,500	356,065
Zimmer Holdings, Inc.(a)	22,500	1,822,275

		22,292,094

Healthcare Providers & Services — 1.0%
Aetna, Inc.	49,800	2,702,646
AmerisourceBergen Corp.	17,600	797,808
Cardinal Health, Inc.	37,350	2,335,496
Cigna Corp.	29,600	1,577,384
Coventry Health Care, Inc.(a)	13,950	867,830
Express Scripts, Inc.(a)(b)	26,200	1,462,484
Humana, Inc.(a)(b)	15,900	1,111,092
Laboratory Corp. of America Holdings(a)	11,200	876,176
Manor Care, Inc.	7,500	483,000
McKesson Corp.	28,530	1,677,279
Medco Health Solutions, Inc.(a)	27,049	2,444,959
Patterson Cos., Inc.(a)	10,000	386,100
Quest Diagnostics, Inc.	15,100	872,327

Tenet Healthcare Corp.(a)	44,600	149,856
UnitedHealth Group, Inc.	131,900	6,387,916
WellPoint, Inc.(a)	59,000	4,656,280

		28,788,633

Healthcare Technology
IMS Health, Inc.	17,200	527,008

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.(b)	41,400	2,005,002
Darden Restaurants, Inc.	15,150	634,179
Enterprise Inns PLC (United Kingdom)	29,615	358,705
Harrah’s Entertainment, Inc.	17,500	1,521,275
Hilton Hotels Corp.	33,700	1,566,713
International Game Technology	29,300	1,262,830
Marriott International, Inc. (Class A Stock)	30,300	1,317,141
McDonald’s Corp.	112,800	6,144,216
OPAP SA (Greece)	3,150	122,175
Starbucks Corp.(a)	67,300	1,763,260
Starwood Hotels & Resorts Worldwide, Inc.	20,900	1,269,675
Wendy’s International, Inc.	9,600	335,136
Wyndham Worldwide Corp.(a)	19,320	632,923
Yum! Brands, Inc.	48,200	1,630,606

		20,563,836

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	34,117	522,128
Bellway PLC (United Kingdom)	7,664	161,666
Black & Decker Corp.	6,900	574,770
Bovis Homes Group PLC (United Kingdom)	7,894	105,628
Centex Corp.(b)	8,700	231,159
D.R. Horton, Inc.	23,700	303,597
Daito Trust Construction Co. Ltd. (Japan)	9,400	453,367
Electrolux AB (Sweden)	9,600	203,349
Fortune Brands, Inc.	14,000	1,140,860
Harman International Industries, Inc.	6,400	553,728
KB Home	5,700	142,842
Leggett & Platt, Inc.	14,800	283,568
Lennar Corp.	13,300	301,245
Newell Rubbermaid, Inc.	26,414	761,251
Pulte Homes, Inc.	16,100	219,121
Sekisui Chemical Co. Ltd. (Japan)	108,000	792,617
Sekisui House Ltd. (Japan)	81,000	1,019,684
Snap-On, Inc.	4,900	242,746
Stanley Works (The)	7,900	443,427
Taylor Woodrow PLC (United Kingdom)	126,891	715,897
Whirlpool Corp.(b)	7,526	670,567

		9,843,217

Household Products — 1.1%
Clorox Co.(b)	13,800	841,662
Colgate-Palmolive Co.	48,100	3,430,492
Kimberly-Clark Corp.(b)	42,900	3,014,154
Procter & Gamble Co.	295,725	20,801,297

Reckitt Benckiser PLC (United Kingdom)	28,625	1,682,032

		29,769,637

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)(a)	70,700	1,416,828
Constellation Energy Group, Inc.	17,100	1,467,009
Dynegy, Inc. (Class A Stock)(a)	37,500	346,500
International Power PLC (United Kingdom)	115,618	1,067,449
TXU Corp.	44,300	3,033,221

		7,331,007

Industrial Conglomerates — 1.9%
3M Co.	68,800	6,438,304
Cookson Group PLC (United Kingdom)	9,396	146,680
General Electric Co.	971,000	40,199,401
Keppel Corp. Ltd. (Singapore)	72,000	697,947
Rheinmetall AG (Germany)	2,732	217,768
SembCorp Industries Ltd. (Singapore)	27,000	117,233
Siemens AG (Germany)	4,593	630,376
Textron, Inc.	24,400	1,517,924
Tyco International Ltd. (Bermuda)	46,315	2,053,607

		52,019,240

Insurance — 2.4%
ACE Ltd. (Bermuda)	32,000	1,938,240
Aegon NV (Netherlands)	23,250	445,247
Aflac, Inc.	47,000	2,680,880
Allianz AG (Germany)	11,366	2,655,562
Allstate Corp. (The)(b)	61,700	3,528,623
AMBAC Financial Group, Inc.(b)	10,400	654,264
American International Group, Inc.	245,788	16,627,559
AON Corp.	29,100	1,303,971
Assurant, Inc.(b)	10,900	583,150
Aviva PLC (United Kingdom)	71,913	1,082,903
AXA SA (France)	31,330	1,401,896
Chubb Corp.	42,600	2,285,064
Cincinnati Financial Corp.	17,837	772,520
CNP Assurances (France)	5,251	671,715
Genworth Financial, Inc.	42,900	1,318,317
Hartford Financial Services Group, Inc.	30,000	2,776,500
Legal & General Group PLC (United Kingdom)	85,000	232,343
Lincoln National Corp.	26,117	1,722,938
Loews Corp.	42,900	2,074,215
Marsh & McLennan Cos., Inc.(b)	53,200	1,356,600
MBIA, Inc.(b)	16,150	985,958
MetLife, Inc.(b)	71,000	4,950,831
Muenchener Rueckversicherungs — Gesellschaft AG (Germany)	8,207	1,572,845
Old Mutual PLC (United Kingdom)	19,030	62,413
Principal Financial Group	25,400	1,602,486
Progressive Corp. (The)(b)	70,100	1,360,641
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	272,806	862,356
SAFECO Corp.	11,000	673,420
SCOR (France)	11,976	320,879
Swiss Life Holding (Switzerland)	1,397	362,374

Swiss Reinsurance (Switzerland)	16,967	1,511,254
Torchmark Corp.	9,000	560,880
Travelers Cos., Inc. (The)	63,535	3,198,352
UnumProvident Corp.	32,210	788,179
XL Capital Ltd. (Class A Stock) (Bermuda)	18,100	1,433,520
Zurich Financial Services AG (Switzerland)	5,158	1,547,289

		67,906,184

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(a)(b)	27,300	2,542,995
Home Retail Group PLC (United Kingdom)	162,348	1,238,138
IAC/InterActiveCorp(a)(b)	20,700	614,169

		4,395,302

Internet Software & Services — 0.7%
Akamai Technologies, Inc.(a)(b)	11,500	330,395
eBay, Inc.(a)	107,000	4,175,140
Google, Inc. (Class A Stock)(a)	21,400	12,139,578
Tencent Holdings Ltd. (China)	22,000	142,066
Verisign, Inc.(a)	19,500	657,930
Yahoo!, Inc.(a)(b)	123,100	3,304,004

		20,749,113

IT Services — 0.4%
Affiliated Computer Services, Inc.(a)	10,400	522,496
Automatic Data Processing, Inc.	54,000	2,480,220
Cognizant Technology Solutions Corp.(a)	13,600	1,084,872
Computer Sciences Corp.(a)	17,400	972,660
Convergys Corp.(a)	14,800	256,928
Electronic Data Systems Corp.	47,700	1,041,768
Fidelity National Information Services, Inc.	14,600	647,802
Fiserv, Inc.(a)	15,700	798,502
NTT Data Corp. (Japan)	72	320,933
Paychex, Inc.(b)	32,100	1,316,100
TIS, Inc. (Japan)	3,700	72,154
Unisys Corp.(a)	31,500	208,530
Western Union Co.	72,110	1,512,147

		11,235,112

Leisure Equipment & Products — 0.1%
Brunswick Corp.	7,200	164,592
Eastman Kodak Co.(b)	21,400	572,664
Hasbro, Inc.(b)	15,800	440,504
Mattel, Inc.(b)	36,451	855,140
Nikon Corp. (Japan)	24,000	825,317
Yamaha Corp. (Japan)	5,100	114,330

		2,972,547

Life Sciences, Tools & Services — 0.2%
Applera Corp. — Applied Biosystems Group	17,300	599,272
Millipore Corp.(a)(b)	4,700	356,260
PerkinElmer, Inc.	12,800	373,888

Thermo Electron Corp.(a)	39,900	2,303,028
Waters Corp.(a)	10,600	709,352

		4,341,800

Machinery — 1.1%
Alfa Laval AB (Sweden)	2,600	167,238
Caterpillar, Inc.	60,200	4,721,485
Charter PLC (United Kingdom)(a)	25,809	624,684
Cummins, Inc.	9,200	1,176,588
Danaher Corp.	22,300	1,844,433
Deere & Co.	21,800	3,235,556
Dover Corp.	19,300	983,335
Eaton Corp.	14,600	1,445,984
Illinois Tool Works, Inc.	38,400	2,290,176
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	29,200	1,590,524
ITT Corp.	19,200	1,304,256
Komatsu Ltd. (Japan)	50,700	1,703,757
Komori Corp. (Japan)	23,000	563,662
Konecranes Oyj (Finland)	7,076	284,638
MAN AG (Germany)	5,531	806,829
NSK Ltd. (Japan)	43,000	377,347
Paccar, Inc.	22,562	1,923,411
Pall Corp.	10,000	389,000
Parker Hannifin Corp.	11,510	1,287,163
Sandvik AB (Sweden)	49,099	1,053,357
SembCorp Marine Ltd. (Singapore)	149,800	463,871
Sumitomo Heavy Industries Ltd. (Japan)	10,000	128,760
Terex Corp.(a)	9,400	836,788
Trelleborg AB (Class B Stock) (Sweden)	15,100	356,171
Volvo AB (Class B Stock) (Sweden)	20,500	357,090

		29,916,103

Marine — 0.1%
Kawasaki Kisen Kaisha Ltd. (Japan)	31,000	455,291
Mitsui O.S.K. Lines Ltd. (Japan)	90,000	1,458,146
Neptune Orient Lines Ltd.	94,000	335,375
Nippon Yusen KK (Japan)	33,000	322,344
Orient Overseas International Ltd. (Hong Kong)	7,000	66,589

		2,637,745

Media — 1.5%
CBS Corp. (Class B Stock)	69,634	2,193,471
Clear Channel Communications, Inc.	45,700	1,711,008
Comcast Corp. (Class A Stock)(a)	291,390	7,045,810
Daily Mail & General Trust PLC	18,954	244,313
DIRECTV Group, Inc. (The)(a)	76,000	1,845,280
Dow Jones & Co., Inc.	6,800	405,960
E.W. Scripps Co.	8,600	361,200
Gannett Co., Inc.	22,100	965,770
Gestevision Telecinco SA (Spain)	20,419	536,032
Interpublic Group of Cos., Inc.(a)(b)	37,200	386,136
Lagardere SCA (France)	6,971	593,334
McGraw-Hill Cos., Inc. (The)(b)	32,500	1,654,575
Meredith Corp.	2,700	154,710

New York Times Co. (The) (Class A Stock)(b)	10,700	211,432
News Corp. (Class A Stock)	214,500	4,716,855
Omnicom Group, Inc.	31,400	1,510,026
Time Warner, Inc.	357,500	6,563,700
Tribune Co.	7,925	216,511
Viacom, Inc. (Class B Stock)(a)	64,834	2,526,581
Vivendi (France)	43,117	1,819,879
Walt Disney Co.(b)	191,900	6,599,441

		42,262,024

Metals & Mining — 1.0%
Acerinox SA (Spain)	11,138	335,114
Alcoa, Inc.	83,940	3,283,733
Allegheny Technologies, Inc.	10,200	1,121,490
Anglo American PLC (United Kingdom)	4,919	331,013
ArcelorMittal (Luxembourg)	7,301	560,102
BHP Billiton Ltd. (Australia)	11,547	456,470
BHP Billiton PLC (United Kingdom)	65,732	2,353,527
Boliden AB (Sweden)	29,750	633,632
Freeport-McMoRan Copper & Gold, Inc.(b)	35,694	3,743,945
JFE Holdings, Inc. (Japan)	6,600	467,714
Mitsubishi Materials Corp. (Japan)	96,000	596,735
Newmont Mining Corp. (Netherlands)(b)	42,500	1,901,025
Nucor Corp.	27,400	1,629,478
Outokumpu OYJ (Class A Stock) (Finland)	18,000	646,551
Rio Tinto Group PLC (United Kingdom)	25,934	2,243,411
Salzgitter AG (Germany)	3,492	690,393
Sumitomo Metal Industries Ltd. (Japan)	252,000	1,469,899
Sumitomo Metal Mining Co. Ltd.	54,000	1,311,627
ThyssenKrupp AG (Germany)	25,213	1,603,473
United States Steel Corp.	11,400	1,207,716
Voestalpine AG (Australia)	1,491	128,841
Xstrata PLC (Switzerland)	1,622	107,655

		26,823,544

Multiline Retail — 0.5%
Big Lots, Inc.(a)(b)	9,200	274,528
Dillard’s, Inc.	7,800	170,274
Family Dollar Stores, Inc.	13,700	363,872
J.C. Penney Co., Inc.	21,100	1,337,107
Kohl’s Corp.(a)	31,400	1,800,162
Macy’s, Inc.	42,274	1,366,296
Marks & Spencer Group PLC (United Kingdom)	66,968	843,334
Next PLC (United Kingdom)	2,478	99,574
Nordstrom, Inc.	20,500	961,245
Sears Holding Corp.(a)(b)	7,542	959,342
Target Corp.	78,400	4,983,889

		13,159,623

Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	5,626	79,227
Ameren Corp.(b)	18,100	950,250
CenterPoint Energy, Inc.(b)	27,800	445,634
Centrica PLC (United Kingdom)	156,299	1,216,789

CMS Energy Corp.(b)	22,000	370,040
Consolidated Edison, Inc.	25,000	1,157,500
Dominion Resources, Inc.	25,916	2,184,719
DTE Energy Co.	16,800	813,792
Integrys Energy Group, Inc.	5,620	287,913
National Grid PLC (United Kingdom)	93,691	1,502,859
NiSource, Inc.(b)	26,900	514,866
PG&E Corp.	33,400	1,596,520
Public Service Enterprise Group, Inc.	23,100	2,032,569
RWE AG (Germany)	1,293	162,323
Sempra Energy	25,319	1,471,540
TECO Energy, Inc.	22,300	366,389
Xcel Energy, Inc.	39,110	842,429

		15,995,359

Office Electronics — 0.1%
Ricoh Co. Ltd. (Japan)	63,000	1,332,782
Xerox Corp.(a)	87,900	1,524,186

		2,856,968

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	44,354	2,384,028
Apache Corp.(b)	31,014	2,793,121
BP PLC (United Kingdom)	317,921	3,691,386
Chesapeake Energy Corp.	40,800	1,438,608
Chevron Corp.	204,022	19,092,379
ConocoPhillips	154,077	13,523,338
CONSOL Energy, Inc.	17,300	806,180
Devon Energy Corp.	41,600	3,461,120
El Paso Corp.	64,336	1,091,782
ENI SpA (Italy)	31,149	1,154,390
EOG Resources, Inc.	22,800	1,649,124
Exxon Mobil Corp.	529,840	49,041,989
Hess Corp.	25,800	1,716,474
Idemitsu Kosan Co. Ltd. (Japan)	600	67,540
Marathon Oil Corp.	64,882	3,699,572
Murphy Oil Corp.(b)	16,900	1,181,141
Neste Oil OYJ (Finland)	14,728	539,103
Nippon Mining Holdings, Inc. (Japan)	113,000	1,135,263
Nippon Oil Corp. (Japan)	150,000	1,393,375
Occidental Petroleum Corp.	77,900	4,991,832
Peabody Energy Corp.	22,800	1,091,436
Repsol YPF SA (Spain)	22,362	798,768
Royal Dutch Shell (Netherlands)	34,918	1,440,985
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	57,915	2,384,094
Singapore Petroleum Co. Ltd. (Singapore)	195,000	892,629
Spectra Energy Corp.	58,762	1,438,494
Sunoco, Inc.	14,300	1,012,154
Tesoro Corp.	8,000	368,160
Total SA (France)	32,186	2,616,957
Valero Energy Corp.(b)	52,400	3,520,232
Williams Cos., Inc.(b)	55,500	1,890,330
XTO Energy, Inc.	35,633	2,203,545

		134,509,529

Paper & Forest Products — 0.2%
International Paper Co.(b)	42,173	1,512,747
MeadWestvaco Corp.	16,314	481,752
Mondi Ltd. (South Africa)	3,086	30,639
Mondi PLC (United Kingdom)	30,130	286,653
Svenska Cellulosa AB (SCA) (Class B Stock) (Sweden)	67,600	1,261,448
Weyerhaeuser Co.	19,100	1,380,930

		4,954,169

Personal Products — 0.1%
Avon Products, Inc.	40,500	1,519,965
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	10,400	441,584
Oriflame Cosmetics SA (Luxembourg)	12,100	734,175

		2,695,724

Pharmaceuticals — 3.2%
Abbott Laboratories	145,600	7,807,072
Allergan, Inc.(b)	28,900	1,863,183
Astellas Pharma, Inc. (Japan)	6,100	292,613
AstraZeneca PLC (United Kingdom)	40,585	2,033,568
Barr Pharmaceuticals, Inc.(a)	11,500	654,465
Bristol-Myers Squibb Co.	187,600	5,406,632
Eli Lilly & Co.(b)	93,400	5,317,262
Forest Laboratories, Inc.(a)	29,500	1,100,055
GlaxoSmithKline PLC (United Kingdom)	96,025	2,548,171
H Lundbeck A/S (Denmark)	19,200	521,510
Johnson & Johnson	274,148	18,011,523
King Pharmaceuticals, Inc.(a)(b)	23,566	276,194
Kyowa Hakko Kogyo Co. Ltd. (Japan)	33,000	339,869
Merck & Co., Inc.	204,700	10,580,943
Mylan Laboratories, Inc.(b)	20,900	333,564
Novartis AG (Switzerland)	15,158	836,505
Novo Nordisk, Inc. (Denmark)	650	78,454
Pfizer, Inc.	668,045	16,320,339
Roche Holding AG (Switzerland)	12,048	2,184,525
Sanofi-Aventis (France)	18,922	1,602,174
Schering-Plough Corp.	144,800	4,580,024
Takeda Pharmaceutical Co. Ltd. (Japan)	6,500	457,232
Watson Pharmaceuticals, Inc.(a)	12,200	395,280
Wyeth	127,300	5,671,215

		89,212,372

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. (Class A Stock)(b)	10,800	487,404
Archstone-Smith Trust	21,100	1,268,954
AvalonBay Communities, Inc.	7,400	873,644
Boston Properties, Inc.	11,800	1,226,020
Centro Properties Group (Australia)	17,808	116,460
Developers Diversified Realty Corp.	11,300	631,331
Equity Residential	27,100	1,147,956
General Growth Properties, Inc.	24,000	1,286,880
Host Marriot Corp.(b)	52,500	1,178,100
ING Industrial Fund (Australia)	231,246	580,706

Kimco Realty Corp.(b)	21,500	972,015
Mirvac Group (Australia)	76,695	370,902
Plum Creek Timber Co., Inc.(b)	14,100	631,116
ProLogis(b)	24,400	1,618,940
Public Storage, Inc.	10,900	857,285
Simon Property Group, Inc.(b)	20,600	2,060,000
Vornado Realty Trust	13,000	1,421,550
Westfield Group (Australia)	33,865	652,088

		17,381,351

Real Estate Management & Development — 0.1%
CapitaLand Ltd. (Singapore)	21,000	115,214
CB Richard Ellis Group, Inc.	18,800	523,392
Cheung Kong Holdings Ltd. (Hong Kong)	35,000	577,191
City Developments Ltd. (Singapore)	11,000	119,960
IMMOFINANZ AG (Austria)	7,668	95,674
Swire Pacific Ltd. (Hong Kong)	28,000	339,471
UOL Group Ltd. (Singapore)	39,000	136,520
Wharf Holdings (Hong Kong)	139,000	683,033
Wihlborgs Fastigheter AB (Sweden)	2,924	54,223

		2,644,678

Road & Rail — 0.3%
Burlington Northern Santa Fe Corp.	31,500	2,556,855
CSX Corp.(b)	40,600	1,734,838
Norfolk Southern Corp.	38,200	1,982,962
Ryder System, Inc.	6,900	338,100
Seino Transportation Co. Ltd. (Japan)	24,000	221,686
Union Pacific Corp.	25,200	2,849,112

		9,683,553

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.(a)(b)	42,000	554,400
Altera Corp.(a)(b)	33,500	806,680
Analog Devices, Inc.	32,200	1,164,352
Applied Materials, Inc.(b)	124,900	2,585,430
ASML Holding N.V. (Netherlands)(a)	17,725	587,640
Broadcom Corp. (Class A Stock)(a)	43,950	1,601,538
Intel Corp.	552,600	14,290,237
KLA-Tencor Corp.	21,100	1,176,958
Linear Technology Corp.	25,800	902,742
LSI Logic Corp.(a)(b)	58,800	436,296
MEMC Electronic Materials, Inc.(a)	18,800	1,106,568
Microchip Technology, Inc.	16,700	606,544
Micron Technology, Inc.(a)(b)	58,400	648,240
National Semiconductor Corp.(b)	23,900	648,168
Novellus Systems, Inc.(a)	10,400	283,504
NVIDIA Corp.(a)(b)	51,450	1,864,548
Teradyne, Inc.(a)	22,100	304,980
Texas Instruments, Inc.	134,900	4,935,991
Tokyo Electron Ltd. (Japan)	16,500	1,045,749
Xilinx, Inc.	32,000	836,480

		36,387,045

Software — 1.6%
Adobe Systems, Inc.(a)	54,700	2,388,202
Autodesk, Inc.(a)(b)	21,800	1,089,346
BMC Software, Inc.(a)	21,100	658,953
Business Objects SA (France)(a)	3,160	141,037
CA, Inc.	39,064	1,004,726
Citrix Systems, Inc.(a)	16,400	661,248
Compuware Corp.(a)	28,000	224,560
Electronic Arts, Inc.(a)	29,500	1,651,705
Intuit, Inc.(a)	34,800	1,054,440
Microsoft Corp.	782,100	23,040,666
Nintendo Co. Ltd. (Japan)	3,000	1,561,833
Novell, Inc.(a)	24,200	184,888
Oracle Corp.(a)	373,900	8,094,935
Symantec Corp.(a)	90,678	1,757,340

		43,513,879

Specialty Retail — 0.7%
Abercrombie & Fitch Co.	8,700	702,090
Autobacs Seven Co. Ltd. (Japan)	1,600	41,579
AutoNation, Inc.(a)(b)	16,974	300,779
AutoZone, Inc.(a)	4,800	557,472
Bed Bath & Beyond, Inc.(a)(b)	26,700	911,004
Best Buy Co., Inc.(b)	38,325	1,763,717
Circuit City Stores, Inc.	17,200	136,052
Esprit Holdings Ltd. (Hong Kong)	27,400	435,293
Gap, Inc. (The)	52,700	971,788
Home Depot, Inc.(b)	164,450	5,334,758
Limited Brands, Inc.(b)	31,106	712,016
Lowe’s Cos., Inc.	142,000	3,978,840
Office Depot, Inc.(a)	27,800	573,236
OfficeMax, Inc.	7,500	257,025
RadioShack Corp.(b)	11,200	231,392
Sherwin-Williams Co. (The)	9,500	624,245
Staples, Inc.	67,549	1,451,628
Tiffany & Co.	11,600	607,260
TJX Cos., Inc. (The)	40,600	1,180,242

		20,770,416

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	34,000	1,607,180
Jones Apparel Group, Inc.(b)	12,600	266,238
Liz Claiborne, Inc.(b)	10,900	374,197
NIKE, Inc. (Class B Stock)	35,000	2,053,100
Nisshinbo Industries, Inc. (Japan)	15,000	208,549
Polo Ralph Lauren Corp.	5,300	412,075
Swatch Group AG (Switzerland)	6,606	423,000
VF Corp.	8,100	654,075

		5,998,414

Thrifts & Mortgage Finance — 0.5%
Countrywide Financial Corp.(b)	56,200	1,068,362
Fannie Mae(b)	91,400	5,558,034

Freddie Mac	63,400	3,741,234
Hudson City Bancorp, Inc.	59,500	915,110
MGIC Investment Corp.(b)	8,800	284,328
Sovereign Bancorp, Inc.(b)	38,955	663,793
Washington Mutual, Inc.(b)	86,078	3,039,414

		15,270,275

Tobacco —0.6%
Altria Group, Inc.	198,600	13,808,659
British American Tobacco (United Kingdom)	14,188	508,580
Imperial Tobacco Group (United Kingdom)	34,579	1,585,472
Reynolds American, Inc.	18,500	1,176,415
UST, Inc.(b)	15,100	748,960

		17,828,086

Trading Companies & Distributors — 0.2%
Itochu Corp. (Japan)	80,000	971,575
Marubeni Corp. (Japan)	77,000	706,551
Mitsubishi Corp. (Japan)	11,900	377,104
Mitsui & Co. Ltd. (Japan)	61,000	1,481,653
Sumitomo Corp. (Japan)	41,400	800,139
W.W. Grainger, Inc.	6,900	629,211

		4,966,233

Transportation Infrastructure
Hopewell Holdings (Hong Kong)	77,000	367,475
Kamigumi Co. Ltd. (Japan)	17,000	142,820

		510,295

Wireless Telecommunication Services — 0.4%
Alltel Corp.	33,400	2,327,312
KDDI Corp. (Japan)	97	719,488
Sprint Nextel Corp.	271,977	5,167,563
Vodafone Group PLC (United Kingdom)	1,132,143	4,088,371

		12,302,734

TOTAL COMMON STOCKS
(cost $976,893,247)		1,497,127,205

PREFERRED STOCK
Automobiles
Porsche AG (Germany)
(cost $487,560)	459	980,447

RIGHTS
Diversified Financial Services
Fortis (Belgium)
(cost $0)	40,431	214,467

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value
LONG-TERM BONDS — 34.2%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc.(j)
4.75%	08/15/10	Baa2	$2,000	1,977,138
Boeing Capital Corp.(b)
6.10%	03/01/11	A2	975	1,006,426
Goodrich Corp.
6.80%	07/01/36	Baa2	811	872,373
Northrop Grumman Corp.
7.125%	02/15/11	Baa1	1,025	1,088,311
Raytheon Co.
4.50%	11/15/07	Baa1	194	193,696
5.50%	11/15/12	Baa1	625	631,985

				5,769,929

Airlines — 0.1%
American Airlines, Inc.(b)
6.817%	05/23/11	Ba1	2,420	2,359,500
Continental Airlines, Inc.
6.648%	09/15/17	Baa2	328	330,975
6.703%	06/15/21	Baa2	183	182,604
Southwest Airlines Co.
6.50%	03/01/12	Baa1	965	997,710

				3,870,789

Asset Backed Securities — 1.2%
American Express Credit Account Master Trust I,(g)(j)
Series 2004-4, Class C
6.223%(k)	03/15/12	Baa1	1,510	1,514,011
Series 2004-C, Class C
6.253%	02/15/12	Baa1	502	501,113
Amortizing Residential Collateral Trust,(g)
Series 2002-BC9, Class M1
6.781%	12/25/32	Aa2	2,664	2,544,034
Bank of America Credit Card Trust,(g)
Series 2006-C5, Class C5
6.152%	01/15/16	Baa2	4,159	3,935,948
Bank One Issuance Trust,
Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,438,290
CDC Mortgage Capital Trust,(g)
Series 2002-HE3, Class M1
6.781%	03/25/33	Aa2	1,077	1,002,050
Series 2003-HE1, Class M2
8.056%	08/25/33	A2	81	40,952
Centex Home Equity,(g)
Series 2005-A, Class M2
5.631%	01/25/35	Aa2	2,250	2,101,682
Citibank Credit Card Issuance Trust,(g)
Series 2006-C1, Class C1
5.896%	02/20/15	Baa2	1,500	1,416,321

Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,719,621
Equity One ABS, Inc.,
Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,622,875
First Franklin Mortgage Loan Trust(g)
Series 2005-FFH1, Class M2
5.651%	06/25/36	Aa2	1,800	1,712,772
HFC Home Equity Loan Trust(g)
Series 2005-2, Class M2
5.986%	01/20/35	Aa1	701	654,783
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,468,255
Morgan Stanley ABS Capital I(g)
Series 2004-NC3, Class M2
6.231%	03/25/34	A2	1,413	1,328,307
Morgan Stanley Dean Witter Capital I(g)
Series 2002-HE1, Class M1
6.031%	07/25/32	Aa2	1,798	1,722,679
Series 2002-NC4, Class M1
6.406%	09/25/32	Aaa	1,623	1,584,610
Saxon Asset Securities Trust(g)
Series 2005-2, Class M2
5.571%	10/25/35	Aa2	1,480	1,446,839
Securitized Asset Backed Receivables LLC(g)
Series 2004-OP1, Class M1
5.641%	02/25/34	Aa2	1,660	1,599,064
Series 2006-FR3, Class A3
5.381%	05/25/36	Aaa	1,400	1,362,788
SVO VOI Mortgage Corp.(j)
Series 2005-AA, Class A
5.25%	02/20/21	Aaa	809	815,059
WFS Financial Owner Trust,
Series 2004-4, Class D
3.58%	05/17/12	A2	457	454,023

				33,986,076

Automotive — 0.1%
Johnson Controls, Inc.
5.50%	01/15/16	Baa1	235	231,452
Oshkosh Truck Corp., Bank Loan(k)
7.45%	12/06/13	Ba3	1,975	1,944,141

				2,175,593

Banking — 0.6%
Banco Bradesco (Cayman Islands)
8.75%	10/24/13	A2	1,690	1,909,700
Bank of America NA
5.30%	03/15/17	Aa1	850	824,508
6.00%	10/15/36	Aa1	1,300	1,275,443
Bank One Corp.
7.875%	08/01/10	Aa3	2,500	2,674,809
Citigroup, Inc.

5.625%	08/27/12	Aa2	1,900	1,922,262
6.125%	08/25/36	Aa2	725	717,676
DEPFA ACS Bank (Ireland)(j)
5.125%	03/16/37	Aaa	1,325	1,238,642
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	245,140
ICICI Bank Ltd. (India)(g)(j)
5.90%	01/12/10	Baa2	1,880	1,863,764
ICICI Bank Ltd. (Singapore)(j)
5.75%	11/16/10	Baa2	1,670	1,674,122
J.P. Morgan Chase & Co.
4.60%	01/17/11	Aa2	975	952,840
6.50%	01/15/09	Aa3	1,100	1,115,223
MUFG Capital Finance Group Ltd.
(Cayman Islands)(g)
6.346%	07/25/49	A2	800	760,454
Santander Central Hispano Issuances Ltd.
(Cayman Islands)
7.625%	09/14/10	Aa2	805	861,840
Wells Fargo Bank
6.45%	02/01/11	Aa1	90	93,400

				18,129,823

Brokerage — 0.6%
Bear Stearns Companies, Inc. (The)
5.30%(b)	10/30/15	A1	550	514,508
6.40%	10/02/17	A1	270	268,800
Goldman Sachs Group, Inc. (The)
5.625%	01/15/17	A1	765	742,240
6.25%(b)	09/01/17	Aa3	1,135	1,159,845
6.45%(b)	05/01/36	A1	1,770	1,727,062
6.75%	10/01/37	A1	440	442,825
Lehman Brothers Holdings, Inc.
5.25%	02/06/12	A1	1,850	1,811,701
6.50%	07/19/17	A2	514	520,907
Merrill Lynch & Co., Inc.
4.25%(b)	02/08/10	Aa3	1,470	1,444,106
4.79%	08/04/10	Aa3	375	368,859
5.00%	01/15/15	Aa3	190	180,001
5.77%(b)	07/25/11	Aa3	355	359,523
6.40%	08/28/17	Aa3	1,285	1,325,851
Morgan Stanley Group, Inc.
4.75%	04/01/14	A1	1,510	1,418,375
5.45%	01/09/17	Aa3	670	646,075
5.75%	08/31/12	Aa3	890	891,506
5.75%(b)	10/18/16	Aa3	1,860	1,834,837

				15,657,021

Building Materials & Construction — 0.2%
American Standard, Inc.
7.625%	02/15/10	Baa3	1,000	1,058,206
Centex Corp.(b)
6.50%	05/01/16	Baa2	315	287,322
Hanson PLC (United Kingdom)
7.875%	09/27/10	Baa3	1,270	1,352,367

K Hovnanian Enterprises, Inc.(b)
10.50%	10/01/07	Ba3	2,560	2,560,001
Lafarge SA (France)
6.15%	07/15/11	Baa2	1,100	1,121,495
Pulte Homes, Inc.
5.25%	01/15/14	Baa3	20	16,644
Ryland Group, Inc.
5.375%	06/01/08	Baa3	288	284,309

				6,680,344

Cable — 0.4%
AT&T Broadband
9.455%	11/15/22	Baa2	115	146,244
Cox Communications, Inc.
6.75%	03/15/11	Baa3	1,195	1,247,386
7.875%	08/15/09	Baa3	1,160	1,213,102
CSC Holdings, Inc.
7.875%	12/15/07	B2	2,135	2,137,669
Insight Midwest Holdings LLC, Bank Loan(k)
6.61%	10/06/13	Ba2	1,800	1,761,469
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,887,281
Time Warner Cable, Inc.(j)
5.40%	07/02/12	Baa2	2,410	2,380,363

				10,773,514

Capital Goods — 0.3%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	767,997
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,043,338
Erac USA Finance Co.(j)
7.35%	06/15/08	Baa2	2,450	2,476,719
FedEx Corp.
7.25%	02/15/11	Baa2	480	514,085
Honeywell International, Inc.
6.125%	11/01/11	A2	1,120	1,158,818
Sensata Technologies, Bank Loan(k)
7.11%	04/27/13	Ba3	1,396	1,337,613
United Technologies Corp.(e)
6.35%	03/01/11	A2	810	847,991
8.875%	11/15/19	A2	375	478,785

				8,625,346

Chemicals — 0.2%
Dow Chemical Co.
5.97%	01/15/09	A3	430	434,598
6.125%	02/01/11	A3	690	709,787
Equistar Chemicals LP
10.125%	09/01/08	B1	1,125	1,161,563
ICI Wilmington, Inc.
5.625%	12/01/13	Baa2	780	781,434

Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,081,096
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	526,195

				4,694,673

Collateralized Mortgage Obligations — 0.7%
Bank of America Alternative Loan Trust,
Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,082	4,053,970
Bank of America Mortgage Securities, Inc.(g)
Series 2005-A, Class 2A1
4.458%	02/25/35	Aaa	1,308	1,295,588
Series 2005-B, Class 2A1
4.387%	03/25/35	Aaa	1,229	1,211,301
Chase Mortgage Finance Corp.(g)
Series 2007-A1, Class 1A5
4.356%	02/25/37	Aaa	4,441	4,394,334
Countrywide Alternative Loan Trust,
Pass-Thru Certificates,
Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,995	1,947,401
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-A1, Class 4A1(g)
4.071%	07/25/35	Aaa	2,688	2,648,362
Master Alternative Loans Trust, Pass-Thru Certificates,
Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	525	512,008
Structured Adjustable Rate Mortgage Loan(g)
Series 2004-1, Class 4A3
4.17%	02/25/34	Aaa	1,201	1,209,061
Washington Mutual Alternative Loan Trust,
Mortgage Pass-Thru Certificates,
Series 2005-1, Class 3A
5.00%	03/25/20	AAA(d)	1,146	1,131,871

				18,403,896

Commercial Mortgage Backed Securities — 4.2%
Bank of America Commercial Mortgage, Inc.,
Series 2003-2, Class A3(g)
4.873%	03/11/41	AAA(d)	3,350	3,309,612
Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,570,651
Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	2,006,700
Series 2005-1, Class ASB(g)
5.002%	11/10/42	AAA(d)	1,100	1,095,702
Series 2006-2 A4(g)
5.93%	05/10/45	AAA(d)	4,400	4,484,571
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	3,500	3,455,179
Bear Stearns Commercial Mortgage Securities(g)
Series 2004-T16, Class A6
4.75%	02/13/46	AAA(d)	3,500	3,349,659
Series 2005-T18, Class AAB

4.823%	02/13/42	Aaa	2,250	2,189,711
Series 2005-T20, Class AAB
5.286%	10/12/42	Aaa	3,000	2,980,029
Commercial Mortgage Pass-Thru Certificates(g)(j)
Series 2004-LB2A, Class X2, I/O
0.935%	03/10/39	AAA(d)	15,294	345,408
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,455,461
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4(g)
5.609%	02/15/39	AAA(d)	4,330	4,343,336
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	2,205	2,163,989
DLJ Commercial Mortgage Corp.,
Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,129	3,301,654
GE Commercial Mortgage Corp.(g)(j)
Series 2004-C2, Class X2, I/O
0.585%	03/10/40	Aaa	28,914	465,635
GMAC Commercial Mortgage Securities, Inc.,
Series 2005-C1, Class A5
4.697%	05/10/43	AAA(d)	2,610	2,482,607
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1, Class A4
4.111%	07/05/35	Aaa	5,000	4,723,155
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2000-C10, Class A2(g)
7.371%	08/15/32	Aaa	6,011	6,273,100
Series 2005-CB13, Class A4(g)
5.472%	01/12/43	Aaa	2,800	2,779,802
Series 2005-LDP5, Class A4(g)
5.345%	12/15/44	Aaa	3,630	3,588,720
Series 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	2,000	1,998,377
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	5,100	5,051,764
Series 2006-LDP6, Class X2, I/O(g)
0.077%	04/15/43	Aaa	156,383	794,112
Series 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,380	6,199,674
Series 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	2,000	1,980,257
Keycorp.,
Series 2000-C1, Class A2(g)
7.727%	05/17/32	Aaa	10,373	10,889,059
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,691,166
Series 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(d)	5,000	4,904,678
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	663,233
Series 2006-C3, Class A4(g)
5.661%	03/15/39	Aaa	4,950	5,000,845
Series 2006-C6, Class AAB
5.341%	09/15/39	Aaa	2,380	2,357,861

Merrill Lynch Mortgage Trust,
Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,849,967
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4(g)
6.105%	06/12/46	Aaa	2,210	2,275,287
Series 2007-5, Class A4
5.378%	08/12/48	Aaa	3,400	3,340,255
Morgan Stanley Capital I,
Series 2006-IQ11, Class A4(g)
5.944%	10/15/42	AAA(d)	2,600	2,646,675
Series 2007-HQ11, Class AAB
5.444%	02/12/44	Aaa	4,400	4,347,270
Ser. 2007-T27, Class AAB(g)
5.651%	06/11/42	AAA(d)	1,040	1,045,868
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98%	11/15/34	Aaa	1,700	1,679,085

				118,080,114

Consumer — 0.1%
Procter & Gamble Co. (The)
5.55%	03/05/37	Aa3	960	917,155
Whirlpool Corp.
6.125%	06/15/11	Baa2	1,045	1,068,316

				1,985,471

Electric — 1.0%
AES Corp. (The)(j)
9.00%	05/15/15	Ba3	1,600	1,679,999
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	770,838
Arizona Public Services Co.
6.25%	08/01/16	Baa2	170	171,369
6.375%	10/15/11	Baa2	1,250	1,286,915
Baltimore Gas & Electric Co.
6.35%	10/01/36	Baa2	530	523,906
Carolina Power & Light Co.
5.25%	12/15/15	A2	660	641,584
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,071,994
6.95%	03/15/33	Baa2	300	325,841
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	801,142
Consumers Energy Co.,
First Mortgage Bonds, Series D
5.375%	04/15/13	Baa1	435	430,042
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,251,423
Duke Energy Carolinas LLC
6.10%	06/01/37	A3	920	902,844
El Paso Electric Co.
6.00%	05/15/35	Baa2	845	792,269
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Baa3	1,350	1,410,298

8.625%	08/01/15	Baa3	1,160	1,326,104
Energy East Corp.
6.75%	09/15/33	Baa2	140	142,796
Exelon Corp.
4.90%	06/15/15	Baa1	195	181,580
FirstEnergy Corp.
7.375%	11/15/31	Baa3	720	787,918
Florida Power & Light Co.
5.95%	10/01/33	Aa3	380	373,196
Georgia Power Co., Series B
5.70%	06/01/17	A2	470	469,993
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	545,961
Midamerican Energy Holdings Co.
5.95%	05/15/37	Baa1	450	425,038
Nevada Power Co.
6.50%	05/15/18	Ba1	1,180	1,186,267
NiSource Finance Corp.
5.45%	09/15/20	Baa3	500	460,794
NRG Energy, Bank Loan(k)
7.11%	02/01/13	Ba1	439	429,108
7.11%	02/01/13	Ba1	1,055	1,031,031
7.61%	06/08/14	B2	338	330,574
NSTAR Electric Co.
4.875%	04/15/14	A1	730	694,494
Ohio Edison Co.
6.40%	07/15/16	Baa2	730	748,176
6.875%	07/15/36	Baa2	135	141,753
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa2	465	466,176
7.00%	09/01/22	Baa2	545	555,684
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	1,610	1,581,167
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,937,953
Public Service Electric & Gas Co., M.T.N.
5.80%	05/01/37	A3	515	481,405
Southern California Edison Co.
4.65%	04/01/15	A2	610	573,890
Virginia Electric and Power Co.
6.00%	05/15/37	Baa1	715	683,735
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	773,592
5.613%(j)	04/01/17	Baa1	263	256,102
6.50%	07/01/36	Baa1	445	442,763

				29,087,714

Energy - Integrated — 0.1%
Lukoil International Finance BV (Netherlands)(j)
6.356%	06/07/17	Baa2	530	508,800
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,070,591
TNK-BP Finance SA (Luxembourg)(j)
7.50%	07/18/16	Baa2	1,365	1,355,582

				3,934,973

Energy - Other — 0.3%
Devon Energy Corp.
7.875%	09/30/31	Baa1	280	330,680
EnCana Corp. (Canada)
6.625%	08/15/37	Baa2	365	374,458
Halliburton Co.
5.50%	10/15/10	A2	200	202,322
Nexen, Inc. (Canada)
6.40%	05/15/37	Baa2	195	189,492
Pioneer Natural Resources Co.
6.875%	05/01/18	Ba1	1,450	1,361,495
Talisman Energy, Inc. (Canada)
6.25%	02/01/38	Baa2	160	150,731
Valero Energy Corp.
6.125%	06/15/17	Baa3	820	825,388
6.625%	06/15/37	Baa3	815	827,132
Weatherford International, Inc.(j)
6.35%	06/15/17	Baa1	895	910,450
Weatherford International, Inc. (Bermuda)
6.50%	08/01/36	Baa1	25	24,613
Woodside Finance Ltd. (Australia)(j)
5.00%	11/15/13	Baa1	1,660	1,648,653
XTO Energy, Inc.
6.25%	08/01/17	Baa2	1,050	1,066,013

				7,911,427

Foods — 0.4%
Aramark Corp. Bank Loan(k)
5.20%	01/26/14	Ba3	119	116,317
7.36%	01/19/14	Ba3	1,658	1,627,474
Bunge Ltd. Finance Corp.
5.35%	04/15/14	Baa2	1,000	959,531
Cadbury Schweppes American Finance, Inc.(j)
3.875%	10/01/08	Baa2	1,050	1,035,280
ConAgra Foods, Inc.
7.125%	10/01/26	Baa2	50	53,042
7.875%	09/15/10	Baa2	585	629,855
Delhaize Group (Belgium)(j)
6.50%	06/15/17	Baa3	460	463,924
HJ Heinz Co.(j)
6.428%	12/01/08	Baa2	1,620	1,645,628
Kellogg Co.
6.60%	04/01/11	A3	1,285	1,341,295
Kraft Foods, Inc.
5.625%	11/01/11	Baa2	965	971,052
Kroger Co. (The)
6.75%	04/15/12	Baa2	215	226,088
6.80%	04/01/11	Baa2	575	601,769
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	262,185
Tyson Foods, Inc.
6.85%	04/01/16	Ba1	785	808,956
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,687,910

				12,430,306

Foreign Government Bonds — 0.2%
DP World Ltd.(j)
6.85%	07/02/37	A1	1,610	1,598,645
Gaz Capital for Gazprom (Luxembourg)(j)
7.288%	08/16/37	A3	1,200	1,276,200
Pemex Project Funding Master Trust
8.625%	12/01/23	Baa1	350	432,775
Petrobras International Finance Co. (PIFCO)
(Cayman Islands)
8.375%	12/10/18	Baa1	1,140	1,336,650
RSHB Capital SA for OJSC Russian Agricultural Bank
(Luxembourg)(j)
6.299%	05/15/17	A3	2,100	1,976,940

				6,621,210

Gaming
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Baa3	970	931,200
Mandalay Resort Group
9.375%	02/15/10	B1	12	12,570

				943,770

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories
5.875%	05/15/16	A1	1,100	1,109,902
AmerisourceBerger Corp., Series WI
5.625%	09/15/12	Ba1	915	907,504
AstraZeneca PLC (United Kingdom)
6.45%	09/15/37	A1	480	497,696
Baxter International, Inc.
5.196%	02/16/08	Baa1	1,085	1,084,365
Bristol-Myers Squibb Co.
5.875%	11/15/36	A2	265	252,750
Community Health Systems, Bank Loans(k)
7.61%	06/28/14	Ba3	108	106,218
7.755%	06/28/14	Ba3	1,642	1,610,531
Genentech, Inc.
4.75%	07/15/15	A1	270	254,571
HCA, Inc., Bank Loan(k)
7.61%	11/14/13	Ba3	1,985	1,944,369
Health Management Associate Term B, Bank Loan(k)
7.36%	02/28/14	Ba3	1,204	1,142,435
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	560	541,928
Merck & Co., Inc.
5.75%	11/15/36	Aa3	65	61,358
5.95%	12/01/28	Aa3	205	202,793
Schering-Plough Corp.
5.55%	12/01/13	Baa1	695	690,334
6.00%	09/15/17	A-(d)	1,050	1,054,719
6.55%	09/15/37	Baa1	330	336,636
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	115	109,266

Wyeth
5.50%	03/15/13	A3	915	913,136
5.50%	02/01/14	A3	210	208,825
5.95%	04/01/37	A3	1,645	1,587,461
6.45%	02/01/24	A3	60	61,396

				14,678,193

Healthcare Insurance — 0.3%
Aetna, Inc.
5.75%	06/15/11	A3	430	436,789
6.625%	06/15/36	A3	480	488,236
Cigna Corp.
6.15%	11/15/36	Baa2	640	605,153
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	2,200	2,182,229
UnitedHealth Group, Inc.
5.25%	03/15/11	A3	1,470	1,476,827
6.00%(j)	06/15/17	A3	115	114,905
6.50%(j)	06/15/37	A3	400	403,116
WellPoint, Inc.
5.00%	12/15/14	Baa1	1,085	1,032,873
5.25%	01/15/16	Baa1	335	320,228
5.95%	12/15/34	Baa1	210	193,574

				7,253,930

Insurance — 0.3%
American International Group, Inc.
4.25%	05/15/13	Aa2	1,355	1,274,406
5.05%	10/01/15	Aa2	125	119,298
6.25%(b)	03/15/37	Aa3	520	489,558
AXA SA (France)(c)
8.60%	12/15/30	A3	230	273,734
Berkshire Hathaway, Inc.
4.75%	05/15/12	Aaa	425	416,862
Liberty Mutual Group(j)
7.00%	03/15/34	Baa2	910	884,382
Marsh & McLennan Cos., Inc.
5.15%	09/15/10	Baa2	335	333,827
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,094,971
6.125%	12/01/11	A2	435	450,692
6.375%	06/15/34	A2	85	86,124
St. Paul Travelers Cos., Inc.
6.75%	06/20/36	A3	740	751,495
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	690,787
6.15%	08/15/19	Baa2	575	570,636
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A3	110	105,324

				7,542,096

Lodging
Starwood Hotels & Resorts Worldwide, Inc.
6.25%	02/15/13	Baa3	370	371,351

Media & Entertainment — 0.3%
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	757,087
Idearc, Inc. Bank Loan(k)
7.36%	11/09/14	Ba2	1,489	1,464,713
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,484,419
Time Warner, Inc.
6.75%	04/15/11	Baa2	725	753,559
7.25%	10/15/17	Baa2	745	792,521
9.15%	02/01/23	Baa2	625	762,165
Viacom, Inc.
6.875%	04/30/36	Baa3	865	861,396

				6,875,860

Metals — 0.1%
Alcan, Inc. (Canada)
4.50%	05/15/13	Baa1	255	242,790
5.00%	06/01/15	Baa1	755	721,529
5.75%	06/01/35	Baa1	105	96,319
Alcoa, Inc.
5.90%	02/01/27	A2	110	103,128
Peabody Energy Corp.(b)
7.375%	11/01/16	Ba1	1,150	1,213,250
Southern Copper Corp.
7.50%	07/27/35	Baa2	120	130,285
United States Steel Corp.
5.65%	06/01/13	Baa3	540	529,622

				3,036,923

Non Captive Finance — 0.3%
Capital One Bank
6.50%	06/13/13	A3	10	10,136
Capital One Financial Corp., M.T.N.
5.70%	09/15/11	A3	570	570,946
CIT Group, Inc.
4.25%	02/01/10	A2	480	455,949
5.50%	11/30/07	A2	1,285	1,281,993
Countrywide Financial Corp., M.T.N.
5.80%	06/07/12	Baa3	1,160	1,087,251
General Electric Capital Corp., M.T.N.
5.55%	05/04/20	Aaa	1,875	1,867,854
5.625%	09/15/17	Aaa	320	319,912
GMAC LLC(g)
6.808%	05/15/09	Ba1	640	616,355
Household Finance Corp.
4.75%	05/15/09	Aa3	370	367,650
HSBC Finance Corp.
5.70%	06/01/11	Aa3	585	589,837
International Lease Finance Corp.
3.50%	04/01/09	A1	750	734,524
Residential Capital LLC
7.00%	02/22/11	Ba1	240	195,600
7.375%	06/30/10	Ba1	610	506,300

7.50%	04/17/13	Ba1	910	734,825

				9,339,132

Paper
Plum Creek Timberlands LP
5.875%	11/15/15	Baa3	745	724,599

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,781,662
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,951,835
Enterprise Products Operating LP
4.00%	10/15/07	Baa3	1,000	999,285
4.625%	10/15/09	Baa3	710	704,051
6.875%	03/01/33	Baa3	140	143,133
Kinder Morgan, Inc., Bank Loan(k)
7.07%	05/22/14	Ba2	1,161	1,137,133
Oneok, Inc.
5.51%	02/16/08	Baa2	1,630	1,629,073
Oneok Partners LP
6.65%	10/01/36	Baa2	455	448,784
Sempra Energy
6.00%	02/01/13	Baa1	80	82,126
Spectra Energy Capital LLC
6.25%	02/15/13	Baa1	205	209,527

				9,086,609

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa1	735	762,675
CSX Corp.
6.15%(b)	05/01/37	Baa3	690	659,269
6.25%	03/15/18	Baa3	375	376,969
Norfolk Southern Corp.
5.59%	05/17/25	Baa1	630	578,356
7.80%	05/15/27	Baa1	24	27,276
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,348,113
6.625%	02/01/08	Baa2	1,755	1,761,026
6.65%	01/15/11	Baa2	760	783,907

				6,297,591

Real Estate Investments Trusts — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,394,558
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,640,249
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	536,222
6.30%	06/01/13	Baa3	650	658,196
Simon Property Group LP
5.75%	05/01/12	A3	1,625	1,622,975

				5,852,200

Retailers — 0.2%
CVS Caremark Corp.
5.75%	08/15/11	Baa2	1,240	1,256,102
5.75%	06/01/17	Baa2	1,580	1,542,160
Federated Retail Holdings, Inc.
5.35%	03/15/12	Baa2	815	799,207
5.90%	12/01/16	Baa2	100	95,697
Home Depot, Inc.(b)
5.875%	12/16/36	Baa1	315	269,060
May Department Stores Co.
6.65%	07/15/24	Baa2	60	56,308
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	235	206,091

				4,224,625

Sovereign — 0.2%
United Mexican States (Mexico)
5.875%, M.T.N.	01/15/14	Baa1	4,050	4,169,475
7.50%	01/14/12	Baa1	1,630	1,781,590

				5,951,065

Structured Notes — 0.1%
CDX North America High Yield,
Series 9-T1(j)
8.75%	12/29/12	B3	2,200	2,208,800

Technology — 0.3%
Electronic Data Systems Corp.
7.45%	10/15/29	Ba1	120	121,426
Equifax, Inc.
4.95%	11/01/07	Baa1	475	474,618
First Data Corp., Bank Loans(k)
7.981%	09/24/14	Ba3	1,100	1,058,946
7.981%	09/24/14	Ba3	1,500	1,445,625
Freescale Semiconductor, Inc.
8.875%	12/15/14	B1	550	530,750
International Business Machines Corp.
5.70%	09/14/17	A1	500	502,620
Intuit, Inc.
5.40%	03/15/12	Baa2	575	572,068
Jabil Circuit, Inc.
5.875%	07/15/10	Ba1	1,800	1,816,543
Motorola, Inc.
4.608%	11/16/07	Baa1	1,220	1,217,531
8.00%	11/01/11	Baa1	128	139,700

				7,879,827

Telecommunications — 1.0%
ALLTEL Ohio LP(j)
8.00%	08/15/10	A2	408	397,939
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	618,514

AT&T Corp.
8.00%	11/15/31	A2	1,930	2,348,244
AT&T Wireless Services, Inc.
8.125%	05/01/12	A2	800	887,086
8.75%	03/01/31	A3	1,235	1,563,569
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,344,173
British Telecommunications PLC (United Kingdom)
9.125%	12/15/30	Baa1	1,415	1,873,746
Cingular Wireless LLC
7.125%	12/15/31	A3	535	577,626
Deutsche Telekom International Finance BV (Netherlands)(c)
8.25%	06/15/30	A3	345	422,336
Embarq Corp.
7.082%(b)	06/01/16	Baa3	350	362,842
7.995%	06/01/36	Baa3	1,645	1,752,736
France Telecom SA (France)
8.50%	03/01/31	A3	360	462,712
Nextel Communications, Inc.(b)
5.95%	03/15/14	Baa3	1,475	1,408,197
PCCW HKT Capital Ltd.(j)
8.00%	11/15/11	Baa2	2,275	2,471,582
Qwest Corp.
8.875%	03/15/12	Ba1	2,000	2,182,500
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	693,781
SBC Communications, Inc.
4.125%	09/15/09	A2	1,335	1,313,278
5.30%	11/15/10	A2	1,180	1,190,437
Sprint Capital Corp.
6.875%	11/15/28	Baa3	265	255,751
Sprint Nextel Corp.
6.00%	12/01/16	Baa3	415	398,618
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	170	164,985
Telefonica Emisiones SAU (Spain)
7.045%	06/20/36	Baa1	210	223,688
TELUS Corp. (Canada)
8.00%	06/01/11	Baa1	1,500	1,623,327
US Cellular Corp.
6.70%	12/15/33	Baa3	600	552,389
Verizon Communications, Inc.
5.85%	09/15/35	A3	380	363,008
6.25%	04/01/37	A3	105	105,593
Vodafone Group PLC (United Kingdom)
6.15%	02/27/37	Baa1	435	417,422
7.75%	02/15/10	Baa1	950	1,003,031

				26,979,110

Tobacco — 0.1%
Altria Group, Inc.
7.65%	07/01/08	Baa1	765	780,978
Reynolds American, Inc.
6.75%	06/15/17	Ba1	910	930,725
7.25%	06/15/37	Ba1	410	428,604

				2,140,307

Mortgage Backed Securities — 14.3%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20	7,766	7,481,896
5.00%	07/01/18-05/01/34	13,924	13,568,827
5.239%(g)	12/01/35	3,878	3,858,137
5.50%	TBA 30 YR	36,500	35,735,763
5.50%	12/01/33-07/01/34	11,370	11,159,597
6.00%	03/01/32-12/01/33	3,423	3,446,343
6.50%	12/01/14-09/01/16	664	679,785
7.00%	05/01/31-09/01/33	5,709	5,928,484
Federal National Mortgage Association
4.00%	06/01/19	2,695	2,539,643
4.367%(g)	11/01/35	4,348	4,301,413
4.50%	11/01/18-01/01/35	17,467	16,652,332
4.914%(g)	07/01/33	1,518	1,519,916
5.00%	TBA 15 YR	18,000	17,640,000
5.00%	10/01/18-02/01/36	8,277	8,015,558
5.00%	TBA 30 YR	51,500	49,102,057
5.50%	TBA 30 YR	5,500	5,386,562
5.50%	03/01/16-04/01/37	62,912	61,796,610
5.914%(g)	06/01/37	7,000	7,093,729
5.986%(g)	07/01/37	5,427	5,503,140
6.00%	04/01/13-09/01/36	30,821	30,966,011
6.00%	TBA 15 YR	8,000	8,105,000
6.00%	TBA 30 YR	52,000	52,065,000
6.50%	07/01/17-01/01/37	12,941	13,206,463
7.00%	08/01/11-07/01/32	1,331	1,382,758
7.50%	05/01/12-05/01/32	1,033	1,074,091
Government National Mortgage Association
5.50%	08/15/33-04/15/36	16,143	15,929,832
6.00%	11/15/23-07/15/37	6,865	6,911,852
6.50%	10/15/23-09/15/36	7,459	7,642,084
7.00%	09/15/31	178	186,870
8.00%	01/15/24-04/15/25	197	208,956

			399,088,709

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Bank
4.75%	05/07/10	280	282,137
Federal Home Loan Bank
4.375%	10/03/08	7,925	7,894,140
4.50%	10/09/09	4,660	4,669,315
4.75%	06/11/08-04/24/09	11,175	11,190,341
4.875%(b)	05/17/17	435	430,891
5.00%	10/16/09	10,270	10,318,259
Federal Home Loan Mortgage Corp., M.T.N.
4.75%	01/18/11	180	181,636
5.00%	12/14/18	5,730	5,584,447
5.125%	08/23/10	235	239,376
5.25%(b)	07/18/11	3,100	3,177,215
Federal National Mortgage Association
5.375%	06/12/17	5,980	6,149,617
6.125%(b)	03/15/12	1,220	1,294,265

Tennessee Valley Authority, Series B
5.88%	04/01/36	85	91,969

			51,503,608

U.S. Treasury Securities — 2.8%
United States Treasury Bonds
4.75%(b)	02/15/37	9,050	8,924,857
6.625%	02/15/27	1,015	1,233,463
7.875%	02/15/21	1,900	2,464,954
8.125%(c)	05/15/21-08/15/21	2,395	3,174,832
8.875%	08/15/17	3,350	4,463,875
United States Treasury Inflation Index
0.875%(b)	04/15/10	1,759	1,700,867
1.625%	01/15/15	1,205	1,153,282
1.875%	07/15/13-07/15/15	2,349	2,299,623
2.00%	04/15/12-01/15/26	7,353	7,188,425
2.375%	04/15/11-01/15/27	3,464	3,491,320
2.50%	07/15/16	1,021	1,040,133
2.625%	07/15/17	452	466,199
3.00%	07/15/12	1,384	1,440,902
3.375%	01/15/12-04/15/32	728	820,774
3.50%	01/15/11	730	761,899
3.625%	04/15/28	1,069	1,302,123
3.875%	01/15/09-04/15/29	2,194	2,547,398
4.25%	01/15/10	743	777,974
United States Treasury Notes
3.375%	09/15/09	420	415,505
3.50%	02/15/10	4,160	4,112,551
3.875%	05/15/09	830	828,898
4.125%	08/15/08-08/31/12	1,100	1,095,990
4.50%(b)	04/30/09	9,365	9,444,021
4.75%	08/15/17	2,185	2,214,362
United States Treasury Strips
Zero Coupon	02/15/19-11/15/21	27,610	14,586,622

			77,950,849

TOTAL LONG-TERM BONDS
(cost $965,292,683)			958,747,373

TOTAL LONG-TERM INVESTMENTS
(cost $1,942,673,490)			2,457,069,492

SHORT-TERM INVESTMENTS — 25.0%
U.S. Government Agency Obligations — 0.2%
United States Treasury Bills(c)(f)
(cost $4,610,343)
3.82%	12/20/07	4,650	4,611,996

	Shares
Affiliated Mutual Funds —24.8%
Dryden Core Investment Fund— Dryden Short Term Bond Series(i)
(cost $152,693,795)	15,292,653	149,409,224
Dryden Core Investment Fund — Taxable Money Market Series
(cost $544,871,266; includes $199,200,396 of cash collateral received for securities on loan)(h)(i)	544,871,266	544,871,266

TOTAL AFFILIATED MUTUAL FUNDS
(cost $697,565,061)		694,280,490

TOTAL SHORT-TERM INVESTMENTS
(cost $702,175,404)		698,892,486

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 112.7%
(cost $2,644,848,894)		3,155,961,978

Interest Rate	Maturity Date	Principal Amount (000)

SECURITY SOLD SHORT
Mortgage Backed Securities
Federal National Mortgage Association
(proceeds $507,813)
6.50%	TBA 30 YR	$500	(509,063)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 112.7%
(cost $2,644,341,081)			3,155,452,915
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (12.7%)			(356,022,672)

TOTAL NET ASSETS — 100.0%			$2,799,430,243

The following abbreviations are used in portfolio descriptions:

I/O	Interest Only
M.T.N.	Medium Term Note
TBA	To Be Announced

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $188,353,161; cash collateral of

$199,200,396 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.
(d)	Standard & Poor’s rating.
(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Indicates a variable rate security.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund— Taxable Money Market Series and Dryden Core Investment Portfolio— Short-Term Bond Series.
(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(k)	Indicates a security that has been deemed illiquid.
(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate swaps and credit default swaps as follows:

Open future contracts outstanding at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
1,135	U.S. Treasury 5 Yr. Notes	Dec. 2007	$121,161,023	$121,480,469	$319,446
471	U.S. Treasury 10 Yr. Notes	Dec. 2007	51,456,987	51,471,469	14,482
104	U.S. Treasury 30 Yr. Bond	Dec. 2007	11,579,998	11,579,750	(248)
182	S&P 500 Index	Dec. 2007	68,047,275	69,983,550	1,936,275

					2,269,955

Short Positions:
58	U.S. Treasury 2 Yr. Notes	Dec. 2007	11,993,397	12,008,719	(15,322)

					$2,254,633

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	07/3/2012	$5,000	5.507770%	3 month LIBOR	$139,833
Merrill Lynch Capital Services, Inc.(a)	08/14/2012	8,445	5.20857	3 month LIBOR	(129,449)
Morgan Stanley Capital Services, Inc.(a)	09/12/2012	3,510	4.7357	3 month LIBOR	(24,222)
Morgan Stanley Capital Services, Inc.(a)	09/25/2012	3,550	4.94079	3 month LIBOR	12,206
Merrill Lynch Capital Services, Inc.(b)	08/08/2017	7,860	5.43443	3 month LIBOR	145,477

					$143,845

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	3,500	0.30%	PPG Industries, Inc.,	$(12,220)
				7.05%, 08/15/09
JPMorgan Chase Bank(a)	09/20/2012	2,190	1.52%	Residential Capital LLC,	521,662
				6.50%, 04/17/13
Citibank NA(a)	09/20/2012	3,200	0.32%	Altria Group, Inc.,	(4,055)
				7.00%, 11/04/13
Morgan Stanley Capital Services, Inc.(a)	09/20/2012	2,600	0.45%	Sara Lee Corp.,	(26,848)
				6.125%, 11/01/32
Barclays Bank PLC(a)	09/20/2012	2,800	0.595%	Fortune Brands, Inc.,	11,497
				6.25%, 04/01/08
JPMorgan Chase Bank(a)	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp.,	3,516
				5.35%, 04/15/14
Credit Suisse International(a)	09/20/2017	2,750	0.99%	Gannett Co., Inc.,	(895)
				6.375%, 04/01/12
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust,	249,192
				7.02%, 09/25/35
Credit Suisse International(a)	11/25/2035	1,000	2.17%	Residential Asset Mortgage Products, Inc.,	399,163
				7.57%, 11/25/35
Merrill Lynch Capital Services, Inc.(a)	02/25/2036	1,000	3.67%	HIS Asset Securitization Corp. Trust,	547,930
				6.52%, 02/25/36
Merrill Lynch Capital Services, Inc.(b)	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc.,	484,980
				7.82%, 03/25/36

Merrill Lynch Capital Services, Inc.(a)	03/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities Inc.,	(378,500)
				7.82%, 3/25/36
Merrill Lynch Capital Services, Inc.(a)	04/25/2036	1,000	1.98%	Accredited Mortgage Loan Trust,	465,878
				7.42%, 04/25/36
Deutsche Bank AG(a)	04/25/2036	1,000	1.30%	Accredited Mortgage Loan Trust,	83,183
				6.0225%, 04/25/36
Credit Suisse International (a)	05/25/2036	1,000	3.13%	Countrywide Asset-Backed Certificates,	400,428
				7.57%, 05/25/36
Deutsche Bank AG(a)	06/25/2036	1,000	2.52%	Residential Asset Securities Corp.,	719,130
				7.32%, 06/25/36
Merrill Lynch Capital Services, Inc.(a)	06/25/2036	1,000	3.20%	GSAMP Trust,	694,800
				6.32%, 06/25/36
				First Franklin Mtg. Loan Asset Backed
Merrill Lynch Capital Services, Inc.(a)	06/25/2036	1,000	3.77%	Certificates,	693,072
				7.22%, 06/25/36
Citibank, NA(a)	03/25/2037	1,000	3.75%	CountryWide Asset-Backed Certificates,	483,750
				6.12%, 03/25/37
JPMorgan Chase Bank(a)	10/12/2052	1,000	0.76%	CMBX-NA BBB 1	36,534
JPMorgan Chase Bank(a)	10/12/2052	1,250	0.76%	CMBX-NA BBB 1	14,473

					$5,386,670

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Rating	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS 98.2%
LONG-TERM BONDS 93.2%

Aerospace/Defense
Raytheon Co.	Baa1	4.50%	11/15/07	$335	$334,474

Airlines 1.2%
American Airlines, Inc., Pass-Thru Certificates, Series 2001-1(a)	Ba1	6.817	05/23/11	2,750	2,681,250
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1	Ba1	7.373	12/15/15	1,247	1,206,684
Continental Airlines, Inc., Pass-Thru Certificates, Series A(a)	Baa1	5.983	04/19/22	1,850	1,792,539
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	7.487	10/02/10	7,954	8,152,850
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	6.703	06/15/21	3	3,445
United Airlines, Inc., Pass-Through Certificates, Series 2007-1, Class A	Baa2	6.636	07/02/22	1,300	1,280,500

					15,117,268

Asset-Backed Securities 3.8%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)	Baa1	6.253	02/15/12	634	632,849
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	8.056	10/25/31	725	599,843
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(g)(h)	Baa3	8.6355	10/25/33	1,600	498,630
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	AA+(f)	6.481	10/25/32	148	123,668
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	6.152	01/15/16	5,750	5,441,619
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54	09/15/10	2,980	2,971,822
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	Baa2	8.506	03/25/33	383	180,829
Centex Home Equity Loan Asset-Backed Certificates, Series 2005-A, Class M4(g)	A1	5.931	01/25/35	2,400	2,069,940
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00	06/10/15	6,500	6,115,729
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(g)	Aa3	5.851	11/25/34	1,240	1,217,985
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	Baa1	6.856	05/25/32	2,020	1,304,628
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	5.791	03/25/35	2,670	2,510,120
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	A2	7.381	08/25/32	202	107,509

Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70	07/25/34		2,100	2,053,035
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	5.571	05/25/36		2,575	2,457,313
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa2	5.68	06/15/12		2,100	2,091,033
Fremont Home Loan Trust, Series 2003-B, Class M1(g)	Aa1	5.831	12/25/33		500	496,255
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	5.431	03/25/36		3,200	3,116,629
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2	A2	8.281	11/25/32		179	74,335
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	5.931	05/25/33		2,187	1,948,829
New Century Home Equity Loan Trust, Series 2004-4, Class M1(g)	Aa1	5.641	02/25/35		3,680	3,559,968
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII(g)(h)	Aa3	5.931	12/25/34		2,100	1,994,388
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	5.881	12/25/32		1,626	1,616,764
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(g)	Aa2	5.531	11/25/35		2,000	1,570,217
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)(h)	BBB(f)	7.131	07/25/32		1,345	1,093,691

						45,847,628

Automotive 0.5%
Ford Motor Credit Co.	B1	6.625	06/16/08		3,500	3,473,551
General Motors Acceptance Corp.(a)	Caa1	7.20	01/15/11		2,175	2,077,125

						5,550,676

Banking 3.4%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress), 144A	Ba1	8.20	06/25/12		2,000	1,838,400
Banco ABN AMRO Real SA (Cayman Islands), 144A	NR	16.20	02/22/10	BRL	4,000	2,384,070
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), 144A(g)	A2	5.506	12/29/49		3,050	2,815,263
Depfa ACS Bank (Ireland), 144A	Aaa	5.125	03/16/37		3,065	2,865,236
Dresdner Kleinwort Wasserstein for CJSC (The) (Ukraine)	Ba2	7.75	09/23/09		1,400	1,410,920
HSBK Europe BV (Netherlands), 144A	Baa2	7.25	05/03/17		2,230	1,984,700
ICICI Bank Ltd. (India), 144A(a)(g)	Baa2	7.25	12/31/49		2,380	2,225,843
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75	11/16/10		2,500	2,506,170
Kazkommerts International BV (Netherlands), 144A(a)	Baa2	7.875	04/07/14		2,610	2,368,053
Kazkommerts International BV (Netherlands), 144A(a)	Baa2	8.00	11/03/15		1,360	1,244,128
KBC Bank Funding Trust III, 144A(g)	A1	9.86	11/29/49		5,000	5,479,650
Krung Thai Bank PCL (Thailand)(g)	Baa3	7.378	12/31/49		1,590	1,600,640
Northern Rock PLC (United Kingdom), 144A(a)(g)	A1	6.594	12/31/49		920	644,000
Resona Bank Ltd., 144A(a)(g)	A2	5.85	09/29/49		2,900	2,727,424
Russian Standard Finance Bank SA, 144A	Ba2	7.50	10/07/10		3,000	2,632,200
Sumitomo Mitsui Banking Corp. (Japan), 144A(g)	Aa3	5.625	07/29/49		6,380	5,936,800

						40,663,497

Brokerage 1.1%
Goldman Sachs Group, Inc.(a)	A1	6.45	05/01/36	1,975	1,927,089
Goldman Sachs Group, Inc.	A1	6.75	10/01/37	2,380	2,395,280
Lehman Brothers Holdings, Inc.	A2	6.50	07/19/17	1,210	1,226,259
Merrill Lynch & Co., Inc.	A1	6.11	01/29/37	2,200	2,070,655
Merrill Lynch & Co., Inc., MTN(a)	Aa3	6.05	08/15/12	1,500	1,537,979
Morgan Stanley, MTN	Aa3	5.45	01/09/17	4,435	4,276,630

					13,433,892

Building Materials & Construction 0.9%
American Standard, Inc.	Baa3	7.625	02/15/10	3,800	4,021,183
Centex Corp.(a)	Baa2	6.50	05/01/16	320	291,883
RPM International, Inc.	Baa3	4.45	10/15/09	5,150	5,122,972
Ryland Group, Inc.	Baa3	5.375	06/01/08	950	937,825

					10,373,863

Cable 0.7%
AT&T Broadband	Baa2	9.455	11/15/22	1,065	1,354,351
CSC Holdings, Inc.	B2	7.875	12/15/07	3,800	3,804,749
TCI Communications, Inc.	Baa2	7.875	02/15/26	750	826,224
Time Warner Cable, Inc., 144A(a)	Baa2	5.40	07/02/12	1,545	1,526,000
Time Warner Cable, Inc., 144A	Baa2	5.85	05/01/17	975	947,903

					8,459,227

Capital Goods 0.9%
Honeywell International, Inc.	A2	5.70	03/15/37	370	352,769
Rockwell International Co.	A2	5.20	01/15/98	6,500	5,276,478
United Technologies Corp.	A2	6.05	06/01/36	2,055	2,063,169
Waste Management, Inc.	Baa3	7.125	10/01/07	1,550	1,550,044
Waste Management, Inc.	Baa3	7.65	03/15/11	2,100	2,274,229

					11,516,689

Chemicals 1.5%
Huntsman International LLC	Ba1	11.625	10/15/10	2,100	2,226,000
ICI Wilmington, Inc.	Baa2	4.375	12/01/08	2,040	2,029,971
Lubrizol Corp.	Baa3	5.875	12/01/08	550	551,689
Lubrizol Corp.	Baa3	4.625	10/01/09	5,600	5,554,253
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875	12/01/36	4,545	4,154,239
Union Carbide Chemical & Plastics Co.	Ba2	7.875	04/01/23	3,058	3,306,175
Valspar Corp.	Baa2	5.625	05/01/12	160	160,470

					17,982,797

Collateralized Mortgage Obligations 0.7%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	2,468	2,408,628
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00	04/25/19	525	512,008
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17	02/25/34	3,363	3,385,369
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00	03/25/20	1,758	1,736,392

					8,042,397

Commercial Mortgage-Backed Securities 8.2%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.002	11/10/42	5,950	5,926,750
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4(g)	AAA(f)	5.93	05/10/45	9,400	9,580,674
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823	02/13/42	2,475	2,408,682
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.286	10/12/42	3,400	3,377,367
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311	12/15/39	2,330	2,286,665
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93	07/10/39	8,500	8,387,096
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111	07/05/35	12,700	11,996,813
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767	03/12/39	4,969	4,845,698
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.472	01/12/43	3,275	3,251,376
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659	07/15/42	9,300	9,037,141
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918	10/15/42	3,700	3,567,502
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83	11/15/27	3,375	3,339,222
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799	12/15/29	4,200	4,042,454
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	6.081	06/15/38	6,130	6,309,655
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	6.105	06/12/46	2,325	2,393,685
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36	02/23/34	184	184,039
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91	03/12/34	2,437	2,454,351
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98	11/15/34	2,500	2,469,242
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867	02/15/35	7,330	7,189,302
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608	12/15/35	4,750	4,685,015
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807	04/15/42	1,500	1,462,959

					99,195,688

Consumer 0.4%
Playtex Products, Inc.	Ba3	8.00	03/01/11	1,850	1,947,125
Procter & Gamble Co.	Aa3	5.55	03/05/37	915	874,164
Realogy Corp., PIK, 144A(a)	Caa1	11.00	04/15/14	2,000	1,647,500

					4,468,789

Electric 3.4%
AES Corp. (The), 144A	Ba3	9.00	05/15/15	2,820	2,960,999
CenterPoint Energy Houston Electric LLC	Baa2	5.70	03/15/13	2,950	2,955,499
Consumers Energy Co.	Baa1	5.375	04/15/13	1,000	988,603
El Paso Electric Co.	Baa2	6.00	05/15/35	2,325	2,179,911
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35	08/01/13	625	698,956
Energy East Corp.	Baa2	6.75	06/15/12	750	787,748
Energy East Corp.	Baa2	6.75	09/15/33	1,150	1,172,963
Enersis SA (Chile)	Baa3	7.375	01/15/14	3,700	3,927,057
Exelon Corp.	Baa1	4.90	06/15/15	500	465,589
Exelon Generation Co. LLC	A3	6.20	10/01/17	1,930	1,931,556
Georgia Power Co., Series B	A2	5.70	06/01/17	1,285	1,284,982
Korea East-West Power Co. Ltd. (South Korea), 144A	A1	4.875	04/21/11	1,700	1,687,838
NiSource Finance Corp.	Baa3	5.45	09/15/20	1,345	1,239,535
Northern States Power Co.	A2	8.00	08/28/12	2,800	3,114,198
Orion Power Holdings, Inc.	B2	12.00	05/01/10	1,920	2,102,400
Sierra Pacific Power Co., Series P	Ba1	6.75	07/01/37	2,325	2,337,188
Southern California Edison Co.	A3	7.625	01/15/10	1,100	1,155,931
Teco Energy, Inc.	Ba1	7.50	06/15/10	955	999,259
TXU Energy Co. LLC, 144A(g)	Baa2	6.194	09/16/08	4,315	4,321,502
Virginia Electric and Power Co., Series A(a)	Baa1	6.00	05/15/37	1,720	1,644,790
Xcel Energy, Inc.	Baa1	3.40	07/01/08	1,330	1,310,672
Xcel Energy, Inc., 144A	Baa1	5.613	04/01/17	1,947	1,895,930

					41,163,106

Emerging Markets 0.2%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(g)(h)	Baa3	7.294	03/15/11	2,671	2,590,385

Energy - Integrated 0.2%
Suncor Energy, Inc. (Canada)	A3	6.50	06/15/38	1,900	1,943,786

Energy - Other 1.3%
GS Caltex Corp. (South Korea), 144A	Baa1	7.75	07/25/11	3,250	3,446,790
Halliburton Co.	A2	5.50	10/15/10	625	632,258
Newfield Exploration Co.	Ba3	6.625	04/15/16	320	312,800
Nexen, Inc. (Canada)	Baa2	6.40	05/15/37	1,890	1,836,617
Occidental Petroleum Corp., MTN	A3	4.25	03/15/10	3,250	3,228,654
Pioneer Natural Resources Co.	Ba1	6.875	05/01/18	1,750	1,643,184
Talisman Energy, Inc. (Canada)	Baa2	6.25	02/01/38	230	216,676
Valero Energy Corp.	Baa3	6.625	06/15/37	1,875	1,902,911
Western Oil Sand, Inc. (Canada)	Ba2	8.375	05/01/12	1,900	2,097,125

					15,317,015

Foods 1.2%
Cadbury Schweppes US Finance LLC, 144A	Baa2	3.875	10/01/08	2,600	2,563,551
ConAgra Foods, Inc.	Baa2	7.00	10/01/28	1,025	1,076,012
Delhaize Group (Belgium), 144A	Baa3	6.50	06/15/17	715	721,099
HJ Heinz Co., 144A(h)	Baa2	6.428	12/01/08	3,550	3,606,161
Kraft Foods, Inc.	Baa2	5.625	11/01/11	860	865,394
Tyson Foods, Inc.	Ba1	6.85	04/01/16	1,000	1,030,517
Tyson Foods, Inc.	Ba2	8.25	10/01/11	2,550	2,761,999
Yum! Brands, Inc.	Baa2	8.875	04/15/11	1,705	1,902,236

					14,526,969

Gaming 0.6%
Harrah’s Operating Co., Inc.(a)	Baa3	5.625	06/01/15	2,500	1,987,500
Mandalay Resorts Group	B1	9.375	02/15/10	33	34,568
MGM Mirage, Inc.	Ba2	6.875	04/01/16	3,000	2,902,500
Station Casinos, Inc.	Ba2	6.00	04/01/12	1,930	1,833,500

					6,758,068

Health Care & Pharmaceutical 1.6%
Accellent, Inc.	Caa2	10.50	12/01/13	670	619,750
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	1,500	1,436,250
AmerisourceBergen Corp.	Ba1	5.875	09/15/15	2,325	2,273,913
Cardinal Health, Inc., 144A(g)	Baa2	6.05	10/15/16	265	260,881
Community Health Systems, Inc., 144A	B3	8.875	07/15/15	800	822,000
HCA, Inc., MTN	Caa1	8.70	02/10/10	1,700	1,730,643
HCA, Inc., PIK, 144A	B2	9.625	11/15/16	2,200	2,348,500
Hospira, Inc.	Baa3	5.55	03/30/12	2,500	2,497,040
Schering-Plough Corp.	Baa1	5.55	12/01/13	2,735	2,716,640
Teva Pharmaceutical Finance LLC	Baa2	6.15	02/01/36	750	712,601
Wyeth(b)	A3	5.45	04/01/17	1,460	1,427,246
Wyeth(b)	A3	5.95	04/01/37	2,360	2,277,452

					19,122,916

Health Care Insurance 1.3%
Cigna Corp.	Baa2	5.375	03/15/17	2,125	2,022,479
Cigna Corp.(a)	Baa2	6.15	11/15/36	2,300	2,174,770
Coventry Health Care, Inc.(a)	Ba1	6.125	01/15/15	4,025	3,992,486
Health Net, Inc.	Ba2	6.375	06/01/17	1,315	1,264,150
UnitedHealthcare Group, Inc., 144A	A3	6.00	06/15/17	3,775	3,771,897
Wellpoint, Inc.(a)	Baa1	5.875	06/15/17	2,625	2,606,531

					15,832,313

Insurance 1.0%
Ace INA Holdings, Inc.	A3	5.70	02/15/17	1,135	1,120,104
Allied World Insurance Holdings Ltd. (Bermuda)	Baa1	7.50	08/01/16	1,700	1,782,309
American International Group, Inc.	Aa2	4.25	05/15/13	1,820	1,711,748
American International Group, Inc.	Aa2	5.05	10/01/15	315	300,630
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75	12/01/14	3,350	3,315,113
Travelers Cos., Inc., MTN	A3	6.25	06/15/37	1,890	1,823,081
XL Capital Ltd. (Cayman Islands)(a)(g)	Baa2	6.50	12/31/49	1,880	1,755,971
XL Capital Ltd., Class A (Cayman Islands)	A3	5.25	09/15/14	140	134,049

					11,943,005

Lodging 0.4%
Felcor Lodging LP(g)	Ba3	7.26	12/01/11	1,800	1,786,500
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00	05/15/10	1,730	1,801,141
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25	02/15/13	980	983,578

					4,571,219

Media & Entertainment 1.2%
Clear Channel Communications, Inc.	Baa3	8.00	11/01/08		4,720	4,796,577
Dex Media West LLC, Series B	B1	9.875	08/15/13		2,560	2,723,200
News America, Inc.	Baa2	7.625	11/30/28		1,415	1,544,450
Thomson Corp. (Canada)	Baa1	5.75	02/01/08		2,750	2,753,432
Time Warner, Inc.	Baa2	5.875	11/15/16		1,595	1,560,373
Viacom, Inc.	Baa3	6.875	04/30/36		1,090	1,085,459

						14,463,491

Metals 0.5%
Alcan, Inc. (Canada)	Baa1	5.75	06/01/35		475	435,730
Novelis, Inc. (Canada)	B3	7.25	02/15/15		35	33,293
Russel Metals, Inc., Sr. Notes (Canada)	Ba2	6.375	03/01/14		685	642,188
United States Steel Corp.	Baa3	6.05	06/01/17		1,875	1,794,225
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.50	11/16/11		3,430	3,409,007

						6,314,443

Non-Captive Finance 2.6%
Bosphorus Financial Services Ltd. (Cayman Islands), 144A(g)	Baa2	7.357	02/15/12		2,225	2,214,988
Capital One Financial Corp.	Baa1	6.15	09/01/16		700	682,853
CIT Group, Inc.(a)	A2	5.65	02/13/17		5,650	5,249,324
Countrywide Financial Corp., MTN	Baa3	5.80	06/07/12		1,775	1,663,681
General Electric Capital Australia Funding Pty Ltd. (Australia), MTN	Aaa	6.00	04/15/15	AUD	4,440	3,606,614
Nelnet, Inc.(g)	Baa3	7.40	09/29/36		6,500	6,375,979
Preferred Term Securities X, Class A-1 (Cayman Islands), 144A(g)(h)	Aaa	6.08	07/03/33		3,900	3,900,000
Residential Capital Corp.(a)	Ba1	7.50	04/17/13		4,270	3,448,025
Residential Capital LLC, MTN	Ba1	8.875	07/01/14	GBP	2,400	3,879,205

						31,020,669

Non-Corporate Foreign Agency 1.2%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80	10/04/12		1,400	1,354,780
Gazprom International SA (Luxembourg), 144A	BBB+(f)	7.201	02/01/20		2,175	2,232,582
Gazprom OAO (Russia)	A3	10.50	10/21/09		1,685	1,839,981
National Power Corp. (Philippines), 144A(g)	BB-(f)	9.744	08/23/11		1,530	1,667,700
Petronas Capital Ltd. (Malaysia), 144A	A1	7.00	05/22/12		7,300	7,813,774

						14,908,817

Non-Corporate Sovereign 4.9%
Buoni Poliennali Del Tesoro (Italy)	Aa2	4.00	02/01/37	EUR	2,215	2,720,702
Deutsche Bundesrepublik (Denmark)	Aaa	4.00	01/04/37	EUR	3,128	4,044,446
Federal Republic of Argentina (Argentina)(g)	B3	5.389	08/03/12		2,000	1,797,300
Federal Republic of Argentina (Argentina)(g)	B3	3.00	04/30/13		2,115	1,337,738
Federal Republic of Brazil (Brazil)	Ba1	9.25	10/22/10		5,325	5,921,400
Federal Republic of Brazil (Brazil)(a)	Ba1	12.50	01/05/16	BRL	750	476,882
Government of Hungary (Hungary)	A2	8.00	02/12/15	HUF	1,054,880	6,412,294
Government of Jamaica (Jamaica)	B1	11.00	07/27/12	EUR	995	1,584,815

Peru Government International Bond (Peru), 144A	Ba2	Zero	05/31/18		1,837	1,253,753
Peru Government International Bond (Peru)	Ba2	6.55	03/14/37		1	1,108
Republic of Panama (Panama)	Ba1	9.375	07/23/12		1,295	1,484,718
Republic of Poland (Poland)	A2	6.25	10/24/15	PLN	23,360	9,133,916
Republic of Turkey (Turkey)	Ba3	9.875	03/19/08		1,845	1,879,502
Republic of Uruguay (Uruguay)	B1	7.25	02/15/11		660	679,800
Republic of Venezuela (Venezuela)	B2	10.75	09/19/13		2,385	2,635,425
Russian Government International Bond (Russia), 144A	Baa2	8.25	03/31/10		3,460	3,600,575
United Mexican States (Mexico)(g)	Baa1	6.06	01/13/09		2,090	2,098,360
United Mexican States (Mexico)	Baa1	7.50	01/14/12		4,250	4,645,250
United Mexican States (Mexico)	Baa1	8.00	12/24/08	MXN	77,200	7,084,465

						58,792,449

Packaging 0.1%
Pactiv Corp.	Baa2	5.875	07/15/12		1,860	1,883,259

Paper 0.7%
Catalyst Paper Corp. (Canada)	B2	8.625	06/15/11		2,100	1,638,000
Graphic Packaging International, Inc.	B2	8.50	08/15/11		2,970	3,021,975
International Paper Co.	Baa3	4.00	04/01/10		2,815	2,731,214
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75	06/01/13		1,400	1,337,000

						8,728,189

Pipelines & Other 1.3%
Atmos Energy Corp.(e)	Baa3	4.00	10/15/09		5,300	5,202,650
Enterprise Products Operating LP	Baa3	4.00	10/15/07		4,000	3,997,139
Oneok, Inc.	Baa2	5.51	02/16/08		6,000	5,996,586

						15,196,375

Railroads 0.3%
CSX Corp.	Baa3	5.75	03/15/13		2,600	2,609,084
Union Pacific Corp.	Baa2	5.45	01/31/13		1,500	1,488,533

						4,097,617

Real Estate Investment Trusts 0.4%
Equity One, Inc.	Baa3	3.875	04/15/09		1,450	1,418,545
Post Apartment Homes LP	Baa3	5.45	06/01/12		2,300	2,262,956
Realty Income Corp.	Baa1	6.75	08/15/19		1,545	1,547,469

						5,228,970

Retailers 0.2%
CVS Caremark Corp.	Baa2	6.25	06/01/27		3,020	2,926,748

Structured Notes 1.7%
CDX North America High Yield, Ser. 9-T1, 144A	B3	8.75	12/29/12		2,000	2,008,000
Dow Jones CDX High Yield, 144A	B3	8.25	12/29/10		8,500	8,840,000
Dow Jones CDX High Yield, 144A(a)	B3	8.625	06/29/11		10,128	10,292,275

						21,140,275

Technology 0.8%
Equifax, Inc.	Baa1	4.95	11/01/07	1,340	1,338,924
Fidelity National Information Services, Inc.	Ba1	4.75	09/15/08	1,900	1,884,150
Freescale Semiconductor, Inc., PIK	B1	9.125	12/15/14	1,600	1,480,000
Freescale Semiconductor, Inc.(a)	B2	10.125	12/15/16	1,500	1,395,000
Jabil Circuit, Inc.	Ba1	5.875	07/15/10	2,000	2,018,382
Motorola, Inc.	Baa1	8.00	11/01/11	121	132,060
SunGard Data Systems, Inc.	B3	3.75	01/15/09	720	693,000
Xerox Corp.	Baa3	5.50	05/15/12	870	861,679

					9,803,195

Telecommunications 1.9%
ALLTEL LP, 144A	A2	8.00	08/15/10	735	716,875
AT&T Corp.	A2	8.00	11/15/31	2,475	3,011,350
Embarq Corp.(a)	Baa3	7.082	06/01/16	5,600	5,805,464
New Cingular Wireless Services, Inc.	A2	8.125	05/01/12	1,810	2,007,031
New Cingular Wireless Services, Inc.	A3	8.75	03/01/31	2,375	3,006,864
Qwest Corp.	Ba1	8.875	03/15/12	3,300	3,601,125
Sprint Nextel Corp.	Baa3	6.00	12/01/16	1,335	1,282,301
Telecom Italia Capital (Luxembourg)	Baa2	4.875	10/01/10	3,400	3,361,566
Telefonica Emisiones SAU (Spain)	Baa1	7.045	06/20/36	5	5,326
TELUS Corp. (Canada)	Baa1	8.00	06/01/11	150	162,333

					22,960,235

Tobacco 0.4%
Altria Group, Inc.	Baa1	7.65	07/01/08	1,100	1,122,975
Reynolds American, Inc.	Ba1	6.50	07/15/10	4,000	4,104,928

					5,227,903

U.S. Government Agency Obligations 0.4%
Federal Home Loan Bank(a)	Aaa	4.875	05/17/17	4,435	4,393,111
Federal Home Loan Mortgage Corp.	Aaa	5.50	07/18/16	120	124,510
Federal National Mortgage Association	Aaa	5.625	07/15/37	165	173,485

					4,691,106

U.S. Government Mortgage-Backed Securities 38.3%
Federal Home Loan Mortgage Corp.	Aaa	4.50	02/01/19-07/01/19	15,566	15,001,011
Federal Home Loan Mortgage Corp.	Aaa	5.00	07/01/19-05/01/34	7,828	7,611,234
Federal Home Loan Mortgage Corp.	Aaa	5.50	10/01/33-06/01/34	5,553	5,456,214
Federal Home Loan Mortgage Corp.	Aaa	5.50	TBA 30 YR	47,500	46,505,445
Federal Home Loan Mortgage Corp.	Aaa	6.00	11/01/33-06/01/34	6,185	6,209,472
Federal Home Loan Mortgage Corp.	Aaa	6.00	TBA 30 YR	2,500	2,502,345
Federal Home Loan Mortgage Corp.	Aaa	6.50	07/01/32-09/01/32	3,109	3,183,497
Federal Home Loan Mortgage Corp.	Aaa	7.00	10/01/32-11/01/33	6,142	6,375,539
Federal National Mortgage Association	Aaa	4.00	05/01/19-06/01/19	7,409	6,981,125
Federal National Mortgage Association	Aaa	4.50	06/01/18-02/01/35	30,204	28,899,884
Federal National Mortgage Association	Aaa	5.00	01/01/19-01/01/20	8,914	8,759,637
Federal National Mortgage Association	Aaa	5.00	TBA 15 YR	6,500	6,370,000
Federal National Mortgage Association	Aaa	5.00	TBA 30 YR	64,000	61,020,032
Federal National Mortgage Association(g)	Aaa	5.286	01/01/36	3,559	3,546,539
Federal National Mortgage Association	Aaa	5.50	12/01/16-09/01/34	35,205	34,745,646
Federal National Mortgage Association	Aaa	5.50	TBA 30 YR	51,500	50,437,813
Federal National Mortgage Association(g)	Aaa	5.914	06/01/37	4,000	4,053,559
Federal National Mortgage Association	Aaa	6.00	TBA 15 YR	17,500	17,729,688

Federal National Mortgage Association	Aaa	6.00	09/01/17-02/01/35	18,742	18,855,451
Federal National Mortgage Association	Aaa	6.00	TBA 30 YR	59,000	59,073,750
Federal National Mortgage Association(g)	Aaa	6.066	09/01/37	11,998	12,088,224
Federal National Mortgage Association	Aaa	6.50	11/01/09-11/01/34	6,683	6,849,390
Federal National Mortgage Association	Aaa	6.50	TBA 30 YR	17,500	17,800,790
Federal National Mortgage Association	Aaa	7.00	05/01/32-06/01/32	528	549,626
Federal National Mortgage Association	Aaa	9.00	10/01/16-05/01/17	6	5,724
Government National Mortgage Association	Aaa	5.50	01/15/33-01/15/36	16,704	16,465,606
Government National Mortgage Association	Aaa	6.00	12/15/32-11/15/34	10,060	10,132,224
Government National Mortgage Association	Aaa	6.50	09/15/32-11/15/33	5,251	5,378,448
Government National Mortgage Association	Aaa	7.50	10/15/25-02/15/26	168	177,007

					462,764,920

U.S. Government Treasury Obligations 1.8%
United States Treasury Bonds(a)	Aaa	4.75	02/15/37	18,365	18,111,049
United States Treasury Notes	Aaa	4.75	08/15/17	3,340	3,384,883

					21,495,932

TOTAL LONG-TERM BONDS
(cost $1,135,422,491)					1,126,400,260

BANK LOANS 5.0%
Automotive 0.6%
Ford Motor Co.(h)	Ba3	8.70	12/12/13	3,871	3,749,251
Oshkosh Truck Corp.(h)	Ba3	7.45	12/06/13	3,629	3,572,358

					7,321,609

Cable 0.4%
Insight Midwest Holding LLC(h)	Ba3	6.61	10/06/13	4,750	4,648,322

Capital Goods 0.3%
Capital Safety Group Ltd.(h)	B1	7.5906	07/20/15	409	402,086
Capital Safety Group Ltd.(h)	B1	8.0906	07/20/16	1,091	1,066,210
Hertz Corp.(h)	Ba1	7.452	12/21/12	278	273,314
Hertz Corp.(h)	Ba1	7.479	12/21/12	1,322	1,298,993

					3,040,603

Consumer 0.1%
Huish Detergents, Inc.(h)	B1	7.36	04/25/14	1,000	939,167

Electric 0.6%
NRG Energy, Inc.(h)	Ba1	7.11	02/01/13	1,171	1,144,287
NRG Energy, Inc.(h)	Ba1	7.11	02/01/13	2,814	2,749,417
NRG Energy, Inc.(h)	B2	8.098	06/08/14	901	881,530
Reliant Energy, Inc.(h)	B2	5.59	03/31/14	2,500	2,406,250

					7,181,484

Foods 0.2%
Supervalu, Inc.(h)	Ba3	7.195	06/02/11	2,769	2,736,346

Gaming 0.2%
Las Vegas Sands LLC(h)	Ba3	6.95	05/15/14	2,195	2,133,694
Las Vegas Sands LLC(h)	Ba3	7.256	05/15/14	550	534,761

					2,668,455

Health Care & Pharmaceutical 1.4%
Community Health Systems(h)	Ba3	7.61	06/28/14	179	176,019
Community Health Systems(h)	Ba3	7.755	06/28/14	2,721	2,668,881
HCA, Inc.(h)	Ba3	7.61	11/14/13	2,481	2,430,488
Health Management Associates Term B(h)	Ba2	7.36	02/28/14	5,900	5,598,877
Inverness Medical Innovations(h)	B1	7.34	06/26/14	2,993	2,917,687
PTS Acquisition Corp.(h)	Ba3	7.4481	04/05/14	3,890	3,715,189

					17,507,141

Media & Entertainment 0.5%
Idearc, Inc.(h)	Ba2	6.86	11/17/13	1,000	983,854
Idearc, Inc.(h)	Ba2	7.36	11/09/14	1,737	1,708,831
Univision Communications, Inc.(h)	Ba3	7.45	09/16/14	940	892,617
Univision Communications, Inc.(h)	Ba3	7.45	09/16/14	181	172,148
Univision Communications, Inc.(h)	Ba3	7.61	09/16/14	1,879	1,785,235

					5,542,685

Paper 0.1%
Domtar, Inc.(h)	Ba1	7.185	03/07/14	1,613	1,569,366

Pipelines & Other 0.2%
Kinder Morgan, Inc.(h)	Ba2	7.07	05/22/14	2,805	2,748,073

Technology 0.4%
First Data Corp.(h)	Ba3	7.981	09/24/14	1,050	1,010,813
First Data Corp.(h)	Ba3	7.981	09/24/14	2,000	1,927,500
Sungard Data Systems, Inc.(h)	Ba3	7.356	02/28/14	1,504	1,476,080

					4,414,393

TOTAL BANK LOANS
(cost $61,780,714)					60,317,644

TOTAL LONG-TERM INVESTMENTS
(cost $1,197,203,205)					1,186,717,904

	Shares
SHORT-TERM INVESTMENTS 27.7%
Affiliated Money Market Mutual Funds
Dryden Core Investment Fund — Short-Term Bond Series(d)	15,699,088	153,380,090
Dryden Core Investment Fund — Taxable Money Market Fund Series (includes $66,286,022 of cash collateral received for securities on loan)(c)(d)	181,457,927	181,457,927

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS
(cost $337,910,292)		334,838,017

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT 125.9%
(cost $1,535,113,497)		1,521,555,921

				Principal Amount (000)#

SECURITY SOLD SHORT (0.4)%
U.S. Government Mortgage-Backed Security
Federal National Mortgage Association
(proceeds $5,307,500)	Aaa	4.50%	TBA 15 YR	$5,500	(5,295,466)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT 125.5%
(cost $1,529,805,997)					1,516,260,455
LIABILITIES IN EXCESS OF OTHER ASSETS(i) (25.5%)					(307,860,688)

TOTAL NET ASSETS 100.0%					$1,208,399,767

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or portion of security is on loan. The aggregate market value of such securities is $64,797,585; cash collateral of $66,286,022 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and the Dryden Core Investment Fund – Short-Term Bond Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2007.
(h)	Indicates a security that has been deemed illiquid.
(i)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts outstanding at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
99	Australian 3 Yr. Note	Dec. 2007	$8,241,147	$8,221,230	$(19,917)
30	2 Yr. Euro Schatz	Dec. 2007	4,424,021	4,421,566	(2,455)
42	U.S. 2 Yr. Note	Dec. 2007	8,694,708	8,695,969	1,261
1,222	U.S. 10 Yr. Bond	Dec. 2007	133,552,975	133,541,687	(11,288)
150	U.S. 30 Yr. Bond	Dec. 2007	16,654,046	16,701,562	47,516

					15,117

Short Positions:
20	Australian 10 Yr. Bond	Dec. 2007	1,669,380	1,665,291	4,089
47	Euro 10 Yr. Bond	Dec. 2007	7,573,614	7,551,740	21,874
8	U.K. 10 Yr. Gilt	Dec. 2007	1,753,705	1,750,389	3,316
924	U.S. 5 Yr. Note	Dec. 2007	99,036,564	98,896,875	139,689

					168,968

					$184,085

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Foreign Currency Contract		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

Purchased:
Brazilian Real, expiring 10/23/08	BRL	6,806	$2,775,000	$3,635,711	$860,711
Japanese Yen, expiring 10/25/07	JPY	23,532	205,463	205,515	52
New Zealand Dollar, expiring 10/23/07	NZD	4,719	3,452,901	3,568,712	115,811
Swedish Krona, expiring 10/24/07	SEK	18,350	2,807,935	2,849,797	41,862

			9,241,299	10,259,735	1,018,436

Sold:
Australian Dollar, expiring 10/22/07	AUD	2,739	2,341,347	2,428,226	(86,879)
Euro, expiring 10/25/07	EUR	5,437	7,654,528	7,758,067	(103,539)
Hungarian Forint, expiring 10/24/07	HUF	945,241	5,281,265	5,361,400	(80,135)
Mexican Peso, expiring 10/18/07	MXN	77,280	6,941,526	7,056,576	(115,050)
New Zealand Dollar, expiring 10/23/07	NZD	1,642	1,218,100	1,241,873	(23,773)
Polish Zloty, expiring 10/24/07	PLN	22,254	8,302,267	8,423,062	(120,795)
British Pound, expiring 10/25/07	GBP	1,161	2,342,813	2,374,740	(31,927)
Swedish Krona, expiring 10/24/07	SEK	18,350	2,802,436	2,849,797	(47,361)

			36,884,282	37,493,741	(609,459)

					$408,977

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Merrill Lynch Capital Services, Inc.(a)	7/3/2012	$13,000	5.50777%	3 month LIBOR	$363,564
Merrill Lynch Capital Services, Inc.(a)	8/14/2012	25,820	5.20857%	3 month LIBOR	(395,781)
Morgan Stanley Capital Services, Inc.(a)	9/12/2012	8,410	4.7357%	3 month LIBOR	(58,035)
Morgan Stanley Capital Services, Inc.(a)	9/25/2012	8,450	4.94079%	3 month LIBOR	29,053
Morgan Stanley Capital Services, Inc.(a)	12/22/2016	4,745	6.8075%	3 month NZD-BBR-FRA	(118,378)
Morgan Stanley Capital Services, Inc.(a)	3/2/2017	4,745	6.860%	3 month NZD-BBR-FRA	(168,655)
JP Morgan Chase Bank(b)	5/17/2017	4,460	7.325%	3 month NZD-BBR-FRA	(7,950)
Merrill Lynch Capital Services, Inc.(a)	8/2/2017	7,500	5.52959%	3 month LIBOR	194,262
Merrill Lynch Capital Services, Inc.(b)	8/8/2017	29,490	5.43443%	3 month LIBOR	545,818

					$383,898

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$1,334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$(224)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Tyco Electronics Ltd.(c)	(1,118)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Covidien Ltd.(c)	2,236
Merrill Lynch Capital Services, Inc.(a)	12/20/2009	4,000	4.55%	General Motors Corp., 7.125%, due 07/15/13	69,305
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(30,433)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(23,206)
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	5,600	1.70%	CIT Group, Inc. 7.75%, due 04/02/12	(1,456)
Merrill Lynch Capital Services, Inc.(b)	9/20/2012	1,500	3.75%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	(79,070)
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	1,500	3.70%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	(65,883)
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	2,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	56,197
Morgan Stanley Capital Services, Inc.(b)	3/25/2035	1,000	3.78%	H.S.I. Asset Securitization Corp. Trust, Ser. HASC 2006-OPT3, Class M8, 6.52%, due 02/25/36	545,620

Barclays Bank PLC(a)	9 /25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9 7.02%, due 09/25/35	249,192
Deutsche Bank AG(b)	11/25/2035	1,000	1.98%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M9, 7.57%, due 11/25/35	402,520
Merrill Lynch Capital Services, Inc.(b)	12/25/2035	800	2.04%	Accredited Mortgage Loan Trust, Ser. 2005-4, Class M9, 7.82%, due 12/25/35	363,168
Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/36	484,980
Merrill Lynch Capital Services, Inc.(a)	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/36	(378,500)
Merrill Lynch Capital Services, Inc.(b)	4/25/2036	1,000	2.78%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, due 04/25/36	347,870
Deutsche Bank AG(b)	4/25/2036	2,000	1.30%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, due 04/25/36	166,367
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	1,500	3.65%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, due 04/25/36	1,034,213
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, due 05/25/36	297,745
Merrill Lynch Capital Services, Inc.(b)	6/25/2036	1,000	3.20%	GSAMP Trust, Ser. 2006-NC2, Class M8, 7.82%, due 03/25/36	694,800
Merrill Lynch Capital Services, Inc.(b)	7/25/2036	1,000	3.02%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, due 07/25/36	722,363
Merrill Lynch Capital Services, Inc.(b)	9/25/2036	2,000	2.43%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9 7.22%, due 09/25/36	952,457
Morgan Stanley Capital Services, Inc.(b)	1/25/2037	3,000	3.33%	Countrywide Asset-Backed Certificates, Ser. 2006-13, Class BV, 7.52%, due 01/25/37	1,641,910
Citibank NA(b)	5/25/2037	1,000	3.75%	Countrywide Asset-Backed Certificates, Ser. 2006-24, Class M7, 6.27%, due 05/25/37	488,125

					$7,939,178

(a)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(c)	As a result of spin off from Tyco International Ltd., prior to September 30, 2007 and in accordance with ISDA rule, the split of the company caused a three way split in the credit default swap contract.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 108.4%

COMMON STOCKS — 40.9%

Aerospace & Defense — 1.2%
AAR Corp.*	2,100	$63,714
BE Aerospace, Inc.*	2,800	116,284
Boeing Co.	5,500	577,445
HEICO Corp.	1,890	93,290
Moog, Inc. (Class A Stock)*	2,275	99,964
Orbital Sciences Corp.*	2,860	63,606
Teledyne Technologies, Inc.*	1,300	69,407
United Technologies Corp.	6,400	515,072

		1,598,782

Airlines — 0.1%
Allegiant Travel Co.*	3,050	92,476

Auto Components — 0.1%
Wabco Holdings, Inc.	1,833	85,693

Automobiles
Winnebago Industries, Inc.	900	21,492

Automotive Parts
Amerigon, Inc.*	2,850	49,333

Banks — 0.1%
Pacific Capital Bancorp	2,900	76,270

Beverages — 0.4%
PepsiCo, Inc.	7,100	520,146

Biotechnology — 1.2%
Amgen, Inc.*	6,300	356,391
Genentech, Inc.*	6,400	499,328
Gilead Sciences, Inc.*	19,200	784,704

		1,640,423

Building & Construction
Standard Pacific Corp.*	3,500	19,390

Building Materials
Ceradyne, Inc.*	658	49,837

Building Products — 0.3%
American Standard Cos., Inc.	8,100	288,522
Watsco, Inc.	1,300	60,359

		348,881

Business Services — 0.1%
Perficient, Inc.*	2,350	51,394
URS Corp.*	2,300	129,835

		181,229

Capital Goods — 0.1%
Joy Global, Inc.	2,800	142,408

Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)	7,726	341,026
Charles Schwab Corp. (The)	16,300	352,080
Goldman Sachs Group, Inc. (The)	1,800	390,132
Jefferies Group, Inc.	4,200	116,886
Lazard Ltd. (Class A Stock)	5,300	224,720
TD Ameritrade Holding Corp.*	8,000	145,760
UBS AG	11,300	601,725

		2,172,329

Chemicals — 0.6%
E.I. DuPont de Nemours & Co.	3,900	193,284
Monsanto Co.	5,400	462,996
Scotts Miracle-Gro Co., (The) (Class A Stock)	2,200	94,050
Valspar Corp. (The)	1,400	38,094

		788,424

Clothing & Apparel — 0.2%
Iconix Brand Group, Inc.*	4,250	101,107
Volcom, Inc.*	2,230	94,820

		195,927

Commercial Banks — 0.3%
Astoria Financial Corp.	3,850	102,141
Royal Bank of Scotland Group PLC (United Kingdom)	26,282	282,307

		384,448

Commercial Services
HMS Holdings Corp.*	1,920	47,251

Commercial Services & Supplies — 0.7%
Administaff, Inc.	1,100	39,930
Allied Waste Industries, Inc.*	7,100	90,525
Barrett Business Services, Inc.	3,070	73,158
FirstService Corp. (Canada)*	1,630	50,660
Global Payments, Inc.	2,900	128,238
Rollins, Inc.	2,410	64,323
Steiner Leisure Ltd.*	1,350	58,590
Team, Inc.*	2,570	70,367
Waste Management, Inc.	9,500	358,530

		934,321

Communication Equipment — 2.0%
Ciena Corp.*	4,600	175,168
Cisco Systems, Inc.*	20,200	668,822
Juniper Networks, Inc.*	8,800	322,168
Nuance Communications, Inc.*	4,250	82,067
QUALCOMM, Inc.	17,700	748,002
Research In Motion Ltd.*	6,300	620,865

		2,617,092

Computer Networking — 0.1%
Atheros Communications, Inc.*	2,170	65,035

Computer Services & Software — 0.2%
Advent Software, Inc.*	1,450	68,106
The9 Ltd., ADR (China)*	2,340	80,707
THQ, Inc.*	2,650	66,197

		215,010

Computers & Peripherals — 1.4%
Apple, Inc.*	3,600	552,744
EMC Corp.*	11,500	239,200
Hewlett-Packard Co.	9,700	482,963
Lexmark International, Inc. (Class A Stock)*	4,300	178,579
Seagate Technology	13,900	355,562
Synaptics, Inc.*	1,310	62,566

		1,871,614

Construction — 0.1%
Granite Construction, Inc.	2,760	146,335

Consumer Finance — 0.4%
American Express Co.	8,000	474,960

Consumer Products & Services
Bare Escentuals, Inc.*	1,940	48,248

Diversified Consumer Services — 0.5%
Career Education Corp.*	8,100	226,719
H&R Block, Inc.	21,900	463,842

		690,561

Diversified Financial Services — 1.6%
Calamos Asset Management, Inc. (Class A Stock)	2,044	57,702
Citigroup, Inc.	9,700	452,699
Eaton Vance Corp.	3,500	139,860
JPMorgan Chase & Co.	5,300	242,846
KKR Financial Holdings LLC	5,876	99,010
KKR Private Equity Investors LLP, ADR (Guernsey), RDU, 144A(g) (cost $320,412; purchased 08/03/06)	13,000	253,500
NYSE Euronext	3,400	269,178
Portfolio Recovery Associates, Inc.	1,330	70,583
Raymond James Financial, Inc.	4,475	147,004
SLM Corp.*	5,700	283,119
Sterling Financial Corp. (WA)	2,500	67,275
Student Loan Corp. (The)	500	90,160

		2,172,936

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	7,400	327,672

Education — 0.1%
DeVry, Inc.	2,680	99,187

Electric Utilities — 0.4%
Entergy Corp.	2,600	281,554
Progress Energy, Inc.	3,900	182,715

		464,269

Electronic Equipment & Instruments — 0.4%
Checkpoint Systems, Inc.*	3,300	87,087
FLIR Systems, Inc.*	4,100	227,099
Sony Corp., ADR (Japan)	5,200	249,912

		564,098

Electronics — 0.3%
Benchmark Electronics, Inc.*	2,900	69,223
PNM Resources, Inc.	2,700	62,856
Thermo Fisher Scientific, Inc.*	3,900	225,108

		357,187

Energy
Headwaters, Inc.*	3,069	45,667

Energy Equipment & Services — 0.5%
Oil States International, Inc.*	2,100	101,430
Schlumberger Ltd.	5,400	567,000

		668,430

Entertainment & Leisure — 0.1%
Life Time Fitness, Inc.*	1,290	79,129

Financial Services — 0.5%
Bank of America Corp.	7,490	376,522
Investment Technology Group, Inc.*	2,220	95,416
Moneygram International, Inc.	3,200	72,288
optionsXpress Holdings, Inc.	2,480	64,827
PROS Holdings, Inc.*	4,550	54,919

		663,972

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	3,500	214,795
Kroger Co. (The)	15,000	427,800
SunOpta, Inc.*	4,020	58,250
Wal-Mart Stores, Inc.	5,500	240,075
Whole Foods Market, Inc.	1,100	53,856

		994,776

Food Products — 0.7%
Cadbury Schweppes PLC, ADR (United Kingdom)	9,900	460,548
ConAgra Foods, Inc.	15,600	407,628

		868,176

Gaming
Century Casinos, Inc.*	6,430	39,191

Healthcare Equipment & Supplies — 1.1%
Alcon, Inc.	3,100	446,152
Baxter International, Inc.	6,100	343,308
Hologic, Inc.*	700	42,700
NuVasive, Inc.*	2,320	83,358
PolyMedica Corp.	1,441	75,681
Spectranetics Corp. (The)*	6,740	90,855
St. Jude Medical, Inc.*	7,400	326,118

		1,408,172

Healthcare Providers & Services — 0.9%
Amedisys, Inc.*	1,100	42,262
AMERIGROUP Corp.*	3,000	103,440
Covance, Inc.*	2,400	186,960
Healthways, Inc.*	3,950	213,182
LHC Group, Inc.*	400	8,588
Omnicare, Inc.	10,600	351,178
Pediatrix Medical Group, Inc.*	1,470	96,167
Pharmaceutical Product Development, Inc.	4,200	148,848
Sunrise Senior Living, Inc.*	2,600	91,962

		1,242,587

Healthcare Services
Centene Corp.*	1,654	35,577

Healthcare-Products
Insulet Corp.*	400	8,700

Hotels, Restaurants & Leisure — 0.4%
Brinker International, Inc.	2,700	74,088
Marriott International, Inc. (Class A Stock)	6,200	269,514
Scientific Games Corp. (Class A Stock)*	3,930	147,768
Sonic Corp.*	3,500	81,900

		573,270

Household Durables — 0.1%
Meritage Homes Corp.*	1,800	25,416
Snap-on, Inc.	1,900	94,126

		119,542

Household Products — 0.9%
Colgate-Palmolive Co.	6,800	484,976
Kimberly-Clark Corp.	4,800	337,248

Procter & Gamble Co.	4,987	350,786

		1,173,010

Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc.*	7,400	312,946

Industrial Conglomerates — 0.8%
General Electric Co.	27,200	1,126,080

Insurance — 1.7%
American International Group, Inc.	12,200	825,330
Amtrust Financial Services, Inc.	4,350	65,990
Axis Capital Holdings Ltd.	6,300	245,133
Delphi Financial Group, Inc. (Class A Stock)	2,025	81,850
eHealth, Inc.*	600	16,620
Loews Corp.	7,700	372,295
MBIA, Inc.	4,600	280,830
Philadelphia Consolidated Holding Corp.*	3,100	128,154
Protective Life Corp.	1,800	76,392
Security Capital Assurance Ltd.	2,060	47,050
State Auto Financial Corp.	2,400	70,200
United Fire & Casualty Co.	1,500	58,635

		2,268,479

Internet — 0.1%
Digital River, Inc.*	1,760	78,760
Equinix, Inc.*	1,035	91,794

		170,554

Internet & Catalog Retail — 0.3%
IAC/InterActiveCorp.*	11,200	332,304

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	3,600	103,428
Cybersource Corp.*	10,400	121,576
DealerTrack Holdings, Inc.*	1,620	67,846
eBay, Inc.*	8,800	343,376
Google, Inc. (Class A Stock)*	1,900	1,077,813
j2 Global Communications, Inc.*	3,740	122,410
Loopnet, Inc.*	1,850	37,999
NaviSite, Inc.*	8,510	74,803
NutriSystem, Inc.*	2,550	119,569
Online Resources Corp.*	5,610	70,910
TriZetto Group, Inc.*	4,470	78,270
ValueClick, Inc.*	3,230	72,546

		2,290,546

IT Services — 0.1%
Infosys Technologies Ltd., ADR (India)	3,700	179,043

Lodging — 0.1%
Home Inns & Hotels Management, Inc., ADR (China)*	2,350	81,780

Machinery — 0.3%
Bucyrus International, Inc. (Class A Stock)	2,200	160,446
Caterpillar, Inc.	1,700	133,331
Flow International Corp.*	6,980	61,564

		355,341

Manufacturing — 0.2%
Harsco Corp.	2,600	154,102
Hexel Corp.*	6,200	140,802

		294,904

Media — 1.6%
Comcast Corp. (Class A Stock)*	14,050	339,729
DG FastChannel, Inc.*	4,210	99,272
Liberty Global, Inc. (Class C Stock)*	10,283	397,540
News Corp. (Class A Stock)	15,600	343,044
Walt Disney Co. (The)	18,600	639,654
XM Satellite Radio Holdings, Inc. (Class A Stock)*	23,300	330,161

		2,149,400

Medical Supplies & Equipment — 0.2%
Micrus Endovascular Corp.*	4,880	89,158
NovaMed, Inc.*	11,020	47,937
ResMed, Inc.*	1,450	62,161

		199,256

Metals & Mining — 0.4%
AM Castle & Co.	1,670	54,442
Dynamic Materials Corp.	1,180	56,510
Freeport-McMoRan Copper & Gold, Inc.	2,473	259,393
Haynes International, Inc.*	570	48,661
Ladish Co., Inc.*	740	41,055
Timken Co.	3,400	126,310

		586,371

Multi-Line Retail — 0.4%
Kohl’s Corp.*	2,200	126,126
Saks, Inc.	9,600	164,640
Target Corp.	4,500	286,065

		576,831

Multi-Utilities — 0.3%
Sempra Energy	6,000	348,720

Office Electronics — 0.2%
Xerox Corp.*	15,100	261,834

Office Equipment
School Specialty, Inc.*	1,600	55,408

Oil & Gas Exploration/Production — 0.1%
Core Laboratories NV (Netherlands)*	830	105,734

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	5,200	279,500
Cabot Oil & Gas Corp.	5,900	207,444
Devon Energy Corp.	2,000	166,400
Hess Corp.	6,300	419,139
Marathon Oil Corp.	10,500	598,710
Murphy Oil Corp.	3,200	223,648
Nexen, Inc.	8,800	268,752
Occidental Petroleum Corp.	11,000	704,880
Petroleo Brasileiro SA, ADR (Brazil)	5,500	415,250
Suncor Energy, Inc.	5,300	502,493
Superior Energy Services, Inc.*	2,140	75,842
Swift Energy Co.*	1,900	77,748
W&T Offshore, Inc.	2,000	48,760

		3,988,566

Pharmaceuticals — 2.7%
Abbott Laboratories	13,200	707,784
Barr Pharmaceuticals, Inc.*	1,200	68,292

Elan Corp. PLC, ADR (Ireland)*	5,300	111,512
Integra LifeSciences Holdings Corp.*	1,260	61,211
KV Pharmaceutical Co. (Class A Stock)*	4,030	115,258
LeMaitre Vascular, Inc.*	10,560	79,622
Novartis AG, ADR (Switzerland)	10,100	555,096
Roche Holdings Ltd., ADR (Switzerland)	6,300	569,222
Schering-Plough Corp.	12,100	382,723
Teva Pharmaceutical Industries Ltd., ADR (Israel)	9,100	404,677
Wyeth	13,100	583,605

		3,639,002

Pipelines — 0.1%
Williams Cos., Inc.	4,700	160,082

Real Estate Investment Trusts — 0.1%
Hovnanian Enterprises, Inc. (Class A Stock)*	3,300	36,597
SL Green Realty Corp.	900	105,093

		141,690

Retail & Merchandising — 0.1%
Cash America International, Inc.	1,823	68,545
Tween Brands, Inc.*	1,740	57,141

		125,686

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	11,200	231,840
Broadcom Corp. (Class A Stock)*	7,050	256,902
Intel Corp.	14,500	374,970
Itron, Inc.*	1,560	145,189
Marvell Technology Group Ltd.*	15,400	252,098
Mellanox Technologies Ltd. (Israel)*	3,380	66,012
NVIDIA Corp.*	6,450	233,748
O2Micro International Ltd., ADR (Cayman Islands)*	1,000	15,470
Silicon Motion Technology
Corp., ADR (Taiwan)*	3,700	83,287
Spansion, Inc. (Class A Stock)*	35,300	298,285

		1,957,801

Software — 1.5%
Adobe Systems, Inc.*	16,000	698,560
Concur Technologies, Inc.*	1,550	48,856
Microsoft Corp.	22,200	654,012
Phase Forward, Inc.*	3,350	67,034
SXC Health Solutions Corp.*	2,860	45,817
Symantec Corp.*	19,100	370,158
VMware, Inc. (Class A Stock)*	800	68,000

		1,952,437

Specialty Retail — 0.4%
Aaron Rents, Inc.	2,600	57,980
Best Buy Co., Inc.	7,300	335,946
Lowe’s Cos., Inc.	7,100	198,942

		592,868

Technology
Sanmina—SCI Corp.*	16,000	33,920

Telecommunications — 0.2%
Arris Group, Inc.*	4,100	50,635
Aruba Networks, Inc.*	1,690	33,800
Cbeyond, Inc.*	2,630	107,278
Dril-Quip, Inc.*	1,420	70,077

		261,790

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.*	9,600	453,792
Jos. A. Bank Clothiers, Inc.*	1,660	55,477
NIKE, Inc. (Class B Stock)	5,000	293,300
Phillips-Van Heusen Corp.	2,500	131,200
Stein Mart, Inc.	3,800	28,918

		962,687

Thrifts & Mortgage Finance — 0.3%
Fannie Mae	3,000	182,430
People’s United Financial, Inc.	12,450	215,136

		397,566

Tobacco — 0.2%
Altria Group, Inc.	3,800	264,214

Utilities — 0.1%
ONEOK, Inc.	2,000	94,800

Wireless Telecommunication Services — 0.7%
Alltel Corp.	3,300	229,944
NII Holdings, Inc.*	3,600	295,740
Sprint Nextel Corp.	20,626	391,894

		917,578

TOTAL COMMON STOCKS
(cost $41,067,098)		54,569,681

	Units
WARRANT *
Media
XM Satellite Radio, Inc., expiring 03/15/10, 144A (cost $0)	100	—

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#
CORPORATE BONDS — 24.5%
Aerospace & Defense — 0.5%
DRS Technologies, Inc., Gtd. Notes
6.625%	02/01/16	B1	$75	74,062
7.625%	02/01/18	B3	100	102,000
Esterline Technologies Corp., Gtd. Notes
7.75%	06/15/13	B1	125	126,875
Moog, Inc., Sr. Sub. Notes
6.25%	01/15/15	Ba3	100	96,000
Sequa Corp., Unsec’d. Notes.
9.00%	08/01/09	B2	225	234,000
TransDigm, Inc., Gtd. Notes
7.75%	07/15/14	B3	50	50,500

				683,437

Airlines — 0.1%
AMR Corp., Notes
10.40%	03/10/11	CCC(d)	100	101,375
Continental Airlines, Inc., Pass-Through Certificates
6.748%	03/15/17	Ba2	29	27,957

				129,332

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp., Gtd. Notes
5.75%	09/08/11	A3	100	100,930

Automotive — 0.5%
Ford Motor Credit Co., Notes
7.875%	06/15/10	B1	395	386,122
General Motors Corp., Notes
7.20%	01/15/11	Caa1	265	253,075
Lear Corp., Gtd. Notes
8.75%	12/01/16	B3	30	28,200
Visteon Corp., Sr. Notes
7.00%	03/10/14	Caa2	40	31,100

				698,497

Automotive Parts
TRW Automotive, Inc., Gtd. Notes, 144A
7.25%	03/15/17	Ba3	50	48,750

Banks — 0.1%
Kazkommerts International BV, (Netherlands)
Bank Gtd. Notes, 144A
7.875%	04/07/14	Baa2	95	86,193
Gtd. Notes, 144A
7.00%	11/03/09	Baa2	40	38,300

				124,493

Building Materials & Construction — 0.2%
Goodman Global Holdings, Inc., Gtd. Notes
8.36% (c)	06/15/12	B1	45	44,550
K Hovnanian Enterprises, Inc., Gtd. Notes
7.50%	05/15/16	Ba3	50	39,750
KB Home, Sr. Sub. Notes
8.625%	12/15/08	Ba2	80	79,700
Nortek, Inc., Sr. Sub. Notes
8.50%	09/01/14	B3	50	43,375

				207,375

Cable — 0.6%
Charter Communications Holdings I LLC,
Gtd. Notes
11.00%	10/01/15	NR	3	3,075
Sec’d. Notes
11.00%	10/01/15	Caa2	170	172,125
Zero Coupon (until 5/15/11), Gtd. Notes
11.75%(v)	05/15/14	Caa3	150	138,750
Charter Communications Holdings II LLC, Gtd. Notes
10.25%	10/01/13	NR	44	45,870
Sr. Notes
10.25%	09/15/10	Caa1	175	180,250
Charter Communications Operating LLC, Sr. Notes, 144A
8.00%	04/30/12	B2	20	19,900
CSC Holdings, Inc.,
Sr. Notes
7.875%	12/15/07	B2	24	24,030
8.125%	07/15/09	B2	150	152,625
Sr. Unsec’d. Notes
6.75%	04/15/12	B2	50	48,125
8.125%	08/15/09	B2	50	50,875

				835,625

Capital Goods — 1.3%
Actuant Corp., Sr. Notes, 144A
6.875%	06/15/17	Ba2	50	49,250
ALH Finance LLC, Gtd. Notes
8.50%	01/15/13	B3	50	48,000
Allied Waste North America, Inc., Sec’d. Notes
5.75%	02/15/11	B1	60	58,950
Sr. Notes
7.875%	04/15/13	B1	50	51,625
Ashtead Capital, Inc., Sec’d. Notes, 144A
9.00%	08/15/16	B1	100	98,625
Avis Budget Car Rental, Gtd. Notes
7.625%	05/15/14	Ba3	30	29,475
Baldor Electric Co., Gtd. Notes
8.625%	02/15/17	B3	50	52,250
Blount, Inc., Sr. Sub. Notes
8.875%	08/01/12	B2	125	127,031
Columbus Mckinnon Corp., Sr. Sub. Notes
8.875%	11/01/13	B2	75	77,250
Hertz Corp., Gtd. Notes
8.875%	01/01/14	B1	195	200,850
Invensys PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)
9.875%	03/15/11	B2	7	7,368
Johnson Diversified Holdings, Inc.,
Disc. Notes, Zero Coupon (until 05/15/07)
10.67%(v)	05/15/13	Caa1	75	75,750
Gtd. Notes
9.625%	05/15/12	B3	50	50,750
Mobile Mini, Inc., Gtd. Notes
6.875%	05/01/15	B1	80	77,800
Mueller Water Products, Sr. Sub. Notes, 144A
7.375%	06/01/17	B3	45	41,850
RBS Global, Inc. / Rexnord Corp., Gtd. Notes
9.50%	08/01/14	B3	110	113,850
Rental Service Corp., Gtd. Notes
9.50%	12/01/14	Caa1	75	71,625
Stena AB / Capital Corp., Sr. Notes (Sweden)
7.50%	11/01/13	Ba3	125	125,625
Terex Corp., Gtd. Notes
7.375%	01/15/14	Baa3	75	76,125
United Rentals North America, Inc., Gtd. Notes
6.50%	02/15/12	B1	60	60,750
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	125	124,687
Williams Scotsman, Inc., Gtd. Notes
8.50%	10/01/15	B2	60	66,000

				1,685,486

Chemicals — 0.7%
Equistar Chemicals LP / Equistar Funding Corp.,
Sr. Notes
8.75%	02/15/09	B1	75	77,531
10.625%	05/01/11	B1	31	32,395
Huntsman LLC, Gtd. Notes
11.625%	10/15/10	Ba1	150	159,000
Invista, Notes, 144A
9.25%	05/01/12	Ba3	100	105,000
Koppers, Inc., Gtd. Notes
9.875%	10/15/13	B2	102	107,865
Lyondell Chemical Co., Gtd. Notes
8.25%	09/15/16	B1	75	84,563
10.50%	06/01/13	Ba2	75	80,625
Momentive Performance Materials, Inc., Gtd. Notes, 144A
9.75%	12/01/14	B3	120	118,800
11.50%	12/01/16	Caa2	25	24,750
Mosaic Co. (The), Sr. Notes, 144A
7.375%	12/01/14	Ba1	25	26,250

7.625%	12/01/16	Ba1	25	26,656
Nalco Co.,
Sr. Sub. Notes
8.875%	11/15/13	B3	5	5,250
Sr. Unsec’d. Notes
7.75%	11/15/11	B1	140	142,800

				991,485

Consumers — 0.7%
Levi Strauss & Co., Sr. Unsub. Notes
9.75%	01/15/15	B2	75	78,750
Mac-Gray Corp., Sr. Unsec’d. Notes
7.625%	08/15/15	B2	50	50,000
Playtex Products, Inc., Gtd. Notes
9.375%	06/01/11	NR	100	103,375
Realogy Corp.,
Sr. Notes, 144A
10.50%	04/15/14	Caa1	50	42,625
Sr. Sub. Notes, 144A
12.375%	04/15/15	Caa2	325	245,375
Service Corp. International,
Sr. Notes
6.75%	04/01/16	B1	50	48,437
7.00%	06/15/17	B1	50	49,125
Sr. Unsec’d. Notes
6.50%	03/15/08	B1	200	199,939
7.375%	10/01/14	B1	25	25,688
TDS Investor Corp./Travelport LLC, Gtd. Notes
11.875%	09/01/16	Caa1	30	31,425

				874,739

Containers & Packaging
BWAY Corp., Gtd. Notes
10.00%	10/15/10	B3	55	56,100

Defense — 0.2%
L-3 Communications Corp., Gtd. Notes
6.375%	10/15/15	Ba3	100	98,250
7.625%	06/15/12	Ba3	100	102,250

				200,500

Diversified Financial Services — 0.6%
Morgan Stanley, MTN, Sr. Unsec’d. Notes
5.75%	10/18/16	Aa3	500	493,236
Petroleum Export Ltd. Sr. Notes, 144A (Cayman Islands)
4.623%	06/15/10	Aaa	61	60,272
4.633%	06/15/10	Aaa	122	120,561
Wimar OPCO LLC/Finance Corp., Sr. Sub. Notes, 144A
9.625%	12/15/14	Caa1	75	58,125

				732,194

Electric — 1.5%
AES Corp., (The),
Sr. Notes
9.375%	09/15/10	B1	275	290,125
Sr. Unsub. Notes
9.50%	06/01/09	B1	25	26,000
AES Eastern Energy LP, Pass-Through Certificates
9.00%	01/02/17	Ba1	34	36,262
Aquila Canada Finance Corp., Gtd. Notes (Canada)
7.75%	06/15/11	Ba3	40	42,134
Aquila, Inc., Sr. Notes
9.95%	02/01/11	Ba3	3	3,268
CMS Energy Corp., Sr. Notes
8.50%	04/15/11	Ba1	50	53,696
Dynegy Holdings, Inc.,
Sr. Notes, 144A
7.50%	06/01/15	B2	50	48,250
Sr. Unsec’d. Notes
8.375%	05/01/16	B2	100	100,500
Edison Mission Energy,
Sr. Notes, 144A
7.00%	05/15/17	B1	100	98,500
Sr. Unsec’d. Notes
7.75%	06/15/16	B1	50	51,750
Empresa Nacional de Electricidad SA, Unsub. Notes (Chile)
8.625%	08/01/15	Baa3	55	62,876
Homer City Funding LLC, Gtd. Notes
8.137%	10/01/19	Ba2	44	47,031
Intergen NV, Sec’d. Notes, 144A
9.00%	06/30/17	Ba3	100	105,000
Midwest Generation LLC, Pass-Through Certificates
8.30%	07/02/09	Ba2	93	94,457
8.56%	01/02/16	Ba2	71	75,925
Mirant North America LLC, Gtd. Notes
7.375%	12/31/13	B2	125	126,875
Nevada Power Co., General Refinance Mortgage
6.50%	04/15/12	Baa3	50	51,442
NRG Energy, Inc., Gtd. Notes
7.375%	02/01/16	B1	125	125,312
7.375%	01/15/17	B1	75	75,000
NSG Holdings LLC, Sec’d. Notes, 144A
7.75%	12/15/25	Ba2	125	123,750
Orion Power Holdings, Inc., Sr. Unsec’d. Notes
12.00%	05/01/10	B2	40	43,800
Reliant Energy, Inc., Sr. Notes
7.875%	06/15/17	B3	150	150,937
Sierra Pacific Resources, Sr. Unsec‘d. Notes
8.625%	03/15/14	Ba3	40	42,341
TECO Energy, Inc., Sr. Notes
7.50%	06/15/10	Ba1	25	26,159
TXU Corp., Sr. Unsec’d. Notes
6.50%	11/15/24	Caa1	35	28,053

				1,929,443

Energy-Other — 0.6%
Chesapeake Energy Corp., Gtd. Notes
6.375%	06/15/15	Ba2	200	196,250
Compagnie Generale de Geophysique Veritas, Gtd. Notes (France)
7.50%	05/15/15	Ba3	25	25,750
Forest Oil Corp., Sr. Unsec’d. Notes
8.00%	06/15/08	B1	40	40,400
Newfield Exploration Co., Sr. Sub. Notes
6.625%	04/15/16	Ba3	125	122,188
OPTI Canada, Inc., Gtd. Notes, 144A (Canada)
8.25%	12/15/14	B1	40	40,300
Parker Drilling Co., Gtd. Notes
9.625%	10/01/13	B2	80	85,600
Petrohawk Energy Corp., Gtd. Notes
9.125%	07/15/13	B3	75	79,125
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)
6.75%	05/01/14	B1	75	72,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes
6.65%	03/15/17	Ba1	95	88,812
Pogo Producing Co., Sr. Sub. Notes
6.875%	10/01/17	B1	25	25,125
Swift Energy Co., Gtd. Notes
7.125%	06/01/17	B1	50	47,375

Tesoro Corp., Gtd. Notes
6.625%	11/01/15	Ba1	25	25,000

				847,925

Financial - Bank & Trust — 1.1%
Export-Import Bank of Korea, Notes, 144A (Korea)
5.46% (c)	10/04/11	Aa3	200	200,070
Rabobank Nederland, MTN, Notes, 144A (Netherlands)
0.20%	06/20/08	Aaa JPY	137,000	1,185,522
VTB Capital SA for Vneshtorgbank, Sr. Notes, 144A (Luxembourg)
5.956% (c)	08/01/08	A2	100	99,000

				1,484,592

Financial Services — 1.3%
Bank of America Corp., Sr. Notes
5.62% (c)	10/14/16	Aa1	400	393,469
CitiFinancial, Inc., Notes
6.625%	06/01/15	Aa1	100	105,167
General Electric Capital Corp., Sub. Notes, 144A
6.50% (c)	09/15/67	Aa1 GBP	300	610,088
Residential Capital LLC, Gtd. Notes
7.50%	06/01/12	Ba1	75	60,750
SLM Corp., Unsec’d. Notes
5.763% (c)	04/14/08	Baa1	600	590,664

				1,760,138

Food — 0.5%
Ahold Finance USA, Inc.,
Gtd. Notes
6.875%	05/01/29	Baa3	20	21,179
8.25%	07/15/10	Baa3	25	27,027
Albertson’s, Inc.,
Debs.
7.45%	08/01/29	B1	75	72,195
Sr. Notes
7.50%	02/15/11	B1	25	25,481
Sr. Unsec’d. Notes
8.70%	05/01/30	B1	25	26,983
Aramark Corp., Gtd. Notes
8.50%	02/01/15	B3	125	127,500
Carrols Corp., Gtd. Notes
9.00%	01/15/13	Caa1	50	47,500
Del Monte Corp., Sr. Sub. Notes
8.625%	12/15/12	B2	35	35,525
Dole Foods Co., Inc., Gtd. Notes
7.25%	06/15/10	Caa1	35	33,075
National Beef Packaging Co. LLC, Sr. Unsec’d. Notes
10.50%	08/01/11	Caa1	50	50,750
Smithfield Foods, Inc., Sr. Unsec’d. Notes
8.00%	10/15/09	Ba3	70	72,275
Stater Brothers Holdings,
Gtd. Notes
7.75%	04/15/15	B2	50	49,500
Sr. Notes
8.125%	06/15/12	B2	25	25,469
SUPERVALU, Inc., Sr. Unsec’d. Notes
7.50%	11/15/14	B1	50	50,875

				665,334

Gaming — 0.9%
Boyd Gaming Corp., Sr. Sub. Notes
6.75%	04/15/14	Ba3	20	19,600
CCM Merger, Inc., Notes, 144A
8.00%	08/01/13	B3	125	121,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Notes, 144A
12.00%	10/15/15	B3	25	24,406
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Mortgage Backed, 144A
10.25%	06/15/15	Caa1	75	70,313
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	50	48,000
5.625%	06/01/15	Baa3	60	47,700
6.50%	06/01/16	Baa3	25	20,375
MGM Mirage,
Gtd. Notes
6.00%	10/01/09	Ba2	255	253,087
6.625%	07/15/15	Ba2	80	75,900
6.875%	04/01/16	Ba2	50	48,375
7.50%	06/01/16	Ba2	100	99,375
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%	04/01/12	Ba2	70	71,400
Park Place Entertainment Corp., Gtd. Notes
8.125%	05/15/11	Ba1	30	30,600
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A
9.375%	06/15/15	B3	75	75,750
Station Casinos, Inc., Sr. Notes
6.00%	04/01/12	Ba2	170	161,500

				1,168,256

Healthcare & Pharmaceuticals — 2.2%
Accellant, Inc., Gtd. Notes
10.50%	12/01/13	Caa2	150	138,750
Alliance Imaging, Inc., Sr. Sub. Notes
7.25%	12/15/12	B3	75	71,813
Community Health Systems, Inc., Sr. Notes, 144A
8.875%	07/15/15	B3	165	169,537
Elan Finance PLC, Gtd. Notes (Ireland)
9.558% (c)	11/15/11	B3	30	29,775
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	B1	150	150,375
Hanger Orthopedic Group, Inc., Gtd. Notes
10.25%	06/01/14	Caa1	75	76,875
HCA, Inc.,
MTN, Notes
9.00%	12/15/14	Caa1	50	48,758
Sec’d. Notes, 144A
9.25%	11/15/16	B2	525	557,812
Sec’d. Notes, PIK, 144A
9.625%	11/15/16	B2	150	160,125
LifePoint Hospitals, Inc., Sr. Sub. Notes,
3.50%	05/15/14	B(d)	1,000	890,000
Omega Healthcare Investors, Inc., Gtd. Notes
7.00%	04/01/14	Ba3	50	49,875
PTS Acquisition Corp., Sr. Notes, PIK, 144A
9.50%	04/15/15	Caa1	75	70,875
Res-Care, Inc., Sr. Notes
7.75%	10/15/13	B1	100	99,000
Select Medical Corp., Gtd. Notes
7.625%	02/01/15	B3	20	17,900
Senior Housing Properties Trust,
Sr. Notes
7.875%	04/15/15	Ba2	83	86,735
Sr. Unsec’d. Notes
8.625%	01/15/12	Ba2	50	53,750
Skilled HealthCare Group, Gtd. Notes
11.00%	01/15/14	Caa1	78	85,215
Sun Healthcare Group, Inc., Sr. Sub. Notes, 144A
9.125%	04/15/15	B3	75	76,500

Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A
10.00%	07/15/17	Caa1		50	48,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes
9.25%	02/01/15	Caa1		25	22,063
Viant Holdings, Inc., Gtd. Notes, 144A
10.125%	07/15/17	Caa1		83	77,190

					2,980,923

Insurance — 0.4%
ASIF III Jersey Ltd., MTN, Sec’d. Notes (Japan)
0.95%	07/15/09	Aa2	JPY	60,000	519,880

Lodging — 0.3%
Felcor Lodging LP, Gtd. Notes
8.50%	06/01/11	Ba3		50	52,750
Gaylord Entertainment Co., Gtd. Notes
8.00%	11/15/13	B3		25	25,344
Host Marriott LP,
Gtd. Notes
7.00%	08/15/12	Ba1		100	100,750
7.125%	11/01/13	Ba1		85	85,637
Sec’d. Notes
6.75%	06/01/16	Ba1		75	74,250
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)
8.00%	05/15/10	Ba1		50	52,056

					390,787

Media & Entertainment — 2.0%
AMC Entertainment, Inc.,
Gtd. Notes
8.625%	08/15/12	B2		75	77,062
11.00%	02/01/16	B2		35	37,275
Sr. Sub. Notes
8.00%	03/01/14	B2		35	33,337
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09)
9.75% (v)	03/15/14	B3		75	70,875
Clear Channel Communications, Inc.,
Debs.
6.875%	06/15/18	Baa3		25	19,823
Sr. Notes
5.75%	01/15/13	Baa3		75	62,774
Dex Media West LLC/Dex Media Finance Co., Gtd. Notes
9.875%	08/15/13	B1		159	169,136
Dex Media, Inc., Sr. Unsec’d. Notes
8.00%	11/15/13	B2		70	70,525
DirecTV Holdings LLC, Gtd. Notes
6.375%	06/15/15	Ba3		77	73,054
Echostar DBS Corp.,
Gtd. Notes
6.625%	10/01/14	Ba3		50	50,250
7.125%	02/01/16	Ba3		150	154,125
Idearc, Inc., Gtd. Notes
8.00%	11/15/16	B2		65	64,837
Intelsat Bermuda Ltd.,
Gtd. Notes
9.25%	06/15/16	B2		25	25,938
11.25%	06/15/16	Caa1		125	133,906
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)
8.25%	01/15/13	B2		140	142,100
Medianews Group, Inc., Sr. Sub. Notes
6.875%	10/01/13	B2		75	57,000
Morris Publishing Group LLC, Gtd. Notes
7.00%	08/01/13	B1		25	19,563
Quebecor Media, Inc., Notes, 144A
7.75%	03/15/16	B2		175	166,906
Quebecor World, Inc., Sr. Notes, 144A (Canada)
9.75%	01/15/15	Ba3		25	23,938
R.H. Donnelley Corp.,
Sr. Notes
8.875%	01/15/16	B3		25	25,469
Sr. Notes, 144A
8.875%	10/15/17	B3		50	50,750
R.H. Donnelley Finance Corp., Gtd. Notes, 144A
10.875%	12/15/12	B2		150	159,750
Time Warner, Inc., Gtd. Notes
5.73% (c)	11/13/09	Baa2		800	790,598
Universal City Florida Holding Co., Sr. Notes
8.375%	05/01/10	B3		75	75,562
Univision Communications, Inc., PIK, Sr. Notes, 144A
9.75%	03/15/15	B3		100	97,500
Vertis, Inc., Gtd. Notes
9.75%	04/01/09	B1		55	55,825

					2,707,878

Media - Broadcasting & Radio
LIN Television Corp., Gtd. Notes
6.50%	05/15/13	B1		50	48,625

Media - Cable
Mediacom Broadband LLC, Sr. Unsec’d. Notes
8.50%	10/15/15	B3		25	25,063

Metals — 0.8%
AK Steel Corp., Gtd. Notes
7.75%	06/15/12	B1		50	50,625
Aleris International, Inc., Gtd. Notes
10.00%	12/15/16	Caa1		50	44,250
Aleris International, Inc., PIK, Gtd. Notes
9.00%	12/15/14	B3		25	23,125
Arch Western Finance LLC, Gtd. Notes
6.75%	07/01/13	B1		50	49,000
Century Aluminum Co., Gtd. Notes
7.50%	08/15/14	B1		75	75,750
CSN Islands VII Corp., Gtd. Notes, 144A (Cayman Islands)
10.75%	09/12/08	BB-(d)		80	83,600
FMG Finance Pty Ltd., Sec’d. Notes, 144A (Australia)
10.00%	09/01/13	Ba3		40	43,750
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba3		200	218,500
8.394%(c)	04/01/15	Ba3		50	51,937
Gerdau Ameristeel Corp. / Gusap Partners, Gtd. Notes (Canada)
10.375%	07/15/11	Ba1		100	105,000
Ispat Inland ULC, Sec’d. Notes (Canada)
9.75%	04/01/14	Baa3		84	91,513
Metals USA, Inc., Sec’d. Notes
11.125%	12/01/15	B3		125	133,125
Novelis, Inc., Gtd. Notes (Canada)
7.25%	02/15/15	B3		50	48,250
Ryerson Tull, Inc., Gtd. Notes
8.25%	12/15/11	B-(d)		45	48,319

					1,066,744

Metals & Mining — 0.1%
PNA Group, Inc., Sr. Unsec’d. Notes
10.75%	09/01/16	B3		75	76,500

Non-Captive — 0.5%
General Motors Acceptance Corp.,
Bonds
8.00%	11/01/31	Ba1		300	294,325
Notes
6.875%	09/15/11	Ba1		200	190,333
Unsub. Notes

6.875%	08/28/12	Ba1	235	220,426

				705,084

Packaging — 0.6%
Ball Corp., Gtd. Notes
6.625%	03/15/18	Ba1	100	98,250
Berry Plastics Holding Corp., Sec’d. Notes
8.875%	09/15/14	B3	75	76,688
Crown Americas LLC/Crown Americas Capital Corp.,
Gtd. Notes
7.625%	11/15/13	B1	100	102,625
7.75%	11/15/15	B1	75	77,437
Exopac Holding Corp., Gtd. Notes
11.25%	02/01/14	B3	75	78,375
Graham Packaging Co., Inc.,
Gtd. Notes
8.50%	10/15/12	Caa1	60	59,550
9.875%	10/15/14	Caa1	25	24,750
Greif, Inc., Sr. Unsec’d. Notes
6.75%	02/01/17	Ba2	125	124,687
Owens Brockway Glass Container, Inc., Gtd. Notes
8.75%	11/15/12	Ba2	115	120,319
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	90	87,300

				849,981

Paper — 0.4%
Cascades, Inc., Sr. Notes (Canada)
7.25%	02/15/13	Ba3	85	83,300
Catalyst Paper Corp., Gtd. Notes (Canada)
8.625%	06/15/11	B2	85	66,300
Cellu Tissue Holdings, Inc., Sec’d. Notes
9.75%	03/15/10	B2	75	73,500
Domtar, Inc., Notes
7.875%	10/15/11	B2	25	25,687
Georgia-Pacific Corp.,
Gtd. Notes, 144A
7.125%	01/15/17	Ba3	50	48,375
Notes
8.125%	05/15/11	B2	30	30,450
Graphic Packaging International Corp.,
Gtd. Notes
8.50%	08/15/11	B2	50	50,875
9.50%	08/15/13	B3	50	51,375
Norampac, Inc., Gtd. Notes (Canada)
6.75%	06/01/13	Ba3	30	28,650
Smurfit-Stone Container Enterprises, Inc.,
Sr. Notes
8.375%	07/01/12	B3	70	70,000
Sr. Unsec’d. Notes
8.00%	03/15/17	B3	50	49,125

				577,637

Pipelines & Other — 1.9%
AmeriGas Partners LP/AmeriGas Eagle Finance Co.,
Sr. Unsec’d. Notes
7.125%	05/20/16	B1	50	48,625
7.25%	05/20/15	B1	13	12,805
El Paso Corp.,
Sr. Notes, MTN
7.75%	01/15/32	Ba3	75	76,158
Sr. Unsec’d. Notes
7.00%	05/15/11	Ba3	250	254,027
Sr. Unsec’d. Notes, MTN
7.80%	08/01/31	Baa3	100	101,528
Inergy LP Inergy Finance Corp., Sr. Unsec’d. Notes
6.875%	12/15/14	B1	50	48,250
Kinder Morgan Finance Co. ULC, (Canada)
Gtd. Notes
5.70%	01/05/16	Ba2	25	22,724
6.40%	01/05/36	Ba2	50	42,610
Pemex Project Funding Master Trust,
Gtd. Notes
8.625%	02/01/22	Baa1	250	308,360
9.25%	03/30/18	Baa1	250	314,500
Plains Exploration & Production Co., Gtd. Notes
7.00%	03/15/17	B1	115	107,525
Targa Resources, Inc., Gtd. Notes, 144A
8.50%	11/01/13	B3	125	125,000
Transocean, Inc., Unsec’d. Notes
5.869% (c)	09/05/08	Baa1	200	199,637
Williams Cos., Inc.,
Notes, 144A
6.375%	10/01/10	Ba2	350	351,750
Sr. Notes
7.625%	07/15/19	Ba2	25	26,781
Sr. Unsec’d. Notes
7.125%	09/01/11	Ba2	225	233,156
7.875%	09/01/21	Ba2	40	43,500
8.125%	03/15/12	Ba2	65	70,038
Williams Partners LP/Williams Partners Finance Co., Gtd. Notes
7.25%	02/01/17	Ba3	100	102,000

				2,488,974

Printing & Publishing
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes
10.00%	08/01/14	Caa1	25	26,437

Real Estate Investment Trusts — 0.2%
iStar Financial, Inc., Sr. Unsec’d. Notes
5.80%	03/15/11	Baa2	100	96,358
Nationwide Health Properties, Inc., Unsec’d. Notes
6.50%	07/15/11	Baa3	100	104,117

				200,475

Retailers — 0.4%
Couche-Tard Finance Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba2	25	25,438
GSC Holdings Corp., Gtd. Notes
8.00%	10/01/12	Ba3	75	78,000
Michaels Stores, Inc., Sr. Notes, 144A
10.00%	11/01/14	B2	50	51,250
Neiman Marcus Group, Inc., Gtd. Notes, PIK
9.00%	10/15/15	B2	70	74,550
Pantry, Inc., (The), Gtd. Notes
7.75%	02/15/14	B3	55	53,075
Rite Aid Corp., Sec’d. Notes
8.125%	05/01/10	B3	175	175,437
Susser Holdings LLC, Gtd. Notes
10.625%	12/15/13	B2	36	37,080

				494,830

Technology — 0.7%
Amkor Technology, Inc., Sr. Notes
7.125%	03/15/11	C1	25	24,250
Avago Technologies Finance, (Singapore)
Gtd. Notes
10.125%	12/01/13	B2	10	10,750
11.875%	12/01/15	Caa1	30	33,450
Flextronics International Ltd., Sr. Sub. Notes (Singapore)
6.25%	11/15/14	Ba2	50	46,750
Freescale Semiconductor, Inc.,

Sr. Unsec’d. Notes
8.875%	12/15/14	B1	75	72,375
Sr. Unsec’d. Notes, PIK
9.125%	12/15/14	B1	275	254,375
Iron Mountain, Inc., Gtd. Notes
8.625%	04/01/13	B3	95	96,188
Nortel Networks Corp., Gtd. Notes (Canada)
4.25%	09/01/08	B3	9	8,831
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)
10.125%	07/15/13	B3	25	25,719
NXP BV / NXP Funding LLC, Sec’d. Notes
7.875%	10/15/14	Ba3	40	38,500
Open Solutions, Inc., Sr. Sub. Notes, 144A
9.75%	02/01/15	Caa1	50	48,125
Seagate Technology HDD Holdings, Gtd. Notes
6.375%	10/01/11	Ba1	50	49,125
Sensata Technologies BV, Gtd. Notes (Netherlands)
8.00%	05/01/14	B3	75	73,125
Serena Software, Inc., Gtd. Notes
10.375%	03/15/16	Caa1	95	97,850
Xerox Corp., Gtd. Notes
6.40%	03/15/16	Baa3	50	50,618

				930,031

Telecommunications — 2.4%
Alltel Corp., Sr. Notes
7.875%	07/01/32	A2	25	20,256
BellSouth Corp., Sr. Unsec’d. Notes
5.658% (c)	08/15/08	A2	200	199,811
Cincinnati Bell, Inc., Gtd. Notes
8.375%	01/15/14	B2	45	44,888
Citizens Communications Co.,
Notes
9.25%	05/15/11	Ba2	75	81,375
Sr. Unsec’d. Notes
6.25%	01/15/13	Ba2	40	39,000
9.00%	08/15/31	Ba2	15	15,225
Cricket Communications, Inc., Gtd. Notes
9.375%	11/01/14	Caa1	50	50,750
Dobson Cellular Systems, Inc., Sec’d. Notes
8.375%	11/01/11	Ba2	50	53,063
Dobson Communications Corp., Sr. Notes
9.61% (c)	10/15/12	Caa1	10	10,175
Hawaiian Telcom Communications, Inc., Gtd. Notes
12.50%	05/01/15	Caa1	50	54,000
Level 3 Financing, Inc.,
Gtd. Notes
9.25%	11/01/14	B3	25	24,625
12.25%	03/15/13	B3	175	192,937
MetroPCS Wireless, Inc., Sr. Notes, 144A
9.25%	11/01/14	Caa1	50	51,000
Nordic Telephone Co. Holdings ApS, Sec’d. Notes, 144A (Denmark)
8.875%	05/01/16	B2	90	94,950
PAETEC Holding Corp., Gtd, 144A
9.50%	07/15/15	Caa1	25	25,000
Qwest Communications International, Inc.,
Debs.
6.875%	09/15/33	Ba1	100	93,500
Gtd. Notes
7.50%	02/15/14	Ba3	25	25,313
Sr. Notes
7.625%	06/15/15	Ba1	515	539,462
Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	50	52,000
Rogers Wireless, Inc., Sec’d. Notes (Canada)
9.625%	05/01/11	Baa3	95	107,015
Rural Cellular Corp., Sr. Unsec’d. Notes
9.875%	02/01/10	B3	45	47,025
Sprint Capital Corp., Gtd. Notes
8.375%	03/15/12	Baa3	1,000	1,101,035
Time Warner Telecom Holdings, Inc., Gtd. Notes
9.25%	02/15/14	B3	25	25,938
Windstream Corp.,
Gtd. Notes
7.00%	03/15/19	Ba3	150	146,250
8.625%	08/01/16	Ba3	100	106,625

				3,201,218

Tobacco — 0.1%
Reynolds American, Inc.,
Gtd. Notes
6.50%	07/15/10	BB+(d)	25	25,656
7.625%	06/01/16	Ba1	55	58,559
Sec’d. Notes
6.75%	06/15/17	Ba1	25	25,569

				109,784

Wireless
Centennial Cellular Operating Co./Centennial Communications Corp., Gtd. Notes
10.125%	06/15/13	B2	25	26,500

TOTAL CORPORATE BONDS
(cost $32,456,499)				32,651,982

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 28.9%
Federal Home Loan Mortgage Corp.
5.00%	05/01/37-08/01/37		1,998	1,905,245
5.50%	07/01/37-08/01/37		2,144	2,099,568
Federal National Mortgage Assoc.
4.00%	08/01/18-06/01/20		5,311	5,007,689
4.50%	03/01/35-09/01/35		4,108	3,812,582
4.982%(c)	02/01/36		353	354,434
5.00%	01/01/19-06/01/37		2,174	2,079,561
5.00%	TBA		4,000	3,815,000
5.50%	06/01/36		898	879,600
5.50%	TBA		1,000	978,750
5.549%(c)	05/01/36		170	172,351
6.00%	11/01/32-10/01/36		1,812	1,814,930
6.00%	TBA		5,000	5,006,250
6.269%(c)	08/01/29		31	31,643
6.50%	06/01/18-11/01/36		1,551	1,584,096
Government National Mortgage Assoc.
5.00%	03/15/36-07/15/37		2,996	2,898,376
5.50%	11/15/28-07/15/37		6,000	5,916,775
5.75%(c)	08/20/24		6	6,508
6.125%	10/20/27-11/20/29		50	50,960

6.375%(c)	04/20/27			66	66,604
8.00%	08/20/31			5	5,035
8.50%	02/20/26-04/20/31			28	31,611

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(cost $38,580,687)					38,517,568

U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bonds
5.00%	05/15/37			3,000	3,077,343
U.S. Treasury Inflationary Index Bonds, TIPS
0.875%	04/15/10			1,200	1,275,627
2.00%	04/15/12			100	101,905
2.00%	01/15/16			100	102,588
2.375%	04/15/11			200	211,249
2.375%	01/15/17			500	520,167
2.375%	01/15/25			300	334,445
2.50%	07/15/16			100	105,062
U.S. Treasury Notes
4.50%	11/15/15			300	300,398
4.625%	07/31/12			400	406,969
4.75%	08/15/17			700	709,406
4.875%	04/30/11			300	307,758
5.125%	05/15/16			300	312,586
6.875%	08/15/25			2,000	2,466,876

TOTAL U.S. TREASURY OBLIGATIONS
(cost $10,093,878)					10,232,379

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Small Business Administration Participation Certificates,
Series 2000-20A, Class 1
7.59%	01/01/20			131	138,377
Series 2000-P10A, Class 1
8.017%	02/10/10			67	68,723

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $198,663)					207,100

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 23A2
5.374%(c)	05/25/35	Aaa		153	152,400
Series 2005-5, Class A1
4.55%	08/25/35(c)	Aaa		463	458,095
Countrywide Alternative Loan Trust,
Series 2006-OA7, Class A1
5.311% (c)	05/25/46	Aaa		176	170,253
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
6.405% (c)	07/25/44	Aaa		494	493,165
Freddie Mac,
Series 2266, Class F
6.203%(c)	11/15/30	Aaa		12	12,170
Series 2888, Class ZG
4.50%	11/15/19	Aaa		114	100,200
Series 3010, Class WB
4.50%	07/15/20	Aaa		1,000	921,932
Government National Mortgage Assoc.,
Series 2000-15, CLass Z
7.50%	02/20/30	Aaa		244	252,063
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.211% (c)	10/25/46	Aaa		161	159,928
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
5.211% (c)	01/25/37	Aaa		126	126,183
Merrill Lynch Floating Trust,
Series 2006-1, Class A1, 144A
5.823% (c)	06/15/22	Aaa		170	168,509
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
5.341% (c)	02/25/36	Aaa		112	110,553
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1
5.411% (c)	02/25/36	Aaa		430	418,259
Thornburg Mortgage Securities Trust,
Series 2006-2, Class A1C
5.251% (c)	03/25/46	Aaa		200	198,683
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.183%(c)	11/25/42	Aaa		90	90,560
Series 2003-R1, Class A1
5.671%(c)	12/25/27	Aaa		604	603,689
Series 2005-AR6, Class 2AB1
5.321%(c)	04/25/45	Aaa		22	21,786
Series 2005-AR13, Class A1A1
5.421%(c)	10/25/45	Aaa		122	118,933
Series 2006-AR17, Class 2A
5.777%(c)	12/25/46	Aaa		189	189,220
Series 2006-AR17, Class 1A1A
5.793%(c)	12/25/46	Aaa		163	160,362

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $4,873,428)					4,926,943

FOREIGN GOVERNMENT BONDS — 1.9%
Development Bank of Japan (Japan)
1.75%	06/21/10	Aaa	JPY	10,000	88,643
Republic of Panama (Panama)
9.625%	02/08/11	Ba1		150	167,475
United Kingdom Treasury Stock (United Kingdom)
4.25%	03/07/11	Aaa	GBP	300	598,392
5.00%	03/07/12	Aaa	GBP	100	204,640
5.00%	09/07/14	Aaa	GBP	700	1,427,398

TOTAL FOREIGN GOVERNMENT BONDS
(cost $2,331,467)					2,486,548

ASSET-BACKED SECURITIES — 0.3%
Arkle Master Issuer PLC,
Series 2006-1A, Class 1A
5.733% (c)	11/19/07	Aaa		200	199,965
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1

5.406%(c)
	09/25/34	Aaa	21		20,542
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A2
5.18%	08/15/08	Aaa	7		6,638
WFS Financial Owner Trust,
Series 2005-1, Class A3
3.59%	10/19/09	Aaa	130		128,931

TOTAL ASSET-BACKED SECURITIES
(cost $356,090)					356,076

MUNICIPAL BONDS — 0.4%
Massachusetts Water Resources Authority
5.00% (e)	08/01/32	Aaa	250	(f)	256,095
Tobacco Settlement Financing Corp., Series 2001
5.875% (c)	05/15/39	Baa3	290		286,079
Verso Paper Holdings LLC/Verson Paper, Inc., Sec’d. Notes
9.106% (c)	08/01/14	B2	25		25,125

TOTAL MUNICIPAL BONDS
(cost $502,039)					567,299

TOTAL LONG-TERM INVESTMENTS
(cost $130,459,849)					144,515,576

SHORT-TERM INVESTMENTS — 5.1%
CERTIFICATE OF DEPOSIT — 0.2%
Skandinavia Enskilda Bank(n)
(cost $199,905)
5.67% 10/03/07			200		200,000

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills(k)(n)
3.57% 12/13/07			15		14,889
3.89% 12/13/07			500		496,301
3.906% 12/13/07			20		19,852
3.77% 12/13/07			175		173,706
3.53% 12/13/07			10		9,926

TOTAL U.S. TREASURY OBLIGATIONS
(cost $714,226)					714,674
			Notional Amount (000)

OUTSTANDING OPTIONS PURCHASED* — 0.2%
Call Options — 0.2%
5 Year U.S. Treasury Note
Futures,
expiring 11/20/2007, Strike Price $122.00			4,600		719
expiring 11/20/2007, Strike Price $130.00			3,500		547
Eurodollar Futures,
expiring 12/17/2007, Strike Price $95.25			18,000		6,412
expiring 03/17/2008, Strike Price $95.25			51,000		49,087
expiring 06/16/2008, Strike Price $95.25			47,000		62,862
Swap on 3 Month LIBOR,(g)
expiring 11/23/2007 @ 4.84%			1,100		7,899
expiring 12/20/2007 @ 5.00%			3,000		28,102
expiring 09/19/2008 @ 4.55%			5,400		37,494
expiring 09/26/2008 @ 4.75%			3,400		30,013
expiring 09/26/2008 @ 4.75%			4,400		38,840
expiring 12/31/2008 @ 4.72%			4,900		41,897

					303,872

Put Options
Eurodollar Futures,
expiring 12/17/2007, Strike Price $91.50			5,000		31
expiring 12/17/2007, Strike Price $91.75			22,000		138
expiring 12/17/2007, Strike Price $92.00			1,000		6
expiring 12/19/2007, Strike Price $91.25			30,000		188
expiring 03/17/2008, Strike Price $92.50			25,000		156
expiring 06/16/2008, Strike Price $92.50			12,000		75
GNMA,(g)
expiring 12/12/2007, Strike Price $86.00			1,000		81

					675

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $229,692)					304,547

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.2%
Dryden Core Investment Fund
- Taxable Money Market
Series (w)
(cost $5,596,277)			5,596,277		5,596,277

TOTAL SHORT-TERM INVESTMENTS
(cost $6,740,100)					6,815,498

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 113.5%

(cost $137,199,949)					151,331,074

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (12.2)%
U.S. Treasury Obligations — (7.8)%
U.S. Treasury Notes
4.25%	11/15/14	$4,900	(4,852,916)
3.625%	05/15/13	1,100	(1,065,882)
U.S. Treasury Bonds
4.625%	02/15/17	4,500	(4,520,741)

			(10,439,539)

U.S. Government Agency Obligations — (4.4)%
Government National Mortgage Assoc.
5.00%	10/18/37	3,000	(2,906,718)

Federal National Mortgage Assoc.
5.50%	10/13/35	3,000	(2,938,125)

			(5,844,843)

TOTAL SECURITIES SOLD SHORT
(proceeds received $16,029,650)			(16,284,382)

	Notional Amount (000)

OUTSTANDING OPTIONS WRITTEN* — (0.1)%
Call Options
5 Year U.S. Treasury Note
Futures, expiring 11/20/2007, Strike
Price $107.00	1,100	(7,906)
Swap on 3 Month LIBOR, expiring 12/20/2007 @
5.15%	1,300	(21,597)
expiring 09/19/2008 @
5.05%	1,800	(34,133)
expiring 09/26/2008 @
4.95%	1,500	(24,172)
expiring 09/26/2008 @
4.95%	1,900	(30,619)
expiring 12/31/2008 @
5.22%	1,600	(39,203)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $129,935)		(157,630)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.2%

(cost $121,040,363)		134,889,062
Liabilities in excess of other assets(x) — (1.2)%		(1,576,750)

NET ASSETS — 100.0%		$133,312,312

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

PIK	Payment-in-kind

RDU	Restricted Depositary Unit

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	Russian Ruble

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at September 30, 2007.

(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $125,000 and $125,000, respectively.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund- Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Securities or a portion thereof with an aggregate market value of $193,558 have been segregated with the custodian to cover margin requirements for future contracts open at September 30, 2007.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
29	90 Day Euro Dollar	Dec 07	$9,880,819	$9,862,022	$(18,797)
35	90 Day Euro Dollar	Jun 08	8,340,500	8,367,188	26,688
16	90 Day Euro Dollar	Dec 08	3,822,150	3,827,400	5,250
16	90 Day Sterling	Mar 08	3,853,773	3,859,972	6,199
13	90 Day Sterling	Jun 08	3,131,701	3,141,215	9,514
36	90 Day Sterling	Dec 07	8,635,041	8,650,872	15,831
12	90 Day Sterling	Jun 08	2,881,476	2,902,345	20,869

					65,554

Short Positions:
29	2 Year U.S. Treasury Notes	Dec 07	5,990,312	6,004,359	(14,047)
77	5 Year U.S. Treasury Notes	Dec 07	8,165,609	8,241,406	(75,797)
35	10 Year U.S. Treasury Notes	Dec 07	3,834,375	3,824,844	9,531
37	30 Year U.S. Treasury Notes	Dec 07	4,093,906	4,119,719	(25,813)

					(106,126)

					$(40,572)

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	1,940	$961,577	$1,021,471	$59,894
Swiss Franc,
Expiring 12/06/07	CHF	250	208,212	215,820	7,608
Chinese Yuan,
Expiring 07/02/08	CNY	7,260	1,000,000	1,013,164	13,164
South Korean Won,
Expiring 01/30/08	KRW	369,642	406,178	405,690	(488)
Indian Rupee,
Expiring 10/03/07	INR	26,585	650,000	667,113	17,113
Expiring 05/12/08	INR	55,039	1,336,658	1,373,341	36,683
Russian Ruble,
Expiring 01/11/08	RUB	25,865	1,000,000	1,034,410	34,410
Expiring 07/10/08	RUB	13,945	550,000	555,655	5,655
Mexican Peso,
Expiring 03/13/08	MXN	2,177	191,000	196,687	5,687

			$6,303,625	$6,483,351	$179,726

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Indian Rupee,
Expiring 10/03/07	INR	26,585	$640,072	$667,112	(27,040)
Japanese Yen,
Expiring 10/25/07	JPY	132,383	1,112,450	1,156,435	(43,985)
British Pound,
Expiring 11/01/07	GBP	1,586	3,187,860	3,242,510	(54,650)

			$4,940,382	$5,066,057	$(125,675)

Interest rate swap agreements outstanding at September 30, 2007:

Counter Party	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	12/19/09		$900,000	5.00%	3 Month LIBOR	$13,397
Barclays Capital(1)	12/19/09		5,000,000	5.00%	3 Month LIBOR	63,112
Barclays Capital(1)	12/19/12		4,600,000	5.00%	3 Month LIBOR	135,802
Citigroup(1)	12/19/17		1,000,000	5.00%	3 Month LIBOR	5,745
Deutsche Bank(1)	12/19/14		1,100,000	5.00%	3 Month LIBOR	32,022
Deutsche Bank(1)	12/19/12		2,500,000	5.00%	3 Month LIBOR	75,228
Lehman Brothers(1)	12/19/12		9,500,000	5.00%	3 Month LIBOR	263,064
Citigroup(1)	04/15/09	AUD	2,500,000	7.00%	3 month Australian Bank Bill rate	(1,822)
Morgan Stanley & Co.(1)	12/15/09	AUD	1,300,000	7.00%	6 month Australian Bank Bill rate	(1,537)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	4,900,000	10.12%	Brazilian interbank lending rate	(65,594)
UBS AG(1)	01/02/12	BRL	4,600,000	10.58%	Brazilian interbank lending rate	(26,393)
Deutsche Bank(1)	06/18/34	EUR	300,000	5.00%	6 month Euribor	—
UBS AG(1)	10/15/10	EUR	100,000	2.15%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	4,939
Barclays Capital PLC(2)	06/18/34	GBP	300,000	5.00%	6 Month LIBOR	1,990
Barclays Capital(1)	09/15/10	GBP	200,000	5.00%	6 Month LIBOR	(7,744)
Deutsche Bank(2)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	32,138
Goldman Sachs(2)	12/15/35	GBP	600,000	5.00%	6 Month LIBOR	(8,455)
Barclays Capital PLC(2)	12/20/16	JPY	10,000,000	2.00%	6 Month LIBOR	(2,910)
UBS AG(2)	12/20/16	JPY	30,000,000	2.00%	6 Month LIBOR	13,294
Merrill Lynch & Co.(1)	11/04/16	MXN	11,000,000	8.17%	28 day Mexican interbank rate	(12,183)

						$514,093

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2007:

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	03/20/12	$100,000	0.17%	AIG Corp., 5.40%, due 02/15/12	$507
Lehman Brothers(2)	03/20/08	300,000	0.06%	AIG Corp., 5.60%, due 10/18/16	(100)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(280)
UBS AG(1)	12/20/08	200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(623)
Citigroup(1)	12/20/16	400,000	0.17%	Bank of America Corp., 5.62%, 10/14/16	7,000
Lehman Brothers(1)	09/20/12	1,000,000	0.60%	CBS Corp., 4.625%, due 05/15/18	(3,424)
Barclays Bank PLC(1)	06/20/15	100,000	0.15%	CitiFinancial, 6.625%, due 06/01/15	1,403
Barclays Bank PLC(1)	09/20/11	100,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(964)
Barclays Bank PLC(1)	12/20/11	1,200,000	0.75%	Dow Jones CDX HVOL7 Index	27,745
Lehman Brothers(1)	12/20/11	300,000	0.00%	Dow Jones CDX HY-7 Index	(13,925)
Merrill Lynch & Co.(1)	12/20/11	100,000	0.00%	Dow Jones CDX HY-7 Index	(4,268)
Citigroup(2)	06/20/12	2,000,000	2.09%	Dow Jones CDX HY-8 Index	28,463
Bank of America Securities LLC(1)	06/20/12	400,000	2.75%	Dow Jones CDX HY-8 Index	(8,489)
UBS AG(1)	06/20/12	900,000	2.75%	Dow Jones CDX HY-8 Index	(19,891)
Morgan Stanley & Co.(2)	03/20/07	200,000	0.46%	Dow Jones CDX IG5 Index	(1,987)
Morgan Stanley & Co.(1)	12/20/12	300,000	0.14%	Dow Jones CDX IG5 Index	2,271
Morgan Stanley & Co.(2)	03/20/07	700,000	0.46%	Dow Jones CDX IG5 Index	(6,716)
Morgan Stanley & Co.(1)	12/20/12	1,000,000	0.14%	Dow Jones CDX IG5 Index	7,571
Morgan Stanley & Co.(1)	12/20/16	500,000	0.65%	Dow Jones CDX IG7 Index	9,926
Morgan Stanley & Co.(1)	06/20/12	2,100,000	0.17%	Dow Jones CDX IG8 Index	(7,783)
Lehman Brothers(1)	06/20/09	600,000	0.35%	Dow Jones CDX IG8 Index	(241)
Barclays Bank PLC(2)	06/20/12	500,000	0.35%	Dow Jones CDX IG8 Index	3,645
Bank of America Securities LLC(1)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(88)
Citigroup(1)	12/20/08	200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(499)
Barclays Bank PLC(1)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(347)
Morgan Stanley & Co.(1)	12/20/08	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(199)
Citigroup(1)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(237)
Lehman Brothers(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,114)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	(719)
Lehman Brothers(1)	12/20/08	200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	187
Merrill Lynch & Co.(1)	12/20/08	100,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(299)
Barclays Bank PLC(1)	03/20/11	100,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	5,310
Lehman Brothers(1)	12/20/08	200,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(224)
Lehman Brothers(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(607)
Lehman Brothers(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(129)
Deutsche Bank(1)	09/20/11	100,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	(18)
Lehman Brothers(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(557)
Lehman Brothers(1)	06/20/09	400,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(2,011)
Lehman Brothers(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	231
Morgan Stanley & Co.(1)	09/20/13	100,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	793
Bear Stearns International Ltd.(1)	03/20/12	1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	1,772
Citigroup(1)	12/20/08	300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(338)
Barclays Bank PLC(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(731)
Bear Stearns International Ltd.(1)	06/20/16	100,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	(68)
Lehman Brothers(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(298)

					$19,650

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%

COMMON STOCKS

Aerospace & Defense — 3.2%
Boeing Co. (The)	324,300	$34,048,257
Honeywell International, Inc.	841,100	50,020,217
Lockheed Martin Corp.	1,326	143,858
Orbital Sciences Corp.*(a)	1,075,700	23,923,568
United Technologies Corp.	454,100	36,545,968

		144,681,868

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	891	66,914

Auto Components
WABCO Holdings, Inc.	10	467

Auto Related — 0.2%
Tenneco, Inc.*(a)	322,000	9,985,220

Beverages — 1.5%
PepsiCo, Inc.	909,923	66,660,959

Biotechnology — 2.7%
Amgen, Inc.*	508,800	28,782,816
Genentech, Inc.*	373,177	29,115,270
Genzyme Corp.*	317,100	19,647,516
Gilead Sciences, Inc.*(a)	1,086,000	44,384,820

		121,930,422

Building Materials — 0.8%
Masco Corp.(a)	1,547,562	35,857,012

Building Products — 0.4%
American Standard Cos., Inc.	466,400	16,613,168

Capital Markets — 4.3%
Bank of New York Mellon Corp. (The)	712,078	31,431,123
Goldman Sachs Group, Inc. (The)(a)	296,712	64,309,359
Merrill Lynch & Co., Inc.	413,800	29,495,664
Schwab, (Charles) Corp.	874,500	18,889,200
UBS AG	950,100	50,592,825

		194,718,171

Chemicals — 1.2%
Air Products & Chemicals, Inc.	900	87,984
DuPont (E.I.) de Nemours & Co.(a)	528,300	26,182,548
Monsanto Co.(a)	332,500	28,508,550

		54,779,082

Commercial Banks — 1.6%
Bank of America Corp.	421,648	21,196,245
Wachovia Corp.	1	49
Wells Fargo & Co.	1,400,914	49,900,557

		71,096,851

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	883,600	33,347,064

Communication Equipment — 5.6%
Ciena Corp.*(a)	333,300	12,692,064
Cisco Systems, Inc.*	2,758,189	91,323,638
Corning, Inc.	2,475	61,009
Motorola, Inc.	1,104,664	20,469,424
QUALCOMM, Inc.	2,284,060	96,524,375
Research In Motion Ltd. (Canada)*	368,700	36,335,385

		257,405,895

Computer Software — 0.4%
Network Appliance, Inc.*(a)	689,300	18,549,063

Computers & Peripherals — 2.5%
Apple, Inc.*	216,800	33,287,472
Dell, Inc.*	5,010	138,276
Hewlett-Packard Co.	722,900	35,993,191
Lexmark International, Inc. (Class A Stock)*	304,800	12,658,344
Seagate Technology (Cayman Islands)	1,200,700	30,713,906

		112,791,189

Construction — 0.8%
Toll Brothers, Inc.*(a)	1,856,100	37,103,439

Consumer Finance — 1.3%
American Express Co.	757,168	44,953,064
SLM Corp.*	320,600	15,924,202

		60,877,266

Consumer Products & Services — 0.4%
Fortune Brands, Inc.	236,600	19,280,534

Diversified Consumer Services — 1.1%
Career Education Corp.*	772,500	21,622,275
H&R Block, Inc.(a)	1,425,700	30,196,326

		51,818,601

Diversified Financial Services — 3.1%
Citigroup, Inc.	691,704	32,281,826
Freddie Mac	295,290	17,425,063
JPMorgan Chase & Co.	880,047	40,323,753
KKR Private Equity Investors LLP(c)	1,295,700	25,266,150
KKR Private Equity Investors LLP, RDU (cost $7,567,532; purchased 7/18/06-8/3/06)(c)(e)	334,700	6,526,650
NYSE Euronext, Inc.(a)	237,800	18,826,626

		140,650,068

Electric Utilities — 2.0%
Dominion Resources, Inc.	242,700	20,459,610
Entergy Corp.(a)	178,600	19,340,594
Exelon Corp.(a)	326,100	24,574,896
Progress Energy, Inc.(a)	539,200	25,261,520

		89,636,620

Electronic Components — 1.2%
Dolby Laboratories, Inc. (Class A Stock)*	667,058	23,226,960
Parker Hannifin Corp.	279,700	31,278,851
Tyco Electronics Ltd.	2,368	83,898

		54,589,709

Energy Equipment & Services — 2.4%
BJ Services Co.	3,340	88,677
Cameron International Corp.*(a)	4,860	448,529
Diamond Offshore Drilling, Inc.(a)	373,400	42,302,486
Schlumberger Ltd.	398,500	41,842,500

Tenaris SA, ADR (Luxembourg)(a)	510,500	26,862,510

		111,544,702

Financial—Bank & Trust — 0.5%
Hudson City Bancorp, Inc.(a)	1,329,500	20,447,710

Food & Staples Retailing — 1.7%
Kroger Co. (The)	1,035,500	29,532,460
Wal-Mart Stores, Inc.(a)	1,071,792	46,783,721

		76,316,181

Food Products — 2.3%
Cadbury Schweppes PLC, ADR (United Kingdom)	700,800	32,601,216
ConAgra Foods, Inc.	1,198,200	31,308,966
Kellogg Co.	385,515	21,588,840
McCormick & Co., Inc.	572,823	20,604,443

		106,103,465

Healthcare Equipment & Supplies — 1.5%
Alcon, Inc.(a)	172,200	24,783,024
Baxter International, Inc.	358,600	20,182,008
Covidien Ltd. (Bermuda)*	2,368	98,272
Medtronic, Inc.	377,086	21,271,421

		66,334,725

Healthcare Providers & Services — 1.0%
Coventry Health Care, Inc.*(a)	348,623	21,687,837
Omnicare, Inc.(a)	770,300	25,520,039

		47,207,876

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	774,661	42,195,785

Household Products — 2.1%
Colgate-Palmolive Co.	329,800	23,521,336
Kimberly-Clark Corp.	387,500	27,225,750
Procter & Gamble Co.	662,378	46,591,668

		97,338,754

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.*(a)	692,200	29,273,138

Industrial Conglomerates — 3.7%
General Electric Co.	2,973,963	123,122,068
Textron, Inc.	760,270	47,296,397
Tyco International Ltd. (Bermuda)	2,368	104,997

		170,523,462

Insurance — 5.1%
AFLAC, Inc.(a)	737,670	42,076,697
American International Group, Inc.	967,410	65,445,286
AXIS Capital Holdings Ltd.	537,900	20,929,689
Berkshire Hathaway, Inc. (Class A Stock)*	207	24,531,570
Loews Corp.	763,000	36,891,050
MBIA, Inc.(a)	416,000	25,396,800
Progressive Corp. (The)	852,200	16,541,202

		231,812,294

Internet Software & Services — 1.5%
Google, Inc. (Class A Stock)*	118,400	67,164,768

Life Science Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.*	238,700	13,777,764

Machinery — 0.5%
Caterpillar, Inc.	304,700	23,897,621

Media — 4.4%
Comcast Corp. (Class A Stock)*(a)	4,350	105,183
EchoStar Communications Corp. (Class A Stock)*	504,619	23,621,215
Liberty Global, Inc. (Class C Stock)*	673,850	26,051,041
News Corp. (Class A Stock)	2,291,126	50,381,861
News Corp. (Class B Stock)(a)	1,735,538	40,594,234
Walt Disney Co. (The)(a)	1,074,000	36,934,860
XM Satellite Radio Holdings, Inc. (Class A Stock)*(a)	1,745,600	24,735,152

		202,423,546

Metals & Mining — 1.9%
Barrick Gold Corp. (Canada)(a)	1,412,138	56,880,919
Freeport-McMoRan Copper & Gold, Inc.	297,700	31,225,753

		88,106,672

Multi-Line Retail — 1.1%
Staples, Inc.(a)	1,255,941	26,990,172
Target Corp.	350,877	22,305,251

		49,295,423

Multi-Utilities — 1.5%
Sempra Energy	1,183,846	68,805,130

Oil, Gas & Consumable Fuels — 10.3%
ConocoPhillips	279,786	24,556,817
Exxon Mobil Corp.	741,028	68,589,552
Hess Corp.	565,400	37,616,062
Marathon Oil Corp.	885,900	50,514,018
Murphy Oil Corp.	329,400	23,021,766
Newfield Exploration Co.*(a)	842,700	40,584,432
Nexen, Inc.	1,039,000	31,731,060
Occidental Petroleum Corp.	612,400	39,242,592
Petroleo Brasileiro SA, ADR (Brazil)	440,400	33,250,200
Suncor Energy, Inc. (Canada)	443,860	42,152,555
Total SA, ADR (France)	628,726	50,945,668
Williams Cos., Inc.(a)	756,600	25,769,796

		467,974,518

Pharmaceuticals — 6.1%
Abbott Laboratories	1,176,355	63,076,155
Elan Corp. PLC, ADR (Ireland)*(a)	2,036,900	42,856,376
Eli Lilly & Co.	1,697	96,610
Merck & Co., Inc.	4,000	206,760
Roche Holdings Ltd., ADR (Switzerland)	382,900	34,596,049
Schering-Plough Corp.	2,099,300	66,400,859
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	534,300	23,760,321
Wyeth	1,041,100	46,381,005

		277,374,135

Semiconductors & Semiconductor Equipment — 3.4%
ASML Holding NV (Netherlands)*	1,119,216	36,777,438
Broadcom Corp. (Class A Stock)*	455,350	16,592,954
Intel Corp.	804,200	20,796,612

Marvell Technology Group Ltd.*(a)	980,210	16,046,038
Spansion, Inc. (Class A Stock)*(a)	2,861,500	24,179,675
Texas Instruments, Inc.	1,122,455	41,070,628

		155,463,345

Software — 4.4%
Adobe Systems, Inc.*(a)	1,576,613	68,834,923
Microsoft Corp.	3,254,995	95,892,153
Symantec Corp.*(a)	1,614,410	31,287,266
VMware, Inc. (Class A Stock)*(a)	36,000	3,060,000

		199,074,342

Specialty Retail — 0.7%
Bed Bath & Beyond, Inc.*(a)	770	26,272
Best Buy Co., Inc.(a)	737,100	33,921,342

		33,947,614

Telecommunications — 1.2%
Comverse Technology, Inc.*	23,803	471,299
Juniper Networks, Inc.*(a)	1,509,800	55,273,778

		55,745,077

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.*	591,600	27,964,932

Thrifts & Mortgage Finance — 0.6%
Fannie Mae	444,300	27,017,883

Tobacco — 1.3%
Altria Group, Inc.	819,500	56,979,835

Utilities — 0.6%
Illinois Tool Works, Inc.	443,100	26,426,484

Wireless Telecommunication Services — 0.6%
Sprint Nextel Corp.(a)	1,528,816	29,047,504

TOTAL LONG-TERM INVESTMENTS
(cost $3,480,263,438)		4,462,024,267

SHORT-TERM INVESTMENT — 14.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $641,246,733; includes $533,673,495 of cash collateral for securities on loan)(b)(w)	641,246,733	641,246,733

TOTAL INVESTMENTS — 111.8%
(cost $4,121,510,171)		5,103,271,000
Liabilities in excess of other assets — (11.8)%		(540,544,834)

NET ASSETS — 100.0%		$4,562,726,166

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
MBIA	Municipal Bond Investors Assurance Company
RDU	Restricted Depositary Unit
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $513,864,283; cash collateral of $533,673,495 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Indicates a security illiquid and restricted as to resale. The aggregated cost of such security was $7,567,532. The aggregate value of 6,526,650 is approximately 0.14% of the net assets.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.9%

COMMON STOCKS — 65.0%

Aerospace/Defense — 2.0%
Boeing Co. (The)	188,700	$19,811,613
Ceradyne, Inc.(a)	20,600	1,560,244
General Dynamics Corp.	16,000	1,351,520
Honeywell International, Inc.	181,100	10,770,017
Lockheed Martin Corp.(b)	174,600	18,942,354
Northrop Grumman Corp.	213,200	16,629,600
Raytheon Co.	28,500	1,818,870
Safran SA (France)	27,111	654,493
United Technologies Corp.	83,800	6,744,224

		78,282,935

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc.(a)	9,200	474,996
Pacer International, Inc.	17,200	327,660
TNT NV (Netherlands)	51,787	2,171,053
United Parcel Service, Inc. (Class B Stock)(b)	53,900	4,047,890

		7,021,599

Airlines — 0.1%
Air France KLM (France)	36,586	1,344,410
British Airways PLC (United Kingdom)(a)	35,460	278,052
Deutsche Lufthansa AG (Germany)	14,024	404,548
Qantas Airways Ltd. (Australia)	328,906	1,628,550

		3,655,560

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	32,400	1,294,702
American Axle & Manufacturing Holdings, Inc.	10,500	265,125
Bridgestone Corp. (Japan)	72,300	1,598,765
Continental AG (Germany)	5,639	782,781
Denso Corp. (Japan)	20,500	772,777
Gentex Corp.	53,300	1,142,752
NOK Corp. (Japan)	3,800	81,383
Rieter Holding AG (Switzerland)	534	288,959
Stanley Electric Co. Ltd. (Japan)	14,300	344,848
Tokai Rika Co. Ltd. (Japan)	11,300	314,804

		6,886,896

Automobiles — 0.3%
DaimlerChrysler AG (Germany)	7,169	723,146
Fiat S.p.A. (Italy)	50,575	1,529,604
Honda Motor Co. Ltd. (Japan)	19,300	648,570
Peugeot SA (France)	24,754	2,043,037
Renault SA (France)	7,304	1,058,382
Toyota Motor Corp. (Japan)	95,900	5,660,575
Volkswagen AG (Germany)	2,067	467,462

		12,130,776

Beverages — 1.7%
Anheuser-Busch Cos., Inc.	331,800	16,586,682
Carlsberg A/S (Denmark)	2,800	382,410
Coca-Cola Amatil Ltd. (Australia)	22,413	178,994
Coca-Cola Co. (The)	343,700	19,752,439
Coca-Cola Hellenic Bottling Co. SA (Greece)	8,034	463,969
Coca-Cola West Holdings Co. Ltd. (Japan)	36,500	857,964
Heineken NV (Netherlands)	2,473	162,283
InBev NV (Belgium)	11,472	1,039,742
Molson Coors Brewing Co. (Class B Stock)	12,100	1,206,007
Pepsi Bottling Group, Inc.	48,400	1,799,028
PepsiCo, Inc.	303,220	22,213,896

		64,643,414

Biotechnology — 0.3%
Amgen, Inc.(a)	73,908	4,180,976
CSL Limited (Australia)	23,725	2,258,922
Cubist Pharmaceuticals, Inc.(a)	11,500	242,995
Genzyme Corp.(a)	38,000	2,354,480
OSI Pharmaceuticals, Inc.(a)(b)	102,600	3,487,374

		12,524,747

Building Products — 0.1%
Cie de Saint-Gobain (France)	25,457	2,656,816
Nippon Sheet Glass Co. Ltd. (Japan)	177,000	1,081,739
Sanwa Shutter Corp. (Japan)	42,000	235,476
Wienerberger AG (Austria)	3,167	198,070

		4,172,101

Capital Markets — 2.4%
3i Group PLC (United Kingdom)	13,689	279,236
Credit Suisse Group (Switzerland)	52,665	3,496,676
Deutsche Bank AG (Germany)	25,177	3,243,295
Franklin Resources, Inc.	45,200	5,763,000
Goldman Sachs Group, Inc. (The)(b)	122,600	26,572,323
Investec PLC (United Kingdom)	46,075	482,658
Janus Capital Group, Inc.(b)	115,700	3,271,996
Lehman Brothers Holdings, Inc.	141,000	8,703,930
Macquarie Bank Ltd. (Australia)	6,091	456,170
Merrill Lynch & Co., Inc.(b)	274,200	19,544,976
Morgan Stanley	223,490	14,079,870
Nomura Holdings, Inc. (Japan)	13,900	233,068
TD Ameritrade Holding Corp.(a)	178,000	3,243,160
UBS AG (Switzerland)	23,421	1,259,313

		90,629,671

Chemicals — 1.0%
Altana AG (Germany)	12,172	293,153
Ashland, Inc.	43,500	2,619,135
BASF AG (Germany)	15,021	2,085,363
Daicel Chemical Industries Ltd. (Japan)	17,000	134,532
Dainippon Ink and Chemicals, Inc. (Japan)	124,000	549,480
Dow Chemical Co. (The)	309,800	13,339,987
Eastman Chemical Co.	29,500	1,968,535
Koninklijke DSM NV (Netherlands)	36,377	1,963,338
Kuraray Co. Ltd. (Japan)	33,000	418,012
Mitsubishi Chemical Holdings Corp. (Japan)	205,000	1,784,704
Mitsubishi Gas Chemical Co., Inc. (Japan)	14,000	129,805
Monsanto Co.	114,500	9,817,230
Nippon Shokubai Co. Ltd. (Japan)	36,000	350,394
Olin Corp.	34,000	760,920
Shin-Etsu Chemical Co. Ltd. (Japan)	11,600	801,846
Terra Industries, Inc.(a)	29,600	925,296
Tosoh Corp. (Japan)	99,000	642,102
Zeon Corp. (Japan)	8,000	78,840

		38,662,672

Commercial Banks — 3.1%
Allied Irish Banks PLC (Ireland)	15,749	381,772
Alpha Bank A.E. (Greece)	13,528	471,452
Australia and New Zealand Banking Group Ltd. (Australia)	62,455	1,645,959
Banca Monte Dei Paschi di Siena S.p.A. (Italy)	15,071	92,462
Banco Bilbao Vizcaya Argentaria SA (Spain)	154,569	3,623,486
Banco BPI SA (Portugal)	79,732	670,791
Banco Espirito Santo SA (Portugal)	74,933	1,698,919
Banco Popolare Scarl (Italy)(a)	6,532	146,327
Banco Popular Espanol SA (Spain)	25,932	445,580
Banco Santander Central Hispano SA (Spain)	244,950	4,760,753
Barclays PLC (United Kingdom)	136,015	1,657,192
BB&T Corp.	189,000	7,633,710
BNP Paribas (France)	36,545	3,999,007
Chiba Bank Ltd. (The) (Japan)	87,000	672,581
Comerica, Inc.	55,300	2,835,784
Comerzbank AG (Germany)	57,115	2,318,676
Commonwealth Bank of Australia (Australia)	10,915	546,162
Danske Bank A/S (Denmark)	49,200	1,997,494
Dexia (Belgium)	53,623	1,624,082
DNB NOR ASA (Norway)	104,000	1,595,326
HBOS PLC (United Kingdom)	135,366	2,532,781
HSBC Holdings PLC (United Kingdom)	191,011	3,534,852
Huntington Bancshares, Inc.	177,600	3,015,648
Hypo Real Estate Holding AG (Germany)	15,136	863,323
Intesa Sanpaolo S.p.A. (Italy)	73,808	569,907
Joyo Bank Ltd. (The) (Japan)	16,000	89,287
Jyske Bank A/S (Denmark)(a)	3,450	268,258
KeyCorp	231,700	7,490,861
Lloyds TSB Group PLC (United Kingdom)	101,341	1,124,836
Mitsubishi UFJ Financial Group, Inc. (Japan)	41,000	358,012

National Australia Bank Ltd. (Australia)	16,365	576,649
National City Corp.(b)	125,100	3,138,759
Popular, Inc. (Puerto Rico)(b)	22,700	278,756
Regions Financial Corp.	145,500	4,289,340
Royal Bank of Scotland Group PLC (United Kingdom)	352,939	3,791,083
Sapporo Hokuyo Holdings, Inc. (Japan)	43	426,762
Shizuoka Bank Ltd. (The) (Japan)	15,000	145,736
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	36,900	1,199,632
Societe Generale (France)	10,640	1,785,446
Sumitomo Mitsui Financial Group, Inc. (Japan)	136	1,059,679
Svenska Handelbanken (Class A Stock) (Sweden)	71,800	2,228,395
Sydbank A/S (Denmark)	9,556	415,844
U.S. Bancorp	328,632	10,690,398
UniCredito Italiano S.p.A (Italy)	392,014	3,353,939
Wachovia Corp.	119,600	5,997,940
Wells Fargo & Co.	527,300	18,782,425
Westpac Banking Corp. (Australia)	83,529	2,112,407

		118,938,470

Commercial Services & Supplies — 0.4%
Administaff, Inc.	35,300	1,281,390
Downer EDI Ltd. (Australia)	131,408	729,947
Hays PLC (United Kingdom)	45,694	124,341
Huron Consulting Group, Inc.(a)(b)	45,400	3,296,948
Labor Ready, Inc.(a)(b)	116,500	2,156,415
Michael Page International PLC (United Kingdom)	49,957	421,623
Robert Half International, Inc.	94,300	2,815,798
Stericycle, Inc.(a)	84,000	4,801,441
Waste Management, Inc.	17,200	649,128

		16,277,031

Communications Equipment — 1.7%
Cisco Systems, Inc.(a)	619,900	20,524,889
CommScope, Inc.(a)	28,400	1,426,816
Juniper Networks, Inc.(a)	371,200	13,589,632
Nokia Corp. OYJ (Finland)	129,632	4,928,046
QUALCOMM, Inc.	534,900	22,604,874
Telent PLC (United Kingdom)	4,705	56,507
Uniden Corp. (Japan)	12,000	79,502

		63,210,266

Computers & Peripherals — 2.7%
Apple, Inc.(a)(b)	26,800	4,114,872
Dell, Inc.(a)	99,200	2,737,920
EMC Corp.(a)	1,075,900	22,378,720
Emulex Corp.(a)(b)	99,300	1,903,581
Hewlett-Packard Co.	683,565	34,034,702
International Business Machines Corp.(b)	286,300	33,726,140
Network Appliance, Inc.(a)	92,000	2,475,720
Seagate Technology	74,100	1,895,478
Wincor Nixdorf AG (Germany)	3,473	288,818

		103,555,951

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	11,851	653,986
COMSYS Holdings Corp. (Japan)	66,000	723,980
Fomento de Construcciones y Contratas SA (Spain)	1,708	138,215
Granite Construction, Inc.	30,400	1,611,808
JGC Corp.	28,000	539,938
YIT OYJ (Finland)	9,597	285,191

		3,953,118

Construction Materials — 0.1%
Cimpor Cimentos de Portugal SGPS SA (Portugal)	20,887	173,043
CRH PLC (Ireland)	3,331	132,282
Fletcher Building Ltd. (New Zealand)	37,192	357,656
Italcementi S.p.A (Italy)	15,091	334,404
Lafarge SA (France)	14,955	2,316,960

		3,314,345

Consumer Finance — 0.1%
American Express Co.	46,300	2,748,831
Capital One Financial Corp.	23,200	1,541,176
Cash America International, Inc.	5,800	218,080
Discover Financial Services	25,345	527,176
Nelnet, Inc. (Class A Stock)	25,700	468,768

		5,504,031

Containers & Packaging — 0.3%
Ball Corp.	54,100	2,907,875
Mayr Melnhof Karton AG (Austria)	813	89,845
Pactiv Corp.(a)	233,900	6,703,574
Rock-Tenn Co. (Class A Stock)	8,900	257,210

		9,958,504

Distributors
Jardine Cycle & Carriage Ltd.	55,000	684,954
Pacific Brands Ltd. (Australia)	228,356	628,159

		1,313,113
Diversified Consumer Services
Jackson Hewitt Tax Service, Inc.	33,800	945,048

Diversified Financial Services — 3.4%
Bank of America Corp.	734,782	36,937,491
Challenger Financial Services Group Ltd. (Australia)	85,589	470,874
CIT Group, Inc.	30,400	1,222,080
Citigroup, Inc.	823,962	38,454,308
Fortis (Belgium)	61,738	1,817,921
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	56,000	1,711,584
ING Groep NV (Netherlands)	81,333	3,610,341
JPMorgan Chase & Co.	801,894	36,742,783
Moody’s Corp.	149,500	7,534,800
OKO Bank PLC (Finland)	47,483	981,767
Singapore Exchange Ltd. (Singapore)	16,000	138,943

		129,622,892

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	965,347	40,843,831
Belgacom SA (Belgium)	40,416	1,875,311
BT Group PLC (United Kingdom)	210,438	1,321,803
CenturyTel, Inc.	142,700	6,595,594
France Telecom SA (France)	65,900	2,207,348
Nippon Telegraph & Telephone Corp. (Japan)	112	523,606
Swisscom AG (Switzerland)	1,952	742,322
Telecom Corp. of New Zealand Ltd. (New Zealand)	369,054	1,250,120
Telecom Italia S.p.A (Italy)	850,031	2,049,655
Telefonica SA (Spain)	30,354	849,647
Verizon Communications, Inc.	393,788	17,436,933
Windstream Corp.	382,900	5,406,548

		81,102,718

Electric Utilities — 0.9%
American Electric Power Co., Inc.	134,600	6,202,368
CLP Holdings Ltd. (Hong Kong)	47,500	328,730
Duke Energy Corp.	395,600	7,393,764
E.On AG (Germany)	26,290	4,852,079
Edison International	35,800	1,985,110
Enel S.p.A (Italy)	34,308	388,435
Energias de Portugal SA (Portugal)	222,832	1,302,758
FirstEnergy Corp.(b)	128,800	8,158,192
Hokkaido Electric Power Co., Inc. (Japan)	4,100	88,700
Hong Kong Electric Holdings Ltd. (Hong Kong)	28,000	145,513
Pinnacle West Capital Corp.	10,600	418,806
Portland General Electric Co.	17,000	472,600
Union Fenosa, SA (Spain)	21,457	1,269,448

		33,006,503

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	82,764	2,179,553
Acuity Brands, Inc.(b)	62,400	3,149,952
Emerson Electric Co.	248,600	13,230,492
Hitachi Cable Ltd. (Japan)	42,000	260,340
Rockwell Automation, Inc.	109,400	7,604,394
Schneider Electric SA (France)	13,263	1,675,629
Thomas & Betts Corp.(a)	29,700	1,741,608

		29,841,968

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)	344,700	12,712,536
FUJIFILM Holdings Corp. (Japan)	49,200	2,274,427
Kyocera Corp. (Japan)	12,400	1,162,652
Mettler Toledo International, Inc.(a)	6,700	683,400
Omron Corp. (Japan)	12,900	341,409
Venture Co. Ltd. (Singapore)	22,000	244,362

		17,418,786

Energy Equipment & Services — 1.0%
Cameron International Corp.(a)	44,100	4,069,989
Fugro NV-CVA (Netherlands)	6,072	492,919
Halliburton Co.	558,500	21,446,400
Hornbeck Offshore Services, Inc.(a)(b)	121,100	4,444,370
Noble Corp.	50,000	2,452,500
Schlumberger Ltd. (Netherlands)	42,700	4,483,500
WorleyParsons Ltd. (Australia)	70,512	2,653,546

		40,043,224

Exchange—Traded Fund
iShares MSCI EAFE Index Fund	6,000	495,540

Food & Staples Retailing — 1.4%
Casino Guichard-Perrachon SA (France)	12,240	1,283,534
Circle K Sunkus Co. Ltd. (Japan)	6,000	93,240
Delhaize Group (Belgium)	803	76,946
J. Sainsbury PLC (United Kingdom)	28,361	335,103
Kroger Co. (The)	374,100	10,669,332
Safeway, Inc.	392,500	12,995,675
SUPERVALU, Inc.	70,300	2,742,403
UNY Co. Ltd. (Japan)	45,000	392,156
Walgreen Co.	75,400	3,561,896
Wal-Mart Stores, Inc.	459,000	20,035,350
Woolworths Ltd. (Australia)	78,286	2,063,869

		54,249,504

Food Products — 1.0%
Archer-Daniels-Midland Co.	283,600	9,381,488
ConAgra Foods, Inc.	133,300	3,483,129
Dean Foods Co.	19,700	503,926
East Asiatic Co. Ltd. A/S (Denmark)	8,750	653,585
Ebro Puleva SA (Spain)	31,066	637,010
Futuris Corp. Ltd. (Australia)	56,610	106,996
General Mills, Inc.	179,500	10,412,795
Goodman Fielder Ltd. (Australia)	688,032	1,575,156
Nestle SA (Class B Stock) (Switzerland)	6,629	2,977,854
Pilgrim’s Pride Corp.	71,900	2,497,087
Sanderson Farms, Inc.	21,200	883,404
Unilever NV (Netherlands)	86,240	2,662,374
Unilever PLC (United Kingdom)	61,219	1,935,170

		37,709,974

Gas Utilities — 0.1%
AGL Resources, Inc.	10,800	427,896
Gas Natural SDG SA (Spain)	31,319	1,768,501
Southwest Gas Corp.	11,700	330,993

		2,527,390

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	174,800	9,837,744
Becton, Dickinson & Co.	219,100	17,977,155
Medtronic, Inc.	157,100	8,862,011
Mentor Corp.(b)	58,200	2,680,110
Olympus Corp. (Japan)	4,000	164,367

		39,521,387

Healthcare Providers & Services — 1.6%
Aetna, Inc.	29,400	1,595,538
Cardinal Health, Inc.	87,000	5,440,110
Chemed Corp.(b)	20,800	1,292,928
Cigna Corp.	25,300	1,348,237
Express Scripts, Inc.(a)(b)	216,400	12,079,448
UnitedHealth Group, Inc.	427,300	20,694,139
WellPoint, Inc.(a)	241,900	19,090,748

		61,541,148

Hotels, Restaurants & Leisure — 1.3%
Bob Evans Farms, Inc.	7,000	211,260
Brinker International, Inc. (Australia)	149,050	4,089,932
Darden Restaurants, Inc.	198,000	8,288,280
Enterprise Inns PLC (United Kingdom)	54,540	660,604
Jack in the Box, Inc.(a)	60,500	3,922,820
McDonald’s Corp.	290,500	15,823,535
Morgans Hotel Group Co.(a)	17,800	387,150
OPAP SA (Greece)	5,217	202,345
Wyndham Worldwide Corp.(a)	94,200	3,085,992
Yum! Brands, Inc.	390,400	13,207,232

		49,879,150

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	46,780	715,923
Bellway PLC (United Kingdom)	22,614	477,024
Bovis Homes Group PLC (United Kingdom)	9,954	133,192
Daito Trust Construction Co. Ltd. (Japan)	16,700	805,450
Electrolux AB (Class B Stock) (Sweden)(a)	9,100	192,758
Makita Corp. (Japan)	4,100	179,898
Persimmon PLC (United Kingdom)	2,974	58,657
Sekisui Chemical Co. Ltd. (Japan)	185,000	1,357,724
Sekisui House Ltd. (Japan)	118,000	1,485,466
Taylor Woodrow PLC (United Kingdom)	194,103	1,095,096
Whirlpool Corp.(b)	15,800	1,407,780

		7,908,968

Household Products — 1.1%
Kimberly-Clark Corp.(b)	245,400	17,241,804
Procter & Gamble Co.	340,105	23,922,985
Reckitt Benckiser PLC (United Kingdom)	46,355	2,723,864

		43,888,653

Independent Power Producers & Energy Traders — 0.7%
AES Corp. (The)(a)	258,200	5,174,328
Constellation Energy Group, Inc.	103,800	8,905,002
International Power PLC (United Kingdom)	167,025	1,542,066
Mirant Corp.(a)	80,100	3,258,468
NRG Energy, Inc.(a)(b)	186,500	7,887,085

		26,766,949

Industrial Conglomerates — 2.2%
3M Co.	208,500	19,511,430
Cookson Group PLC (United Kingdom)	15,018	234,445
General Electric Co.	1,475,600	61,089,839
Keppel Corp. Ltd. (Singapore)	106,000	1,027,533
Rheinmetall AG (Germany)	3,648	290,783
SembCorp Industries Ltd. (Singapore)	71,000	308,280
Siemens AG (Germany)	7,405	1,016,315

		83,478,625

Insurance — 3.5%
ACE Ltd. (Cayman Islands)	182,000	11,023,740
Aegon NV (Netherlands)	47,411	907,941
Allianz AG (Germany)	18,076	4,223,292
Allstate Corp. (The)(b)	289,000	16,527,910
AMBAC Financial Group, Inc.(b)	29,100	1,830,681
American Financial Group, Inc.	37,500	1,069,500
American International Group, Inc.	426,535	28,855,094
Aviva PLC (United Kingdom)	106,705	1,606,819
AXA SA (France)	50,438	2,256,904
Chubb Corp. (The)	199,900	10,722,636
CNP Assurances (France)	6,129	784,030
Genworth Financial, Inc. (Class A Stock)	106,700	3,278,891
Hartford Financial Services Group, Inc.	65,100	6,025,005
Legal & General Group PLC (United Kingdom)	141,000	385,416
MBIA, Inc.(b)	52,900	3,229,545
MetLife, Inc.	62,900	4,386,017
Muenchener Rueckversicherungs — Gesellschaft AG (Germany)	13,451	2,577,841
Old Mutual PLC (United Kingdom)	47,832	156,876
Royal & Sun Alliance Insurance Group (United Kingdom)	456,213	1,442,117
SAFECO Corp.	11,500	704,030
SCOR SE (France)	15,136	405,546
Swiss Life Holding (Switzerland)	2,430	630,329
Swiss Reinsurance (Switzerland)	26,984	2,403,471
Travelers Cos, Inc. (The)	363,700	18,308,658
XL Capital Ltd. (Class A Stock)	79,400	6,288,480
Zurich Financial Services AG (Switzerland)	8,176	2,452,624

		132,483,393

Internet & Catalog Retail — 0.1%
Home Retail Group (United Kingdom)	221,881	1,692,163
NutriSystem, Inc.(a)(b)	55,200	2,588,328

		4,280,491

Internet Software & Services — 0.5%
eBay, Inc.(a)(b)	348,100	13,582,862
Google, Inc. (Class A Stock)(a)	5,800	3,290,166
SAVVIS, Inc.(a)	23,300	903,574

		17,776,602

IT Services — 0.7%
Automatic Data Processing, Inc.	172,500	7,922,925
Electronic Data Systems Corp.	219,200	4,787,328
Fiserv, Inc.(a)	228,900	11,641,854
NTT Data Corp. (Japan)	163	726,557
SYKES Enterprises, Inc.(a)	30,100	499,961

		25,578,625

Leisure Equipment & Products
Nikon Corp. (Japan)	39,000	1,341,139
Yamaha Corp. (Japan)	14,500	325,056

		1,666,195

Life Sciences, Tools & Services — 0.5%
Applera Corp. — Applied Biosystems Group	54,900	1,901,736
Charles River Laboratories International, Inc.(a)	36,200	2,032,630
Invitrogen Corp.(a)(b)	49,100	4,012,943
Thermo Fisher Scientific, Inc.(a)	9,500	548,340
Waters Corp.(a)	133,300	8,920,436

		17,416,085

Machinery — 1.1%
Alfa Laval AB (Sweden)	4,200	270,154
Charter PLC (United Kingdom)(a)	32,446	785,327
Dover Corp.	51,200	2,608,640
Eaton Corp.	89,500	8,864,079
EnPro Industries, Inc.(a)	7,900	320,740
Gardner Denver, Inc.(a)	85,400	3,330,600
Hitachi Construction Machine Co. Ltd. (Japan)	2,200	87,912
Illinois Tool Works, Inc.	68,300	4,073,412
Ingersoll-Rand Co. (Class A Stock) (Bermuda)	79,100	4,308,577
ITT Corp.	51,600	3,505,188
Komatsu Ltd. (Japan)	81,800	2,748,862
Komori Corp. (Japan)	30,000	735,211
Konecranes Oyj (Finland)	9,957	400,529
MAN AG (Germany)	8,304	1,211,338
NSK Ltd. (Japan)	77,000	675,715
Parker Hannifin Corp.	11,800	1,319,594
Sandvik AB (Sweden)	80,607	1,729,321
SembCorp Marine Ltd. (Singapore)	234,400	725,843
Sumitomo Heavy Industries Ltd. (Japan)	20,000	257,520
Trelleborg AB (Class B Stock) (Sweden)	26,000	613,274
Trinity Industries, Inc.(b)	65,400	2,455,116
Volvo AB (Class B Stock) (Sweden)	40,400	703,729

		41,730,681

Marine — 0.1%
Kawasaki Kisen Kaisha Ltd. (Japan)	47,000	690,280
Mitsui OSK Lines Ltd. (Japan)	143,000	2,316,833
Neptune Orient Lines Ltd. (Singapore)	174,000	620,801
Nippon Yusen Kabushiki Kaish (Japan)	45,000	439,559
Orient Overseas International Ltd. (Hong Kong)	13,000	123,665

		4,191,138

Media — 2.3%
CBS Corp. (Class B Stock)(b)	362,019	11,403,599
Comcast Corp. (Class A Stock)(a)(b)	111,073	2,685,745
Daily Mail & General Trust (United Kingdom)	30,597	394,388
Gestevision Telecinco SA (Spain)	33,559	880,978
Lagardere SCA (France)	10,508	894,384
Lamar Advertising Co.(b)	53,900	2,639,483
Marvel Entertainment, Inc.(b)	68,200	1,598,608
McGraw-Hill Cos., Inc. (The)(b)	115,400	5,875,014
Time Warner, Inc.	1,124,850	20,652,246
Valassis Communications, Inc.(a)	34,600	308,632
Viacom, Inc. (Class B Stock)(a)	324,900	12,661,353
Vivendi Universal SA (France)	68,790	2,903,484
Walt Disney Co.(b)	676,000	23,247,640
Yell Group PLC (United Kingdom)	17,095	150,048

		86,295,602

Metals & Mining — 1.5%
Acerinox SA (Spain)	20,192	607,525
Alcoa, Inc.	424,800	16,618,175
Anglo American PLC (United Kingdom)	7,561	508,800
ArcelorMittal (Luxembourg)	11,500	882,231
BHP Billiton Ltd. (Australia)	23,952	946,858
BHP Billiton PLC (United Kingdom)	99,994	3,580,275
Boliden AB (Sweden)	50,900	1,084,096
Freeport-McMoRan Copper & Gold, Inc.(b)	147,300	15,450,297
JFE Holdings, Inc. (Japan)	8,900	630,706
Mitsubishi Materials Corp. (Japan)	140,000	870,239
Nucor Corp.	4,900	291,403
Outokumpu OYJ (Finland)	34,000	1,221,264
Rio Tinto PLC (United Kingdom)	39,715	3,435,531
Salzgitter AG (Germany)	5,303	1,048,441
Sumitomo Metal Industries Ltd. (Japan)	401,000	2,339,007
Sumitomo Metal Mining Co. Ltd. (Japan)	82,000	1,991,729
Thyssenkrupp AG (Germany)	40,662	2,585,985
United States Steel Corp.	45,900	4,862,646
Voestalpine AG (Austria)	4,878	421,519

		59,376,727

Multiline Retail — 0.2%
J.C. Penney Co., Inc.	66,700	4,226,779
Macy’s, Inc.	50,600	1,635,392
Marks & Spencer Group PLC (United Kingdom)	113,014	1,423,196
Next PLC (United Kingdom)	8,270	332,316

		7,617,683

Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	7,931	111,686
Centerpoint Energy, Inc.(b)	56,700	908,901
Centrica PLC (United Kingdom)	302,580	2,355,587
Consolidated Edison, Inc.(b)	111,400	5,157,821

National Grid PLC (United Kingdom)	150,205	2,409,377
NiSource, Inc.(b)	61,300	1,173,282
RWE AG (Germany)	2,018	253,340
Suez SA (France)	1,357	79,916

		12,449,910

Office Electronics — 0.4%
Ricoh Co. Ltd. (Japan)	100,000	2,115,527
Xerox Corp.(a)	739,400	12,821,196

		14,936,723

Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	49,200	2,644,500
BP PLC (United Kingdom)	521,181	6,051,441
Chesapeake Energy Corp.	292,000	10,295,920
Chevron Corp.	464,856	43,501,224
Cimarex Energy Co.	47,800	1,780,550
ConocoPhillips (Class B Stock)	180,534	15,845,469
ENI S.p.A (Italy)	57,232	2,121,034
Exxon Mobil Corp.	900,916	83,388,785
Hess Corp.	97,600	6,493,328
Idemitsu Kosan Co. Ltd. (Japan)	1,000	112,567
Marathon Oil Corp.	223,800	12,761,076
Neste Oil OYJ (Finland)	21,159	774,503
Nippon Mining Holdings, Inc. (Japan)	168,000	1,687,825
Nippon Oil Corp. (Japan)	239,000	2,220,111
Occidental Petroleum Corp.	124,600	7,984,368
Repsol YPF SA (Spain)	38,113	1,361,392
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	90,079	3,708,138
Royal Dutch Shell PLC (United Kingdom)	55,023	2,270,673
Singapore Petroleum Co. Ltd. (Singapore)	244,000	1,116,930
Sunoco, Inc.	133,500	9,449,130
Total SA (France)	49,230	4,002,759
Valero Energy Corp.(b)	105,300	7,074,054

		226,645,777

Paper & Forest Products — 0.2%
International Paper Co.(b)	133,100	4,774,297
Mondi Ltd. (South Africa)	4,889	48,540
Mondi PLC (United Kingdom)	42,884	407,993
Svenska Cellulosa AB (Class B Stock) (Sweden)(a)	107,400	2,004,136

		7,234,966

Personal Products — 0.1%
American Oriental Bioengineering, Inc.(a)(b)	47,100	525,165
Nu Skin Enterprises, Inc., (Class A Stock)(b)	36,300	586,608
Oriflame Cosmetics SA (Sweden)	19,950	1,210,479

		2,322,252

Pharmaceuticals — 4.0%
Abbott Laboratories	183,600	9,844,632
Astellas Pharma, Inc. (Japan)	12,000	575,632

AstraZeneca PLC (United Kingdom)	60,598	3,036,347
Bristol-Myers Squibb Co.	40,000	1,152,800
Eli Lilly & Co.	279,400	15,906,242
GlaxoSmithKline PLC (United Kingdom)	152,103	4,036,288
H Lundbeck A/S (Denmark)	26,000	706,211
Johnson & Johnson	568,098	37,324,040
King Pharmaceuticals, Inc.(a)(b)	388,700	4,555,564
Kyowa Hakko Kogyo Co., Ltd. (Japan)	53,000	545,849
Merck & Co., Inc.	298,700	15,439,803
Novartis AG (Switzerland)	24,679	1,361,929
Novo Nordisk A/S (Class B Stock) (Denmark)	725	87,506
Pfizer, Inc.	1,525,565	37,269,553
Roche Holding AG-Genusshein (Switzerland)	18,589	3,370,529
Sanofi-Aventis (France)	32,589	2,759,393
Takeda Pharmaceutical Co. Ltd. (Japan)	10,400	731,572
Wyeth	279,300	12,442,815

		151,146,705

Real Estate Investment Trusts — 0.3%
American Financial Realty Trust	48,200	388,010
Ashford Hospitality Trust, Inc.(b)	81,600	820,080
Brandywine Realty Trust	42,900	1,085,799
Centro Properties Group	40,698	266,156
Crystal River Capital, Inc.	25,900	435,379
First Industrial Realty Trust, Inc.(b)	47,000	1,826,890
General Growth Properties, Inc.	5,600	300,272
Gramercy Capital Corp.	10,700	269,319
ING Industrial Fund	260,230	653,490
iStar Financial, Inc.	30,400	1,033,296
Mirvac Group (Australia)	149,661	723,770
Newcastle Investment Corp.(b)	70,000	1,233,400
NorthStar Realty Finance Corp.(b)	138,000	1,370,340
Strategic Hotels & Resorts, Inc.	39,200	807,128
Sunstone Hotel Investors, Inc.	9,300	238,452
Westfield Group (Australia)	56,632	1,090,478

		12,542,259

Real Estate Management & Development — 0.1%
CapitaLand Ltd. (Singapore)	27,000	148,132
Cheung Kong Holdings Ltd. (Hong Kong)	57,000	939,998
City Developments Ltd. (Singapore)	25,000	272,635
IMMONFINANZ AG (Austria)(a)	7,476	93,278
Jones Lang LaSalle, Inc.	9,100	935,116
Swire Pacific Ltd. (Hong Kong)	40,000	484,959
UOL Group Ltd. (Singapore)	57,000	199,529
Wharf Holdings Ltd. (Hong Kong)	256,000	1,257,961

		4,331,608

Road & Rail — 0.1%
Seino Holdings Co. Ltd. (Japan)	38,000	351,003
Union Pacific Corp.	33,000	3,730,980

		4,081,983

Semiconductors & Semiconductor Equipment — 1.5%
ASML Holding NV (Netherlands)(a)	23,596	782,283
Exar Corp.(a)	80,400	1,050,024
Intel Corp.	567,600	14,678,136
Intersil Corp. (Class A Stock)(b)	36,100	1,206,823
Kla-Tencor Corp.(b)	187,100	10,436,438
Lam Research Corp.(a)(b)	150,900	8,036,934
Netlogic Microsystems, Inc.(a)(b)	18,800	678,868
Teradyne, Inc.(a)	188,100	2,595,780
Texas Instruments, Inc.	269,300	9,853,687
Tokyo Electron Ltd. (Japan)	26,200	1,660,523
Varian Semiconductor Equipment Associates, Inc.(a)	66,100	3,537,672
Zoran Corp.(a)	115,200	2,327,040

		56,844,208

Software — 2.2%
Adobe Systems, Inc.(a)	58,800	2,567,208
BMC Software, Inc.(a)	61,200	1,911,276
Business Objects SA (France)(a)	9,122	407,133
Cadence Design Systems, Inc.(a)(b)	103,300	2,292,227
Intuit, Inc.(a)(b)	224,900	6,814,470
Microsoft Corp.	1,705,600	50,246,977
MicroStrategy, Inc. (Class A Stock)(a)(b)	13,500	1,071,090
Nintendo Co. Ltd. (Japan)	5,500	2,863,361
Oracle Corp.(a)	87,800	1,900,870
Symantec Corp.(a)(b)	701,100	13,587,318
TIBCO Software, Inc.(a)	38,800	286,732

		83,948,662

Specialty Retail — 0.9%
Aeropostale, Inc.(a)(b)	42,650	812,909
AnnTaylor Stores Corp.(a)(b)	44,300	1,402,981
Asbury Automotive Group	58,500	1,158,885
Autobacs Seven Co. Ltd. (Japan)	1,900	49,375
Best Buy Co., Inc.(b)	220,200	10,133,605
Esprit Holdings Ltd. (Hong Kong)	24,900	395,576
Group 1 Automotive, Inc.(b)	14,200	476,694
Gymboree Corp.(a)(b)	129,000	4,545,960
Home Depot, Inc.(b)	240,150	7,790,466
J Crew Group, Inc.(a)	29,700	1,232,550
Limited Brands, Inc.(b)	197,700	4,525,353
Rent-A-Center, Inc.(a)	82,800	1,501,164

		34,025,518

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.(a)	20,600	578,036
Jones Apparel Group, Inc.(b)	114,800	2,425,723
Kellwood Co.	26,300	448,415
Nike, Inc. (Class B Stock)	21,600	1,267,056
Nisshinbo Industries, Inc. (Japan)	20,000	278,066
Steven Madden Ltd.(a)(b)	44,500	843,275
Swatch Group AG (Switzerland)	11,058	708,073
Warnaco Group, Inc. (The)(a)(b)	41,400	1,617,498

		8,166,142

Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	420,300	6,464,214
MGIC Investment Corp.(b)	66,400	2,145,384
Triad Guaranty, Inc.(a)(b)	13,700	259,889
Washington Mutual, Inc.(b)	41,300	1,458,303

		10,327,790

Tobacco — 0.8%
Altria Group, Inc.	187,100	13,009,063
British American Tobacco PLC (United Kingdom)	19,479	698,241
Imperial Tobacco Group PLC (United Kingdom)	55,194	2,530,685
Reynolds American, Inc.(b)	210,600	13,392,053
Swedish Match AB (Sweden)	5,400	112,289

		29,742,331

Trading Companies & Distributors — 0.4%
Itochu Corp. (Japan)	136,000	1,651,678
Marubeni Corp. (Japan)	131,000	1,202,055
Mitsubishi Corp. (Japan)	13,800	437,313
Mitsui & Co. Ltd. (Japan)	93,000	2,258,913
MSC Industrial Direct Co.(b)	51,400	2,600,326
Sumitomo Corp. (Japan)	69,700	1,347,094
W.W. Grainger, Inc.	54,200	4,942,498

		14,439,877

Transportation Infrastructure
Hopewell Holdings (Hong Kong)	119,000	567,916
Kamigumi Co. Ltd. (Japan)	33,000	277,239
Macquarie Airports (Australia)	21,234	81,963

		927,118

Wireless Telecommunication Services — 0.7%
KDDI Corp. (Japan)	96	712,071
Sprint Nextel Corp.	959,100	18,222,899
Vodafone Group PLC (United Kingdom)	1,794,633	6,480,742

		25,415,712

TOTAL COMMON STOCK
(cost $2,065,322,057)		2,482,526,390

PREFERRED STOCK
Automobiles
Porsche AG (Germany)
(cost $899,674)
	818	1,747,288

RIGHTS
Diversified Financial Services
Fortis (Belgium)
(cost $0)	61,738	327,490

Interest Rate	Maturity Date	Moody’s Rating		Principal Amount (000)
LONG-TERM BONDS — 25.9%

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc.,(h)
Notes, 144A
4.75%	08/15/10	Baa2		$2,150	2,125,423
Boeing Capital Corp.,(b)
Sr. Notes
6.10%	03/01/11	A2		925	954,815
Goodrich Corp.,
Notes
6.80%	07/01/36	Baa2		848	912,173
Northrop Grumman Corp.,
Gtd. Notes
7.125%	02/15/11	Baa1		3,500	3,716,185
Raytheon Co.,
Notes
4.50%	11/15/07	Baa1		177	176,722
Sr. Notes
5.50%	11/15/12	Baa1		595	601,650

					8,486,968

Airlines — 0.1%
American Airlines, Inc.,
Pass-thru Certs., Ser. 01-1
6.817%	05/23/11	Ba1		2,520	2,457,000
Continental Airlines, Inc.,
Pass-thru Certs., Ser. 981A
6.648%	09/15/17	Baa2		359	362,665
Southwest Airlines Co.,
Notes
6.50%	03/01/12	Baa1		1,005	1,039,065

					3,858,730

Asset Backed Securities — 0.7%
American Express Credit Account Master Trust,(g)(h)
Ser. 2004-4, Class C, 144A(i)
6.223%	03/15/12	Baa1		1,170	1,173,108
Ser. 2004-C, Class C, 144A
6.253%	02/15/12	Baa1		386	384,876
Amortizing Residential Collateral Trust,(g)
Ser. 2002-BC7, Class M2
6.481%	10/25/32	AA+	(f)	118	98,576
Ser. 2002-BC9, Class M1
6.781%	12/25/32	Aa2		2,498	2,385,032
Bank of America Credit Card Trust,(g)
Ser. 2006-C5, Class C5
6.152%	01/15/16	Baa2		3,209	3,036,896
Bank One Issuance Trust,
Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2		1,820	1,815,005

CDC Mortgage Capital Trust,(g)
Ser. 2002-HE3, Class M1
6.781%	03/25/33	Aa2		854	795,377
Centex Home Equity,(g)
Ser. 2005-A, Class M2
5.631%	01/25/35	Aa2		1,790	1,672,005
Citibank Credit Card Insurance Trust,(g)
Ser. 2006-C1, Class C1
5.896%	02/20/15	Baa2		1,350	1,274,689
Credit-Based Asset Servicing and Securitization LLC,
Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa		1,400	1,383,603
Equity One ABS, Inc.,
Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2		1,280	1,251,374
First Franklin Mortgage Loan Trust,(g)
Ser. 2005-FFH1, Class M2
5.651%	06/25/36	Aa2		1,450	1,379,733
Household Home Equity Loan Trust,(g)
Ser. 2005-2, Class M2
5.986%	01/20/35	Aa1		566	528,863
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A
7.00%	02/15/12	Aaa		1,830	1,905,868
Morgan Stanley ABS Capital I,(g)
Ser. 2004-NC3, Class M2
6.231%	03/25/34	A2		1,146	1,077,405
Morgan Stanley Dean Witter Capital I,(g)
Ser. 2002-HE1, Class M1
6.031%	07/25/32	Aa2		1,656	1,586,678
Ser. 2002-NC2, Class M2, 144A(h)
7.456%	04/25/32	A	(f)	381	238,241
Ser. 2002-NC4, Class M1
6.406%	09/25/32	Aaa		1,236	1,207,322
Saxon Asset Securities Trust,(g)
Ser. 2005-2, Class M2
5.571%	10/25/35	Aa2		1,170	1,143,785
Securitized Asset Backed Receivables LLC,(g)
Ser. 2004-OP1, Class M1
5.641%	02/25/34	Aa2		1,325	1,275,606
Ser. 2006-FR3, Class A3
5.381%	05/25/36	Aaa		1,100	1,070,762
SVO VOI Mortgage Corp.,(h)
Ser. 2005-AA, Class A, 144A
5.25%	02/20/21	Aaa		647	652,047
WFS Financial Owner Trust,
Ser. 2004-4, Class D
3.58%	05/17/12	A2		363	361,212

					27,698,063

Automotive — 0.1%
Johnson Controls, Inc.,
Sr. Notes
5.50%	01/15/16	Baa1		245	241,301
Oshkosh Truck Corp.,(i)
Bank Loan
7.45%	12/06/13	Ba3		1,975	1,944,141

					2,185,442

Banking — 0.6%
Banco Bradesco (Cayman Islands),
Notes
8.75%	10/24/13	A2	1,760	1,988,800
Bank of America Corp.,
Sub. Notes
5.75%	08/15/16	Aa2	1,775	1,771,429
Bank of America NA,
Sub. Notes
5.30%	03/15/17	Aa1	930	902,108
6.00%	10/15/36	Aa1	410	402,255
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	Aa3	2,250	2,407,329
Citigroup, Inc.,
Sub. Notes
5.00%	09/15/14	Aa2	454	437,619
5.625%	08/27/12	Aa2	2,800	2,832,808
6.125%	08/25/36	Aa2	570	564,242
Depfa ACS Bank (Ireland),(h)
Notes, 144A
5.125%	03/16/37	Aaa	1,380	1,290,057
First Union National Bank,
Sub. Notes
7.80%	08/18/10	Aa2	2,100	2,249,799
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	250	245,140
ICICI Bank Ltd. (India),(g)(h)
Notes, 144A
5.90%	01/12/10	Baa2	2,385	2,364,403
ICICI Bank Ltd. (Singapore),(h)
Notes, 144A
5.75%	11/16/10	Baa2	1,410	1,413,480
JPMorgan Chase & Co.,
Sub. Notes
4.60%	01/17/11	Aa2	720	703,636
6.50%	01/15/09	Aa3	1,100	1,115,223
MUFG Capital Finance 1 Ltd., (Cayman Islands),
Gtd. Notes
6.346%	07/25/49	A2	800	760,454
Santander Central Hispano Issuances (Cayman Islands),
Bank Gtd. Notes
7.625%	09/14/10	Aa2	695	744,073
Wells Fargo Bank,
Sub. Notes
4.75%	02/09/15	Aa1	585	555,547
6.45%	02/01/11	Aa1	65	67,455

				22,815,857

Brokerage — 0.4%
Bear Stearns Co., Inc. (The),
Sr. Unsec. Notes
6.40%	10/02/17	A1	330	328,534
Unsec. Notes(b)
5.30%	10/30/15	A1	515	481,767
Goldman Sachs Group, Inc. (The),
Sr. Notes(b)
6.25%	09/01/17	Aa3	1,175	1,200,721
Sub. Notes
5.625%	01/15/17	A1	1,190	1,154,596
6.45%(b)	05/01/36	A1	1,615	1,575,822
6.75%	10/01/37	A1	466	468,992
Lehman Brothers Holdings, Inc.,
Sr. Notes.
5.25%	02/06/12	A1	1,715	1,679,495
Sub. Notes
6.50%	07/19/17	A2	582	589,820
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	Aa3	1,170	1,149,390
4.79%	08/04/10	Aa3	295	290,169
5.00%	01/15/15	Aa3	615	582,634
Notes, M.T.N(b)
5.77%	07/25/11	Aa3	520	526,625
Sr. Unsec. Notes
6.40%	08/28/17	Aa3	1,100	1,134,970
Morgan Stanley,
Notes
5.30%	03/01/13	Aa3	845	831,671
5.45%	01/09/17	Aa3	1,045	1,007,684
Sr. Unsec. Notes, M.T.N.
5.75%	08/31/12	Aa3	950	951,607
5.75%	10/18/16	Aa3	1,300	1,282,414
Sub. Notes
4.75%	04/01/14	A1	1,170	1,099,006

				16,335,917

Building Materials & Construction — 0.2%
American Standard, Inc.,
Gtd. Notes
7.625%	02/15/10	Baa3	770	814,819
Centex Corp.,(b)
Sr. Unsec. Notes
6.50%	05/01/16	Baa2	325	296,444
Hanson PLC (United Kingdom),
Sr. Unsub. Notes
7.875%	09/27/10	Baa3	1,000	1,064,856
K Hovnanian Enterprises, Inc.,(b)
Gtd. Notes
10.50%	10/01/07	Ba3	2,730	2,730,000
Lafarge SA (France),
Notes
6.15%	07/15/11	Baa2	910	927,782
Pulte Homes, Inc.,
Sr. Notes
5.25%	01/15/14	Baa3	20	16,644

Ryland Group, Inc. (The),
Sr. Notes
5.375%	06/01/08	Baa3	220	217,180

				6,067,725

Cable — 0.2%
AT&T Broadband LLC,
Gtd. Notes
9.455%	11/15/22	Baa2	255	324,281
Comcast Corp.,
Gtd. Notes
6.45%	03/15/37	Baa2	220	217,191
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	444,351
Cox Communications, Inc.,
Notes, Class A
6.75%	03/15/11	Baa3	950	991,646
7.875%	08/15/09	Baa3	1,275	1,333,367
CSC Holdings, Inc.,
Sr. Notes
7.875%	12/15/07	B2	1,970	1,972,463
Insight Midwest Holdings LLC,(i)
Bank Loan
6.61%	10/06/13	Ba3	1,800	1,761,469
Time Warner Cable, Inc.,(b)(h)
Sr. Unsec., 144A
5.40%	07/02/12	Baa2	2,510	2,479,132

				9,523,900

Capital Goods — 0.2%
Caterpillar Financial Services Corp.,
Notes, M.T.N.
5.50%	03/15/16	A2	825	812,304
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	730,337
ERAC USA Finance Co.,(h)
Gtd. Notes, 144A
7.35%	06/15/08	Baa2	1,950	1,971,267
FedEx Corp.,
Gtd. Notes
7.25%	02/15/11	Baa2	400	428,404
Honeywell International, Inc.,
Sr. Unsec. Notes.
5.70%	03/15/37	A2	140	133,480
Sr. Unsub. Notes
6.125%	11/01/11	A2	1,095	1,132,952
Sensata Technologies,(i)
Bank Loan
7.11%	04/27/13	Ba3	1,396	1,337,613
United Technologies Corp.,
Debs.
8.875%	11/15/19	A2	390	497,936
Notes
6.35%	03/01/11	A2	825	863,694

				7,907,987

Chemicals — 0.1%
Dow Chemical Co. (The),
Debs.
5.97%	01/15/09	A3		390	394,171
Sr. Notes
6.125%	02/01/11	A3		685	704,644
Equistar Chemicals Funding LP,
Gtd. Notes
10.125%	09/01/08	B1		1,125	1,161,563
ICI Wilmington, Inc.,
Gtd. Notes
5.625%	12/01/13	Baa2		720	721,324
Lubrizol Corp.,
Sr. Notes
4.625%	10/01/09	Baa3		860	852,975
Union Carbide Corp.,
Debs.
7.50%	06/01/25	Ba2		460	484,099

					4,318,776

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities, Inc.,(g)
Ser. 2005-A, Class 2A1
4.458%	02/25/35	Aaa		1,430	1,416,509
Ser. 2005-B, Class 2A1
4.387%	03/25/35	Aaa		1,016	1,001,342
Bank of America Alternative Loan Trust,
Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa		4,082	4,053,970
Chase Mortgage Finance Corp.,(g)
Ser. 2007-A1 Class 1A5
4.356%	02/25/37	Aaa		4,619	4,570,109
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa		1,575	1,537,422
JPMorgan Mortgage Trust,(g)
Ser. 2007-A1, Class 4A1
4.071%	07/25/35	Aaa		2,781	2,739,684
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa		525	512,008
Structured Adjustable Rate Mortgage Loan,(g)
Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa		961	967,249
Washington Mutual Alternative Mortgage,
Pass-Through Certificates, Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA	(f)	586	578,797

					17,377,090

Commercial Mortgage Backed Securities — 3.2%
Banc of America Commercial Mortgage, Inc.,
Ser. 2003-2, Class A3(g)

4.873%	03/11/41	AAA	(f)	2,500	2,469,860
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa		2,800	2,716,799
Ser. 2005-1, Class ASB(g)
5.002%	11/10/42	AAA	(f)	900	896,483
Ser. 2006-2, Class A4(g)
5.93%	05/10/45	AAA	(f)	2,300	2,344,208
Ser. 2007-1, Class A4
5.451%	01/15/49	Aaa		3,600	3,553,898
Bear Stearns Commercial Mortgage Securities,(g)
Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA	(f)	4,500	4,306,705
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa		1,775	1,727,439
Ser. 2005-T20, Class AAB
5.286%	10/12/42	Aaa		2,400	2,384,023
Commercial Mortgage Pass-Through Certificates, I/O(g)(h)
Ser. 2004-LB2A, Class X2, 144A
0.935%	03/10/39	AAA	(f)	11,751	265,407
Credit Suisse Mortgage Capital Certificates,
Ser. 2006-C1, Class A4(g)
5.609%	02/15/39	AAA	(f)	2,700	2,708,316
Ser. 2006-C5, Class A3
5.311%	12/15/39	Aaa		1,790	1,756,708
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa		880	867,306
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa		1,400	1,358,430
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA	(f)	2,650	2,796,088
General Electric Capital Commercial Mortgage Corp., I/O,(g)(h)
Ser. 2004-C2, Class X2, 144A
0.59%	03/10/40	Aaa		22,494	362,244
GMAC Commercial Mortgage Securities, Inc.,
Ser. 2005-C1, Class A5
4.697%	05/10/43	AAA	(f)	2,720	2,587,238
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa		7,700	7,273,659
GS Mortgage Securities Corp. II,(g)
Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA	(f)	6,650	6,667,082
JPMorgan Chase & Co.,(g)
Ser. 2005-CB13, Class A4
5.472%	01/12/43	Aaa		2,340	2,323,120
Ser. 2005-LDP5, Class A4
5.345%	12/15/44	Aaa		5,000	4,943,141
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa		6,350	6,170,522
Ser. 2005-LDP4, Class A4(g)
4.918%	10/15/42	Aaa		2,500	2,410,474
Ser. 2006-CB16, Class ASB
5.523%	05/12/45	Aaa		3,900	3,896,835

Ser. 2006-CB17, Class A4
5.429%	12/12/43	Aaa		4,750	4,705,074
Ser. 2006-LDP6, Class X2, I/O(g)
0.08%	04/15/43	Aaa		142,166	721,920
Ser. 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa		3,700	3,663,475
JPMorgan Commercial Mortgage Finance Corp.,(g)
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa		7,630	7,962,012
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa		2,100	2,091,730
KeyCorp.,(g)
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa		8,350	8,765,790
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa		1,460	1,444,523
Ser. 2004-C6, Class A5(g)
4.826%	08/15/29	AAA	(f)	3,910	3,835,458
Ser. 2006-C3 A4(g)
5.661%	03/15/39	Aaa		4,580	4,627,044
Ser. 2006-C6, AAB
5.341%	09/15/39	Aaa		2,480	2,456,930
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa		2,000	1,947,333
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Class A4(g)
6.105%	06/12/46	Aaa		1,795	1,848,028
Ser. 2007-5, Class A4
5.378%	08/12/48	Aaa		3,500	3,438,498
Morgan Stanley Capital I,
Ser. 2006-IQ11, Class A4(g)
5.944%	10/15/42	AAA	(f)	2,600	2,646,675
Ser. 2007-HQ11, Class AAB
5.444%	02/12/44	Aaa		4,600	4,544,874
Ser. 2007-T27, Class AAB(g)
5.803%	06/11/42	AAA	(f)	1,105	1,111,235

					122,596,584

Consumer — 0.1%
Procter & Gamble Co.,
Sr. Notes
5.55%	03/05/37	Aa3		1,000	955,370
Whirlpool Corp.,
Notes
6.125%	06/15/11	Baa2		965	986,531

					1,941,901

Electric — 0.7%
AES Corp. (The),(h)
Sec. Notes, 144A
9.00%	05/15/15	Ba3		1,600	1,680,001
Appalachian Power Co.,
Sr. Notes, Ser. J

4.40%	06/01/10	Baa2	620	604,961
Arizona Public Service Co.,
Sr. Unsec. Notes
6.375%	10/15/11	Baa2	1,305	1,343,539
Unsec. Notes
6.25%	08/01/16	Baa2	175	176,409
Baltimore Gas & Electric Co.,
Sr. Unsec. Notes
6.35%	10/01/36	Baa2	550	543,676
Carolina Power & Light Co.,
First Mtge.
5.25%	12/15/15	A2	525	510,351
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	741,379
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	640,821
Consolidated Edison Co. of New York,
Sr. Unsec. Notes
5.375%	12/15/15	A1	730	713,211
Consumers Energy Co.,
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa1	325	321,296
Dominion Resources, Inc.,
Sr. Notes, Ser. D
5.125%	12/15/09	Baa2	970	967,236
Duke Energy Carolinas LLC,
Sr. Unsub. Notes
6.10%	06/01/37	A3	960	942,098
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa2	670	628,189
Empresa Nacional de Electricidad S.A. (Chile),
Bonds, Ser. B
8.50%	04/01/09	Baa3	1,070	1,117,792
Notes
8.625%	08/01/15	Baa3	1,295	1,480,435
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	145	147,895
Exelon Corp.,
Notes
4.90%	06/15/15	Baa1	155	144,332
FirstEnergy Corp.,
Notes, Ser. C
7.375%	11/15/31	Baa3	615	673,013
Florida Power & Light Co.,
First Mtge.
5.95%	10/01/33	Aa3	295	289,718
Georgia Power Co.,
Unsub. Notes
5.70%	06/01/17	A2	495	494,993
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	436,769
Midamerican Energy Holdings Co.,
Sr. Unsec. Notes

5.95%	05/15/37	Baa1	420	396,702
National Rural Utilities Cooperative Finance Corp.,
Notes, Ser. C, M.T.N.
7.25%	03/01/12	A2	185	197,389
Nevada Power Co.,
Mtge. Bonds, Ser. O
6.50%	05/15/18	Ba1	1,080	1,085,736
NiSource Finance Corp.,
Gtd. Notes
5.25%	09/15/17	Baa3	245	227,389
5.45%	09/15/20	Baa3	350	322,555
NRG Energy,(i)
Bank Loan
7.11%	02/01/13	Ba1	439	429,108
7.11%	02/01/13	Ba1	1,055	1,031,031
8.098%	06/08/14	B2	338	330,574
NSTAR Electric Co.,
Debs.
4.875%	04/15/14	A1	565	537,520
Ohio Edison Co.,
Sr. Unsec. Notes
6.40%	07/15/16	Baa2	775	794,296
6.875%	07/15/36	Baa2	115	120,752
Oncor Electric Delivery Co.,
Debs.
7.00%	09/01/22	Baa2	475	484,312
Sec. Notes
6.375%	01/15/15	Baa2	345	345,873
Pacific Gas & Electric Co.,
Unsec. Notes
6.05%	03/01/34	Baa1	1,550	1,522,241
PPL Electric Utilities Corp.,
Sec. Notes
6.25%	08/15/09	A3	1,500	1,529,965
Public Service Electric & Gas Co.,
Mtge. Bonds
5.80%	05/01/37	A3	535	500,100
Southern California Edison Co.,
First Mtge.
4.65%	04/01/15	A2	470	442,178
Virginia Electric Power Co.,
Sr. Unsec. Notes, Ser. A
6.00%	05/15/37	Baa1	795	760,237
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	596,208
5.613%, 144A(h)	04/01/17	Baa1	199	193,780
6.50%	07/01/36	Baa1	445	442,763

				26,888,823

Energy - Integrated — 0.1%
ConocoPhillips,
Notes
8.75%	05/25/10	A1	1,505	1,640,126
Lukoil International Finance BV (Netherlands),(h)
Gtd Notes, 144A

6.356%	06/07/17	Baa2	560	537,600
Marathon Oil Corp., Notes
6.125%	03/15/12	Baa1	310	317,913
TNK-BP Finance SA (Luxembourg),(h)
Gtd. Notes, 144A
7.50%	07/18/16	Baa2	1,425	1,415,168

				3,910,807

Energy — Other — 0.2%
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31	Baa1	225	265,725
EnCana Corp. (Canada),
Sr. Unsec. Notes
6.625%	08/15/37	Baa2	405	415,495
Halliburton Co.,
Sr. Unsec. Notes
5.50%	10/15/10	A2	150	151,742
Nexen, Inc. (Canada),
Unsec. Notes
6.40%	05/15/37	Baa2	200	194,351
Pioneer Natural Resources Co.,
Bonds
6.875%	05/01/18	Ba1	1,500	1,408,442
Talisman Energy, Inc. (Canada),
Sr. Unsec. Notes
6.25%	02/01/38	Baa2	170	160,152
Valero Energy Corp.,
Sr. Notes
6.125%(b)	06/15/17	Baa3	860	865,651
6.625%	06/15/37	Baa3	870	882,951
Weatherford International, Inc.,(h)
Gtd. Notes, 144A
6.35%	06/15/17	Baa1	970	986,744
Woodside Finance Ltd. (Australia),(h)
Gtd. Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,306,010
XTO Energy, Inc.,
Sr. Unsec. Notes
6.25%	08/01/17	Baa2	1,090	1,106,623

				7,743,886

Foods — 0.4%
Aramark Corp.,(i)
Bank Loan
5.20%	01/26/14	Ba3	119	116,317
7.36%	01/19/14	Ba3	1,658	1,627,474
Bunge Ltd. Finance Corp.,
Notes
5.35%	04/15/14	Baa2	1,040	997,912
Cadbury Schweppes U.S. Finance LLC,(h)
Gtd. Notes, 144A
3.875%	10/01/08	Baa2	810	798,645
Cargill, Inc.,(h)
Notes, 144A

3.625%	03/04/09	A2	1,875	1,839,868
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa2	430	462,970
Sr. Notes
7.125%	10/01/26	Baa2	100	106,085
Delhaize Group (Belgium),(h)
Notes, 144A
6.50%	06/15/17	Baa3	480	484,094
Heinz Co.,(h)
Notes, 144A
6.428%	12/01/08	Baa2	1,290	1,310,408
Kellogg Co.,
Notes, Ser. B
6.60%	04/01/11	A3	1,875	1,957,142
Kraft Foods, Inc.,
Sr. Unsec. Notes
5.625%	11/01/11	Baa2	850	855,331
Kroger Co. (The),
Gtd. Notes
6.75%	04/15/12	Baa2	45	47,321
6.80%	04/01/11	Baa2	670	701,191
Sr. Notes
7.00%	05/01/18	Baa2	65	68,831
Tricon Global Restaurants,
Sr. Notes
8.875%	04/15/11	Baa2	180	200,823
Tyson Foods, Inc.,
Sr. Unsec. Notes
6.85%	04/01/16	Ba1	735	757,430
Whitman Corp.,
Notes
6.375%	05/01/09	Baa1	1,530	1,569,910

				13,901,752

Gaming
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	625	600,000
Mandalay Resorts Group,
Sr. Sub. Notes
9.375%	02/15/10	B1	10	10,475

				610,475

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories,(e)
Notes
5.875%	05/15/16	A1	1,145	1,155,307
AmerisourceBergen Corp.,
Gtd. Notes
5.625%	09/15/12	Ba1	915	907,504
AstraZeneca PLC (United Kingdom),
Sr. Unsub. Notes

6.45%	09/15/37	A1	495	513,249
Baxter International, Inc.,
Sr. Unsec. Notes
5.196%	02/16/08	Baa1	860	859,497
Bristol-Myers Squibb Co.,
Unsub. Notes
5.875%	11/15/36	A2	275	262,288
Community Health Systems,(i)
Bank Loan
7.61%	06/28/14	Ba3	108	106,218
7.755%	06/28/14	Ba3	1,642	1,610,532
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	280	263,999
HCA, Inc.,(i)
Bank Loan
7.61%	11/14/13	Ba3	1,985	1,944,370
Health Management Association,(i)
Bank Loan
7.36%	02/28/14	Ba2	1,204	1,142,435
Laboratory Corp. of America Holdings,
Sr. Unsec. Notes
5.625%	12/15/15	Baa3	580	561,282
Merck & Co., Inc.,
Bonds
5.75%	11/15/36	Aa3	110	103,836
Debs.
5.95%	12/01/28	Aa3	165	163,223
Schering-Plough Corp.,
Sr. Notes
5.55%	12/01/13	Baa1	720	715,167
Sr. Unsec. Notes
6.00%	09/15/17	Baa1	1,090	1,094,898
6.55%	09/15/37	Baa1	340	346,837
Teva Pharmaceutical Finance LLC,
Gtd. Notes
6.15%	02/01/36	Baa2	120	114,016
Wyeth,
Notes
5.95%	04/01/37	A3	1,715	1,655,013
Unsub. Notes
5.50%	03/15/13	A3	910	908,146
5.50%	02/01/14	A3	255	253,573
6.45%	02/01/24	A3	60	61,396

				14,742,786

Healthcare Insurance — 0.2%
Aetna, Inc.,
Sr. Unsub. Notes
5.75%	06/15/11	A3	390	396,158
6.625%	06/15/36	A3	515	523,837
Cigna Corp.,
Sr. Unsec. Notes
6.15%	11/15/36	Baa2	670	633,520
Coventry Health Care, Inc.,
Sr. Notes

6.125%	01/15/15	Ba1	2,290	2,271,501
UnitedHealth Group, Inc.,(h)
Bonds, 144A
6.00%	06/15/17	A3	195	194,840
6.50%	06/15/37	A3	420	423,271
Sr. Unsec. Notes
5.25%	03/15/11	A3	1,350	1,356,269
Wellpoint, Inc., Notes
5.00%	12/15/14	Baa1	860	818,683
5.95%	12/15/34	Baa1	635	585,330

				7,203,409

Insurance — 0.2%
American International Group, Inc.,
Jr. Sub. Notes(b)
6.25%	03/15/37	Aa3	540	508,387
Notes
4.25%	05/15/13	Aa2	1,080	1,015,762
Sr. Notes
5.05%	10/01/15	Aa2	180	171,789
AXA SA (France),
Sub. Notes
8.60%	12/15/30	A3	155	184,473
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.75%	05/15/12	Aaa	440	431,575
Liberty Mutual Group, Inc.,(h)
Bonds, 144A
7.00%	03/15/34	Baa2	850	826,071
Marsh & McLennan Cos., Inc.,
Sr. Unsec. Notes
5.15%	09/15/10	Baa2	265	264,072
MetLife, Inc.,
Sr. Notes
5.70%	06/15/35	A2	1,020	942,507
6.125%	12/01/11	A2	335	347,084
6.375%	06/15/34	A2	400	405,290
St. Paul Travelers Cos., Inc. (The),
Sr. Unsec. Notes
6.75%	06/20/36	A3	685	695,641
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	555	543,811
6.15%	08/15/19	Baa2	460	456,509
XL Capital Ltd. (Cayman Islands),
Sr. Notes
5.25%	09/15/14	A3	85	81,387

				6,874,358

Lodging — 0.1%
Carnival Corp. (Panama),
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,199,524
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec. Notes

6.25%	02/15/13	Baa3	385	386,406

				2,585,930

Media & Entertainment — 0.2%
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	584,329
Idearc, Inc.,(i)
Bank Loan
7.36%	11/09/14	Ba2	1,489	1,464,713
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,146,058
Time Warner, Inc.,
Debs.
9.15%	02/01/23	Baa2	505	615,829
Gtd. Notes
6.75%	04/15/11	Baa2	640	665,211
7.25%	10/15/17	Baa2	790	840,392
Viacom, Inc.,
Sr. Notes
6.875%	04/30/36	Baa3	895	891,271

				6,207,803

Metals — 0.1%
Alcan, Inc. (Canada),
Notes
4.50%	05/15/13	Baa1	115	109,493
5.00%	06/01/15	Baa1	600	573,401
Sr. Unsec. Notes
5.75%	06/01/35	Baa1	275	252,265
Alcoa, Inc.,
Sr. Notes
5.90%	02/01/27	A2	115	107,816
Peabody Energy Corp.,(b)
Gtd. Notes
7.375%	11/01/16	Ba1	1,200	1,265,999
Southern Copper Corp.,
Sr. Notes
7.50%	07/27/35	Baa2	125	135,714
United States Steel Corp.,
Sr. Unsub. Notes
5.65%	06/01/13	Baa3	580	568,853

				3,013,541

Non Captive Finance — 0.3%
Capital One Bank Corp.,
Sub. Notes
6.50%	06/13/13	A3	20	20,271
Capital One Financial Corp.,
Sr. Notes, M.T.N.
5.70%	09/15/11	A3	600	600,996
CIT Group Funding Co. (Canada),
Gtd. Notes

5.20%	06/01/15	A2	680	617,424
CIT Group, Inc., Sr. Notes
4.25%	02/01/10	A2	400	379,957
5.50%	11/30/07	A2	990	987,683
Countrywide Financial Corp.,
Gtd. Notes, M.T.N.
5.80%	06/07/12	Baa3	1,190	1,115,369
General Electric Capital Corp.,
Notes
5.55%	05/04/20	Aaa	1,190	1,185,465
Notes, M.T.N.
4.875%	10/21/10	Aaa	1,070	1,068,993
5.50%	04/28/11	Aaa	2,895	2,922,081
Notes, Ser. A, M.T.N
6.125%	02/22/11	Aaa	5	5,153
Sr. Unsec. Notes, M.T.N.
5.625%	09/15/17	Aaa	200	199,945
GMAC LLC,(g)
Unsub. Notes
6.808%	05/15/09	Ba1	660	635,616
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	367,650
HSBC Finance Corp.,
Sr. Notes
5.70%	06/01/11	Aa3	440	443,638
International Lease Finance Corp.,
Unsub. Notes
3.50%	04/01/09	A1	580	568,032
Residential Capital LLC,
Gtd. Notes
7.00%	02/22/11	Ba1	410	334,150
7.375%	06/30/10	Ba1	480	398,400
7.50%(b)	04/17/13	Ba1	950	767,125

				12,617,948

Paper
Plum Creek Timberlands LP,
Gtd. Notes
5.875%	11/15/15	Baa3	690	671,105

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	1,680	1,649,142
Duke Energy Field Services LLC,
Notes
7.875%	08/16/10	Baa2	1,760	1,877,175
Enterprise Products Operating LP,
Gtd. Notes, Ser. B
6.875%	03/01/33	Baa3	140	143,133
Sr. Notes
4.00%	10/15/07	Baa3	780	779,442
4.625%	10/15/09	Baa3	740	733,800
Kinder Morgan, Inc.,(i)
Bank Loan

7.07%	05/22/14	Ba2	1,161	1,137,133
Oneok Inc.,
Sr. Unsec. Notes
5.51%	02/16/08	Baa2	1,290	1,289,266
Oneok Partners LP,
Notes
6.65%	10/01/36	Baa2	475	468,511
Sempra Energy,
Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	92,392
Spectra Energy Capital LLC,
Sr. Unsub. Notes
6.25%	02/15/13	Baa1	235	240,190

				8,410,184

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
6.70%	08/01/28	Baa1	670	695,228
CSX Corp.,
Sr. Notes
6.25%	03/15/18	Baa3	395	397,074
Sr. Unsub. Notes(b)
6.15%	05/01/37	Baa3	715	683,156
Norfolk Southern Corp.,
Sr. Notes
7.80%	05/15/27	Baa1	18	20,457
Sr. Unsec. Notes
5.59%	05/17/25	Baa1	525	481,963
Union Pacific Corp.,
Notes
3.625%	06/01/10	Baa2	1,375	1,328,785
6.625%	02/01/08	Baa2	1,390	1,394,773
6.65%	01/15/11	Baa2	750	773,592

				5,775,028

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partners LP,
Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,285,376
Mack-Cali Realty LP,
Notes
7.25%	03/15/09	Baa2	1,270	1,306,029
Post Apartment Homes LP,
Notes
6.30%	06/01/13	Baa3	660	668,322
Sr. Notes
5.45%	06/01/12	Baa3	435	427,994
Simon Property Group LP,
Unsec. Notes
5.75%	05/01/12	A3	1,500	1,498,130

				5,185,851

Retailers — 0.1%
CVS Caremark Corp.,
Sr. Unsec. Notes
5.75%	08/15/11	Baa2	1,000	1,012,986
5.75%	06/01/17	Baa2	1,640	1,600,724
Federated Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa2	850	833,529
5.90%	12/01/16	Baa2	5	4,785
Home Depot, Inc. (The),
Sr. Unsec. Notes
5.875%	12/16/36	Baa1	325	277,602
May Department Stores Co. (The),
Notes
6.65%	07/15/24	Baa2	135	126,692
Wal-Mart Stores, Inc., (The)
Bonds
5.25%	09/01/35	Aa2	245	214,860

				4,071,178

Structured Notes — 0.1%
CDX North America High Yield,(h)
Gtd. Notes, Ser. 9-T1, 144A
8.75%	12/29/12	B3	2,300	2,309,200

Technology — 0.2%
Electronic Data Systems Corp.,
Notes
7.45%	10/15/29	Ba1	120	121,426
Equifax, Inc.,
Notes
4.95%	11/01/07	Baa1	320	319,743
First Data Corp.,(i)
Bank Loan
7.981%	09/24/14	Ba3	1,200	1,155,215
7.981%	09/24/14	Ba3	1,500	1,445,625
Freescale Semiconductor, Inc.,
Sr. Notes
8.875%	12/15/14	B1	550	530,750
International Business Machines Corp.,
Sr. Unsec. Notes
5.70%	09/14/17	A1	500	502,620
Intuit, Inc.,
Sr. Unsec. Notes
5.40%	03/15/12	Baa2	600	596,940
Jabil Circuit, Inc.,
Sr. Notes
5.875%	07/15/10	Ba1	1,875	1,892,232
Motorola, Inc.,
Notes
4.608%	11/16/07	Baa1	950	948,077
Sr. Notes
8.00%	11/01/11	Baa1	99	108,049

				7,620,677

Telecommunications — 0.7%
ALLTEL Ohio LP,(h)
Gtd. Notes, 144A
8.00%	08/15/10	A2	323	315,035
America Movil SAB de CV (Mexico),
Unsec. Notes
6.375%	03/01/35	A3	580	569,425
AT&T Corp.,
Sr. Notes
8.00%	11/15/31	A2	2,035	2,475,998
AT&T, Inc.,
Notes
4.125%	09/15/09	A2	1,070	1,052,590
5.30%	11/15/10	A2	1,260	1,271,145
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	A2	640	709,669
Sr. Notes
8.75%	03/01/31	A3	1,339	1,695,238
BellSouth Corp.,
Notes
4.20%	09/15/09	A2	1,175	1,157,072
British Telecom PLC (United Kingdom),
Bonds
9.125%	12/15/30	Baa1	1,475	1,953,198
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	A3	505	545,236
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.25%	06/15/30	A3	295	361,128
Embarq Corp.,
Notes
7.082%(b)	06/01/16	Baa3	350	362,842
7.995%	06/01/36	Baa3	1,600	1,704,789
France Telecom SA (France),
Notes
8.50%	03/01/31	A3	375	481,992
Koninklijke (Royal) KPN NV (Netherlands),
Sr. Unsub. Notes
8.00%	10/01/10	Baa2	530	570,084
Nextel Communications, Inc.,(b)
Sr. Notes, Ser. F
5.95%	03/15/14	Baa3	1,160	1,107,464
PCCW-HKT Capital Ltd.,(h)
Gtd. Notes, 144A
8.00%	11/15/11	Baa2	2,370	2,574,791
Qwest Corp.,
Notes
8.875%	03/15/12	Ba1	2,000	2,182,499
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa3	295	284,704
Sprint Nextel Corp.
Usec. Notes
6.00%	12/01/16	Baa3	535	513,881

Telecom Italia Capital SA (Italy),
Gtd. Notes
5.25%	11/15/13	Baa2	320	310,559
Telefonica Emisiones SAU (Spain),
Gtd. Notes
7.045%	06/20/36	Baa1	210	223,688
TELUS Corp. (Canada),
Notes
8.00%	06/01/11	Baa1	1,255	1,358,184
U.S. Cellular Corp.,
Sr. Notes
6.70%	12/15/33	Baa3	470	432,705
Verizon Global Funding Corp.,
Sr. Notes
5.85%	09/15/35	A3	510	487,195
Vodafone Group PLC (United Kingdom),
Sr. Notes
7.75%	02/15/10	Baa1	800	844,658
Unsec. Notes
6.15%	02/27/37	Baa1	485	465,401

				26,011,170

Tobacco — 0.1%
Altria Group, Inc.,
Debs.
7.75%	01/15/27	Baa1	7	8,600
Altria Group, Inc.,
Notes
7.65%	07/01/08	Baa1	590	602,323
Reynolds American, Inc.,
Bonds
6.75%	06/15/17	Ba1	950	971,636
7.25%	06/15/37	Ba1	410	428,604

				2,011,163

Foreign Government Bonds — 0.4%
DP World Ltd.,(h)
Bonds, 144A
6.85%	07/02/37	A1	1,680	1,668,151
Gaz Capital for Gazprom (Luxembourg),(h)
Sr. Unsec. Notes, 144A
7.288%	08/16/37	A3	1,300	1,382,550
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
8.625%	12/01/23	Baa1	350	432,775
Petrobras International Finance Co. (Cayman Islands),
Bonds
8.375%	12/10/18	Baa1	1,185	1,389,413
Quebec Province (Canada),
Notes(b)
4.60%	05/26/15	Aa2	735	711,969
Sr. Unsec. Notes
5.75%	02/15/09	Aa2	500	508,762
Republic of Italy (Italy),
Notes

5.375%	06/15/33	A+	(f)	800	778,960
RSHB Capital SA for OJSC Russian Agricultural Bank (Russia), (h)
Bonds, 144A
6.299%	05/15/17	A3		2,190	2,061,665
United Mexican States Global Bond (Mexico),
Notes
5.875%	01/15/14	Baa1		4,245	4,370,228
7.50%	01/14/12	Baa1		1,290	1,409,970

					14,714,443

Mortgage Backed Securities — 10.9%
Federal Home Loan Mortgage Corp.,
4.50%	02/01/19-07/01/20			6,616	6,372,595
5.00%	07/01/18-05/01/34			11,196	10,907,744
5.239%(g)	12/01/35			3,602	3,583,782
5.50%	12/01/33-06/01/34			9,251	9,078,283
5.50%	TBA 30 YR			41,000	40,141,542
6.00%	03/01/32-12/01/33			3,423	3,446,343
6.00%	TBA 30 YR			15,000	15,014,070
6.50%	12/01/14			403	414,243
7.00%	01/01/31-11/01/33			4,489	4,661,251
Federal National Mortgage Assn.,
4.00%	06/01/19			2,021	1,904,732
4.367%(g)	11/01/35			4,348	4,301,413
4.50%	11/01/18-01/01/35			13,931	13,288,735
4.914%(g)	07/01/33			1,244	1,245,406
5.00%	10/01/18-02/01/36			10,670	10,271,880
5.00%	TBA 15 YR			28,000	27,440,000
5.00%	TBA 30 YR			55,500	52,915,809
5.50%	03/01/16-04/01/37			66,616	65,394,911
5.50%	TBA 30 YR			7,500	7,345,313
5.914%(g)	06/01/37			13,017	13,192,323
6.00%	04/01/13-09/01/36			23,495	23,607,734
6.00%	TBA 15 YR			8,000	8,105,000
6.00%	TBA 30 YR			46,000	46,057,500
6.50%	07/01/17-01/01/37			13,804	14,077,703
6.50%	TBA 30 YR			500	508,594
7.00%	08/01/11-07/01/32			1,217	1,265,344
7.50%	06/01/12-05/01/32			944	976,893
Government National Mortgage Assn.,
5.50%	11/15/32-02/15/36			14,235	14,051,233
6.00%	02/15/33-08/15/37			8,507	8,568,177
6.50%	10/15/23-07/15/35			6,353	6,511,065
8.00%	01/15/24-04/15/25			234	248,176

					414,897,794

U.S. Government Agency Obligations — 1.5%
Federal Farm Credit Bank,
4.75%	05/07/10			415	418,167
Federal Home Loan Bank
4.375%	10/03/08			8,140	8,108,302
4.50%	10/09/09-05/13/11			5,000	5,009,579
4.75%	06/11/08-04/24/09			13,660	13,678,762
4.875%(b)	05/17/17			360	356,600

5.00%	10/16/09	14,165	14,231,560
Federal Home Loan Mortgage Corp., M.T.N.,
4.75%	01/18/11	325	327,955
5.00%	12/14/18	4,420	4,307,723
5.125%	08/23/10	345	351,424
5.25%(b)	07/18/11	4,300	4,407,104
Federal National Mortgage Assn.,
5.375%	06/12/17	6,120	6,293,588
6.125%(b)	03/15/12	1,275	1,352,613

			58,843,377

U.S. Government Treasury Obligations — 2.1%
United States Treasury Bonds,
4.75%(b)	02/15/37	8,235	8,121,125
6.625%	02/15/27	1,155	1,403,595
6.875%	08/15/25	545	672,224
7.875%	02/15/21	2,290	2,970,918
8.125%	08/15/21	3,665	4,867,864
8.75%	08/15/20	1,270	1,746,448
8.875%	08/15/17	5,505	7,335,413
9.00%	11/15/18	987	1,350,493
9.125%	05/15/18	730	999,644
United States Treasury Inflation Index Bonds,
0.875%(b)	04/15/10	2,012	1,945,366
1.625%	01/15/15	1,435	1,372,458
1.875%	07/15/13-07/15/15	2,779	2,721,660
2.00%	04/15/12-01/15/26	8,672	8,477,882
2.375%	04/15/11-01/15/27	3,994	4,025,786
2.50%	07/15/16	1,212	1,234,501
2.625%	07/15/17	533	549,078
3.00%	07/15/12	1,639	1,706,173
3.375%	01/15/12-04/15/32	850	960,291
3.50%	01/15/11	844	880,556
3.625%	04/15/28	1,269	1,545,291
3.875%	01/15/09-04/15/29	2,606	3,023,402
4.25%	01/15/10	817	855,771
United States Treasury Notes,
3.50%	02/15/10	530	523,955
3.875%	05/15/09	1,190	1,188,420
4.125%	08/15/08-08/31/12	380	378,556
4.50%(b)	04/30/09	6,375	6,428,792
4.75%	08/15/17	2,250	2,280,236
United States Treasury Strips, I/O,
Zero	11/15/18-05/15/20	18,435	10,406,255

			79,972,153

TOTAL LONG-TERM BONDS
(cost $993,648,061)			987,909,781

TOTAL LONG-TERM INVESTMENTS
(cost $3,059,869,792)			3,472,510,949

SHORT-TERM INVESTMENTS — 23.0%
U.S. Government Treasury Obligation — 0.1%
United States Treasury Bill(e)
(cost $3,966,044)
3.82%	12/20/07	4,000	3,967,308

		Shares
Affiliated Money Market Mutual Funds — 22.9%
Dryden Core Investment Fund — Short-Term Bond Series(d)		17,508,937	171,062,315
Dryden Core Investment Fund — Taxable Money Market Series
(cost $703,795,642; includes $348,254,613 of cash collateral received for securities on loan)(c)(d)		703,795,642	703,795,642

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS
(cost $878,634,382)			874,857,957

TOTAL SHORT-TERM INVESTMENTS
(cost $882,600,426)			878,825,265
TOTAL INVESTMENTS — 113.9%
(cost $3,942,470,218)			4,351,336,214
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (13.9%)			(531,938,516)

TOTAL NET ASSETS — 100.0%			$3,819,397,698

The following abbreviations are used in portfolio descriptions:

I/O — Interest Only

M.T.N. — Medium Term Note

TBA — To Be Announced

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $332,711,448; cash collateral of $348,254,613 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a security that has been deemed illiquid.
(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at September 30, 2007	Value at Trade Date	Unrealized Appreciation
Long Positions:
19	2-Yr. U.S. T-Notes	Dec. 07	$3,933,891	$3,919,823	$14,068
1,557	5-Yr. U.S. T-Notes	Dec. 07	166,647,656	166,214,273	433,383
359	10-Yr. U.S. T-Notes	Dec. 07	39,231,969	39,224,823	7,146
123	S&P 500 Index	Dec. 07	47,296,575	45,651,688	1,644,887
207	U.S. Long Bond	Dec. 07	23,048,157	23,041,849	6,308

					$2,105,792

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	07/03/2012	$5,000	5.50777%	3 month LIBOR	$139,833
Merrill Lynch Capital Services, Inc.(a)	08/14/2012	8,920	5.20857	3 month LIBOR	(136,730)
Morgan Stanley Capital Services, Inc.(a)	09/12/2012	3,660	4.7357	3 month LIBOR	(25,256)
Morgan Stanley Capital Services, Inc.(a)	09/25/2012	3,700	4.94079	3 month LIBOR	12,721
Merrill Lynch Capital Services, Inc.(b)	08/08/2017	8,180	5.43443	3 month LIBOR	151,400

					$141,968

(a)	The Portfolio pays the floating rate and receives the fixed rate.
(b)	The Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	$3,500	0.30%	PPG Industries, Inc.,	$(12,220)
				7.05%, 08/15/09
Citibank NA(a)	09/20/2012	3,200	0.32	Altria Group, Inc.,	(4,055)
				7.00%, 11/04/13
Morgan Stanley Capital Services, Inc.(a)	09/20/2012	2,700	0.45	Sara Lee Corp.,	(27,880)
				6.125%, 11/01/32
Barclays Bank PLC(a)	09/20/2012	2,900	0.595	Fortune Brands, Inc.,	11,907
				6.25%, 04/01/08
JPMorgan Chase Bank(a)	09/20/2012	2,275	1.52	Residential Capital LLC,	541,909
				6.50%, 04/17/13
JPMorgan Chase Bank(a)	06/20/2014	1,150	0.65	Bunge Ltd. Finance Corp.,	3,643
				5.35%, 04/15/14
Credit Suisse International(a)	09/20/2017	3,000	0.99	Gannett Co., Inc.,	(977)
				6.375%, 04/01/12

Barclays Bank PLC(a)	09/25/2035	1,000	3.35	Accredited Mortgage Loan Trust,	249,192
				Ser. 2005-3, Class M9,
				7.02%, 09/25/35
Credit Suisse International(a)	11/25/2035	1,000	2.17	Residential Asset Mortgage Products, Inc.,	399,163
				Ser. 2005-EFC6, Class M9,
				7.57%, 11/25/35
Merrill Lynch Capital Services(a)	02/25/2036	1,000	3.67	HIS Asset Securitization Corp. Trust,	547,930
				Ser. 2006-OPT3, Class M8,
				6.52%, 02/25/36
Merrill Lynch Capital Services(b)	03/25/2036	1,000	3.72	Ameriquest Mortgage Securities, Inc.,	484,980
				Ser. 2006-R1, Class M9
				7.82%, 03/25/36
Merrill Lynch Capital Services(a)	03/25/2036	1,000	9.00	AmeriQuest Mortgage Securities, Inc.,	(378,500)
				Ser. 2006-R1, Class M9,
				7.82%, 03/25/36
Deutsche Bank AG(a)	04/25/2036	1,000	1.30	Accredited Mortgage Loan Trust,	83,183
				Ser. 2006-1, Class M8
				6.0225%, 04/25/36
Merrill Lynch Capital Services(a)	04/25/2036	1,000	1.98	Accredited Mortgage Loan Trust,	465,878
				Ser. 2006-1, Class M9,
				7.42%, 04/25/36
Deutsche Bank AG(a)	06/25/2036	1,000	2.52	Residential Asset Securities Corp.,	719,130
				Ser. 2006-EMX4, Class M9,
				7.32%, 06/25/36
Merrill Lynch Capital Services(a)	06/25/2036	1,000	3.20	GSAMP Trust,	694,800
				Ser. 2006-NC2, Class M8,
				7.82%, 03/25/36
Credit Suisse International(a)	09/25/2036	1,000	3.13	Countrywide Asset-Backed Certificates,	400,428
				Ser. 2005-16, Class BV,
				7.57%, 05/25/36
Merrill Lynch Capital Services(a)	09/25/2036	1,000	3.77	First Franklin Mortgage Loan,	693,072
				Asset-Backed Certificates,
				Ser. 2006-FF9, Class M9,
				7.22%, 06/25/36
Citibank, NA(a)	03/25/2037	1,000	3.75	Countrywide Asset-Backed Certificates,	483,750
				Ser. 2006-18, Class M7,
				6.12%, 03/25/37
JPMorgan Chase Bank(a)	10/12/2052	1,000	0.76	CMBX-NA BBB 1	36,534
JPMorgan Chase Bank(a)	10/12/2052	1,250	0.76	CMBX-NA BBB 1	14,474

					$5,406,341

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS

Australia 3.8%
Allco Finance Group Ltd.	98,471	$808,249
AWB Ltd.	271,500	592,653
BHP Billiton PLC	95,400	3,771,303
BlueScope Steel Ltd.	218,400	2,083,322
Commonwealth Bank of Australia	38,800	1,941,463
CSR Ltd.	173,200	477,973
Macquarie Bank Ltd.	49,700	3,722,153
OneSteel Ltd.	383,277	2,346,698
Pacific Brands Ltd.	460,600	1,267,013
QBE Insurance Group Ltd.	118,500	3,554,106
Quantas Airways Ltd.	582,700	2,885,191
Santos Ltd.	82,000	1,095,080
Telstra Corp. Ltd.	341,300	1,320,438
Toll Holdings Ltd.	204,300	2,376,656
Woolworths Ltd.	221,400	5,836,812
WorleyParsons Ltd.	95,200	3,582,619
Zinifex Ltd.	84,000	1,320,804

		38,982,533

Austria 0.3%
Raiffeisen International Bank Holding AG	11,500	1,680,831
Voestalpine AG	9,500	820,916

		2,501,747

Belgium 0.7%
AGFA-Gevaert NV	25,400	488,956
Fortis	74,100	2,181,929
InBev NV	54,100	4,903,244

		7,574,129

Bermuda 0.5%
Covidien Ltd.	36,700	1,523,050
Tyco Electronics Ltd.	47,900	1,697,097
Tyco International Ltd.	36,500	1,618,410

		4,838,557

Brazil 1.1%
Cia Vale do Rio Doce, ADR(b)	217,500	7,379,775
Petroleo Brasileiro SA, ADR (Common Shares)(b)	23,889	1,803,620
Petroleo Brasilerio SA, ADR (Preference Shares)(b)	33,400	2,160,980

		11,344,375

Canada 1.0%
AbitibiBowater, Inc.(b)	33,700	502,804
Brookfield Asset Management, Inc. (Class A Stock)	83,700	3,210,330
Rogers Communications, Inc.	89,700	4,083,463
Shoppers Drug Mart Corp.	50,400	2,755,494

		10,552,091

Chile 0.1%
Cencosud SA, ADR, 144A	23,000	1,359,755

China 2.0%
China Communications Construction Co. Ltd.	1,124,600	2,673,400
China Merchants Bank Co. Ltd.(a)	1,093,500	4,803,672
China Oilfield Services Ltd.	1,800,000	4,144,664
Country Garden Holdings Co. Ltd.(a)	948,000	1,612,143
Industrial & Commercial Bank of China(a)	9,354,000	6,557,793
Shandong Weigao Group Medical Polymer Co. Ltd.	412,000	1,057,844

		20,849,516

Denmark 0.2%
Danske Bank A/S	36,600	1,485,941
H Lundbeck A/S	22,400	608,428

		2,094,369

Egypt 0.2%
Egyptian Financial Group—Hermes Holding Co.	252,000	2,055,238

Finland 0.6%
Nokia Oyj	77,400	2,942,412
Perlos Oyj	73,300	536,196
Rautaruukki Oyj	31,500	1,908,533
Tietoenator Oyj	25,500	572,331

		5,959,472

France 6.1%
Arkema(a)	530	32,278
AXA SA	69,600	3,114,329
BNP Paribas	41,600	4,552,160
Cie Generale D’Optique Essilor International SA	43,200	2,710,434
Ciments Francais SA	5,200	914,110
CNP Assurances	10,300	1,317,590
Compagnie Generale des Etablissements Michelin (Class B Stock)	20,200	2,715,647
Credit Agricole SA	41,000	1,581,443
Eurazeo	14,752	2,174,021
Iliad SA	15,500	1,436,417
L’Oreal SA	42,300	5,549,202
Natixis	57,000	1,263,885
Peugeot SA	33,400	2,756,623
Rallye SA	13,400	955,382
Renault SA	11,800	1,709,872
Sanofi-Aventis	41,400	3,505,443
Schneider Electric SA	45,400	5,735,773

Societe Generale	5,300	889,367
Thales SA	13,700	803,101
Thomson	80,000	1,218,326
Total SA	29,100	2,366,043
Total SA, ADR	71,700	5,809,850
Valeo SA	30,700	1,708,158
Veolia Environnement	60,875	5,242,113
Vivendi	38,000	1,603,901

		61,665,468

Germany 3.5%
BASF AG	39,300	5,456,014
Daimler AG	31,900	3,217,793
Deutsche Bank AG	30,000	3,864,592
Deutsche Boerse AG	27,600	3,749,057
Hannover Rueckversicherung AG	25,500	1,292,654
Heidelberger Druckmaschinen AG	46,100	2,021,382
Muenchener Rueckversicherungs-Gesellschaft AG	6,500	1,245,704
Q-Cells AG(a)	22,700	2,324,088
Siemens AG	44,400	6,093,770
ThyssenKrupp AG	60,200	3,828,545
TUI AG	26,800	726,473
Volkswagen AG	9,300	2,103,238

		35,923,310

Greece 0.3%
Motor Oil Hellas Corinth Refineries SA	3,200	84,872
National Bank of Greece SA, ADR(b)	224,600	2,899,586

		2,984,458

Hong Kong 2.1%
Chaoda Modern Agriculture	1,203,600	978,505
China Mobile Ltd.	407,500	6,672,981
China Mobile Ltd., ADR	7,700	631,708
Citic Pacific Ltd.	523,500	3,340,121
Esprit Holdings Ltd.	228,700	3,633,264
HongKong Electric Holdings Ltd.	312,500	1,624,034
Li & Fung Ltd.	823,600	3,496,183
Nine Dragons Paper Holdings Ltd.	472,000	1,475,408

		21,852,204

India 0.3%
HDFC Bank Ltd., ADR	23,700	2,538,981

Indonesia 0.1%
Bank Rakyat Indonesia	1,950,500	1,407,687

Ireland 0.4%
Allied Irish Banks PLC	77,300	1,873,833
Irish Life & Permanent PLC	86,900	1,930,587

		3,804,420

Italy 1.6%
ENI SpA	121,400	4,499,117
Finmeccanica SpA	11,800	343,758
Fondiaria-Sai SpA	26,800	1,258,429
Indesit Co SpA	51,100	880,947
Intesa Sanpaolo SpA	237,900	1,836,941
Saipem SpA	148,500	6,335,639
Unione di Banche Italiane SCPA	33,200	892,384

		16,047,215

Japan 9.8%
Aeon Mall Co. Ltd.	56,400	1,723,449
Alpine Electronics, Inc.	41,600	612,782
Alps Electric Co. Ltd.	49,700	597,966
Asahi Breweries Ltd.	200	3,047
Asahi Kasei Corp.	226,100	1,826,673
Cosmo Oil Co. Ltd.	303,300	1,446,989
Daiwa Securities Group, Inc.	89,400	851,466
Denki Kagaku Kogyo K K	224,900	1,262,878
Fanuc Ltd.	38,200	3,894,328
Fuji Heavy Industries Ltd.	347,000	1,525,574
Fukuoka Financial Group, Inc.	476,000	2,788,909
Hokkaido Electric Power Co., Inc.	49,500	1,070,888
Honda Motor Co. Ltd.	95,400	3,205,885
Honeys Co. Ltd.	14,300	425,769
Hosiden Corp.	5,700	85,253
Jupiter Telecommunications Co. Ltd.(a)	2,370	1,840,456
Kansai Electric Power Co., Inc. (The)	61,600	1,407,740
KK DaVinci Advisors(a)	941	706,989
Komatsu Ltd.	112,800	3,790,606
Kurabo Industries Ltd.	173,100	430,998
Kyushu Electric Power Co., Inc.	26,400	698,698
Marubeni Corp.	248,700	2,282,069
Matsushita Electric Industrial Co., Ltd.	54,000	1,013,102
Mitsubishi Chemical Holdings, Inc.	162,000	1,410,351
Mitsubishi Tanabe Pharma Corp.	85,600	1,080,573
Mitsui Chemicals, Inc.	148,000	1,470,143
NGK Insulators Ltd.	135,000	4,348,583
Nifco, Inc.	33,400	799,634
Nintendo Co. Ltd.	12,800	6,663,824
Nippon Oil Corp.	258,200	2,398,463
Nippon Paper Group, Inc.	400	1,236,234
Nippon Shokubai Co., Ltd.	16,000	155,731
Nippon Telegraph and Telephone Corp.	600	2,805,032
Nipro Corp.	57,000	1,126,453
Nissan Motor Co. Ltd.	317,000	3,176,485
Nomura Holdings, Inc.	154,100	2,583,873
NTT DoCoMo, Inc.	2,200	3,141,079
OJI Paper Co. Ltd.	155,000	750,272
Okasan Holdings, Inc.	63,100	366,410
ORIX Corp.	22,200	5,063,684
Promise Co. Ltd.	5,100	124,320
Rengo Co. Ltd.	92,900	626,801
Ricoh Co. Ltd.	95,600	2,022,444
Santen Pharmaceutical Co. Ltd.	26,700	668,285
Sanwa Holdings Corp.	281,000	1,575,449

Seiko Epson Corp.	4,200	104,026
Shin-Etsu Chemical Co. Ltd.	36,200	2,502,311
Sumitomo Corp.	115,400	2,230,340
Sumitomo Realty & Development Co. Ltd.	97,000	3,411,657
Sumitomo Trust & Banking Co. Ltd. (The)	73,000	552,274
Suruga Bank Ltd.	202,000	2,467,296
Takefuji Corp.	19,000	377,138
Toppan Printing Co. Ltd.	85,000	875,419
Toyota Motor Corp.	42,900	2,532,207
Toyota Motor Corp., ADR	53,938	6,303,196
Yokohama Rubber Co. Ltd. (The)	174,300	1,304,993

		99,747,494

Mexico 0.8%
America Movil—Ser. L, ADR.(b)	128,309	8,211,776

Netherlands 1.6%
Aegon NV	56,800	1,087,744
Heineken NV, ADR	132,745	4,343,907
ING Groep NV	87,500	3,884,092
OCE NV	85,700	1,801,278
Royal Dutch Shell PLC, ADR	28,400	2,333,912
Royal KPN NV	172,200	2,988,313

		16,439,246

New Zealand 0.2%
Air New Zealand Ltd.	579,427	1,084,551
Fisher & Paykel Appliances Holdings Ltd.	319,700	862,476

		1,947,027

Norway 0.2%
Norsk Hydro ASA	54,500	2,370,554

Russia 0.1%
PIK Group, GDR, 144A(a)	49,900	1,402,190

Singapore 1.1%
CapitaLand Ltd.	1,125,000	6,172,164
MobileOne Ltd.	390,330	538,658
Neptune Orient Lines Ltd.	313,800	1,119,583
Singapore Airlines Ltd.	178,266	2,232,075
Wilmar International Ltd.	490,000	1,207,270

		11,269,750

South Africa 0.4%
MTN Group Ltd.	160,700	2,437,570
Naspers Ltd.	48,900	1,355,853

		3,793,423

South Korea 0.2%
Samsung Electronics Co. Ltd., GDR	5,450	1,709,938

Spain 1.7%
Banco Bilbao Vizcaya Argentaria SA	137,000	3,211,624
Banco Santander SA	228,800	4,446,868
Inditex SA	61,500	4,144,491
Repsol YPF SA	93,200	3,329,094
Telefonica SA	55,700	1,559,114

		16,691,191

Sweden 0.7%
Electrolux AB, Ser. B	83,600	1,770,829
Husqvarna AB, Ser. A	17,130	218,641
Nordea Bank AB	244,700	4,264,336
Volvo AB(Class B Stock)	44,800	780,373

		7,034,179

Switzerland 4.8%
ABB Ltd.	309,700	8,155,811
Actelion Ltd.(a)	9,900	548,465
Baloise Holding AG	13,600	1,376,062
Ciba Specialty Chemicals AG	11,600	591,333
Credit Suisse Group	68,700	4,561,314
EFG International(a)	35,200	1,656,826
Geberit AG	7,700	1,007,266
Georg Fischer AG(a)	2,500	1,721,065
Julius Baer Holding AG	31,500	2,355,229
Kuehne & Nagel International AG	24,500	2,411,595
Nestle SA	14,800	6,648,400
Nobel Biocare Holding AG	4,250	1,150,795
Rieter Holding AG	2,200	1,190,466
Roche Holdings AG	22,250	4,034,335
SGS SA	1,586	1,811,793
Swiss Reinsurance	32,600	2,903,689
Swisscom AG	6,200	2,357,784
UBS AG	19,400	1,043,109
Verwalt & Privat-Bank AG	2,578	624,433
Zurich Financial Services AG	10,400	3,119,777

		49,269,547

Taiwan 0.6%
HON HAI Precision Industry Co. Ltd., GDR	331,578	4,923,933
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	132,400	1,339,888

		6,263,821

United Kingdom 11.0%
Acergy SA	55,600	1,652,659
Alliance & Leicester PLC(a)	76,000	1,231,525
AstraZeneca PLC	85,000	4,259,043
Aviva PLC(a)	60,000	903,511
Barclays PLC	299,200	3,645,421
Beazley Group PLC	411,400	1,540,351
BG Group PLC	390,100	6,752,284
BP PLC	452,600	5,255,146

Bradford & Bingley PLC(a)	178,100	1,104,106
Brit Insurance Holdings PLC	227,200	1,587,462
British Sky Broadcasting PLC	164,900	2,344,822
BT Group PLC	756,400	4,751,101
Capita Group PLC	200,683	2,972,717
Carphone Warehouse Group PLC	171,300	1,221,418
Davis Service Group PLC	69,100	757,080
DS Smith PLC	308,000	1,176,835
DSG International PLC	566,000	1,563,344
GKN PLC	302,000	2,187,331
GlaxoSmithKline PLC	55,000	1,459,510
HBOS PLC	210,900	3,946,069
Legal & General Group PLC	498,500	1,362,624
Lloyds TSB Group PLC	346,200	3,842,653
Man Group PLC	263,600	2,985,158
Northern Foods PLC(a)	211,500	422,991
Old Mutual PLC	319,100	1,046,561
Reckitt Benckiser PLC	118,600	6,969,049
Rolls-Royce Group PLC	525,687	5,619,761
Rotork PLC	48,800	1,008,430
Royal & Sun Alliance Insurance Group PLC	300,200	948,950
Royal Bank of Scotland Group PLC (The)(a)	257,100	2,761,631
Royal Dutch Shell PLC (Class B Stock)	211,400	8,702,366
Standard Chartered PLC	57,600	1,885,588
Tate & Lyle PLC	71,300	587,164
Taylor Wimpey PLC	148,300	836,683
Tesco PLC(a)	753,000	6,767,233
Tomkins PLC	113,100	525,861
Tullow Oil PLC	178,700	2,179,090
Vedanta Resources PLC	83,600	3,472,215
Vodafone Group PLC	1,594,200	5,756,942
Xstrata PLC	59,900	3,975,685

		111,968,370

United States 38.5%
3M Co.	24,000	2,245,920
Air Products & Chemicals, Inc.	14,043	1,372,844
Alltel Corp.	18,200	1,268,176
Altria Group, Inc.	19,400	1,348,882
American Express Co.	29,900	1,775,163
American International Group, Inc.	53,100	3,592,215
Ameriprise Financial, Inc.	32,100	2,025,831
Amgen, Inc.(a)	19,700	1,114,429
Amylin Pharmaceuticals, Inc.(a)(b)	69,351	3,467,550
Anheuser-Busch Cos., Inc.	72,400	3,619,276
Apple, Inc.(a)	52,978	8,134,242
AT&T, Inc.	257,237	10,883,697
Avon Products, Inc.	63,000	2,364,390
Baker Hughes, Inc.	58,900	5,322,793
Bank of America Corp.	91,700	4,609,759
Bank of New York Mellon Corp. (The)	61,400	2,710,196
Boeing Co.	48,208	5,061,358
Boston Scientific Corp.(a)(b)	66,800	931,860
Cameron International Corp.(a)	18,394	1,697,582
CBS Corp. (Class B Stock)	29,400	926,100
Chevron Corp.	65,700	6,148,206
Cisco Systems, Inc.(a)	192,969	6,389,204

Citigroup, Inc.	69,000	3,220,230
Coca-Cola Co. (The)	47,100	2,706,837
Comcast Corp. (Class A Stock)(a)(b)	314,501	7,604,634
CVS Caremark Corp.	56,675	2,246,030
Dell, Inc.(a)	61,000	1,683,600
Devon Energy Corp.	8,677	721,926
Discover Financial Services	34,800	723,840
Dow Jones & Co., Inc.	30,800	1,838,760
Duke Energy Corp.	76,700	1,433,523
E.I. du Pont de Nemours & Co.(b)	48,000	2,378,880
Entergy Corp.	27,900	3,021,291
Exxon Mobil Corp.	65,100	6,025,656
Fannie Mae	58,888	3,580,979
FedEx Corp.	29,959	3,138,205
Fifth Third Bancorp	58,700	1,988,756
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)(b)	29,479	3,092,052
Genentech, Inc.(a)	98,596	7,692,460
General Dynamics Corp.	85,774	7,245,330
General Electric Co.	172,400	7,137,360
General Mills, Inc.	28,600	1,659,086
General Motors Corp.(b)	39,700	1,456,990
Genworth Financial, Inc.	83,000	2,550,590
Goldman Sachs Group, Inc. (The)	50,632	10,973,980
Google, Inc. (Class A Stock)(a)	4,967	2,817,630
H&R Block, Inc.	100,800	2,134,944
Hartford Financial Services Group, Inc.	19,700	1,823,235
Hewlett-Packard Co.	69,827	3,476,686
Home Depot, Inc. (The)(b)	96,100	3,117,484
Illinois Tool Works, Inc.	48,200	2,874,648
Intel Corp.	325,004	8,404,603
International Business Machines Corp.	27,000	3,180,600
International Paper Co.(b)	82,500	2,959,275
Johnson & Johnson	48,400	3,179,880
JPMorgan Chase & Co.	117,500	5,383,850
Juniper Networks, Inc.(a)	28,702	1,050,780
Kraft Foods, Inc. (Class A Stock)	30,800	1,062,908
Las Vegas Sands Corp.(a)(b)	69,251	9,239,468
Lehman Brothers Holdings, Inc.	77,033	4,755,247
Liberty Media Holdings Corp.—Capital (Class A Stock)(a)	16,400	2,047,212
Liberty Media Holdings Corp.—Interactive (Class A Stock)(a)	76,600	1,471,486
Lincoln National Corp.	22,500	1,484,325
Lockheed Martin Corp.	74,758	8,110,495
Lowe’s Cos., Inc.	177,308	4,968,170
Marsh & McLennan Cos., Inc.(b)	129,300	3,297,150
Mastercard, Inc. (Class A Stock)(b)	40,278	5,959,936
McDonald’s Corp.	158,750	8,647,113
Merck & Co., Inc.	77,000	3,980,130
Merrill Lynch & Co., Inc.	27,900	1,988,712
MGM Mirage(a)	38,717	3,462,848
Microsoft Corp.	136,800	4,030,128
Monsanto Co.	89,813	7,700,567
Morgan Stanley	43,951	2,768,913
Murphy Oil Corp.	42,800	2,991,292
New York Times Co. (The) (Class A Stock)(b)	59,100	1,167,816
Newell Rubbermaid, Inc.	74,000	2,132,680
NiSource, Inc.	67,900	1,299,606
Nucor Corp.	10,100	600,647

Pfizer, Inc.	130,200	3,180,786
Praxair, Inc.	91,780	7,687,493
Procter & Gamble Co.	14,800	1,041,032
Qwest Communications International, Inc.(a)(b)	142,500	1,305,300
RadioShack Corp.(b)	19,000	392,540
Raytheon Co.	40,700	2,597,474
Schering-Plough Corp.	157,297	4,975,304
Schlumberger Ltd.	111,376	11,694,480
Southwest Airlines Co.	157,900	2,336,920
Spectra Energy Corp.	58,700	1,436,976
Sprint Nextel Corp.	129,500	2,460,500
St. Joe Co. (The)(b)	20,900	702,449
State Street Corp.	35,100	2,392,416
Station Casinos, Inc.	13,622	1,191,653
Time Warner, Inc.	202,500	3,717,900
Transocean, Inc.(a)(b)	23,353	2,640,057
U.S. Bancorp	98,900	3,217,217
Union Pacific Corp.	76,322	8,628,965
UnitedHealth Group, Inc.	257,866	12,488,451
Verizon Communications, Inc.	56,600	2,506,248
Viacom, Inc. (Class B Stock)(a)	32,200	1,254,834
Wal-Mart Stores, Inc.	53,500	2,335,275
Walt Disney Co. (The)	50,400	1,733,256
Waste Management, Inc.	70,400	2,656,896
Wells Fargo & Co.	123,879	4,412,570
Wyeth	49,000	2,182,950
Wynn Resorts Ltd.(a)	78,188	12,319,302
Yum! Brands, Inc.	132,140	4,470,296

		392,660,672

TOTAL LONG-TERM INVESTMENTS
(cost $775,751,094)		985,114,703

SHORT-TERM INVESTMENT 7.5% Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series
(cost $77,112,198; includes $50,071,644 of cash collateral received for securities on loan)(c)(d)	77,112,198	77,112,198

TOTAL INVESTMENTS(e) 104.1%
(cost $852,863,292)		1,062,226,901
LIABILITIES IN EXCESS OF OTHER ASSETS (4.1%)		(42,188,976)

NET ASSETS 100.0%		$1,020,037,925

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $47,970,298; cash collateral of $50,071,644 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(e)	As of September 30, 2007, one security representing $5,619,761 and 0.6% of the net assets was fair valued in accordance with policies adopted by the Board of Trustees.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2007 were as follows:

Commercial Banks	7.9%
Affiliated Money Market Mutual Fund (including 4.9% of collateral received for securities on loan)	7.5
Oil, Gas & Consumable Fuels	6.6
Capital Markets	5.4
Insurance	4.2
Hotels Restaurants & Leisure	3.9
Energy Equipment & Services	3.6
Metals & Mining	3.6
Wireless Telecommunication Services	3.5
Chemicals	3.4
Pharmaceuticals	3.3
Diversified Telecommunication	3.1
Aerospace & Defense	2.9
Automobiles	2.7
Media	2.7
Diversified Financial Services	2.6
Food & Staples Retailing	2.2
Industrial Conglomerates	2.1
Machinery	1.9
Real Estate Management & Development	1.9
Specialty Retail	1.9
Computers & Peripherals	1.6
Electrical Equipment	1.6
Beverages	1.5
Biotechnology	1.3
Food Products	1.2
Health Care Providers & Services	1.2
Semiconductors & Semiconductor equipments	1.1
Software	1.1
Communications Equipment	1.0
Auto Components	0.9
Commercial Services & Supplies	0.9
Electric Utilities	0.9
Electronic Equipment & Instruments	0.9
Household Durables	0.9
Airlines	0.8
Consumer Finance	0.8
Health Care Equipment & Supplies	0.8
Household Products	0.8
Personal Products	0.8
Road & Rail	0.8
Paper & Forest Products	0.7
IT Services	0.6
Multi-Utilities	0.6
Air Freight & Logistics	0.5
Distributors	0.5
Thrifts & Mortgage Finance	0.5
Marine	0.4
Office Electronics	0.4
Trading Companies & Distributors	0.4
Building Products	0.3
Construction & Engineering	0.3
Internet Software & Services	0.3
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Construction Materials	0.1
Health Care Technology	0.1
Internet & Catalog Retail	0.1
Tobacco	0.1

104.1
Liabilities in excess of other assets	(4.1)

100.0%

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.9%
Asset Backed Securities 3.7%
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.65%	09/20/19	$1,500	$1,496,016
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20	10/01/16	3,716	3,840,923
Series 1997-20A, Class 1	7.15	01/01/17	3,235	3,347,797
Series 1997-20G, Class 1	6.85	07/01/17	1,184	1,222,180
Series 1998-20I, Class 1	6.00	09/01/18	2,452	2,503,461

				12,410,377

Collateralized Mortgage Obligations 6.8%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50	09/15/17	2,819	2,820,017
Series 2501, Class MC	5.50	09/15/17	1,943	1,970,304
Series 2513, Class HC	5.00	10/15/17	2,339	2,276,403
Series 2518, Class PV	5.50	06/15/19	1,920	1,889,791
Federal National Mortgage Association,
Series 2002-18, Class PC	5.50	04/25/17	5,000	5,072,773
Series 2002-57, Class ND	5.50	09/25/17	2,226	2,254,690
Series 2002-94, Class HQ	4.50	01/25/18	6,419	6,112,931
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2003-E, Class A1(a)	5.441	10/25/28	166	165,250
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17	02/25/34	553	556,167

				23,118,326

Commercial Mortgage Backed Securities 6.9%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1(b)	7.64	02/15/32	414	419,135
Series 2004-T16, Class A5	4.60	02/13/46	4,200	4,040,049
Series 2006-T22, Class A4(a)	5.6318	04/12/38	2,700	2,718,264
First Union National Bank Commercial Mortgage Trust,
Series 2000-C2, Class A1	6.94	10/15/32	27	27,210
Series 2000-C1, Class A1	7.739	05/17/32	163	163,760
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3	4.608	01/10/40	6,800	6,601,262
Series 2006-GG8, Class A4	5.56	11/10/39	1,700	1,701,272
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB	5.843	05/12/39	1,500	1,517,647
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5, Class A4	5.378	08/12/48	2,000	1,964,856
Morgan Stanley Capital I,
Series 2005-T19, Class AAB	4.852	06/12/47	1,375	1,342,964
Series 2006-IQ11, Class A4(a)	5.7736	10/15/42	2,800	2,850,265
Morgan Stanley Dean Witter I,
Series 2001-TOP1, Class A2	6.32	02/15/33	238	237,487

				23,584,171

Corporate Bonds 0.4%
DEPFA ACS Bank, 144A(c)	5.125	03/16/37		1,520	1,420,932

Foreign Government Bonds 1.2%
Buoni Poliennali Del Tes	4.00	02/01/37	EUR	565	693,994
Deutsche Bundesrepublik, Series 05	4.00	01/04/37	EUR	850	1,099,210
Hungary Government Bonds	8.00	02/12/15	HUF	198,540	1,206,864
Poland Government Bond, Series 1015	6.25	10/24/15	PLN	2,660	1,040,078

					4,040,146

Mortgage Backed Securities 59.0%
Federal Home Loan Mortgage Corp.(a)	3.533	05/01/34		1,736	1,725,956
Federal Home Loan Mortgage Corp.(a)	3.786	06/01/34		4,190	4,152,199
Federal Home Loan Mortgage Corp.	5.00	06/01/33		4,113	3,937,036
Federal Home Loan Mortgage Corp.	5.00	TBA 30 YR		6,202	5,931,963
Federal Home Loan Mortgage Corp.	5.50	TBA 30 YR		16,500	16,154,524
Federal Home Loan Mortgage Corp.	6.00	09/01/34		622	624,549
Federal Home Loan Mortgage Corp.	6.50	06/01/08-09/01/32		830	848,826
Federal Home Loan Mortgage Corp.	7.00	08/01/11-10/01/32		755	771,965
Federal National Mortgage Association(a)	3.498	06/01/34		11,899	11,848,284
Federal National Mortgage Association(a)	3.596	07/01/33		5,731	5,780,724
Federal National Mortgage Association(a)	3.795	04/01/34		724	712,023
Federal National Mortgage Association(a)	4.045	08/01/33		2,829	2,779,283
Federal National Mortgage Association(a)	4.244	04/01/34		1,979	1,967,753
Federal National Mortgage Association(a)	4.488	06/01/34		1,643	1,641,919
Federal National Mortgage Association	4.50	TBA 15 YR		5,000	4,814,060
Federal National Mortgage Association(a)	4.873	10/01/34		2,772	2,749,399
Federal National Mortgage Association(a)	4.963	06/01/36		4,169	4,160,184
Federal National Mortgage Association	5.00	07/01/18-12/01/31		8,979	8,817,350
Federal National Mortgage Association	5.00	TBA 15 YR		10,000	9,800,000
Federal National Mortgage Association	5.00	TBA 30 YR		5,500	5,243,910
Federal National Mortgage Association	5.50	01/01/17-04/01/36		44,850	44,015,984
Federal National Mortgage Association	6.00	11/01/14-01/01/36		8,023	8,053,697
Federal National Mortgage Association	6.00	TBA 30 YR		3,000	3,039,375
Federal National Mortgage Association	6.00	TBA 30 YR		26,900	26,933,626
Federal National Mortgage Association(a)	6.276	03/01/11		1,150	1,184,604
Federal National Mortgage Association	6.50	11/01/09-10/01/32		4,350	4,453,940
Federal National Mortgage Association	6.50	TBA 30 YR		3,000	3,051,564
Federal National Mortgage Association	7.00	02/01/12-01/01/36		1,900	1,968,920
Federal National Mortgage Association	7.50	10/01/07-10/01/12		184	189,438
Federal National Mortgage Association	8.00	03/01/22-05/01/26		65	68,776
Federal National Mortgage Association	9.00	02/01/25-04/01/25		230	249,887
Government National Mortgage Association	5.00	07/15/33-04/15/34		4,070	3,944,028

Government National Mortgage Association	5.50	03/15/34-03/15/36	4,336	4,279,261
Government National Mortgage Association	6.50	07/15/32-08/15/32	877	898,340
Government National Mortgage Association	7.00	03/15/23-08/15/28	2,009	2,106,398
Government National Mortgage Association	7.50	12/15/25-02/15/26	379	398,357
Government National Mortgage Association	8.50	09/15/24-04/15/25	505	546,217

				199,844,319

U.S. Government Agency Obligations 13.3%
Federal Home Loan Bank	4.375	10/22/10	2,695	2,689,136
Federal Home Loan Bank(d)	4.875	05/17/17	7,535	7,463,832
Federal Home Loan Mortgage Corp., M.T.N.	5.35	11/14/11	1,210	1,220,620
Federal National Mortgage Association(d)	4.375	09/13/10	7,465	7,451,727
Federal National Mortgage Association	5.30	02/22/11	14,630	14,671,418
FICO Strip Principal	Zero	05/11/18	4,000	2,349,232
Tennessee Valley Authority, Series B	4.375	06/15/15	9,850	9,478,783

				45,324,748

U.S. Government Treasury Securities 4.6%
United States Treasury Bonds(d)	4.75	02/15/37	355	350,091
United States Treasury Note	4.75	08/15/17	8,235	8,345,662
United States Inflation Index	2.00	04/15/12	1,607	1,594,862
United States Treasury Notes	4.125	08/15/08	15	14,999
United States Treasury Notes	4.875	04/30/08	8	8,033
United States Treasury Strips	Zero	05/15/20-05/15/21	10,100	5,230,129

				15,543,776

TOTAL LONG-TERM INVESTMENTS
(cost $326,293,979)				325,286,795

	Shares
SHORT-TERM INVESTMENTS 23.7%
Affiliated Mutual Funds 23.7%
Dryden Core Investment Fund—Short Term Bond Series
(cost $50,204,449)(f)	5,047,611	49,315,163
Dryden Core Investment Fund—Taxable Money Market Series
(cost $31,269,034; includes $15,509,063 of cash collateral received for securities on loan)(Note 4)(e)(f)	31,269,034	31,269,034

TOTAL AFFILIATED MUTUAL FUNDS
(cost $81,473,483)		80,584,197

	Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
Iceland Krona, expiring 06/03/08 @ 66.25	342,000	17,548
Iceland Krona, expiring 08/05/08 @ 67.75	336,900	20,844

Total call options		38,392

Put Options
Polish Zloty, expiring 07/03/08 @ 2.76	337,300	16,801

TOTAL OPTIONS PURCHASED
(cost $46,632)		55,193

TOTAL SHORT-TERM INVESTMENTS
(cost $81,520,115)		80,639,390

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT
(cost $407,814,094)		405,926,185

	Interest Rate	Maturity Date	Principal Amount (000)

SECURITY SOLD SHORT (3.5)%
Mortgage Backed Securities
Federal Home Loan Mortgage Corp.
(proceeds received $11,796,563)	5.50%	TBA 30 YR	$12,000	(11,752,500)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT 116.1%
(cost $396,017,531)				394,173,685
LIABILITIES IN EXCESS OF OTHER ASSETS(g) (16.1%)				(54,620,192)

Total Net Assets 100.0%				$339,553,493

The following abbreviations are used in portfolio descriptions:

EUR — Euro

FICO — Financing Corporation

GBP — British Pound

HUF — Hungarian Forint

JPY — Japanese Yen

M.T.N. — Medium Term Note

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

TBA — To Be Announced

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2007.
(b)	Security segregated as collateral for futures contracts.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	All or portion of security is on loan. The aggregate market value of such securities is $15,204,448; cash collateral of $15,509,063 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open futures contracts outstanding as of September 30, 2007

Number of Contracts	Type	Expiration Date	Value at September 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
2	Long-Term U.K. Gilt	Dec. 2007	$437,597	$438,555	$(958)
6	Australian 10 Yr. Bond	Dec. 2007	499,587	506,630	(7,043)
15	2 Yr. Euro Schatz	Dec. 2007	2,210,783	2,212,010	(1,227)
30	Australian 3 Yr. Bond	Dec. 2007	2,491,282	2,497,317	(6,035)
62	U.S. 5 Yr. Notes	Dec. 2007	6,635,938	6,633,108	2,830
102	U.S. 30 Yr. Notes	Dec. 2007	11,357,063	11,340,459	16,604

					4,171

Short Positions:
9	U.S. 10 Yr. Notes	Dec. 2007	983,531	981,049	(2,482)
16	10 Yr. Euro-Bund	Dec. 2007	2,570,805	2,578,256	7,451
91	U.S. 2 Yr. Notes	Dec. 2007	18,841,266	18,788,544	(52,722)

					(47,753)

					$(43,582)

Forward foreign currency exchange contracts outstanding as of September 30, 2007:

Purchase Contracts:	Notional Amount (000)		Value at Settlement Date Payable	Value at September 30, 2007	Unrealized Appreciation
Australian Dollar expiring 10/22/07	AUD	205	$175,170	$181,670	$6,500
Japanese Yen expiring 10/25/07	JPY	6,566	57,330	57,345	15
New Zealand Dollar expiring 10/23/07	NZD	896	655,244	677,221	21,977
British Pound expiring 10/25/07	GBP	124	249,870	253,275	3,405
Swedish Krona expiring 10/24/07	SEK	6,817	1,043,227	1,058,780	15,553

					$47,450

Sales Contracts:	Notional Amount (000)		Value at Settlement Date Receivable	Value at September 30, 2007	Unrealized (Depreciation)
Euros
expiring 10/25/07	EUR	313	$440,283	$446,238	$(5,955)
expiring 10/25/07	EUR	806	1,135,176	1,150,531	(15,355)
Hungarian Forint expiring 10/24/07	HUF	188,998	1,055,972	1,071,995	(16,023)
New Zealand Dollar expiring 10/23/07	NZD	230	170,500	173,828	(3,328)
Polish Zloty expiring 10/24/07	PLN	2,808	1,047,605	1,062,847	(15,242)
Swedish Krona expiring 10/24/07	SEK	6,817	1,041,184	1,058,780	(17,596)

					(73,499)

					$(26,049)

Interest rate swap agreements outstanding as of September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services (1)	7/3/12		8,000	5.50777%	3 Month LIBOR	$223,732
Morgan Stanley Capital Services (1)	12/22/16	NZD	1,465	6.8075%	3 Month NZD-BBR-FRA	(35,596)
Morgan Stanley Capital Services (1)	3/2/17	NZD	1,465	6.86%	3 Month NZD-BBR-FRA	(52,072)
JPMorgan Chase Bank (2)	5/17/17	NZD	1,700	7.325%	3 Month NZD-BBR-FRA	(3,030)
Merrill Lynch Capital Services (1)	8/2/17		2,250	5.52959%	3 Month LIBOR	58,279
Morgan Stanley Capital Services (1)	8/23/17		8,750	5.4445%	3 Month LIBOR	215,354
Merrill Lynch Capital Services (2)	8/8/17		12,325	5.43443%	3 Month LIBOR	228,118
Merrill Lynch Capital Services (1)	8/14/12		4,440	5.20857%	3 Month LIBOR	(68,224)
Morgan Stanley Capital Services (1)	9/12/12		3,930	4.7357%	3 Month LIBOR	(27,120)

						$539,441

(1)	The Portfolio pays the floating rate and receives the fixed rate.
(2)	The Portfolio pays the fixed rate and receives the floating rate.

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 93.7%
CORPORATE BONDS 92.8%

Aerospace/Defense 2.6%
Bombardier, Inc., Notes (Canada)(j)	Ba2	6.30%	05/01/14	$1,000	$980,000
DRS Technologies, Inc., Gtd. Notes(b)	B1	6.625%	02/01/16	4,600	4,542,500
DRS Technologies, Inc., Gtd. Notes	B3	6.875%	11/01/13	2,000	2,000,000
DRS Technologies, Inc., Gtd. Notes	B3	7.625%	02/01/18	4,375	4,462,500
Esterline Technologies Corp., Sr. Notes	Ba3	6.625%	03/01/17	750	742,500
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75%	06/15/13	4,500	4,567,500
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	6,800	6,953,000
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba3	6.375%	10/15/15	5,200	5,109,000
L-3 Communications Corp., Sr. Unsec’d. Notes	Ba3	6.125%	01/15/14	1,180	1,156,400
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	2,000	1,920,000
Sequa Corp., Sr. Notes	B2	9.00%	08/01/09	4,957	5,155,280
Sequa Corp., Sr. Notes, Ser. B	B2	8.875%	04/01/08	3,475	3,509,750
TransDigm, Inc., Gtd. Notes	B3	7.75%	07/15/14	3,025	3,055,250

					44,153,680

Airlines 0.5%
AMR Corp., Notes, MTN	CCC+(g)	10.40%	03/10/11	1,000	1,013,750
AMR Corp., Notes, MTN	CCC+(g)	10.40%	03/15/11	1,000	1,013,750
AMR Corp., Notes, MTN	NR	10.55%	03/12/21	1,425	1,396,500
Calair Capital Corp., Gtd. Notes	B3	8.125%	04/01/08	2,828	2,828,000
Continental Airlines, Inc., Pass-thru Certs.,
Ser. 98-1, Class B	Ba2	6.748%	03/15/17	1,300	1,258,044
Ser. 99-2, Class B	Ba2	7.566%	03/15/20	468	458,649

					7,968,693

Automotive 3.6%
Ford Motor Co., Bank Loan(f)	Ba3	8.21%	12/12/13	12,903	12,497,503
Ford Motor Credit Co., Notes	B1	7.875%	06/15/10	19,130	18,700,033
Ford Motor Credit Co., Sr. Notes(b)	B1	9.875%	08/10/11	4,225	4,279,372
General Motors Corp., Notes(b)	Caa1	7.20%	01/15/11	17,175	16,402,125
General Motors Corp., Sr. Notes(b)	Caa1	7.125%	07/15/13	1,125	1,032,188
Goodyear Tire & Rubber Co., Sr. Notes	Ba3	9.00%	07/01/15	27	28,823
Lear Corp., Sr. Notes, Ser. B(b)	B3	8.75%	12/01/16	2,175	2,044,500
TRW Automotive, Inc., Gtd. Notes(j)	Ba3	7.25%	03/15/17	4,675	4,558,125
Visteon Corp., Sr. Notes(b)	Caa2	7.00%	03/10/14	2,595	2,017,613

					61,560,282

Banking 0.7%
Banco BMG SA, Notes (Brazil)(j)	Ba1	9.15%	01/15/16	5,000	5,300,000
Halyk Savings Bank of Kazakhstan, Notes (Kazakhstan)(j)	Baa2	8.125%	10/07/09	1,305	1,334,493

HSBK Europe BV, Gtd. Notes (Netherlands)(j)	Baa2	7.25%	05/03/17	3,500		3,115,000
Kazkommerts International BV, Gtd. Notes (Netherlands)(b)(j)	Baa2	7.00%	11/03/09	1,685		1,613,388

						11,362,881

Building Materials & Construction 1.2%
Goodman Global Holdings, Inc., Sr. Notes, Ser. B(h)	B1	8.36%	06/15/12	1,759		1,741,410
K Hovnanian Enterprises, Inc., Gtd. Notes(b)	Ba3	6.25%	01/15/15	2,080		1,580,800
K Hovnanian Enterprises, Inc., Gtd. Notes(b)	Ba3	10.50%	10/01/07	4,375		4,375,000
KB Home, Notes	Ba1	6.375%	08/15/11	700		644,000
KB Home, Sr. Sub. Notes	Ba2	8.625%	12/15/08	2,800		2,789,500
Nortek, Inc., Sr. Sub. Notes	B3	8.50%	09/01/14	6,350		5,508,625
Toll Corp., Sr. Sub. Notes(b)	Ba2	8.25%	02/01/11	4,150		4,025,500

						20,664,835

Cable 4.4%
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	10.00%	05/15/14	2,517		2,177,205
Charter Communications Holdings I LLC, Gtd. Notes(b)	NR	11.00%	10/01/15	3,265		3,346,625
Charter Communications Holdings I LLC, Gtd. Notes	Caa3	11.125%	01/15/14	1,515		1,378,650
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	11.75%	05/15/14	3,150		2,913,750
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	13.50%	01/15/14	1,000		980,000
Charter Communications Holdings I LLC, Sec’d. Notes	Caa2	11.00%	10/01/15	7,828		7,925,849
Charter Communications Holdings II LLC, Gtd. Notes(b)	NR	10.25%	10/01/13	4,145		4,321,163
Charter Communications Holdings II LLC, Sr. Notes(b)	Caa1	10.25%	09/15/10	3,725		3,808,813
Charter Communications Holdings II LLC, Sr. Notes, Ser. B	Caa1	10.25%	09/15/10	1,000		1,040,000
Charter Communications Holdings LLC, Bank Loan(f)	B1	7.36%	09/06/14	8,500		8,198,708
Charter Communications Operating LLC, Sr. Notes(b)(j)	B3	8.375%	04/30/14	3,920		3,939,600
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa2	8.375%	03/15/13	100	(i)	112
CSC Holdings, Inc., Debs.	B2	7.625%	07/15/18	3,800		3,629,000
CSC Holdings, Inc., Debs.	B2	7.875%	02/15/18	800		776,000
CSC Holdings, Inc., Debs., Ser. B	B2	8.125%	08/15/09	5,450		5,545,374
CSC Holdings, Inc., Sr. Notes	B2	7.875%	12/15/07	3,775		3,779,719
CSC Holdings, Inc., Sr. Notes, Ser. B	B2	7.625%	04/01/11	350		350,875
CSC Holdings, Inc., Sr. Notes, Ser. B(b)	B2	8.125%	07/15/09	2,410		2,452,175
Insight Communications Co., Inc., Sr. Notes	B3	12.25%	02/15/11	2,000		2,065,000
Mediacom Broadband LLC, Sr. Notes(b)	B3	8.50%	10/15/15	1,975		1,979,938
Mediacom LLC, Sr. Notes	B3	9.50%	01/15/13	875		885,938
UPC Broadbank Holding BV, Bank Loan(f)	Ba3	7.11%	12/31/14	5,000		4,778,125
Videotron Ltee, Gtd. Notes (Canada)	Ba1	6.375%	12/15/15	3,450		3,243,000
Videotron Ltee, Gtd. Notes (Canada)	Ba1	6.875%	01/15/14	3,570		3,507,525
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.125%	08/15/16	1,275		1,322,813

						74,345,957

Capital Goods 6.5%
Actuant Corp., Sr. Notes(b)(j)	Ba2	6.875%	06/15/17	3,375	3,324,375
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50%	01/15/13	2,400	2,304,000
Allied Waste of North America, Inc., Sec’d Notes, Ser. B(b)	B1	5.75%	02/15/11	5,320	5,226,900
Allied Waste of North America, Inc., Sr. Notes	B1	6.875%	06/01/17	500	502,500
Allied Waste of North America, Inc., Sr. Notes	B1	7.25%	03/15/15	900	918,000
Allied Waste of North America, Inc., Sr. Notes	B1	7.875%	04/15/13	675	696,938
Ashtead Capital, Inc., Notes(b)(j)	B1	9.00%	08/15/16	4,875	4,807,969
Ashtead Holdings PLC Sec’d. Notes (United Kingdom)(b)(j)	B1	8.625%	08/01/15	4,300	4,181,750
Avis Budget Car Rental LLC, Gtd. Notes	Ba3	7.625%	05/15/14	1,835	1,802,888
Baldor Electric Co., Sr. Notes(b)	B3	8.625%	02/15/17	2,500	2,612,500
Blount, Inc., Sr. Sub. Notes(b)	B2	8.875%	08/01/12	8,865	9,009,056
Capital Safety Group Ltd., Bank Loan(f)	B1	7.63%	07/20/15	2,728	2,680,579
Capital Safety Group Ltd., Bank Loan(f)	B1	8.13%	07/20/16	7,272	7,108,062
Columbus Mckinnon Corp., Sr. Sub. Notes	B2	8.875%	11/01/13	5,300	5,459,000
GrafTech Finance, Inc., Gtd. Notes	B2	10.25%	02/15/12	6,139	6,399,908
Hertz Corp., Gtd. Notes	B2	10.50%	01/01/16	950	1,026,000
Hertz Corp., Sr. Notes(b)	B1	8.875%	01/01/14	11,211	11,547,329
Invensys PLC, Sr. Notes (United Kingdom)(j)	B2	9.875%	03/15/11	360	378,900
Johnsondiversey Holdings, Inc., Disc. Notes	Caa1	10.67%	05/15/13	4,331	4,374,310
Johnsondiversey, Inc., Gtd. Notes, Ser. B(b)	B3	9.625%	05/15/12	2,715	2,755,725
Mobile Mini, Inc., Sr. Notes	B1	6.875%	05/01/15	2,800	2,723,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	8,675	8,978,625
Rental Service Corp., Gtd. Notes(b)	Caa1	9.50%	12/01/14	5,175	4,942,125
Stena AB, Sr. Notes (Sweden)	Ba3	7.50%	11/01/13	5,175	5,200,875
Terex Corp., Gtd. Notes	Ba3	7.375%	01/15/14	2,790	2,831,850
United Rentals North America, Inc., Gtd. Notes	B1	6.50%	02/15/12	1,120	1,134,000
United Rentals North America, Inc., Sr. Sub. Notes(b)	B3	7.75%	11/15/13	3,150	3,244,500
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875%	05/01/14	4,920	4,907,700
Williams Scotsman, Inc., Sr. Notes	B2	8.50%	10/01/15	295	324,500

					111,403,864

Chemicals 3.6%
Arco Chemical Co., Debs.	B1	10.25%	11/01/10	1,000	1,070,000
Equistar Chemicals LP, Gtd. Notes	B1	10.125%	09/01/08	6,892	7,115,990
Equistar Chemicals LP, Sr. Notes	B1	10.625%	05/01/11	1,227	1,282,215
Huntsman International LLC, Gtd. Notes	Ba1	11.625%	10/15/10	5,301	5,619,060
Ineos Group Holdings PLC, Notes (United Kingdom)(b)(j)	B3	8.50%	02/15/16	1,700	1,627,750
Koppers, Inc., Gtd. Notes	B2	9.875%	10/15/13	8,380	8,861,850
Lyondell Chemical Co., Gtd. Notes(b)	B1	6.875%	06/15/17	4,500	4,882,500
Lyondell Chemical Co., Gtd. Notes	B1	8.25%	09/15/16	3,375	3,805,313
Lyondell Chemical Co., Gtd. Notes	Ba2	10.50%	06/01/13	4,050	4,353,750
Momentive Performance Materials, Sr. Notes(b)(j)	B3	9.75%	12/01/14	9,010	8,919,899
Momentive Performance Materials, Inc., Sr. Sub. Notes(b)(j)	Caa2	11.50%	12/01/16	1,625	1,608,750
Mosaic Co., Sr. Notes(j)	Ba1	7.375%	12/01/14	2,375	2,493,750
Mosaic Co., Sr. Notes(b)(j)	Ba1	7.625%	12/01/16	2,375	2,532,344
Nalco Co., Sr. Notes(b)	B1	7.75%	11/15/11	5,480	5,589,600

Nalco Co., Sr. Sub. Notes(b)	B3	8.875%	11/15/13	1,720	1,806,000

					61,568,771

Consumer 3.2%
Levi Strauss & Co., Sr. Unsub. Notes	B2	9.75%	01/15/15	4,870	5,113,500
Mac-Gray Corp., Sr. Notes	B2	7.625%	08/15/15	2,950	2,950,000
Playtex Products, Inc., Gtd. Notes	NR	9.375%	06/01/11	8,010	8,280,338
Playtex Products, Inc., Sec’d. Notes	Ba3	8.00%	03/01/11	315	331,538
Realogy Corp., Sr. Notes(b)(j)	Caa1	10.50%	04/15/14	1,950	1,662,375
Realogy Corp., Sr. Notes, PIK(b)(j)	Caa1	11.00%	04/15/14	3,500	2,883,125
Realogy Corp., Sr. Sub. Notes(j)	Caa2	12.375%	04/15/15	22,950	17,327,249
Service Corp. International, Debs.	B1	7.875%	02/01/13	2,000	2,062,650
Service Corp. International, Sr. Notes	B1	6.75%	04/01/16	4,975	4,819,531
Service Corp. International, Sr. Notes	B1	7.00%	06/15/17	2,100	2,063,250
Stewart Enterprises, Inc., Sr. Notes	Ba3	6.25%	02/15/13	3,450	3,355,125
Travelport LLC, Gtd. Notes(b)	Caa1	11.875%	09/01/16	2,240	2,346,400
West Corp. Sr. Sub. Notes(b)	Caa1	11.00%	10/15/16	1,520	1,596,000

					54,791,081

Electric 7.3%
AES Corp., Sec’d. Notes(j)	Ba3	8.75%	05/15/13	5,695	5,958,394
AES Corp., Sec’d. Notes(b)(j)	Ba3	9.00%	05/15/15	1,625	1,706,250
AES Corp., Sr. Notes(b)	B1	9.375%	09/15/10	6,700	7,068,499
AES Corp., Sr. Notes	B1	9.50%	06/01/09	1,325	1,378,000
AES Eastern Energy LP, Pass-thru-Certs.,
Ser. 99-A	Ba1	9.00%	01/02/17	2,758	2,910,052
Ser. 99-B	Ba1	9.67%	01/02/29	2,000	2,240,000
Aquila, Inc., Sr. Notes	Ba3	9.95%	02/01/11	204	222,209
CMS Energy Corp., Sr. Notes(b)	Ba1	8.50%	04/15/11	1,310	1,406,822
CMS Energy Corp., Sr. Notes	NR	9.875%	10/15/07	4,725	4,730,412
Dynegy Holdings, Inc., Debs.	B2	7.125%	05/15/18	675	615,938
Dynegy Holdings, Inc., Sr. Notes	B2	6.875%	04/01/11	528	518,760
Dynegy Holdings, Inc., Sr. Notes(j)	B2	7.50%	06/01/15	3,575	3,449,875
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(b)	B2	8.375%	05/01/16	5,370	5,396,850
Edison Mission Energy, Sr. Notes(b)(j)	B1	7.00%	05/15/17	7,500	7,387,499
Edison Mission Energy, Sr. Notes(j)	B1	7.625%	05/15/27	855	825,075
Edison Mission Energy, Sr. Unsec’d. Notes(b)	B1	7.75%	06/15/16	3,750	3,881,250
Empresa Nacional de Electricidad S.A., Notes (Chile)	Baa3	8.625%	08/01/15	4,700	5,373,007
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	1,422	1,528,516
Intergen NV, Sec’d. Notes (Netherlands)(j)	Ba3	9.00%	06/30/17	6,275	6,588,750
Midwest Generation LLC, Pass-thru Certs., Ser. A	Baa3	8.30%	07/02/09	2,885	2,935,158
Midwest Generation LLC, Pass-thru Certs., Ser. B	Baa3	8.56%	01/02/16	1,102	1,179,071
Mirant Americas Generation LLC, Sr. Notes	Caa1	8.30%	05/01/11	6,225	6,287,250
Mirant Corp., Sr. Notes(c)(f)(j)	NR	7.40%	07/15/49	1,825	18
Mirant North America LLC, Sr. Notes	B2	7.375%	12/31/13	3,350	3,400,250
Nevada Power Co., Gen Ref. Mtge. Notes, Ser. A	Baa3	8.25%	06/01/11	1,675	1,820,189
NRG Energy, Bank Loan(f)	Ba1	7.35%	02/01/13	5,629	5,498,833
NRG Energy, Bank Loan(f)	Ba1	7.35%	02/01/13	2,343	2,288,574
NRG Energy, Bank Loan(f)	B2	8.098%	06/08/14	1,802	1,763,060
NRG Energy, Inc., Gtd. Notes(b)	B1	7.375%	02/01/16	10,250	10,275,625
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	4,300	4,300,000

Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,355	5,863,725
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(f)(g)	Ba2	9.237%	07/02/17	1,562	1,679,555
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	Ba2	9.681%	07/02/26	250	288,750
Reliant Energy, Inc., Sr. Notes(b)	B3	7.875%	06/15/17	5,050	5,081,563
Sierra Pacific Resources, Inc., Sr. Notes(b)	Ba3	8.625%	03/15/14	1,530	1,619,539
TECO Energy, Inc., Sr. Notes	Ba1	7.50%	06/15/10	3,800	3,976,107
TXU Corp., Sr. Notes, Ser. P	Caa1	5.55%	11/15/14	950	766,185
TXU Corp., Sr. Notes, Ser. Q(b)	Caa1	6.50%	11/15/24	1,430	1,146,145
UtiliCorp Finance, Gtd. Notes (Canada)(b)	Ba3	7.75%	06/15/11	1,990	2,096,153

					125,451,908

Energy — Integrated 0.2%
TNK-BP Finance SA, Gtd. Notes (Luxembourg)(j)	Baa2	7.50%	07/18/16	3,000	2,979,300

Energy — Other 3.3%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.50%	08/15/17	1,275	1,239,938
Chesapeake Energy Corp., Gtd. Notes(b)	Ba2	7.75%	01/15/15	3,054	3,141,803
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%	06/15/15	3,950	3,875,938
Chesapeake Energy Corp., Sr. Notes(b)	Ba2	7.00%	08/15/14	2,350	2,364,688
Chesapeake Energy Corp., Sr. Notes(b)	Ba2	7.50%	06/15/14	1,000	1,025,000
Compagnie Generale De Geophysique-Veritas, Gtd. Notes (France)(b)	Ba3	7.50%	05/15/15	780	803,400
Forest Oil Corp., Sr. Notes	B1	7.25%	06/15/19	4,000	4,000,000
Forest Oil Corp., Sr. Notes(b)(j)	B1	8.00%	06/15/08	440	444,400
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	6.625%	09/01/14	675	663,187
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	7,100	6,940,250
OPTI Canada, Inc., Gtd. Notes(j)	B1	8.25%	12/15/14	2,715	2,735,363
Parker Drilling Co., Sr. Notes	B2	9.625%	10/01/13	4,030	4,312,099
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%	07/15/13	4,975	5,248,624
Petroplus Finance Ltd., Gtd. Notes (Bermuda)(j)	B1	6.75%	05/01/14	2,850	2,736,000
Petroplus Finance Ltd., Gtd. Notes (Bermuda)(j)	B1	7.00%	05/01/17	1,675	1,591,250
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65%	03/15/17	6,430	6,011,181
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%	03/15/17	1,000	935,000
Pogo Producing Co., Sr. Sub. Notes(b)	B1	6.875%	10/01/17	1,092	1,097,460
Pogo Producing Co., Sr. Unsec’d. Notes	B1	6.625%	03/15/15	2,275	2,280,688
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%	07/15/14	1,525	1,563,125
Tesero Corp., Gtd. Notes	Ba1	6.25%	11/01/12	55	55,138
Tesoro Corp., Gtd. Notes	Ba1	6.625%	11/01/15	1,175	1,175,000
Tesoro Corp., Sr. Notes(b)(j)	Ba1	6.50%	06/01/17	2,150	2,133,875

					56,373,407

Foods 2.6%
Ahold Finance USA, Inc., Gtd. Notes(b)	Baa3	6.875%	05/01/29	1,780	1,884,951
Ahold Finance USA, Inc., Notes(b)	Baa3	8.25%	07/15/10	1,120	1,210,816
Albertson’s LLC, Debs.(b)	B1	7.45%	08/01/29	3,775	3,633,830
Albertson’s LLC, Debs.	B1	8.70%	05/01/30	2,050	2,212,620
Albertson’s LLC, Sr. Notes	B1	7.50%	02/15/11	1,900	1,936,516
Aramark Corp., Sr. Notes(b)	B3	8.50%	02/01/15	8,500	8,669,999
Carrols Corp., Gtd. Notes	Caa1	9.00%	01/15/13	500	475,000
Dean Foods Co., Gtd. Notes	B1	7.00%	06/01/16	910	864,500

Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,830	2,872,450
Dole Food Co., Inc., Gtd. Notes	Caa1	7.25%	06/15/10	1,757	1,660,365
National Beef Packing Co., LLC, Sr. Notes	Caa1	10.50%	08/01/11	4,284	4,348,260
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75%	02/01/12	1,590	1,590,000
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes	B1	7.625%	05/01/15	450	456,750
Smithfield Foods, Inc., Sr. Notes, Ser. B	Ba3	8.00%	10/15/09	2,040	2,106,300
Stater Brothers Holdings, Sr. Notes(b)	B2	7.75%	04/15/15	3,500	3,465,000
Stater Brothers Holdings, Sr. Notes	B2	8.125%	06/15/12	2,890	2,944,188
SUPERVALU, Inc., Sr. Notes(b)	B1	7.50%	11/15/14	3,375	3,434,063

					43,765,608

Gaming 6.1%
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	6.75%	04/15/14	3,559	3,487,820
Caesars Entertainment, Inc., Sr. Sub. Notes(b)	Ba1	8.125%	05/15/11	4,430	4,518,600
CCM Merger, Inc., Notes(j)	B3	8.00%	08/01/13	9,940	9,691,499
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Notes(j)	B3	12.00%	10/15/15	3,050	2,977,563
Fountainebleau Las Vegas Holdings LLC, Mortgage Backed(j)	Caa1	10.25%	06/15/15	7,750	7,265,624
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	5.50%	07/01/10	1,200	1,152,000
Harrah’s Operating Co., Inc., Gtd. Notes(b)	Baa3	5.625%	06/01/15	7,350	5,843,250
Harrah’s Operating Co., Inc., Gtd. Notes(b)	Baa3	6.50%	06/01/16	775	631,625
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B3	7.00%	03/01/14	1,750	1,566,250
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	845	864,013
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375%	02/15/10	581	608,598
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%	10/01/09	7,965	7,905,262
MGM Mirage, Inc., Gtd. Notes	Ba2	6.875%	04/01/16	5,000	4,837,500
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	7.50%	06/01/16	6,000	5,962,500
MGM Mirage, Inc., Gtd Notes	Ba2	7.625%	01/15/17	2,225	2,202,750
MGM Mirage, Inc., Gtd. Notes	B1	8.375%	02/01/11	5,967	6,220,598
MGM Mirage, Inc., Gtd Notes(b)	Ba2	8.50%	09/15/10	1,200	1,254,000
MGM Mirage, Inc., Sr. Notes	Ba2	5.875%	02/27/14	2,750	2,533,438
MGM Mirage, Inc., Sr. Notes	Ba2	6.75%	09/01/12	750	737,813
Mohegan Tribal Gaming Authority, Sr. Notes(b)	Baa3	6.125%	02/15/13	3,750	3,571,875
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba2	8.00%	04/01/12	2,845	2,901,900
Mohegan Tribal Gaming Authority, Sr. Sub. Notes(f)	Ba2	8.375%	07/01/11	400	414,000
River Rock Entertainment Authority (The), Sec’d. Notes	B2	9.75%	11/01/11	1,000	1,032,500
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.25%	05/01/12	5,125	5,163,438
Shingle Springs Tribal Gaming Authority, Sr. Notes(b)(j)	B3	9.375%	06/15/15	4,100	4,141,000
Station Casinos, Inc., Sr. Notes	Ba2	6.00%	04/01/12	6,760	6,421,999
Station Casinos, Inc., Sr. Sub. Notes(b)	Ba3	6.50%	02/01/14	1,500	1,320,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.625%	03/15/18	1,000	837,500
Station Casinos, Inc., Sr. Unsec’d. Notes(b)	Ba2	7.75%	08/15/16	2,000	1,980,000
Trump Entertainment Resorts, Inc., Sec’d. Notes(b)	Caa1	8.50%	06/01/15	1,835	1,527,638
Wimar Opco LLC, Sr. Sub. Notes(j)	Caa1	9.625%	12/15/14	6,700	5,192,500

					104,765,053

Healthcare & Pharmaceutical 8.9%
Accellent, Inc., Gtd. Notes	Caa2	10.50%	12/01/13	13,063	12,083,274
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	7.25%	12/15/12	2,775	2,657,063

Columbia/HCA Healthcare Corp., Debs.	Caa1	7.50%	12/15/23	600	489,568
Columbia/HCA Healthcare Corp., MTN	Caa1	8.70%	02/10/10	1,800	1,832,445
Columbia/HCA Healthcare Corp., MTN	Caa1	9.00%	12/15/14	4,365	4,256,565
Community Health Systems, Inc., Bank Loan(f)	Ba3	7.61%	07/25/14	619	606,961
Community Health Systems, Inc., Bank Loan(f)	Ba3	7.61%	07/25/14	9,381	9,203,039
Community Health Systems, Inc., Sr. Notes(b)(j)	B3	8.875%	07/15/15	10,900	11,199,750
Concentra, Inc., Bank Loan(f)	Caa1	10.86%	06/25/15	2,000	1,945,000
DaVita, Inc.	B1	6.625%	03/15/13	1,400	1,389,500
Elan Finance PLC, Gtd. Notes (Ireland)(h)	B3	9.557%	11/15/11	1,020	1,012,350
Elan Finance PLC, Sr. Unsec’d. Notes (Ireland)	B3	8.875%	12/01/13	4,500	4,421,250
Hanger Orthopedic Group, Inc., Sr. Notes	Caa1	10.25%	06/01/14	4,500	4,612,500
HCA, Inc., Bank Loan(f)	Ba3	8.256%	11/17/13	16,168	15,837,391
HCA, Inc., Sec’d Notes, PIK(b)(j)	B2	9.625%	11/15/16	11,025	11,769,187
HCA, Inc., Sec’d Notes(j)	B2	9.25%	11/15/16	6,875	7,304,688
HCA, Inc., Sr. Unsec’d. Notes(b)	Caa1	8.75%	09/01/10	2,200	2,227,500
Medco Health Solutions, Inc., Sr. Notes	Baa3	7.25%	08/15/13	455	479,427
Mylan Laboratories, Inc., Notes	Ba1	6.375%	08/15/15	1,700	1,825,375
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%	04/01/14	500	498,750
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125%	06/01/13	2,500	2,287,500
PTS Acquisition Corp., Bank Loan(f)	Ba3	7.61%	04/10/14	6,983	6,668,288
PTS Acquisition Corp., Sr. Notes, PIK(b)(j)	Caa1	9.50%	04/15/15	4,950	4,677,750
Res-Care, Inc., Sr. Notes(f)	B1	7.75%	10/15/13	4,800	4,752,000
Select Medical Corp., Gtd. Notes(b)	B3	7.625%	02/01/15	1,925	1,722,875
Senior Housing Properties Trust, Sr. Notes	Ba2	7.875%	04/15/15	3,300	3,448,500
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	3,730	4,009,750
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00%	01/15/14	6,957	7,600,523
Surgical Care Affiliates, Inc., Sr. Sub. Notes(b)(j)	Caa1	10.00%	07/15/17	3,300	3,168,000
Tenet Healthcare Corp., Sr. Notes(b)	Caa1	9.25%	02/01/15	2,710	2,391,575
Ventas Realty LP, Gtd. Notes	Ba1	7.125%	06/01/15	1,550	1,581,000
Ventas Realty LP, Gtd. Notes	Ba1	8.75%	05/01/09	1,400	1,445,500
Ventas Realty LP, Gtd. Notes	Ba1	9.00%	05/01/12	3,648	3,967,200
Viant Holdings, Inc., Gtd Notes(j)	Caa1	10.125%	07/15/17	9,559	8,889,870

					152,261,914

Healthcare Insurance 0.1%
Coventry Health Care, Inc., Sr. Notes(b)	Ba1	6.125%	01/15/15	1,000	991,922

Lodging 1.7%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%	06/01/11	6,275	6,620,125
Gaylord Entertainment Co., Sr. Notes	B3	8.00%	11/15/13	2,000	2,027,500
Hilton Hotels Corp., Sr. Notes	Ba1	7.50%	12/15/17	450	539,160
Host Marriott LP, Sr. Notes	Ba1	6.75%	06/01/16	5,100	5,049,000
Host Marriott LP, Sr. Notes(b)	BB(g)	6.875%	11/01/14	925	922,688
Host Marriott LP, Sr. Notes(b)	Ba1	7.125%	11/01/13	3,890	3,919,175
Host Marriott LP, Sr. Notes, Ser. M(b)	Ba1	7.00%	08/15/12	8,150	8,211,125
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)(b)	Ba1	6.875%	12/01/13	1,300	1,284,356
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75%	02/02/11	1,150	1,226,344

					29,799,473

Media & Entertainment 8.5%
AMC Entertainment, Inc., Gtd Notes(b)	B2	11.00%	02/01/16	2,465	2,625,225
AMC Entertainment, Inc., Gtd. Notes, Ser. B	Ba3	8.625%	08/15/12	2,125	2,183,438
AMC Entertainment, Inc., Sr. Sub. Notes	B2	8.00%	03/01/14	675	642,938

Cinemark, Inc., Sr. Disc. Notes(k)	B3	9.75%	03/15/14	3,050	2,882,250
Clear Channel Communications, Inc., Debs.	Baa3	6.875%	06/15/18	625	495,569
Clear Channel Communications, Inc., Sr. Notes(b)	Baa3	5.50%	09/15/14	1,735	1,362,260
Clear Channel Communications, Inc., Sr. Notes	Baa3	5.75%	01/15/13	4,725	3,954,735
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.875%	05/15/14	2,550	2,371,500
Dex Media East LLC, Gtd. Notes	B1	12.125%	11/15/12	7,298	7,790,614
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B1	9.875%	08/15/13	7,725	8,217,468
Dex Media, Inc., Notes	B2	8.00%	11/15/13	2,825	2,846,188
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375%	06/15/15	3,659	3,471,476
DirecTV Holdings LLC, Sr. Notes	Ba3	8.375%	03/15/13	425	441,469
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	4,675	4,698,375
Echostar DBS Corp., Gtd. Notes(b)	Ba3	7.00%	10/01/13	1,075	1,099,188
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	8,050	8,271,374
Idearc, Inc., Bank Loan(f)	Ba2	7.50%	11/17/14	8,322	8,187,292
Idearc, Inc., Sr. Notes	B2	8.00%	11/15/16	5,115	5,102,213
Intelsat Bermuda Ltd., Gtd. Notes (Bermuda)(b)	B2	9.25%	06/15/16	2,475	2,567,813
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)	Caa1	11.25%	06/15/16	10,660	11,419,524
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa1	5.25%	11/01/08	1,700	1,657,500
Intelsat Subsidiary Holding Co., Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	7,610	7,724,149
Medianews Group, Inc., Sr. Sub. Notes	B2	6.375%	04/01/14	2,375	1,757,500
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875%	10/01/13	1,375	1,045,000
Morris Publishing Group LLC, Gtd. Notes	B1	7.00%	08/01/13	1,050	821,625
Nielsen Finance LLC, Gtd. Notes	Caa1	10.00%	08/01/14	2,375	2,511,563
Quebecor Media, Inc., Notes (Canada)(j)	B2	7.75%	03/15/16	2,550	2,432,063
Quebecor Media, Inc., Sr. Notes (Canada)(b)	B2	7.75%	03/15/16	2,930	2,794,488
Quebecor World Capital Corp., Sr. Notes (Canada)(j)	B3	8.75%	03/15/16	1,615	1,465,613
Quebecor World Capital Corp., Sr. Notes (Canada)(b)(j)	B3	9.75%	01/15/15	1,530	1,464,975
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-1(b)	B3	6.875%	01/15/13	1,300	1,228,500
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-2	B3	6.875%	01/15/13	7,700	7,276,500
R.H. Donnelley Corp., Sr. Notes(j)	B3	8.875%	10/15/17	2,000	2,030,000
R.H. Donnelley Corp., Sr. Notes, Series A-3	B3	8.875%	01/15/16	1,310	1,334,563
R.H. Donnelley Finance Corp I., Gtd. Notes(j)	B2	10.875%	12/15/12	2,995	3,189,675
R.H. Donnelley, Inc., Gtd. Notes	B2	10.875%	12/15/12	800	852,000
Radio One, Inc., Gtd. Notes, Ser. B(b)	B1	8.875%	07/01/11	3,400	3,366,000
Rainbow National Services LLC, Sr. Notes(j)	B2	8.75%	09/01/12	2,000	2,075,000
Rainbow National Services LLC, Sr. Sub. Debs.(j)	B3	10.375%	09/01/14	205	224,988
Sinclair Broadcast Group, Inc., Gtd. Notes	Ba3	8.00%	03/15/12	42	42,945
Six Flags, Inc., Sr. Notes	Caa1	9.625%	06/01/14	175	144,594
Universal City Florida Holding Co. I/II, Sr. Notes(b)	B3	8.375%	05/01/10	4,050	4,080,375
Univision Communications, Inc., Bank Loan(f)	Ba3	7.45%	09/29/14	242	229,530
Univision Communications, Inc., Bank Loan(f)	Ba3	7.45%	09/29/14	3,758	3,570,470
Univision Communications, Inc., Sr. Notes, PIK(b)(j)	B3	9.75%	03/15/15	7,680	7,487,999
Vertis, Inc., Sec’d. Notes	B1	9.75%	04/01/09	3,765	3,821,475

					145,259,999

Metals 4.9%
AK Steel Corp., Gtd. Notes(b)	B1	7.75%	06/15/12	5,242	5,307,525
Aleris International, Inc., Bank Loan(f)	B2	7.5625%	12/19/13	5,000	4,760,000
Aleris International, Inc., Sr. Notes, PIK(b)	B3	9.00%	12/15/14	2,200	2,035,000
Aleris International, Inc., Sr. Sub. Notes	Caa1	10.00%	12/15/16	2,100	1,858,500
Arch Western Finance LLC, Sr. Notes(b)	B1	6.75%	07/01/13	3,085	3,023,300

Century Aluminum Co., Gtd. Notes	B1	7.50%	08/15/14	6,952	7,021,520
CSN Islands VII Corp., Gtd. Notes (Cayman Islands(j)	BB(g)	10.75%	09/12/08	4,945	5,167,525
FMG Finance Pty Ltd., Sec’d. Notes (Australia)
(cost $4,639,321; purchased 04/23/07- 05/22/07)(b)(j)(l)	Ba3	10.625%	09/01/16	3,900	4,592,250
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17	10,425	11,389,312
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d Notes(h)	Ba3	8.564%	04/01/15	3,500	3,635,625
Gerdau AmeriSteel Corp., Sr. Notes	Ba1	10.375%	07/15/11	4,225	4,436,250
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa3	9.75%	04/01/14	4,771	5,197,733
Massey Energy Co., Sr. Notes	B2	6.625%	11/15/10	250	244,375
Metals USA, Inc., Sec’d. Notes	B3	11.125%	12/01/15	9,575	10,197,374
Novelis, Inc., Sr. Notes (Canada)	B3	7.25%	02/15/15	4,815	4,646,475
PNA Group, Inc., Sr. Notes	B3	10.75%	09/01/16	3,700	3,774,000
Ryerson Tull, Inc., Sr. Notes	B-(g)	8.25%	12/15/11	2,485	2,668,269
Southern Copper Corp., Sr. Notes	Baa2	7.50%	07/27/35	3,550	3,854,278

					83,809,311

Non Captive Finance 2.1%
General Motors Acceptance Corp., Notes(b)	Ba1	6.75%	12/01/14	2,075	1,880,732
General Motors Acceptance Corp., Notes	Ba1	6.875%	09/15/11	11,080	10,544,437
General Motors Acceptance Corp., Notes	Ba1	6.875%	08/28/12	17,700	16,602,317
GMAC LLC, Unsub. Notes	Ba1	6.625%	05/15/12	3,000	2,799,315
Residential Capital LLC, Gtd. Notes	Ba1	7.50%	06/01/12	5,725	4,637,250

					36,464,051

Packaging 2.9%
Ball Corp., Gtd. Notes	Ba1	6.625%	03/15/18	5,205	5,113,913
Berry Plastics Holding Corp., Sec’d. Notes(b)	B3	8.875%	09/15/14	4,600	4,703,500
Berry Plastics Holding Corp., Sec’d. Notes(b)(h)	B3	9.5694%	09/15/14	2,025	2,045,250
Crown Americas LLC, Sr. Notes(b)	B1	7.625%	11/15/13	8,000	8,210,000
Exopack Holding Corp., Sr. Notes	B3	11.25%	02/01/14	4,965	5,188,425
Graham Packaging Co., Inc., Gtd. Notes(b)	Caa1	8.50%	10/15/12	2,950	2,927,875
Graham Packaging Co., Inc., Sub. Notes(b)	Caa1	9.875%	10/15/14	3,025	2,994,750
Greif Brothers Corp., Gtd. Notes	Ba2	6.75%	02/01/17	4,075	4,064,813
Owens-Brockway Glass Container, Inc., Sr. Sec’d. Notes	Ba2	8.75%	11/15/12	10,680	11,173,949
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75%	11/15/13	3,250	3,152,500

					49,574,975

Paper 3.0%
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B3	5.25%	06/20/08	1,617	1,544,235
Bowater Canada Finance, Gtd. Notes (Canada)(b)	B3	7.95%	11/15/11	655	538,738
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	5,025	4,924,499
Catalyst Paper Corp., Gtd. Notes, Ser. D (Canada)	B2	8.625%	06/15/11	6,950	5,420,999
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75%	03/15/10	4,600	4,508,000
Domtar, Inc., Notes (Canada)	B2	5.375%	12/01/13	1,200	1,098,000
Domtar, Inc., Notes (Canada)	B2	7.875%	10/15/11	1,525	1,566,938
Georgia-Pacific Corp., Debs.	B2	9.50%	12/01/11	500	527,500
Georgia-Pacific, Corp., Gtd. Notes
(cost $4,800,000; purchased 12/13/06)(b)(j)(l)	Ba3	7.125%	01/15/17	4,800	4,644,000

Georgia-Pacific Corp., Notes(b)	B2	8.125%	05/15/11	1,440	1,461,600
Glatfelter, Gtd. Notes	Ba2	7.125%	05/01/16	320	318,400
Graphic Packaging International Corp., Sr. Notes	B2	8.50%	08/15/11	3,920	3,988,600
Graphic Packaging International Corp., Sr. Sub. Notes(b)	B3	9.50%	08/15/13	4,625	4,752,188
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	375	296,250
NewPage Corp., Gtd. Notes	B2	10.00%	05/01/12	1,800	1,894,500
Norampac, Inc., Sr. Notes (Canada)(b)	Ba3	6.75%	06/01/13	1,630	1,556,650
Smurfit-Stone Container Enterprises, Inc., Sr. Notes(b)	B3	8.00%	03/15/17	3,215	3,158,738
Smurfit-Stone Container Enterprises, Inc., Sr. Notes(b)	B3	8.375%	07/01/12	4,290	4,290,000
Stone Container Finance, Gtd. Notes	B3	7.375%	07/15/14	1,585	1,513,675
Verso Paper Holdings LLC, Sec’d. Notes, Ser. B(h)	B2	9.106%	08/01/14	430	432,150
Verso Paper Holdings LLC, Sr. Sub. Notes, Ser. B	B3	11.375%	08/01/16	2,250	2,368,125

					50,803,785

Pipelines & Others 2.7%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	05/20/16	3,600	3,501,000
El Paso Corp., Sr. Notes(b)	Ba3	7.75%	01/15/32	1,200	1,218,530
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75%	05/01/14	1,175	1,145,625
Inergy LP, Sr. Notes	B1	6.875%	12/15/14	3,000	2,895,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	1,050	1,084,125
Kinder Morgan Finance Co., Notes	Ba2	5.70%	01/05/16	2,200	1,999,675
Kinder Morgan Finance Co., Notes	Ba2	6.40%	01/05/36	3,825	3,259,638
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125%	06/15/14	1,475	1,512,495
Sonat, Inc., Notes	Ba3	7.625%	07/15/11	1,840	1,904,260
Targa Resources, Inc., Gtd. Notes(j)	B3	8.50%	11/01/13	1,475	1,475,000
Williams Cos., Inc., Debs., Ser. A	Ba2	7.50%	01/15/31	2,075	2,152,813
Williams Cos., Inc., Notes	Ba2	7.125%	09/01/11	4,475	4,637,219
Williams Cos., Inc., Notes(b)	Ba2	7.75%	06/15/31	1,925	2,023,656
Williams Cos., Inc., Notes(b)	Ba2	7.875%	09/01/21	6,230	6,775,125
Williams Cos., Inc., Notes(b)	Ba2	8.75%	03/15/32	1,025	1,180,031
Williams Cos., Inc., Sr. Notes	Ba2	7.625%	07/15/19	525	562,406
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	8.125%	03/15/12	7,445	8,021,987

					45,348,585

Railroads 0.2%
Kansas City Southern Railway, Gtd. Notes	B3	7.50%	06/15/09	2,750	2,780,938

Retailers 1.6%
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50%	12/15/13	2,475	2,518,313
GSC Holdings Corp., Gtd. Notes(b)	Ba3	8.00%	10/01/12	1,195	1,242,800
Michaels Stores, Inc., Sr. Notes(j)	B2	10.00%	11/01/14	4,325	4,433,125
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00%	10/15/15	5,515	5,873,474
Neiman-Marcus Group, Inc., Gtd. Notes(b)	B3	10.375%	10/15/15	1,020	1,111,800
Pantry, Inc., Sr. Sub. Notes	B3	7.75%	02/15/14	3,025	2,919,125
Rite Aid Corp., Sec’d. Notes	B3	8.125%	05/01/10	5,595	5,608,988
Susser Holdings, LLC, Gtd. Notes	B2	10.625%	12/15/13	3,000	3,090,000

					26,797,625

Structure Notes 0.2%
CDX North America High Yield, Ser. 9-T1, Gtd. Notes(b)(j)	B3	8.75%	12/29/12	3,500	3,514,000

Technology 4.5%
Amkor Technology, Inc., Sr. Notes(b)	B1	7.125%	03/15/11	800	776,000
Ampex Corp., Sec’d. Notes, PIK(f)	NR	12.00%	08/15/08	729	546,803
Avago Technologies, Sr. Notes (Singapore)	B2	10.125%	12/01/13	1,160	1,247,000
Avago Technologies, Sr. Sub. Notes (Singapore)(b)	Caa1	11.875%	12/01/15	1,360	1,516,400
First Data Corp., Bank Loan(f)	Ba3	7.981%	09/24/14	10,000	9,632,145
Flextronics International Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.25%	11/15/14	200	187,000
Flextronics International Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.50%	05/15/13	5,690	5,433,950
Freescale Semiconductor, Inc., Sr. Notes(b)	B1	8.875%	12/15/14	2,480	2,393,200
Freescale Semiconductor, Inc., Sr. Notes, PIK	B1	9.125%	12/15/14	19,350	17,898,749
Freescale Semiconductor, Inc., Sr. Sub. Notes(b)	B2	10.125%	12/15/16	1,865	1,734,450
Iron Mountain, Inc., Gtd. Notes(b)	B3	8.625%	04/01/13	6,100	6,176,249
Nortel Networks Corp., Gtd. Notes (Canada)	B3	4.25%	09/01/08	1,022	1,002,838
Nortel Networks Ltd., Gtd. Notes (Canada)(j)	B3	10.125%	07/15/13	1,200	1,234,500
NXP BV, Gtd. Notes (Netherlands)	B3	9.50%	10/15/15	675	629,438
NXP BV, Sec’d. Notes (Netherlands)(b)	Ba3	7.875%	10/15/14	2,035	1,958,688
Open Solutions, Inc., Sr. Sub. Notes(j)	Caa1	9.75%	02/01/15	2,600	2,502,500
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.375%	10/01/11	4,600	4,519,500
Sensata Technologies BV, Sr. Notes (Netherlands)(b)	B3	8.00%	05/01/14	5,600	5,460,000
Serena Software, Inc., Sr. Sub. Notes	Caa1	10.375%	03/15/16	5,840	6,015,199
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	6.75%	11/15/11	1,810	1,814,525
Unisys Corp., Sr. Notes	B2	6.875%	03/15/10	195	189,638
Unisys Corp., Sr. Notes	B2	8.00%	10/15/12	465	440,588
Xerox Corp., Gtd. Notes	Baa3	9.75%	01/15/09	590	619,671
Xerox Corp., Sr. Notes(b)	Baa3	6.875%	08/15/11	1,350	1,401,058
Xerox Corp., Sr. Unsec’d. Notes	Baa3	6.40%	03/15/16	1,525	1,543,863

					76,873,952

Telecommunications 5.3%
Alltel Corp., Sr. Notes	A2	7.00%	07/01/12	525	475,183
Alltel Corp., Sr. Notes	A2	7.875%	07/01/32	1,800	1,458,428
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00%	08/01/11	165	172,425
Centennial Cellullar Operating Co., Gtd Notes	B2	10.125%	06/15/13	1,975	2,093,500
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%	07/15/13	1,275	1,284,563
Cincinnati Bell, Inc., Sr. Sub. Notes(b)	B2	8.375%	01/15/14	1,665	1,660,838
Citizens Communications Co., Notes	Ba2	9.25%	05/15/11	2,475	2,685,375
Citizens Communications Co., Sr. Notes	Ba2	6.25%	01/15/13	4,400	4,290,000
Citizens Communications Co., Sr. Notes(b)	Ba2	9.00%	08/15/31	3,135	3,182,025
Cricket Communications, Inc., Gtd. Notes(b)	Caa1	9.375%	11/01/14	3,525	3,577,875
Cricket Communications, Inc., Gtd. Notes(j)	Caa1	9.375%	11/01/14	3,700	3,755,500
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba2	8.375%	11/01/11	1,400	1,485,750
Dobson Communications Corp., Sr. Notes(h)	Caa1	9.61%	10/15/12	975	992,063
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(h)	Caa1	10.86%	05/01/13	3,350	3,391,875
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)	Caa1	12.50%	05/01/15	2,075	2,241,000
Level 3 Financing, Inc., Sr. Notes(b)	B3	9.25%	11/01/14	1,900	1,871,500
Level 3 Financing, Inc., Sr. Notes	B3	12.25%	03/15/13	10,950	12,072,374
MetroPCS Wireless, Inc., Sr. Notes(j)	Caa1	9.25%	11/01/14	3,850	3,927,000
Nordic Telephone Co., Holdings ApS, Sr. Notes, (Denmark)(j)	B2	8.875%	05/01/16	4,950	5,222,250

PAETEC Holding Corp., Sr. Notes(j)	Caa1	9.50%	07/15/15	3,075	3,075,000
Qwest Communications International, Inc., Gtd. Notes, Ser. B(b)	Ba3	7.50%	02/15/14	7,900	7,998,749
Qwest Corp., Debs.	Ba1	6.875%	09/15/33	1,030	963,050
Qwest Corp., Sr. Notes	Ba1	7.625%	06/15/15	5,115	5,357,963
Qwest Corp., Sr. Unsec’d.(b)	Ba1	7.50%	10/01/14	3,575	3,718,000
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Baa3	9.625%	05/01/11	1,300	1,464,420
Rogers Wireless, Inc., Sr. Sub. Notes (Canada)	Ba1	8.00%	12/15/12	425	444,750
Rural Cellular Corp., Sr. Notes	B3	9.875%	02/01/10	20	20,900
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	2,075	2,152,813
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	2,500	2,631,250
Windstream Corp., Sr. Notes	Ba3	8.625%	08/01/16	5,950	6,344,188

					90,010,607

Tobacco 0.4%
Reynolds American, Inc., Bonds	Ba1	6.75%	06/15/17	2,550	2,608,076
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	Ba1	6.50%	07/15/10	1,260	1,293,052
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes(b)	Ba1	7.625%	06/01/16	3,400	3,619,991

					7,521,119

TOTAL CORPORATE BONDS
(cost $1,585,754,076)					1,582,967,576

FOREIGN GOVERNMENT OBLIGATIONS 0.7%
Federal Republic of Argentina, Bonds(h)	B3	5.389%	08/03/12	2,238	2,010,729
Federal Republic of Argentina, Bonds	B+(g)	7.00%	10/03/15	4,450	3,482,990
Federal Republic of Brazil, Unsub. Notes	Ba1	10.00%	08/07/11	1,920	2,230,080
Federal Republic of Peru, Bonds	Ba2	8.375%	05/03/16	3,330	3,904,426

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(cost $11,540,085)					11,628,225

				Shares
COMMON STOCKS 0.2%
Cable
Adelphia Recovery Trust(a)(f)				500,000	500
Classic Communications, Inc.(a)(f)				6,000	60

					560

Electric
Mirant Corp.(a)				2,240	91,083

Media
Virgin Media, Inc.				8,521	206,805

Technology 0.2%
Xerox Corp.(a)				137,561	2,385,307

Telecommunications
Netia SA (Poland)(a)				238,168	346,967

TOTAL COMMON STOCKS
(cost $2,249,158)			3,030,722

PREFERRED STOCK
Building Materials & Construction
New Millenium Homes LLC(a)(f)		3,000	555,000

Cable
Adelphia Communications Corp., PIK, 13.00%(a)(f)		5,000	5
PTV, Inc., Ser. A, 10.00%		13	13

			18

TOTAL PREFERRED STOCK
(cost $4,765)			555,018

WARRANTS(a)(f)	Expiration Date	Units
Cable
TVN Entertainment (cost $1,215,008; purchased 03/30/01-03/15/04)(l)	08/21/11	9,347	5,421

Chemicals
Sterling Chemical Holdings, Inc.	08/05/08	560	1

Consumer
ICON Fitness Corp.	09/27/09	18,093	181

Media & Entertainment
XM Satellite Radio, Inc.(j)	03/15/10	5,005	5

Technology
Viasystems Group, Inc.	01/31/10	45,109	5

Telecommunications
Allegiance Telecommunications, Inc.	02/03/08	3,800	4
GT Group Telecommunications, Inc. (Canada)(j)	02/01/10	3,050	3
Verado Holdings, Inc., Ser. B	04/15/08	1,175	473
Versatel Telecommunications	05/15/08	2,000	2

			482

TOTAL WARRANTS
(cost $4,213,592)			6,095

TOTAL LONG-TERM INVESTMENTS
(cost $1,603,761,676)			1,598,187,636

SHORT-TERM INVESTMENTS 24.7%		Shares
AFFILIATED MUTUAL FUND
Dryden Core Investment Fund–Short-Term Bond Series(e)		4,884,031	47,716,981
Dryden Core Investment Fund–Taxable Money Market Series
(cost $374,411,135; includes $325,925,791 of cash collateral received for securities lending)(d)(e)		374,411,135	374,411,135

TOTAL SHORT-TERM INVESTMENTS
(cost $423,238,705)			422,128,116

TOTAL INVESTMENTS(m) 118.4%
(cost $2,027,000,381)	2,020,315,752
LIABILITIES IN EXCESS OF OTHER ASSETS(n) (18.4%)	(314,505,875)

NET ASSETS 100.0%	$1,705,809,877

The following abbreviations are used in portfolio descriptions:

MTN	Medium Term Note
NR	Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $317,432,214; cash collateral of $325,925,791 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	Indicates a security that has been deemed illiquid.
(g)	Standard & Poor’s rating.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2007.
(i)	Amount is actual; not rounded to thousands.
(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(k)	Interest rate reflected represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.
(l)	Indicates a restricted security; the aggregate cost of such securities is $10,654,329. The aggregate value of $9,241,671 is approximately 0.54% of net assets.
(m)	As of September 30, 2007, 9 securities representing $1,107,993 and 0.06% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services(1)	9/20/2009	$2,000	4.65%	General Motors Corp.
				7.125%, 7/15/13	$37,086
Morgan Stanley Capital Services, Inc.(1)	9/20/2010	2,500	4.20%	Lear Corp.,
				8.11%, 5/15/09	95,431
Citibank, NA(2)	12/20/2012	4,250	2.85%	American Axle & Manufacturing, Inc.,
				5.25%, 2/11/14	(47,399)

					$85,118

(1)	The portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(2)	The portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 95.5%
COMMON STOCKS

Aerospace & Defense 4.7%
Boeing Co.	79,800	$8,378,202
United Technologies Corp.	108,400	8,724,032

		17,102,234

Beverages 1.8%
PepsiCo, Inc.	88,100	6,454,206

Biotechnology 5.4%
Amgen, Inc.(a)	180,900	10,233,513
Gilead Sciences, Inc.(a)	230,500	9,420,535

		19,654,048

Capital Markets 1.8%
Goldman Sachs Group, Inc. (The)	30,300	6,567,222

Chemicals 2.3%
Monsanto Co.	98,000	8,402,520

Commercial Services & Supplies 2.9%
Waste Management, Inc.	282,600	10,665,324

Communications Equipment 6.8%
Cisco Systems, Inc.(a)	296,600	9,820,426
QUALCOMM, Inc.	176,000	7,437,760
Research In Motion Ltd.(a)	75,700	7,460,235

		24,718,421

Computers & Peripherals 3.2%
Apple, Inc.(a)	46,900	7,201,026
Lexmark International, Inc.(a)	105,300	4,373,109

		11,574,135

Diversified Consumer Services 4.9%
Career Education Corp.(a)	276,700	7,744,833
H&R Block, Inc.	481,700	10,202,406

		17,947,239

Energy Equipment & Services 7.7%
Halliburton Co.	243,900	9,365,760
Schlumberger, Ltd.	81,900	8,599,500
Tenaris SA, ADR (Luxembourg)	189,000	9,945,180

		27,910,440

Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	172,000	7,507,800

Food Products 5.2%
Cadbury Schweppes PLC, ADR (United Kingdom)	201,300	9,364,476
ConAgra Foods, Inc.	369,000	9,641,970

		19,006,446

Independent Power Producers & Energy Traders 2.8%
NRG Energy, Inc.(a)(b)	239,500	10,128,455

Insurance 3.0%
American International Group, Inc.	162,600	10,999,890

Internet Software & Services 2.9%
Google, Inc. (Class A Stock)(a)	18,400	10,437,768

Media 5.5%
Disney (Walt) Co.	236,500	8,133,235
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)	833,600	11,812,112

		19,945,347

Multi-Utilities 2.4%
Sempra Energy	152,700	8,874,924

Oil, Gas & Consumable Fuels 8.4%
Southwestern Energy Co.(a)	239,000	10,002,150
Suncor Energy, Inc.	122,100	11,576,301
Williams Cos., Inc. (b)	261,700	8,913,502

		30,491,953

Pharmaceuticals 10.4%
Abbott Laboratories	152,300	8,166,326
Elan Corp. PLC, ADR (Ireland)(a)	242,100	5,093,784
Roche Holding AG, ADR (Switzerland)	93,700	8,466,048
Schering-Plough Corp.	281,000	8,888,030
Teva Pharmaceutical Industries Ltd., ADR (Israel)	166,100	7,386,467

		38,000,655

Software 4.7%
Adobe Systems, Inc.(a)	197,400	8,618,484
Symantec Corp.(a)	434,900	8,428,362

		17,046,846

Specialty Retail 3.0%
Best Buy Co., Inc. (b)	237,400	10,925,148

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.(a)	90,200	4,263,754

Wireless Telecommunication Services 2.4%
Sprint Nextel Corp.	463,800	8,812,200

TOTAL LONG-TERM INVESTMENTS
(cost $290,674,581)		347,436,975

SHORT-TERM INVESTMENT 13.7%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund—Taxable Money Market Series (cost $49,874,289; includes $30,991,530 of cash collateral received for securities on loan)(c)(d)	49,874,289	49,874,289

TOTAL INVESTMENTS — 109.2%
(cost $340,548,870)		397,311,264
LIABILITIES IN EXCESS OF OTHER ASSETS (9.2%)		(33,666,894)

NET ASSETS 100.0%		$363,644,370

The following abbreviations is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non–income producing security.
(b)	All or portion of a security on loan. The aggregate market value of such securities is $29,776,685; cash collateral of $30,991,530(included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Dryden Core Investment Fund- Taxable Money Market Series

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30,2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Aerospace & Defense 4.7%
Boeing Co.	508,700	$53,408,413
United Technologies Corp.	589,700	47,459,056

		100,867,469

Beverages 2.2%
PepsiCo, Inc.	651,000	47,692,260

Biotechnology 5.6%
Genentech, Inc.(a)	588,800	45,938,176
Gilead Sciences, Inc.(a)(b)	1,775,500	72,564,685

		118,502,861

Capital Markets 5.1%
Charles Schwab Corp. (The)	1,472,700	31,810,320
Goldman Sachs Group, Inc.(The)(b)	163,100	35,350,294
Lazard Ltd. (Class “A” Stock)(b)	476,800	20,216,320
UBS AG	402,100	21,411,825

		108,788,759

Chemicals 2.1%
Monsanto Co.	513,500	44,027,490

Communications Equipment 9.8%
Ciena Corp.(a)(b)	409,400	15,589,952
Cisco Systems, Inc.(a)	1,794,900	59,429,139
Juniper Networks, Inc.(a)(b)	803,000	29,397,830
QUALCOMM, Inc.	1,116,200	47,170,612
Research In Motion Ltd.(a)(b)	587,600	57,907,980

		209,495,513

Computers & Peripherals 5.6%
Apple, Inc.(a)	325,900	50,038,686
EMC Corp.(a)	1,047,900	21,796,320
Hewlett-Packard Co.	944,700	47,036,613

		118,871,619

Consumer Finance 1.2%
American Express Co.	426,000	25,291,620

Diversified Financial Services 1.2%
NYSE Euronext(b)	311,700	24,677,289

Energy Equipment & Services 2.4%
Schlumberger Ltd.	494,400	51,912,000

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	317,300	19,472,701
Whole Foods Market, Inc.(b)	81,500	3,990,240

		23,462,941

Health Care Equipment & Supplies 5.1%
Alcon, Inc. (b)	285,500	41,089,160
Baxter International, Inc.	552,300	31,083,444
Holologic, Inc.(a)	68,800	4,196,800
St. Jude Medical, Inc.(a)	716,200	31,562,934

		107,932,338

Hotels, Restaurants & Leisure 1.1%
Marriott International, Inc.(Class “A” Stock)	534,000	23,212,980

Household Products 3.3%
Colgate-Palmolive Co.	549,600	39,197,472
Procter & Gamble Co.(b)	432,757	30,440,127

		69,637,599

Industrial Conglomerates 2.9%
General Electric Co.	1,484,900	61,474,860

Insurance 1.5%
American International Group, Inc.	481,700	32,587,005

Internet Software & Services 6.4%
Akamai Technologies, Inc.(a)(b)	327,100	9,397,583
eBay, Inc.(a)(b)	790,900	30,860,918
Google, Inc. (Class “A” Stock)(a)	170,900	96,946,443

		137,204,944

IT Services 0.7%
Infosys Technologies Ltd., ADR (India)	312,000	15,097,680

Life Sciences, Tools & Services 0.9%
Thermo Fisher Scientific, Inc.(a)	335,300	19,353,516

Machinery 0.5%
Caterpillar, Inc.	133,700	10,486,091

Media 3.9%
News Corp. (Class “A” Stock)	1,432,300	31,496,277
Walt Disney Co. (The)(b)	1,526,300	52,489,457

		83,985,734

Multiline Retail 2.5%
Kohl’s Corp.(a)	218,800	12,543,804
Saks, Inc.(b)	821,000	14,080,150
Target Corp.(b)	410,300	26,082,771

		52,706,725

Oil, Gas & Consumable Fuels 2.6%
Marathon Oil Corp.	391,400	22,317,628
Occidental Petroleum Corp.	365,600	23,427,648
Suncor Energy, Inc.	104,600	9,917,126

		55,662,402

Pharmaceuticals 10.8%
Abbott Laboratories	875,900	46,965,758
Elan Corp. PLC, ADR (Ireland)(a)	478,800	10,073,952
Novartis AG, ADR (Switzerland)	408,300	22,440,168
Roche Holding AG, ADR (Switzerland)	583,600	52,729,836
Schering-Plough Corp. (b)	1,108,400	35,058,692
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	817,800	36,367,566
Wyeth	613,600	27,335,880

		230,971,852

Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc.(b)	1,021,600	21,147,120
Broadcom Corp. (Class “A” Stock)(a)	627,300	22,858,812
Intel Corp.	1,306,400	33,783,504
Marvell Technology Group Ltd.(a)	1,400,400	22,924,548
NVIDIA Corp.(a)	580,450	21,035,508

		121,749,492

Software 5.2%
Adobe Systems, Inc.(a)	1,580,400	69,000,264
Microsoft Corp.	1,253,800	36,936,948
VMware, Inc.(Class A)(a)(b)	69,500	5,907,500

		111,844,712

Specialty Retail 0.9%
Lowe’s Cos., Inc.	660,300	18,501,606

Textiles, Apparel & Luxury Goods 3.2%
Coach, Inc.(a)	888,900	42,018,303
NIKE, Inc., Class B	452,700	26,555,382

		68,573,685

Wireless Telecommunication Services 1.3%
NII Holdings, Inc.(a)(b)	329,100	27,035,565

TOTAL LONG-TERM INVESTMENTS
(cost $1,509,217,182)		2,121,608,607

SHORT-TERM INVESTMENT 14.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money
Market Series (cost $302,891,739 includes $296,489,359 of cash collateral received for securities on loan)(c)(d)	302,891,739	302,891,739

TOTAL INVESTMENTS 113.7%
(cost $1,812,108,921)		2,424,500,346
LIABILITIES IN EXCESS OF OTHER ASSETS (13.7%)		(291,746,112)

NET ASSETS 100.0%		$2,132,754,234

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $287,869,916; cash collateral of $296,489,359 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2007 (UNAUDITED)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit 13.9%
Barclays Bank PLC	5.350%	05/09/08	$25,000	$25,000,000
Barclays Bank PLC	5.370%	06/04/08	13,000	13,000,000
BNP Paribas	5.310%	10/11/07	30,000	30,000,000
Branch Banking & Trust Co.	5.315%	11/26/07	10,000	10,000,000
HBOS Treasury Services PLC	5.400%	06/11/08	10,000	10,000,000
Marshall & Ilsley Bank	5.640%	12/10/07	20,000	20,000,000
Royal Bank of Canada(a)	5.665%	04/04/08	15,000	14,997,362
Societe Generale NY(a)	5.079%	03/26/08	19,200	19,197,691
State Street Bank & Trust Co.	5.690%	10/15/07	18,000	18,000,000
UBS AG	5.400%	02/27/08	25,000	25,000,000

				185,195,053

Commercial Paper 47.0%
Amsterdam Funding Corp. 144A(c)(d)	5.200%	10/17/07	35,000	34,919,111
Amsterdam Funding Corp. 144A(c)(d)	5.750%	10/15/07	23,670	23,617,071
Bank of America Corp. (d)	5.420%	12/07/07	17,000	16,828,517
Barton Capital Corp. (d)	5.300%	10/18/07	29,217	29,143,876
Bryant Park Funding 144A(c)(d)	5.750%	10/15/07	23,664	23,611,085
Ciesco LP 144A(c)(d)	5.280%	10/01/07	12,950	12,950,000
Ciesco LP 144A(c)(d)	5.550%	10/23/07	45,000	44,847,374
Ciesco LP 144A(c)(d)	5.275%	11/02/07	5,000	4,976,556
Citigroup Funding Inc. (d)	5.270%	11/20/07	25,000	24,817,014
Citigroup Funding Inc. (d)	5.460%	02/06/08	16,051	15,739,397
DNB Nor Bank ASA(d)	5.210%	11/13/07	24,632	24,478,714
General Electric Capital Corp. (d)	5.240%	10/26/07	10,000	9,963,611
Long Lane Master Trust 144A(c)(d)	5.250%	11/09/07	42,240	41,999,760
Morgan Stanley(d)	5.500%	11/21/07	25,000	24,805,208
Nyala Funding LLC 144A(c)(d)	5.270%	10/15/07	6,500	6,486,679
Nyala Funding LLC 144A(c)(d)	5.250%	10/25/07	9,395	9,362,118
Old Line Funding Corp. (d)	5.300%	10/16/07	9,724	9,702,526
Old Line Funding Corp. 144A(c)(d)	5.300%	10/18/07	1,614	1,609,961
Old Line Funding Corp. 144A(c)(d)	5.300%	10/29/07	33,209	33,072,105
Old Line Funding Corp.(d)	5.200%	10/19/07	5,478	5,463,757
Societe Generale NA(d)	5.182%	11/13/07	15,000	14,907,156
Societe Generale NA(d)	5.070%	12/27/07	33,000	32,595,668
Swedbank Mortgage AB(d)	5.190%	10/11/07	25,000	24,963,958
Swiss Re Financial Product 144A(c)(d)	5.200%	01/25/08	16,000	15,731,911
Total Capital 144A(c)(d)	5.370%	12/06/07	20,000	19,803,100
Toyota Motor Credit Corp. (d)	5.240%	11/02/07	50,000	49,767,110
Toyota Motor Credit Corp. (d)	5.200%	12/26/07	18,000	17,776,400
Tulip Funding Corp. 144A(c)(d)	5.250%	10/22/07	11,000	10,966,313
UBS Finance Delaware LLC(d)	5.400%	11/02/07	20,000	19,904,000
UBS Finance Delaware LLC(d)	5.310%	02/20/08	23,400	22,909,887

				627,719,943

Other Corporate Obligations 38.8%
American Express Credit Corp. M.T.N.(a)	5.826%	12/12/07	2,000	2,000,119
American Express Credit Corp. M.T.N.(a)	5.865%	03/05/08	27,000	27,001,952

Banco Español De Credit M.T.N. 144A(a)(c)	5.350%	07/18/08	37,000	36,999,999
BMW US Capital LLC 144A(a)(c)	5.745%	09/04/08	10,000	10,000,000
BNP Paribas(a)	5.660%	07/03/08	3,600	3,598,652
Caja de Ahorro y Monte de Piedad de Madrid, S.A.(a)	5.360%	08/12/08	13,000	13,000,000
Caterpillar Finance Service M.T.N.(a)	5.790%	06/08/08	7,000	7,000,000
Fortis Bank NY 144A(a)(c)	5.341%	07/18/08	25,000	24,996,063
General Electric Capital Corp. M.T.N.(a)	5.460%	07/28/08	10,000	10,010,013
General Electric Capital Corp. M.T.N.(a)	5.878%	10/17/07	21,000	21,000,000
Genworth Life Insurance Co. (a)(b)(e)
(cost $11,000,000; purchased 7/21/06)	5.216%	08/22/08	11,000	11,000,000
HSBC USA, Inc. M.T.N.(a)	5.753%	08/14/08	30,000	30,000,000
Irish Life & Permanent PLC M.T.N. 144A(a)(c)	5.199%	08/20/08	25,000	24,999,317
JPMorgan Chase & Co. M.T.N.(a)	5.430%	01/25/08	14,000	13,989,707
JPMorgan Chase & Co. M.T.N.(a)	5.804%	08/11/08	30,000	30,000,000
JPMorgan Chase & Co. M.T.N.(a)	5.710%	09/02/08	13,000	13,000,000
Kommunalkredit Austria AG 144A(a)(c)	5.156%	08/22/08	6,000	6,000,000
MetLife Insurance Co. of Connecticut(a)(b)(e)
(cost $6,000,000; purchased 7/06/07)	5.870%	07/07/08	6,000	6,000,000
Metropolitan Life Insurance Co.(a)(b)(e)
(cost $9,000,000; purchased 1/19/07)	5.416%	02/01/08	9,000	9,000,000
Metropolitan Life Insurance Co.(a)(b)(e)
(cost $5,000,000; purchased 9/29/06)	5.725%	10/01/07	5,000	5,000,000
Morgan Stanley M.T.N.(a)	5.845%	10/03/08	31,000	31,000,000
National City Bank M.T.N.(a)	5.340%	01/25/08	16,000	16,000,743
National City Bank M.T.N.(a)	5.490%	02/13/08	20,000	20,001,795
Nationwide Building Society 144A(a)(c)	5.278%	07/28/08	15,000	15,002,876
Nordea Bank AB (Finland) (a)	5.662%	04/02/08	3,000	2,999,436
Nordea Bank AB 144A(a)(c)	5.844%	08/08/08	20,000	20,000,000
Nordea Bank AB M.T.N.(a)	5.071%	03/31/08	2,800	2,799,199
Paccar Financial Corp. M.T.N.(a)	5.645%	09/02/08	10,000	10,000,000
Royal Bank of Canada(a)	5.081%	03/24/08	5,000	4,999,290
Royal Bank of Canada M.T.N.(a)	5.870%	09/10/08	5,000	5,000,000
Royal Bank of Canada(a)	5.074%	06/30/08	5,900	5,897,603
Royal Bank of Scotland(a)	5.660%	07/03/08	4,200	4,198,115
Skandinaviska Enskilda Banken AB 144A(a)(c)	5.634%	08/19/08	36,000	36,000,000
Suntrust Banks, Inc.(a)	5.440%	10/15/07	20,000	20,000,846
Wal-Mart Stores(a)	5.594%	06/16/08	7,000	6,997,726
Westpac Banking Corp. M.T.N.(a)	5.785%	07/11/08	13,000	12,999,961

				518,493,412

TOTAL INVESTMENTS 99.7%
(amortized cost $1,331,408,408)(f)				1,331,408,408
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%				3,649,289

TOTAL NET ASSETS 100.0%				$1,335,057,697

The following abbreviation is used in portfolio descriptions:

M.T.N. Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2007.
(b)	Indicates an illiquid security.

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a restricted security; the aggregate cost of such securities is $31,000,000. The aggregate value of $31,000,000 is approximately 2.3% of net assets.
(f)	Federal income tax basis is the same as for financial reporting purposes.

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS 98.4%

All Other Basic Metals 1.3%
Cameco Corp. (Canada)	449,900	$20,752,438

Aluminum 1.4%
Century Aluminum Co.(a)(b)	418,300	22,023,495

Coal 1.4%
CONSOL Energy, Inc.	459,600	21,417,360

Copper 7.1%
First Quantum Minerals Ltd. (Canada)	356,100	34,942,301
Freeport-McMoRan Copper & Gold, Inc.	540,219	56,663,571
Southern Copper Corp.(b)	150,600	18,648,798

		110,254,670

Diversified Exploration & Production 8.6%
Anadarko Petroleum Corp.	415,800	22,349,250
Cairn Energy PLC (United Kingdom)	398,000	16,807,267
Concho Resources Inc.(a)	362,600	5,370,106
Denbury Resources, Inc.(a)(b)	358,100	16,003,489
Devon Energy Corp.	218,400	18,170,880
Newfield Exploration Co.(a)(b)	320,900	15,454,544
Talisman Energy, Inc.	779,800	15,362,060
Woodside Petroleum Ltd. (Australia)	516,962	23,028,078

		132,545,674

Diversified Metals & Mining 3.9%
African Rainbow Minerals Ltd. (South Africa)	545,850	10,418,950
First Uranium Corp. (South Africa)(a)	397,500	3,784,572
First Uranium Corp.(South Africa)(a)(f)(h)	400,000	3,808,375
FNX Mining Co., Inc. (Canada)(a)	357,100	11,851,276
FNX Mining Co., Inc., (Canada)(a)(h)	56,300	1,868,459
Northern Dynasty Minerals Ltd.(a)(b)	859,700	9,499,685
Sterlite Industries India Ltd., ADR (India)(a)	1,009,800	18,681,300

		59,912,617

Diversified Resources 1.6%
Cia Vale do Rio Doce, ADR (Brazil)	730,800	24,796,044

Drillers 4.5%
GlobalSantaFe Corp.	278,700	21,186,774
Nabors Industries Ltd.(a)(b)	201,800	6,209,386
Noble Corp.	461,000	22,612,050
Transocean, Inc.(a)	168,700	19,071,535

		69,079,745

Energy Services 15.3%
Baker Hughes, Inc.	187,000	16,899,190
Cameron International Corp.(a)(b)	268,000	24,733,720
Exterran Holdings Inc.(a)(b)	172,900	13,890,786
FMC Technologies, Inc.(a)(b)	338,800	19,535,208
Grant Prideco, Inc.(a)(b)	248,800	13,564,576
Halliburton Co.	460,800	17,694,720
National-Oilwell Varco, Inc.(a)(b)	213,500	30,850,750
Schlumberger Ltd.	250,500	26,302,500
SEACOR Holdings, Inc.(a)	133,700	12,714,870
Smith International, Inc.	236,800	16,907,520
Superior Energy Services, Inc. (a)	401,700	14,236,248
Tenaris SA, ADR (Luxembourg)(b)	565,600	29,761,872

		237,091,960

Foods 0.8%
Cosan Ltd.(a)	989,100	12,759,390

Forest Products 1.2%
Plum Creek Timber Co., Inc. (REIT)(b)	273,500	12,241,860
Rayonier, Inc. (REIT)	128,900	6,192,356

		18,434,216

Gold 15.9%
AGNICO-EAGLE Mines Ltd.(b)	464,900	23,152,019
AXMIN, Inc. (Canada)(a)	4,338,700	3,969,454
Barrick Gold Corp.	578,094	23,285,625
Centerra Gold, Inc. (Canada)(a)	812,900	7,355,452
Cia de Minas Buenaventura SA, ADR (Peru)(b)	423,600	20,239,608
Crystallex International Corp.(a)(b)	2,385,900	7,563,303
Eldorado Gold Corp. (Canada)(a)	2,645,000	16,327,653
European Goldfields Ltd. (Canada)(a)	3,011,000	17,739,366
Gabriel Resources Ltd. (Canada)(a)	1,788,900	4,532,276
Gold Reserve, Inc. (Canada)(a)	131,900	572,873
Gold Reserve, Inc.(a)(b)	606,200	2,655,156
Goldcorp, Inc.	421,377	12,877,281
Greystar Resources Ltd. (Canada)(a)	768,900	5,333,947
Highland Gold Mining Ltd. (United Kingdom)(a)	435,200	917,129
Kinross Gold Corp.(a)(b)	1,496,000	22,410,080
Lihir Gold Ltd.(Papua New Guinea)(a)(h)	2,344,983	8,198,441
Lihir Gold Ltd., ADR (Papua New Guinea)	610,800	22,007,124
Nevsun Resources Ltd. (Canada)(a)	1,110,200	1,942,138
Newcrest Mining Ltd. (Australia)(h)	812,318	20,182,709
Newmont Mining Corp.(b)	324,100	14,496,993
Orezone Resources, Inc. (Canada)(a)	1,464,300	2,723,526
SEMAFO, Inc.(Canada)(a)(f)(h)	4,519,100	7,314,886

		245,797,039

Integrated Oil/Domestic 6.0%
Hess Corp.	318,700	21,203,111
Marathon Oil Corp.	375,000	21,382,500

Murphy Oil Corp.	329,300	23,014,777
Occidental Petroleum Corp.	426,200	27,310,896

		92,911,284

Integrated Oil/International 3.9%
Gazprom OAO, ADR (Russia)	325,450	14,352,345
Petroleo Brasileiro SA, ADR (Brazil)	309,200	23,344,600
Sasol Ltd., ADR (South Africa)	524,000	22,526,760

		60,223,705

Iron & Steel 5.2%
Cleveland-Cliffs, Inc.(b)	237,300	20,875,281
MMX Mineracao e Metalicos SA (Brazil)(a)	130,100	44,928,151
Nucor Corp.	258,800	15,390,836

		81,194,268

Mineral Sands 5.0%
OPTI Canada, Inc. (Canada)(a)	1,312,348	24,567,355
Suncor Energy, Inc.	395,000	37,449,950
UTS Energy Corp. (Canada)(a)	2,785,900	15,460,884

		77,478,189

Natural Gas Production 8.1%
BPI Energy Holdings, Inc.(a)	2,800,000	1,400,000
CNX Gas Corp. (a)(h)	89,800	2,583,546
CNX Gas Corp.(a)	155,300	4,467,981
Petrohawk Energy Corp.(a)(b)	935,300	15,357,626
Quicksilver Resources, Inc.(a)(b)	293,600	13,813,880
Range Resources Corp.(b)	600,650	24,422,429
Southwestern Energy Co.(a)(b)	663,000	27,746,550
Trident Resources Corp.(Canada)(Private)(cost $4,402,178; purchased 12/4/03)(a)(f)(g)	412,657	4,148,766
Ultra Petroleum Corp.(a)(b)	255,800	15,869,832
XTO Energy, Inc.	249,900	15,453,816

		125,264,426

Non-Natural Resources Industry 1.5%
NRG Energy, Inc.(a)(b)	546,200	23,098,798

Oil & Gas Refining & Marketing 1.5%
Frontier Oil Corp.	306,100	12,746,004
Valero Energy Corp.	148,100	9,949,358

		22,695,362

Oil & Gas Storage & Transportation 1.0%
Williams Cos., Inc.	439,100	14,955,746

Platinum 1.5%
Impala Platinum Holdings Ltd., ADR (South Africa)(b)	697,100	23,875,675

Silver 1.7%
Apex Silver Mines Ltd.(a)(b)	437,500	8,509,375

	Coeur d’Alene Mines Corp.(a)(b)	1,480,500	5,611,095
	Pan American Silver Corp. (Canada)(a)	82,072	2,385,464
	Pan American Silver Corp.(a)	352,800	10,195,920

			26,701,854

	TOTAL COMMON STOCKS
	(cost $890,688,601)		1,523,263,955

	Principal Amount (000)
	CORPORATE BONDS 1.0%
	Oil, Gas & Consumable Fuels 1.0%
15,036	TRIDENT SUBORDINATED UNSECURED NOTE, 13.00%, due 8/12/12
	(cost $14,272,301; purchased 8/20/07)(Canada)(Private)(f)(g)		15,117,212

	TOTAL CORPORATE BONDS
	(cost $14,272,301 )		15,117,212

		Units
	WARRANTS(a) 0.1%

	Natural Gas Production
	BPI Industries, Inc., expiring 12/13/07 (Private)
	(cost $131,255; purchased 12/31/04)(f)(g)	600,000	1
	Trident Warrant expiring 1/1/15 (Canada)(Private)
	(cost $0; purchased 8/20/07)(f)(g)		148

			149
	Silver 0.1%
	Pan American Silver Corp. (Canada), expiring 2/20/08
	(cost $139,821)	49,786	850,914

	TOTAL WARRANTS
	(cost $271,076)		851,063

	TOTAL LONG-TERM INVESTMENTS
	(cost $905,231,978)		1,539,232,230

		Shares	Value
	SHORT-TERM INVESTMENT 20.1%
	Affiliated Money Market Mutual Fund

	Dryden Core Investment Fund—Taxable Money Market Series
	(cost $312,562,844; includes $300,409,989 of cash collateral received for securities on loan)(c)(d)	312,562,844	312,562,844

	TOTAL INVESTMENTS(e) 119.6%
	(cost $1,217,794,822)		1,851,795,074
	LIABILITIES IN EXCESS OF OTHER ASSETS (19.6%)		(303,561,111)

	NET ASSETS 100.0%		$1,548,233,963

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $287,722,113; cash collateral of $300,409,989 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of September 30, 2007, 4 securities representing $19,266,127 and 1.2% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates illiquid securities.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $18,805,734. The aggregate value of $19,266,127 is approximately 1.2% of the net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS

Aerospace & Defense 2.4%
AAR Corp.(a)(b)	48,995	$1,486,508
Applied Signal Technology, Inc.	15,989	216,171
Ceradyne, Inc.(a)(b)	35,426	2,683,165
Cubic Corp.(b)	20,069	846,310
Curtiss-Wright Corp.	57,680	2,739,801
EDO Corp.	22,093	1,237,429
Esterline Technologies Corp.(a)	33,505	1,911,460
GenCorp, Inc.(a)(b)	72,945	872,422
Moog, Inc. (Class A Stock)(a)(b)	55,055	2,419,117
Teledyne Technologies, Inc.(a)	45,445	2,426,309
Triumph Group, Inc.(b)	21,588	1,763,955

		18,602,647

Air Freight & Logistics 0.3%
Forward Air Corp.(b)	38,178	1,136,941
HUB Group, Inc.(a)(b)	51,246	1,538,917

		2,675,858

Airlines 0.3%
Frontier Airlines, Inc.(a)(b)	47,486	293,938
Mesa Air Group, Inc.(a)	37,165	165,013
SkyWest, Inc.	80,622	2,029,256

		2,488,207

Auto Components 0.2%
Drew Industries, Inc.(a)(b)	23,423	952,847
Standard Motor Products, Inc.	15,647	147,082
Superior Industries International, Inc.(b)	30,043	651,633

		1,751,562

Automobiles 0.3%
Coachmen Industries, Inc.	20,352	136,358
Fleetwood Enterprises, Inc.(a)(b)	83,272	711,976
Monaco Coach Corp.	38,839	544,911
Winnebago Industries, Inc.(b)	39,910	953,051

		2,346,296

Beverages 0.1%
Boston Beer Co., Inc. (The)(a)	13,300	647,178

Biotechnology 0.7%
ArQule, Inc.(a)	44,665	318,461
LifeCell Corp.(a)(b)	39,500	1,484,015

Martek Biosciences Corp.(a)(b)	41,900	1,216,357
Regeneron Pharmaceuticals, Inc.(a)(b)	85,602	1,523,716
Savient Pharmaceuticals, Inc.(a)	56,708	825,101

		5,367,650

Building Products 1.1%
Apogee Enterprises, Inc.(b)	37,438	971,142
Gibraltar Industries, Inc.	38,700	715,950
Griffon Corp.(a)(b)	34,001	513,415
Lennox International, Inc.	87,791	2,967,336
NCI Building Systems, Inc.(a)	26,059	1,126,009
Simpson Manufacturing Co., Inc.(b)	48,413	1,541,954
Universal Forest Products, Inc.	24,687	738,141

		8,573,947

Capital Markets 0.8%
Investment Technology Group, Inc.(a)	57,589	2,475,175
LaBranche & Co., Inc.(a)(b)	70,078	327,965
Merrill Lynch & Co., Inc.	1	71
optionsXpress Holdings, Inc.	57,500	1,503,050
Piper Jaffray Cos., Inc.(a)(b)	24,021	1,287,526
SWS Group, Inc.	29,041	513,735
TradeStation Group, Inc.(a)	37,394	436,388

		6,543,910

Chemicals 1.3%
A. Schulman, Inc.	35,322	696,903
Arch Chemicals, Inc.	31,833	1,492,331
Georgia Gulf Corp.(b)	44,534	619,023
H.B. Fuller Co.(b)	78,819	2,339,348
Material Sciences Corp.(a)	16,428	174,465
OM Group, Inc.(a)	39,007	2,059,960
Omnova Solutions, Inc.(a)	54,549	315,293
Penford Corp.	11,705	441,279
PolyOne Corp.(a)(b)	120,634	901,136
Quaker Chemical Corp.	13,110	308,347
Tronox, Inc. (Class “B” Stock)	53,711	485,010

		9,833,095

Commercial Banks 5.6%
Alabama National Bancorp	22,000	1,714,240
Boston Private Financial Holdings, Inc.(b)	48,367	1,346,537
Cascade Bancorp(b)	36,900	821,394
Central Pacific Financial Corp.	39,476	1,152,699
Chittenden Corp.	60,318	2,120,781
Community Bank System, Inc.	38,617	753,804
East West Bancorp, Inc.	81,470	2,929,660
First BanCorp/Puerto Rico(b)	98,291	933,765
First Commonwealth Financial Corp.(b)	83,206	920,258
First Financial Bancorp	41,300	527,814
First Indiana Corp.	16,731	524,015
First Midwest Bancorp, Inc.	64,233	2,194,199
Frontier Financial Corp.(b)	50,200	1,171,166

Glacier Bancorp, Inc.(b)	69,439	1,563,766
Hanmi Financial Corp.	52,148	807,773
Independent Bank Corp.	25,772	284,781
Irwin Financial Corp.	24,193	266,607
Nara Bancorp, Inc.	28,163	439,906
PrivateBancorp, Inc.(b)	24,034	837,345
Prosperity Bancshares, Inc.	49,410	1,638,436
Provident Bankshares Corp.(b)	41,855	1,311,317
Signature Bank(a)	38,500	1,356,355
South Financial Group, Inc. (The)(b)	95,832	2,179,220
Sterling Bancorp	23,359	327,026
Sterling Bancshares, Inc.	94,664	1,080,116
Sterling Financial Corp.	66,527	1,790,242
Susquehanna Bancshares, Inc.(b)	67,636	1,359,484
UCBH Holdings, Inc.	134,472	2,350,571
Umpqua Holdings Corp.	79,516	1,591,115
United Bankshares, Inc.	49,703	1,512,959
United Community Banks, Inc.(b)	53,100	1,302,012
Whitney Holding Corp.	87,506	2,308,408
Wilshire Bancorp, Inc.	22,856	250,730
Wintrust Financial Corp.	31,331	1,337,520

		43,006,021

Commercial Services & Supplies 3.4%
ABM Industries, Inc.(b)	56,961	1,138,081
Administaff, Inc.(b)	30,858	1,120,145
Angelica Corp.	12,372	243,852
Bowne & Co., Inc.	36,379	606,074
Brady Corp.(b)	70,108	2,515,475
CDI Corp.(b)	17,442	486,283
Consolidated Graphics, Inc.(a)	17,790	1,117,034
G&K Services, Inc. (Class “A” Stock)	27,650	1,111,530
Healthcare Services Group, Inc.(b)	53,923	1,093,019
Heidrick & Struggles International, Inc.(a)(b)	23,598	860,147
Interface, Inc.	70,995	1,281,460
Labor Ready, Inc.(a)(b)	60,286	1,115,894
Mobile Mini, Inc.(a)(b)	47,202	1,140,400
On Assignment, Inc.(a)	45,625	426,138
School Specialty, Inc.(a)(b)	23,323	807,675
Spherion Corp.(a)	72,833	601,601
Standard Register Co. (The)	16,368	208,037
Tetra Tech, Inc.(a)(b)	75,698	1,598,742
United Stationers, Inc.(a)(b)	36,399	2,020,872
Viad Corp.	27,236	980,496
Volt Information Sciences, Inc.(a)	17,740	312,934
Waste Connections, Inc.(a)(b)	88,205	2,801,392
Watson Wyatt Worldwide, Inc.	54,793	2,462,397

		26,049,678

Communications Equipment 1.6%
Arris Group, Inc.(a)(b)	142,700	1,762,344
Bel Fuse, Inc. (Class “B” Stock)	15,467	536,086
Black Box Corp.	22,712	971,165
Blue Coat Systems, Inc.(a)	21,033	1,656,559
C-COR, Inc.(a)(b)	65,177	748,884

Comtech Telecommunications Corp.(a)(b)	30,099	1,609,996
Digi International, Inc.(a)	32,706	465,733
Ditech Networks, Inc.(a)	43,096	227,116
Harmonic, Inc.(a)	102,805	1,090,761
NETGEAR, Inc.(a)(b)	45,433	1,382,072
Network Equipment Technologies, Inc.(a)(b)	34,593	501,599
PC-Tel, Inc.(a)	29,153	221,271
Symmetricom, Inc.(a)	60,171	282,804
Tollgrade Communications, Inc.(a)	17,115	173,204
ViaSat, Inc.(a)	33,536	1,033,915

		12,663,509

Computers & Peripherals 0.9%
Adaptec, Inc.(a)(b)	154,137	588,803
Avid Technology, Inc.(a)(b)	44,898	1,215,838
Hutchinson Technology, Inc.(a)(b)	33,796	831,382
Intevac, Inc.(a)	27,900	424,080
Neoware, Inc.(a)	26,182	424,672
Novatel Wireless, Inc.(a)(b)	41,854	947,993
Stratasys, Inc.(a)(b)	27,100	746,876
Synaptics, Inc.(a)(b)	34,073	1,627,326

		6,806,970

Construction & Engineering 1.7%
EMCOR Group, Inc.(a)	83,588	2,621,320
Insituform Technologies, Inc. (Class A Stock)(a)(b)	35,311	537,787
Shaw Group, Inc. (The)(a)	104,765	6,086,846
URS Corp.(a)(b)	69,223	3,907,638

		13,153,591

Construction Materials 0.5%
Headwaters, Inc.(a)(b)	54,725	814,308
Texas Industries, Inc.(b)	35,536	2,789,576

		3,603,884

Consumer Finance 0.4%
Cash America International, Inc.	38,285	1,439,515
First Cash Financial Services, Inc.(a)(b)	36,200	847,804
Rewards Network, Inc.(a)	34,736	168,470
World Acceptance Corp.(a)(b)	22,723	751,677

		3,207,466

Containers & Packaging 0.8%
Aptargroup, Inc.	89,090	3,373,838
Caraustar Industries, Inc.(a)(b)	37,699	168,138
Chesapeake Corp.	25,786	218,150
Myers Industries, Inc.	36,449	722,419
Rock-Tenn Co. (Class A Stock)	45,699	1,320,701

		5,803,246

Distributors 0.5%
Audiovox Corp.(a)	23,784	244,737
Building Materials Holding Corp.(b)	38,078	402,865
Keystone Automotive Industries, Inc.(a)	21,475	1,025,646
LKQ Corp.(a)(b)	70,150	2,441,922

		4,115,170

Diversified Consumer Services 0.5%
Bright Horizons Family Solutions, Inc.(a)(b)	34,057	1,459,001
Coinstar, Inc.(a)(b)	36,233	1,165,616
CPI Corp.	6,890	265,403
Pre-Paid Legal Services, Inc.(a)(b)	11,717	649,825
Universal Technical Institute, Inc.(a)(b)	30,330	545,940

		4,085,785

Diversified Financial Services 0.3%
Financial Federal Corp.(b)	33,472	937,551
Portfolio Recovery Associates, Inc.(b)	20,742	1,100,778

		2,038,329

Diversified Telecommunication Services 0.1%
General Communication, Inc. (Class A Stock)(a)(b)	59,138	717,935

Electric Utilities 1.0%
ALLETE, Inc.(b)	33,436	1,496,595
Central Vermont Public Services Corp.(b)	13,256	484,374
Cleco Corp.	77,655	1,962,342
El Paso Electric Co.(a)	59,501	1,376,258
UIL Holdings Corp.	32,653	1,028,570
Unisource Energy Corp.	45,797	1,368,872

		7,717,011

Electrical Equipment 1.8%
Acuity Brands, Inc.(b)	56,639	2,859,137
Baldor Electric Co.(b)	59,527	2,378,104
Belden, Inc.	58,584	2,748,175
C&D Technologies, Inc.(a)(b)	33,236	165,515
Magnetek, Inc.(a)	39,077	187,570
Regal Beloit Corp.	40,485	1,938,827
Smith (A.O.) Corp.(b)	28,715	1,260,014
Vicor Corp.	24,790	300,455
Woodward Governor Co.	38,521	2,403,710

		14,241,507

Electronic Equipment & Instruments 5.7%
Agilysys, Inc.	26,533	448,408
Anixter International, Inc.(a)(b)	40,617	3,348,872
Bell Microproducts, Inc. (Class B Stock)(a)	39,422	245,205
Benchmark Electronics, Inc.(a)(b)	93,512	2,232,131
Brightpoint, Inc.(a)(b)	66,229	994,097
Checkpoint Systems, Inc.(a)	51,053	1,347,289
Cognex Corp.(b)	55,982	994,240
Coherent, Inc.(a)(b)	40,570	1,301,486

CTS Corp.	46,438	599,050
Daktronics, Inc.(b)	43,162	1,174,870
Electro Scientific Industries, Inc.(a)(b)	36,515	874,899
FARO Technologies, Inc.(a)(b)	21,500	949,225
FLIR Systems, Inc.(a)(b)	85,984	4,762,655
Gerber Scientific, Inc.(a)	30,066	326,216
Insight Enterprises, Inc.(a)(b)	63,619	1,642,006
Itron, Inc.(a)(b)	39,347	3,662,025
Keithley Instruments, Inc.	18,257	193,524
Littelfuse, Inc.(a)	29,040	1,036,438
LoJack Corp.(a)	24,383	462,302
Mercury Computer Systems, Inc.(a)	29,385	302,078
Methode Electronics, Inc. (Class A Stock)	49,326	742,356
MTS Systems Corp.	23,209	965,494
Newport Corp.(a)(b)	51,300	781,299
Park Electrochemical Corp.	26,373	885,605
Photo Dynamics, Inc.(a)	21,507	194,638
Planar Systems, Inc.(a)	22,674	152,143
Plexus Corp.(a)(b)	60,100	1,646,740
Radisys Corp.(a)	28,536	355,273
Rogers Corp.(a)(b)	22,980	946,546
Scansource, Inc.(a)(b)	33,551	943,119
SYNNEX Corp.(a)	21,500	442,040
Technitrol, Inc.	53,055	1,429,832
Trimble Navigation, Ltd.(a)	154,092	6,041,948
TTM Technologies, Inc.(a)	54,800	634,036
X-Rite, Inc.(b)	37,305	538,684

		43,596,769

Energy Equipment & Services 3.9%
Atwood Oceanics, Inc.(a)(b)	35,760	2,737,786
Bristow Group, Inc.(a)(b)	30,823	1,347,273
CARBO Ceramics, Inc.(b)	26,379	1,338,207
Dril-Quip, Inc.(a)(b)	35,128	1,733,567
Gulf Island Fabrication, Inc.	14,200	545,138
Hornbeck Offshore Services, Inc.(a)(b)	29,875	1,096,413
ION Geophysical Corp.(a)(b)	91,601	1,266,842
Lufkin Industries, Inc.	19,382	1,066,398
Matrix Service Co.(a)(b)	34,500	722,775
NATCO Group, Inc.(a)	23,600	1,221,300
Oceaneering International, Inc.(a)	70,675	5,357,164
Pioneer Drilling Co.(a)(b)	64,300	783,174
SEACOR Holdings, Inc.(a)(b)	31,412	2,987,281
Superior Well Services, Inc.(a)	20,500	465,965
Tetra Technologies, Inc.(a)(b)	94,023	1,987,646
Unit Corp.(a)	60,273	2,917,213
W-H Energy Services, Inc.(a)(b)	39,721	2,929,424

		30,503,566

Exchange Traded Fund 0.2%
iShares S&P SmallCap 600 Index	20,194	1,408,128

Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	65,646	1,818,394
Great Atlantic & Pacific Tea Co.(a)(b)	25,491	776,456

Longs Drug Stores Corp.(b)	41,122	2,042,530
Nash-Finch Co.(b)	17,463	695,551
Performance Food Group Co.(a)(b)	45,937	1,384,082
Spartan Stores, Inc.	28,300	637,599
United Natural Foods, Inc.(a)(b)	55,514	1,511,091

		8,865,703

Food Products 1.8%
Corn Products International, Inc.	96,424	4,422,969
Flowers Foods, Inc.(b)	100,759	2,196,546
Hain Celestial Group, Inc.(a)(b)	51,456	1,653,281
J&J Snack Foods Corp.(b)	18,199	633,689
Lance, Inc.(b)	40,287	927,407
Ralcorp Holdings, Inc.(a)	33,686	1,880,353
Sanderson Farms, Inc.	19,844	826,899
TreeHouse Foods, Inc.(a)	40,418	1,093,307

		13,634,451

Gas Utilities 3.4%
Atmos Energy Corp.	115,637	3,274,840
Energen Corp.	93,097	5,317,700
Laclede Group, Inc. (The)(b)	28,081	906,455
New Jersey Resources Corp.(b)	36,404	1,805,274
Northwest Natural Gas Co.(b)	34,461	1,574,868
Piedmont Natural Gas Co., Inc.(b)	96,043	2,409,719
South Jersey Industries, Inc.	38,314	1,333,327
Southern Union Co.	155,623	4,841,432
Southwest Gas Corp.	55,011	1,556,261
UGI Corp.	138,216	3,590,852

		26,610,728

Healthcare Equipment & Supplies 5.5%
American Medical Systems Holdings, Inc.(a)(b)	93,288	1,581,232
Analogic Corp.(b)	18,161	1,157,945
ArthroCare Corp.(a)(b)	35,677	1,993,988
Biolase Technology, Inc.(a)(b)	30,912	211,438
CONMED Corp.(a)(b)	36,576	1,023,762
Cooper Cos., Inc. (The)	58,121	3,046,703
Cyberonics, Inc.(a)(b)	28,552	398,015
Datascope Corp.	16,721	565,337
DJO, Inc.(a)	30,652	1,505,013
Greatbatch, Inc.(a)(b)	29,156	775,258
Haemonetics Corp.(a)(b)	34,438	1,701,926
Hologic, Inc.(a)(b)	69,895	4,263,595
ICU Medical, Inc.(a)(b)	16,735	648,481
IDEXX Laboratories, Inc.(a)	40,245	4,410,450
Immucor, Inc.(a)(b)	89,696	3,206,632
Integra LifeSciences Holdings Corp.(a)(b)	23,872	1,159,702
Invacare Corp.	41,394	967,792
Kensey Nash Corp.(a)	15,436	403,034
Mentor Corp.(b)	43,846	2,019,108
Meridian Bioscience, Inc.(b)	51,597	1,564,421
Merit Medical Systems, Inc.(a)	35,915	466,177
Osteotech, Inc.(a)	22,508	169,260

Palomar Medical Technologies, Inc.(a)(b)	23,852	679,543
PolyMedica Corp.(b)	29,498	1,549,235
Possis Medical, Inc.(a)	22,131	299,875
Respironics, Inc.(a)(b)	95,682	4,595,606
SurModics, Inc.(a)(b)	19,604	960,792
Symmetry Medical, Inc.(a)	45,900	766,530
Theragenics Corp.(a)	43,040	193,250
Vital Signs, Inc.	10,335	538,867

		42,822,967

Healthcare Providers & Services 4.3%
Amedisys, Inc.(a)(b)	33,704	1,294,908
AMERIGROUP Corp.(a)	67,956	2,343,123
AMN Healthcare Services, Inc.(a)	40,157	752,141
AmSurg Corp.(a)	39,980	922,339
Centene Corp.(a)(b)	56,610	1,217,681
Chemed Corp.(b)	31,026	1,928,576
Cross Country Healthcare, Inc.(a)	41,402	723,293
CryoLife, Inc.(a)	32,060	302,967
Gentiva Health Services, Inc.(a)	36,180	695,018
HealthExtras, Inc.(a)(b)	47,500	1,321,925
Healthways, Inc.(a)(b)	45,888	2,476,575
Hooper Holmes, Inc.(a)	88,993	210,023
inVentiv Health, Inc.(a)(b)	41,817	1,832,421
LCA-Vision, Inc.(b)	26,018	764,669
LHC Group Inc.(a)	18,700	401,489
Matria Healthcare, Inc.(a)(b)	27,585	721,624
MedCath Corp.(a)	17,600	483,296
Odyssey Healthcare, Inc.(a)	42,785	411,164
Owens & Minor, Inc.	52,290	1,991,726
Pediatrix Medical Group, Inc.(a)	63,618	4,161,889
PharMerica Corp.(a)(b)	39,400	587,848
PSS World Medical, Inc.(a)(b)	87,250	1,669,093
RehabCare Group, Inc.(a)	22,211	390,691
Res-Care, Inc.(a)	32,200	735,448
Sierra Health Services, Inc.(a)	72,722	3,068,141
Sunrise Senior Living, Inc.(a)(b)	58,125	2,055,881

		33,463,949

Healthcare Technology 0.6%
Allscripts Healthcare Solutions, Inc.(a)(b)	72,700	1,965,081
Omnicell, Inc.(a)	44,100	1,258,614
Phase Forward, Inc.(a)(b)	54,500	1,090,545

		4,314,240

Hotels, Restaurants & Leisure 3.2%
California Pizza Kitchen, Inc.(a)(b)	37,800	664,146
CEC Entertainment, Inc.(a)(b)	41,811	1,123,462
CKE Restaurants, Inc.(b)	81,838	1,326,594
IHOP Corp.(b)	19,217	1,217,013
Jack in the Box, Inc.(a)(b)	40,809	2,646,057
Landry’s Restaurants, Inc.(b)	19,314	511,048
Marcus Corp.(b)	27,947	536,582
Monarch Casino & Resort, Inc.(a)	18,300	520,635

Multimedia Games, Inc.(a)	29,906	254,799
O’Charleys, Inc.	30,953	469,247
P.F. Chang’s China Bistro, Inc.(a)(b)	33,482	991,067
Panera Bread Co. (Class A Stock)(a)(b)	41,580	1,696,464
Papa John’s International, Inc.(a)(b)	27,873	681,216
Peet’s Coffee & Tea, Inc.(a)(b)	16,078	448,737
Pinnacle Entertainment, Inc.(a)(b)	77,467	2,109,426
RARE Hospitality International, Inc.(a)	39,713	1,513,462
Red Robin Gourmet Burgers, Inc.(a)(b)	21,765	933,719
Ruth’s Chris Steak House(a)	24,600	350,550
Shuffle Master, Inc.(a)(b)	45,666	682,707
Sonic Corp.(a)(b)	81,550	1,908,270
Steak n Shake Co. (The)(a)	36,839	552,953
Texas Roadhouse, Inc.(a)(b)	69,700	815,490
Triarc Cos., Inc. (Class B Stock)	81,790	1,023,193
WMS Industries, Inc.(a)(b)	53,234	1,762,045

		24,738,882

Household Durables 0.8%
Bassett Furniture Industries, Inc.	15,296	158,772
Champion Enterprises, Inc.(a)(b)	99,593	1,093,531
Ethan Allen Interiors, Inc.(b)	38,878	1,270,922
La-Z-Boy, Inc.(b)	67,091	495,132
Libbey, Inc.(b)	18,774	328,920
M/I Homes, Inc.	15,937	221,365
Meritage Home Corp.(a)(b)	33,920	478,950
National Presto Industries, Inc.	6,150	325,950
Russ Berrie & Co., Inc.(a)	21,567	362,326
Skyline Corp.	8,794	264,524
Standard Pacific Corp.(b)	84,081	461,605
Universal Electronics, Inc.(a)	18,600	604,500

		6,066,497

Household Products 0.2%
Central Garden & Pet Co. (Class A Stock)(a)(b)	93,000	835,139
Spectrum Brands, Inc.(a)(b)	52,892	306,774
WD-40 Co.(b)	22,361	763,405

		1,905,318

Industrial Conglomerates 0.1%
Standex International Corp.	16,119	333,341
Tredegar Corp.	31,809	548,705

		882,046

Insurance 2.7%
Delphi Financial Group, Inc.	57,021	2,304,789
Hilb, Rogal & Hobbs Co.	47,766	2,069,701
Infinity Property & Casualty Corp.(b)	25,029	1,006,666
LandAmerica Financial Group, Inc.(b)	21,800	849,764
Philadelphia Consolidated Holding Corp.(a)	75,101	3,104,675
Presidential Life Corp.	27,908	473,320
ProAssurance Corp.(a)(b)	43,234	2,329,016
RLI Corp.	25,559	1,449,706

Safety Insurance Group, Inc.	21,044	756,321
SCPIE Holdings, Inc.(a)	10,693	237,919
Selective Insurance Group, Inc.	69,308	1,474,874
Stewart Information Services Corp.(b)	23,748	813,844
Tower Group, Inc.	26,100	683,298
United Fire & Casualty Co.	28,740	1,123,447
Zenith National Insurance Corp.	48,048	2,156,875

		20,834,215

Internet & Catalog Retail 0.3%
Blue Nile, Inc.(a)(b)	20,625	1,941,225
PetMed Express, Inc.(a)	31,492	441,203
Stamps.com, Inc.(a)	22,040	263,819

		2,646,247

Internet Software & Services 1.1%
Bankrate, Inc.(a)(b)	16,738	771,957
CyberSource Corp.(a)(b)	41,400	483,966
Infospace, Inc.(b)	42,948	754,167
j2 Global Communications, Inc.(a)(b)	64,266	2,103,425
Knot, Inc. (The)(a)(b)	35,900	763,234
MIVA, Inc.(a)	41,716	196,900
Perficient, Inc.(a)(b)	38,600	844,182
United Online, Inc.	87,441	1,312,489
Websense, Inc.(a)(b)	58,279	1,149,845

		8,380,165

IT Services 0.9%
Authorize.Net Holdings Inc.(a)	36,600	645,258
CACI International, Inc. (Class A Stock)(a)(b)	38,869	1,985,816
Ciber, Inc.(a)	70,685	552,050
Gevity HR, Inc.(b)	30,216	309,714
ManTech International Corp. (Class A Stock)(a)(b)	25,150	904,897
MAXIMUS, Inc.(b)	28,769	1,253,753
SI International, Inc.(a)	17,000	485,690
Startek, Inc.	14,628	148,182
Sykes Enterprises, Inc.(a)	42,242	701,640

		6,987,000

Leisure Equipment & Products 0.9%
Arctic Cat, Inc.	15,993	261,645
JAKKS Pacific, Inc.(a)	36,468	974,060
MarineMax, Inc.(a)(b)	24,382	355,002
Nautilus Group, Inc.(b)	40,817	325,311
Polaris Industries, Inc.(b)	46,300	2,019,607
Pool Corp.(b)	64,006	1,598,870
RC2 Corp.(a)	27,585	763,829
Sturm Ruger & Co., Inc.(a)(b)	29,330	525,300

		6,823,624

Life Sciences Tools & Services 0.7%
Cambrex Corp.(b)	36,909	401,939

Dionex Corp.(a)	24,296	1,930,560
Enzo Biochem, Inc.(a)	40,413	458,688
Kendle International, Inc.(a)(b)	16,572	688,235
PAREXEL International Corp.(a)(b)	35,846	1,479,364
PharmaNet Development Group, Inc.(a)	24,226	703,281

		5,662,067

Machinery 4.3%
Albany International Corp. (Class A Stock)	33,989	1,274,248
Astec Industries, Inc.(a)(b)	24,382	1,400,746
ASV, Inc.(a)(b)	26,205	367,656
Barnes Group, Inc.(b)	58,312	1,861,319
Briggs & Stratton Corp.(b)	64,460	1,623,103
Cascade Corp.	12,400	808,108
CLARCOR, Inc.	64,570	2,208,940
EnPro Industries, Inc.(a)(b)	27,921	1,133,593
Gardner Denver, Inc.(a)	69,368	2,705,352
Kaydon Corp.(b)	36,628	1,904,290
Lindsay Manufacturing Co.(b)	15,081	660,246
Lydall, Inc.(a)	21,306	197,720
Manitowoc Co., Inc.(b)	162,706	7,204,621
Mueller Industries, Inc.(b)	48,045	1,736,346
Robbins & Myers, Inc.(b)	22,198	1,271,723
Toro Co.	51,511	3,030,391
Valmont Industries, Inc.	22,456	1,905,392
Wabash National Corp.	39,206	442,636
Watts Water Technologies, Inc. (Class A Stock)	40,661	1,248,293

		32,984,723

Marine 0.4%
Kirby Corp.(a)	69,264	3,057,313

Media 0.6%
4Kids Entertainment, Inc.(a)	17,088	300,578
Arbitron, Inc.(b)	38,733	1,756,154
Live Nation, Inc.(a)(b)	85,550	1,817,938
Radio One, Inc. (Class “D” Stock)(a)	105,125	392,116

		4,266,786

Metals & Mining 1.4%
AMCOL International Corp.	28,912	956,698
Brush Engineered Materials, Inc.(a)(b)	26,435	1,371,712
Castle (A.M.) & Co.(b)	20,916	681,862
Century Aluminum Co.(a)(b)	37,745	1,987,274
Quanex Corp.(b)	48,250	2,266,785
RTI International Metals, Inc.(a)(b)	29,956	2,374,313
Ryerson Inc.	34,391	1,160,352

		10,798,996

Multiline Retail 0.1%
Fred’s, Inc.(b)	52,035	547,928
Tuesday Morning Corp.(b)	38,624	347,230

		895,158

Multi-Utilities 0.3%
Avista Corp.	68,493	1,393,833
CH Energy Group, Inc.	17,618	842,140

		2,235,973

Oil, Gas & Consumable Fuels 2.9%
Cabot Oil & Gas Corp. (Class A Stock)(b)	125,576	4,415,252
Helix Energy Solutions Group, Inc.(a)(b)	118,438	5,028,877
Massey Energy Corp.	105,282	2,297,253
Penn Virginia Corp.(b)	49,106	2,159,682
Petroleum Development Corp.(a)(b)	19,328	857,197
St. Mary Land & Exploration Co.	82,301	2,935,677
Stone Energy Corp.(a)	36,366	1,455,004
Swift Energy Co.(a)	39,021	1,596,739
World Fuel Services Corp.	37,060	1,512,419

		22,258,100

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.(a)	50,627	766,493
Deltic Timber Corp.(b)	13,771	783,845
Neenah Paper, Inc.	19,421	642,641
Schweitzer-Mauduit International, Inc.	20,370	474,621
Wausau Paper Corp.	65,599	731,429

		3,399,029

Personal Products 0.5%
Chattem, Inc.(a)(b)	24,800	1,748,895
Mannatech, Inc.(b)	20,225	163,823
Playtex Products, Inc.(a)	73,131	1,336,835
USANA Health Sciences, Inc.(a)(b)	10,988	480,725

		3,730,278

Pharmaceuticals 0.9%
Alpharma, Inc. (Class A Stock)(b)	56,594	1,208,848
Bradley Pharmaceuticals, Inc.(a)(b)	17,564	319,665
MGI Pharma, Inc.(a)(b)	103,750	2,882,174
Noven Pharmaceuticals, Inc.(a)	32,132	511,863
Sciele Pharma, Inc.(a)(b)	45,730	1,189,895
ViroPharma, Inc.(a)(b)	90,500	805,450

		6,917,895

Real Estate Investment Trusts (REITs) 3.8%
Acadia Realty Trust	41,719	1,131,836
Colonial Properties Trust(b)	60,919	2,089,522
EastGroup Properties, Inc.(b)	30,796	1,393,827
Entertainment Properties Trust(b)	34,621	1,758,747
Essex Property Trust, Inc.(b)	32,680	3,842,187
Inland Real Estate Corp.(b)	75,313	1,166,598
Kilroy Realty Corp.(b)	42,472	2,575,076
Kite Realty Group Trust(b)	37,500	705,000

Lexington Corporate Properties Trust(b)	83,060	1,662,031
LTC Properties, Inc.	26,692	631,800
Medical Properties Trust, Inc.(b)	64,200	855,144
Mid-America Apartment Communities, Inc.(b)	33,135	1,651,780
National Retail Properties, Inc.(b)	87,010	2,121,304
Parkway Properties, Inc.	20,634	910,785
PS Business Parks, Inc.(b)	20,802	1,182,594
Senior Housing Properties Trust(b)	108,459	2,392,606
Sovran Self Storage, Inc.	27,956	1,281,503
Tanger Factory Outlet Centers(b)	40,600	1,647,954

		29,000,294

Road & Rail 1.4%
Arkansas Best Corp.	32,558	1,063,344
Heartland Express, Inc.(b)	75,146	1,073,085
Kansas City Southern (a)(b)	99,727	3,208,218
Knight Transportation, Inc.(b)	75,006	1,290,853
Landstar System, Inc.	71,135	2,985,536
Old Dominion Freight Line, Inc.(a)(b)	36,692	879,507

		10,500,543

Semiconductors & Semiconductor Equipment 3.8%
Actel Corp.(a)	33,734	361,966
Advanced Energy Industries, Inc.(a)(b)	46,344	699,794
AMIS Holdings Inc.(a)	84,300	818,553
ATMI, Inc.(a)(b)	44,553	1,325,452
Axcelis Technologies, Inc.(a)(b)	132,373	676,426
Brooks Automation, Inc.(a)(b)	91,214	1,298,887
Cabot Microelectronics Corp.(a)(b)	30,919	1,321,787
Cohu, Inc.(b)	29,637	555,694
Cymer, Inc.(a)	41,456	1,591,496
Diodes, Inc.(a)(b)	40,143	1,288,590
DSP Group, Inc.(a)(b)	36,897	584,080
Exar Corp.(a)(b)	63,520	829,571
FEI Co.(a)	46,935	1,475,167
Kopin Corp.(a)	88,003	335,291
Kulicke & Soffa Industries, Inc.(a)(b)	69,867	592,472
Microsemi Corp.(a)(b)	98,900	2,757,333
MKS Instruments, Inc.(a)	65,600	1,247,712
Pericom Semiconductor Corp.(a)	33,689	394,835
Phototronics, Inc.(a)	54,214	618,582
Rudolph Technologies, Inc.(a)(b)	37,756	522,165
Skyworks Solutions, Inc.(a)(b)	207,981	1,880,148
Standard Microsystems Corp.(a)(b)	30,048	1,154,444
Supertex, Inc.(a)(b)	17,857	712,137
Ultratech, Inc.(a)	30,169	418,142
Varian Semiconductor Equipment Associates, Inc.(a)(b)	99,231	5,310,844
Veeco Instruments, Inc.(a)(b)	41,136	797,216

		29,568,784

Software 4.0%
Ansoft Corp.(a)	20,700	682,686
ANSYS, Inc.(a)(b)	100,780	3,443,653
Blackbaud, Inc.(b)	57,100	1,441,204

Captaris, Inc.(a)	35,289	186,679
Catapult Communications Corp.(a)	12,143	92,773
Concur Technologies, Inc.(a)(b)	55,700	1,755,664
Epicor Software Corp.(a)(b)	75,608	1,041,122
EPIQ Systems, Inc.(a)(b)	34,373	646,900
FactSet Research Systems, Inc.	55,766	3,822,758
Informatica Corp.(a)(b)	112,800	1,770,960
JDA Software Group, Inc.(a)(b)	33,901	700,395
Manhattan Associates, Inc.(a)(b)	33,693	923,525
MICROS Systems, Inc.(a)(b)	52,873	3,440,446
Napster, Inc.(a)	60,177	196,779
Phoenix Technologies, Ltd.(a)	34,637	370,962
Progress Software Corp.(a)	54,045	1,637,564
Quality Systems, Inc.(b)	22,592	827,545
Radiant Systems, Inc.(a)	33,982	537,935
Secure Computing Corp.(a)(b)	74,516	725,041
Smith Micro Software, Inc.(a)	38,900	624,734
Sonic Solutions, Inc.(a)	33,667	352,493
SPSS, Inc.(a)	24,676	1,015,171
Take -Two Interactive Software, Inc.(a)(b)	95,986	1,639,441
THQ, Inc.(a)(b)	86,432	2,159,071
Tyler Technologies, Inc.(a)	44,800	598,080

		30,633,581

Specialty Retail 4.1%
Aaron Rents, Inc.	70,196	1,565,371
Big 5 Sporting Goods Corp.(b)	29,200	546,040
Brown Shoe Co., Inc.	57,316	1,111,930
Cabela’s, Inc.(a)(b)	51,200	1,210,880
Cato Corp. (The) (Class A Stock)	42,191	862,384
Charlotte Russe Holdings, Inc.(a)	32,800	480,192
Children’s Place Retail Stores, Inc. (The)(a)	30,238	734,179
Christopher & Banks Corp.	47,003	569,676
Cost Plus, Inc.(a)(b)	28,637	115,121
Dress Barn, Inc.(a)(b)	60,812	1,034,412
Finish Line, Inc. (Class A Stock)	55,007	238,730
Genesco, Inc.(a)	29,563	1,363,741
Group 1 Automotive, Inc.(b)	31,219	1,048,022
Guitar Center, Inc.(a)	38,474	2,281,508
Gymboree Corp.(a)(b)	39,321	1,385,672
Haverty Furniture Cos., Inc.	29,361	257,496
Hibbett Sports, Inc.(a)	40,362	1,000,978
Hot Topic, Inc.(a)(b)	57,550	429,323
Jo-Ann Stores, Inc.(a)(b)	32,306	681,657
Jos. A. Bank Clothiers, Inc.(a)(b)	23,544	786,840
Lithia Motors, Inc.	20,700	353,142
Men’s Wearhouse, Inc.(b)	69,085	3,490,175
Midas, Inc.(a)(b)	18,924	357,096
Pep Boys-Manny, Moe & Jack(b)	54,228	760,819
Select Comfort Corp.(a)(b)	58,762	819,730
Sonic Automotive, Inc.	40,146	961,095
Stage Stores, Inc.	53,641	977,875
Stein Mart, Inc.	34,146	259,851
Tractor Supply Co.(a)(b)	45,099	2,078,613
Tween Brands, Inc.(a)(b)	39,902	1,310,382
Zale Corp.(a)(b)	63,601	1,471,727
Zumiez, Inc.(a)(b)	23,100	1,024,947

		31,569,604

Textiles, Apparel & Luxury Goods 3.0%
Ashworth, Inc.(a)	18,996	116,825
Crocs, Inc.(a)(b)	105,820	7,116,395
Deckers Outdoor Corp.(a)(b)	16,662	1,829,488
Fossil, Inc.(a)(b)	59,225	2,212,646
Iconix Brand Group, Inc.(a)(b)	73,600	1,750,944
Kellwood Co.	33,559	572,181
K-Swiss, Inc.	34,667	794,221
Maidenform Brands, Inc.(a)	25,100	398,588
Movado Group, Inc.(b)	25,000	798,000
Oxford Industries, Inc.(b)	20,118	726,662
Quiksilver, Inc.(a)(b)	159,496	2,280,793
Skechers USA, Inc., (Class “A” Stock)(a)	42,041	929,106
Unifirst Corp.	18,500	693,010
Volcom, Inc.(a)(b)	18,900	803,628
Wolverine World Wide, Inc.	69,282	1,898,327

		22,920,814

Thrifts & Mortgage Finance 1.2%
Anchor BanCorp Wisconsin, Inc.	22,959	619,893
Bank Mutual Corp.	71,535	843,398
BankAtlantic Bancorp, Inc. (Class A Stock)	55,666	482,624
BankUnited Financial Corp. (Class A Stock)(b)	40,370	627,350
Brookline Bancorp, Inc.	77,212	894,887
Corus Bankshares, Inc.(b)	42,700	555,954
Dime Community Bancshares	33,821	506,300
Downey Financial Corp.(b)	25,265	1,460,317
FirstFed Financial Corp.(a)(b)	18,924	937,684
Flagstar Bancorp, Inc.	47,587	463,022
Franklin Bank Corp.(a)(b)	32,896	302,643
Fremont General Corp.(b)	87,773	342,315
Triad Guaranty, Inc.(a)(b)	16,000	303,520
TrustCo Bank Corp.(b)	97,251	1,062,953

		9,402,860

Tobacco 0.1%
Alliance One International, Inc.(a)	115,046	752,401

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	47,554	1,466,090
Kaman Corp. (Class “A” Stock)	31,836	1,100,252
Lawson Products, Inc.	5,440	189,366
Watsco, Inc.(b)	31,931	1,482,557

		4,238,265

Water Utilites 0.1%
American States Water Co.(b)	22,129	863,031

TOTAL LONG-TERM INVESTMENTS
(cost $518,208,785)		756,181,442

SHORT-TERM INVESTMENTS 50.8%
Affiliated Money Market Mutual Fund 50.7%
Dryden Core Investment Fund—Taxable Money Market Series
(cost $391,531,805; includes 374,142,662 of cash collateral received for securities on loan)(c)(d)	391,531,805	391,531,805

	Principal Amount (000)
U.S. Government Obligation 0.1%
U.S. Treasury Bills
(cost $892,369)(e)(f) 5.05%, 12/20/07	$900	892,644

TOTAL SHORT-TERM INVESTMENTS
(cost $392,424,174)		392,424,449

TOTAL INVESTMENTS 148.6%
(cost $910,632,959)		1,148,605,891
LIABILTIES IN EXCESS OF OTHER ASSETS(g) (48.6%)		(375,797,401)

NET ASSETS 100.0%		$772,808,490

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $356,429,454; cash collateral of $374,142,662 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open future contracts outstanding at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at September 30, 2007	Value at Trade Date	Unrealized Depreciation
Long Positions:
47	Russell 2000	Dec. 07	$18,749,562	$19,110,200	$(360,638)
1	Russell Mini 2000	Dec. 07	78,365	81,320	(2,955)

					$(363,593)

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.5%
Affiliated Mutual Funds
Advanced Series Trust-Marsico Capital Growth Portfolio(a)	1,767,381	$41,710,191
The Prudential Series Fund —
Jennison Portfolio (Class I)(a)	1,761,977	41,406,463
Money Market Portfolio	195	1,947
Natural Resources Portfolio (Class I)(a)	40,500	2,517,860
SP International Growth Portfolio (Class I)(a)	2,511,822	24,766,568
SP Large Cap Value Portfolio(a)	5,121,911	70,682,377
SP International Value Portfolio(a)	1,751,551	24,153,889
SP Small Cap Growth Portfolio(a)	732,319	5,946,433
SP Small Cap Value Portfolio(a)	203,513	2,883,785

TOTAL LONG-TERM INVESTMENTS
(cost $154,658,133)		214,069,513

SHORT-TERM INVESTMENT – 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series	1,135,098	1,135,098

(cost $1,135,098)
TOTAL INVESTMENTS – 100.0%
(cost $155,793,231)(b)		215,204,611
LIABILITIES IN EXCESS OF OTHER ASSETS		(32,825)
NET ASSETS – 100.0%		$215,171,786

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 80.6%

COMMON STOCKS
Aerospace — 2.0%
Northrop Grumman Corp.	4,060	$316,680
United Technologies Corp.	5,914	475,959

		792,639

Automobiles — 0.6%
Renault SA (France)	1,728	250,395

Biotechnology — 3.1%
Amgen, Inc.*	22,031	1,246,294

Commercial Banks — 1.0%
Barclays PLC (United Kingdom)	31,759	386,948

Communication Equipment — 2.6%
Corning, Inc.	15,943	392,995
Motorola, Inc.	34,760	644,103

		1,037,098

Computer Hardware — 1.3%
Fujitsu Ltd. (Japan)	73,000	516,049

Computer Services & Software — 6.4%
Cisco Systems, Inc.*	21,242	703,323
EMC Corp.*	19,694	409,635
Microsoft Corp.	24,963	735,410
Symantec Corp.*	34,951	677,350

		2,525,718

Computers — 0.9%
International Business Machines Corp.	2,925	344,565

Computers & Peripherals — 1.2%
Seagate Technology (Cayman Islands)	19,011	486,301

Consumer Products & Services — 2.2%
Avon Products, Inc.	11,267	422,850
Estee Lauder Cos., Inc. (Class A Stock)	9,278	393,944
Henkel KGaA (Germany)	1,350	63,930

		880,724

Diversified Manufacturing Operations — 2.1%
General Electric Co.	17,425	721,395
Tyco International Ltd. (Bermuda)	2,772	122,911

		844,306

Electronic Components — 2.0%
Hitachi Ltd. (Japan)	58,000	386,280
Koninklijke (Royal) Philips Electronics NV (Netherlands)	9,138	412,408

		798,688

Electronic Equipment & Instruments — 1.7%
Agilent Technologies, Inc.*	18,500	682,280
Tyco Electronics Ltd. (Bermuda)	7,639	270,650

		952,930

Electronics — 0.9%
Analog Devices, Inc.	9,676	349,884

Entertainment & Leisure — 0.3%
Sega Sammy Holdings, Inc. (Japan)	8,000	106,560

Financial Services — 0.3%
UBS AG (Switzerland)	2,514	135,174

Food & Beverage — 4.4%
Cadbury Schweppes PLC (United Kingdom)	67,984	788,668
Coca-Cola Co.	8,592	493,782
Unilever NV (Netherlands)	14,737	454,956

		1,737,406

Healthcare Equipment & Supplies — 0.8%
Covidien Ltd. (Bermuda)*	7,639	317,019

Healthcare-Products — 1.3%
Medtronic, Inc.	8,865	500,075

Industrial Conglomerates — 2.6%
3M Co.	11,128	1,041,358

		1,041,358

Insurance — 6.2%
Berkshire Hathaway, Inc. (Class A Stock)*	7	829,570
Genworth Financial, Inc. (Class A Stock)	7,193	221,041
Marsh & McLennan Cos., Inc.	11,406	290,853
Progressive Corp. (The)	53,100	1,030,671
XL Capital Ltd. (Class A Stock)	1,129	89,417

		2,461,552

Iron/Steel — 0.6%
Tenaris SA, ADR (Luxembourg)	4,836	254,470

Machinery & Equipment — 1.8%
Caterpillar, Inc.	9,005	706,262

Media — 1.1%
McGraw-Hill Cos., Inc.	1,228	62,517
News Corp. (Class A Stock)	16,130	354,699

		417,216

Office Equipment — 1.3%
Xerox Corp.*	28,914	501,369

Oil, Gas & Consumable Fuels — 12.7%
Apache Corp.	5,154	464,169
BJ Services Co.	26,400	700,920
Chesapeake Energy Corp.	13,287	468,500
Exxon Mobil Corp.	5,649	522,872
Schlumberger Ltd.	6,074	637,770
Smith International, Inc.	4,276	305,306
Total SA (Class B Stock) (France)	5,214	423,936
Transocean, Inc. (Cayman Islands)*	3,468	392,057
Weatherford International Ltd. (Bermuda)*	8,915	598,910
XTO Energy, Inc.	8,263	510,984

		5,025,424

Pharmaceuticals — 7.1%
GlaxoSmithKline PLC, ADR (United Kingdom)	10,348	550,514
Merck & Co., Inc.	8,718	450,634

Pfizer, Inc.	42,887	1,047,729
Sanofi-Aventis, ADR (France)	3,484	147,791
Teva Pharmaceutical Industries Ltd., ADR (Israel)	14,054	624,981

		2,821,649

Printing & Publishing — 1.0%
Washington Post Co. (The)	482	386,950

Railroads — 0.9%
Union Pacific Corp.	3,271	369,819

Retail — 1.9%
Wal-Mart Stores, Inc.	16,953	739,998

Software — 1.6%
Automatic Data Processing, Inc.	13,569	623,224

Telecommunications — 2.4%
AT&T, Inc.	7,721	326,676
Nokia Corp., ADR (Finland)	16,825	638,172

		964,848

Telecommunications Wireless — 0.6%
SK Telecom Co. Ltd., ADR (South Korea)	8,016	238,075

Transportation — 1.6%
United Parcel Service, Inc. (Class B Stock)	8,645	649,239

Waste Management — 1.4%
Waste Management, Inc.	14,759	557,005

TOTAL LONG-TERM INVESTMENTS
(cost $26,570,272)		31,967,231

SHORT-TERM INVESTMENTS — 19.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 19.3%
Dryden Core Investment Fund—Taxable Money Market Series
(cost $7,638,312)(w)	7,638,312	7,638,312

	Contracts
OUTSTANDING OPTION PURCHASED*
Put Option
Equity Option on AMGEN, Inc., expiring 10/20/07, Strike Price $50.00
(cost $13,200)	75	1,125

TOTAL SHORT-TERM INVESTMENTS
(cost $7,651,512)		7,639,437

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 99.9%
(cost $34,221,784)		39,606,668
OUTSTANDING OPTION WRITTEN*
Call Option
Equity Option on AMGEN, Inc., expiring 10/20/07, Strike Price $60.00
(premium received $1,800)	75	(2,325)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 99.9%
(cost $34,219,984)		39,604,343
Other assets in excess of liabilities — 0.1%		35,206

NET ASSETS — 100.0%		$39,639,549

The following abbreviation is used in portfolio description:

ADR	American Depositary Receipt
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
Affiliated Mutual Funds
Advanced Series Trust-Marsico Capital Growth Portfolio(a)	7,569,338	$178,636,377
The Prudential Series Fund —
Jennison Portfolio (Class I)(a)	7,596,626	178,520,716
Money Market Portfolio	1,785,643	17,856,429
Natural Resources Portfolio (Class I)(a)	146,099	9,082,996
SP International Growth Portfolio (Class I)(a)	10,780,761	106,298,307
SP International Value Portfolio(a)	7,623,380	105,126,415
SP Large Cap Value Portfolio(a)	22,169,051	305,932,907
SP PIMCO High Yield Portfolio	429,035	4,346,125
SP PIMCO Total Return Portfolio	41,630,825	475,424,023
SP Small Cap Growth Portfolio(a)	3,166,465	25,711,693
SP Small Cap Value Portfolio(a)	908,396	12,871,978

TOTAL LONG-TERM INVESTMENTS
(cost $1,150,178,012)		1,419,807,966

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series
(cost $6,493,125)	6,493,125	6,493,125

TOTAL INVESTMENTS — 100.0%
(cost $1,156,671,137)(b)		1,426,301,091
LIABILITIES IN EXCESS OF OTHER ASSETS		(56,653)

NET ASSETS — 100.0%		$1,426,244,438

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
Affiliated Mutual Funds
Advanced Series Trust-Marsico Capital Growth Portfolio(a)	2,310,282	$54,522,645
The Prudential Series Fund —
Jennison Portfolio (Class I)	2,317,782	54,467,870
Money Market Portfolio	1,142,151	11,421,511
Natural Resources Portfolio (Class I)(a)	47,790	2,971,117
SP International Growth Portfolio (Class I)(a)	3,413,861	33,660,672
SP International Value Portfolio(a)	2,263,146	31,208,780
SP Large Cap Value Portfolio(a)	6,837,070	94,351,572
SP PIMCO High Yield Portfolio	331,285	3,355,914
SP PIMCO Total Return Portfolio	29,200,267	333,467,046
SP Small Cap Growth Portfolio(a)	967,060	7,852,527
SP Small Cap Value Portfolio(a)	283,194	4,012,856

TOTAL LONG-TERM INVESTMENTS
(cost $546,223,067)		631,292,510

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series
(cost $3,023,377)	3,023,377	3,023,377

TOTAL INVESTMENTS — 100.0%
(cost $549,246,444)(b)		634,315,887
LIABILITIES IN EXCESS OF OTHER ASSETS		(64,604)

NET ASSETS — 100.0%		$634,251,283

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS
Automobile Manufacturers — 0.4%
CarMax, Inc.*(a)	59,600	$1,211,668

Beverages — 1.1%
Heineken Holding NV (Netherlands)	61,406	3,519,972

Business Services — 1.5%
Iron Mountain, Inc.*(a)	135,200	4,120,896
Sino-Forest Corp. (Canada)*	30,100	680,288

		4,801,184

Cable Television — 0.4%
Virgin Media, Inc. (United Kingdom)(a)	54,317	1,318,274

Commercial Banks — 1.2%
Bank of New York Mellon Corp. (The)	86,800	3,831,352

Computers — 1.8%
Dell, Inc.*	131,000	3,615,600
Hewlett-Packard Co.	46,700	2,325,193

		5,940,793

Construction — 0.2%
Hunter Douglas NV (Netherlands)	8,453	759,371

Containers & Packaging — 1.6%
Sealed Air Corp.(a)	198,400	5,071,104

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	34,700	1,302,291

Diversified Financial Services — 0.1%
E*Trade Financial Corp.*	18,100	236,386

Diversified Metals — 0.7%
BHP Billiton PLC (United Kingdom)	35,400	1,267,493
Rio Tinto PLC (United Kingdom)	12,600	1,089,958

		2,357,451

Electronic Equipment & Instruments — 1.6%
Agilent Technologies, Inc.*	42,800	1,578,464
Tyco Electronics Ltd. (Bermuda)	101,538	3,597,491

		5,175,955

Entertainment & Leisure — 1.2%
Harley-Davidson, Inc.	82,800	3,826,188

Financial—Bank & Trust — 4.6%
HSBC Holdings PLC (United Kingdom)	470,074	8,699,197
Wachovia Corp.	125,407	6,289,161

		14,988,358

Financial Services — 10.5%
American Express Co.	239,700	14,230,989
Ameriprise Financial, Inc.	62,960	3,973,406
Commerce Bancorp, Inc.	49,200	1,907,976
Discover Financial Services LLC*	13,200	274,560
H&R Block, Inc.	131,900	2,793,642
Moody’s Corp.(a)	57,100	2,877,840
State Street Corp.(a)	8,400	572,544
Wells Fargo & Co.	208,600	7,430,332

		34,061,289

Foods — 1.8%
Diageo PLC, ADR (United Kingdom)	48,300	4,237,359
Hershey Co.	32,800	1,522,248

		5,759,607

Healthcare Equipment & Supplies — 1.3%
Covidien Ltd. (Bermuda)*	101,538	4,213,827

Healthcare Providers & Services — 2.2%
Cardinal Health, Inc.	40,400	2,526,212
Express Scripts, Inc.*(a)	30,700	1,713,674
UnitedHealth Group, Inc.	58,800	2,847,684

		7,087,570

Household Products — 1.1%
Procter & Gamble Co.	50,100	3,524,034

Industrial Conglomerates — 1.4%
Tyco International Ltd. (Bermuda)	101,538	4,502,195

Insurance — 15.6%
AMBAC Financial Group, Inc.(a)	22,300	1,402,893
American International Group, Inc.	192,300	13,009,095
AON Corp.	53,110	2,379,859
Berkshire Hathaway, Inc. (Class A Stock)*	94	11,139,940
Chubb Corp.	14,800	793,872
Loews Corp.	148,200	7,165,470
Markel Corp.*	534	258,456
Millea Holdings, Inc. (Japan)	80,900	3,253,889
Nipponkoa Insurance Co. Ltd. (Japan)	171,800	1,494,173
Principal Financial Group, Inc.	16,900	1,066,221
Progressive Corp.	251,000	4,871,910
Sun Life Financial, Inc. (Canada)(a)	10,300	540,235
Transatlantic Holdings, Inc.(a)	43,075	3,029,465

		50,405,478

Internet & Catalog Retail — 0.3%
Liberty Media Corp.—Interactive (Class A Stock)*	43,825	841,878

Internet Services — 0.6%
Expedia, Inc.*	18,250	581,810
Google, Inc. (Class A Stock)*	2,670	1,514,611

		2,096,421

Internet Software & Services — 0.8%
Amazon.com, Inc.*(a)	26,000	2,421,900

Investment Firms — 5.8%
Citigroup, Inc.	118,600	5,535,062
JPMorgan Chase & Co.	256,316	11,744,399
Morgan Stanley	26,200	1,650,600

		18,930,061

Materials — 1.0%
Martin Marietta Materials, Inc.(a)	23,800	3,178,490

Media — 5.8%
Comcast Corp. (Special Class A Stock)*(a)	351,800	8,429,128
Gannett Co., Inc.	12,200	533,140
Lagardere SCA (France)	32,700	2,783,246
Liberty Media Corp.—Capital (Class A Stock)*	8,925	1,114,108
News Corp. (Class A Stock)	239,600	5,268,804
WPP Group PLC, ADR (United Kingdom)(a)	11,200	756,000

		18,884,426

Metals & Mining — 1.0%
China Coal Energy Co. (Hong Kong)*	1,140,700	3,389,591

Mining — 0.6%
Vulcan Materials Co.	23,400	2,086,110

Multi-Line Retail — 0.2%
Sears Holdings Corp.*(a)	4,300	546,960

Oil, Gas & Consumable Fuels — 13.3%
Canadian Natural Resources Ltd. (Canada)	21,500	1,628,625
ConocoPhillips	183,840	16,135,637
Devon Energy Corp.	93,700	7,795,840
EOG Resources, Inc.(a)	79,870	5,776,997
Occidental Petroleum Corp.	128,900	8,259,912
Transocean, Inc. (Cayman Islands)*	30,100	3,402,805

		42,999,816

Real Estate Operation & Development — 0.4%
Hang Lung Group Ltd. (Hong Kong)	208,000	1,182,631

Retail & Merchandising — 7.3%
Bed Bath & Beyond, Inc.*(a)	51,100	1,743,532
Costco Wholesale Corp.(a)	209,900	12,881,563
CVS Caremark Corp.	111,610	4,423,104
Wal-Mart Stores, Inc.	106,100	4,631,265

		23,679,464

Semiconductors & Semiconductor Equipment — 0.4%
Texas Instruments, Inc.	31,000	1,134,290

Software — 3.0%
Dun & Bradstreet Corp.	33,100	3,263,991
Microsoft Corp.	222,900	6,566,634

		9,830,625

Specialty Retail — 0.4%
Lowe’s Co., Inc.(a)	46,900	1,314,138

Telecommunications Wireless — 1.5%
SK Telecom Co. Ltd., ADR (South Korea)(a)	58,000	1,722,600
Sprint Nextel Corp.	172,500	3,277,500

		5,000,100

Tobacco — 3.2%
Altria Group, Inc.	151,200	10,512,936

Transportation — 1.8%
Asciano Group (Australia)*	35,700	284,156
China Shipping Development Co. Ltd. (China)	322,000	1,043,807
Cosco Pacific Ltd. (Hong Kong)	409,200	1,294,895
Kuehne & Nagel International AG (Switzerland)	13,945	1,372,641
Toll Holdings Ltd. (Australia)	44,600	518,839
United Parcel Service, Inc. (Class B Stock)	18,800	1,411,880

		5,926,218

Transportation/Shipping — 1.1%
China Merchants Holdings International Co. Ltd. (Hong Kong)	595,725	3,705,153

TOTAL LONG-TERM INVESTMENTS
(cost $215,059,940)		321,555,555

SHORT-TERM INVESTMENT — 10.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $33,712,927; includes $31,306,090 of cash collateral for securities on loan)(b)(w)	33,712,927	33,712,927

TOTAL INVESTMENTS — 109.6%
(cost $248,772,867)		355,268,482
Liabilities in excess of other assets — (9.6)%		(31,054,531)

NET ASSETS — 100.0%		$324,213,951

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $30,169,651; cash collateral of $31,306,090 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
Affiliated Mutual Funds
Advanced Series Trust-Marsico Capital Growth Portfolio(a)	9,067,879	$214,001,952
The Prudential Series Fund —
Jennison Portfolio (Class I)	9,123,878	214,411,136
Money Market Portfolio	205,078	2,050,782
Natural Resources Portfolio (Class I) (a)	196,057	12,188,870
SP International Growth Portfolio (Class I) (a)	12,890,410	127,099,447
SP International Value Portfolio (a)	9,051,968	124,826,644
SP Large Cap Value Portfolio (a)	26,413,494	364,506,213
SP PIMCO High Yield Portfolio	149,870	1,518,186
SP PIMCO Total Return Portfolio	16,779,012	191,616,314
SP Small Cap Growth Portfolio (a)	3,759,380	30,526,166
SP Small Cap Value Portfolio (a)	1,104,976	15,657,505

TOTAL LONG-TERM INVESTMENTS
(cost $987,201,102)		1,298,403,215

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series
(cost $6,847,399)	6,847,399	6,847,399

TOTAL INVESTMENTS — 100.0%
(cost $994,048,501)(b)		1,305,250,614
LIABILITIES IN EXCESS OF OTHER ASSETS		(63,212)

NET ASSETS — 100.0%		$1,305,187,402

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%

COMMON STOCKS — 97.7%
Australia — 6.9%
Allco Finance Group Ltd.	121,754	$999,356
BHP Billiton Ltd.	124,900	4,937,482
CSL Ltd.	23,448	2,232,548
Macquarie Bank Ltd.	93,561	7,007,009
Macquarie Infrastructure Group	279,557	773,963
QBE Insurance Group Ltd.	154,900	4,645,832
Toll Holdings Ltd.	265,800	3,092,096
Woolworths Ltd.	289,500	7,632,144
WorleyParsons Ltd.	126,800	4,771,807

		36,092,237

Austria — 0.7%
Erste Bank der Oesterreichischen Sparkassen AG	19,821	1,510,691
Raiffeisen International Bank Holding AG	15,000	2,192,388

		3,703,079

Belgium — 1.2%
InBev NV	70,700	6,407,751

Brazil — 4.9%
All America Latina Logistica SA	61,024	860,928
Companhia Vale do Rio Doce, ADR	284,300	9,646,299
Gafisa SA	82,500	1,392,553
JHSF Participacoes SA*	137,500	732,883
Petroleo Brasileiro SA	87,800	2,842,842
Petroleo Brasileiro SA, ADR	58,221	4,395,685
Redecard SA*	47,300	877,618
Unibanco—Uniao de Bancos Brasileiros, GDR	36,832	4,845,250

		25,594,058

Canada — 3.6%
Brookfield Asset Management, Inc. (Class A Stock)	108,800	4,173,046
Potash Corp. of Saskatchewan, Inc.	26,342	2,784,349
Research In Motion Ltd.*	28,515	2,810,153
Rogers Communications, Inc. (Class B Stock)	118,700	5,403,645
Shoppers Drug Mart Corp.	66,700	3,646,656

		18,817,849

Chile — 0.3%
Centros Comerciales Sudamericanos SA, ADR, 144A*	30,100	1,779,506

China — 3.7%
China Communications Construction Co. Ltd. (Class H Stock)	1,462,658	3,477,031
China Merchants Bank Co. Ltd. (Class H Stock)	1,139,500	5,005,747
China Merchants Holdings International Co. Ltd.	308,000	1,915,627
China Oilfield Services Ltd. (Class H Stock)	2,358,000	5,429,511
Country Garden Holdings Co. Ltd.*	1,266,000	2,152,926
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	548,000	1,407,035

		19,387,877

Egypt — 0.5%
Egyptian Financial Group Hermes Holding	326,500	2,662,837

Finland — 0.7%
Nokia Oyj	100,700	3,828,177

France — 9.8%
Accor SA	32,787	2,910,805
Alstom	8,120	1,650,770
Axa SA	90,800	4,062,947
Cie Generale de Geophysique-Veritas*	5,080	1,659,915
Electricite de France	32,009	3,384,431
Essilor International SA	56,900	3,569,992
Eurazeo	19,500	2,873,740
Iliad SA	20,300	1,881,243
JC Decaux SA	72,224	2,536,579
L’Oreal SA	55,300	7,254,631
PPR	12,518	2,355,124
Schneider Electric SA	47,700	6,026,351
Veolia Environment	128,221	11,041,418

		51,207,946

Germany — 5.4%
Continental AG	43,216	5,976,255
Daimler Chrysler AG	46,942	4,728,404
Deutsche Boerse AG	36,700	4,997,718
Gea Group AG*	23,299	819,613
MTU Aero Engines Holding AG	12,542	763,655
Q-Cells AG*	29,600	3,026,309
Siemens AG	58,000	7,974,390

		28,286,344

Greece — 0.7%
National Bank of Greece SA	59,876	3,816,477

Guernsey — 0.2%
Amdocs Ltd.*	22,819	848,639

Hong Kong — 4.9%
China Mobile Ltd.	305,800	5,683,946
CNOOC Ltd.	1,444,800	2,427,251
Esprit Holdings Ltd.	437,600	6,951,974
Li & Fung Ltd.	1,072,400	4,552,339
Melco PBL Entertainment (Macau) Ltd., ADR*(a)	115,478	1,905,387
Nine Dragons Paper Holdings Ltd.	630,000	1,969,294
Shangri-La Asia Ltd.	620,000	2,089,570

		25,579,761

India — 1.1%
HDFC Bank Ltd., ADR	30,900	3,310,317
ICICI Bank Ltd., ADR	45,633	2,405,772

		5,716,089

Indonesia — 0.4%
Bank Rakyat Indonesia	2,550,000	1,840,350

Italy — 1.6%
Saipem SpA	194,200	8,285,394

Japan — 12.6%
Aeon Mall Co. Ltd.	76,300	2,331,546
Daikin Industries Ltd.	35,000	1,685,022
Fanuc Ltd.	50,400	5,138,066
Fujitsu Ltd.	112,000	791,747
Fukuoka Financial Group, Inc.	620,000	3,632,612
Honeys Co. Ltd.	20,500	610,369
Jupiter Telecommunications Co. Ltd.*	3,097	2,405,018
K.K. DaVinci Advisors*	1,262	948,162
Komatsu Ltd.	149,200	5,013,816
Marubeni Corp.	288,000	2,642,685
Mitsui Trust Holdings, Inc.	205,000	1,599,095
NGK Insulators Ltd.	179,000	5,765,899
Nintendo Co. Ltd.	23,700	12,338,484
ORIX Corp.	28,800	6,569,103
Shin-Etsu Chemical Co. Ltd.	47,700	3,297,245
Sumitomo Realty & Development Co. Ltd.	129,000	4,537,152
Suruga Bank Ltd.	264,000	3,224,585
Toyota Motor Corp.	24,100	1,422,522
Yamada Denki Co. Ltd.	16,420	1,625,346

		65,578,474

Luxembourg — 0.4%
ArcelorMittal	23,209	1,833,117

Malaysia — 0.8%
Bumiputra-Commerce Holdings Bhd	723,200	2,270,943
Kuala Lumpur Kepong Bhd	446,600	1,730,043

		4,000,986

Mexico — 1.0%
America Movil SAB de CV (Class L Stock), ADR	35,350	2,262,400
Grupo Televisia SA, ADR	123,592	2,987,219

		5,249,619

Netherlands — 0.5%
Heineken NV	36,689	2,407,603

Russia — 0.3%
PIK Group, GDR, 144A*	63,000	1,757,700

Singapore — 2.1%
Capitaland Ltd.	1,996,000	10,950,791

South Africa — 1.1%
MTN Group Ltd.	261,197	3,961,953
Naspers Ltd. (Class N Stock)	63,900	1,771,759

		5,733,712

South Korea — 0.9%
NHN Corp.*	9,800	2,267,963
Samsung Electronics Co. Ltd.	3,430	2,154,994

		4,422,957

Spain — 1.0%
Industria de Diseno Textil SA	80,300	5,411,425

Switzerland — 12.8%
ABB Ltd.	529,718	13,949,885
Actelion Ltd*	46,704	2,587,424
EFG International	46,000	2,165,171
Geberit AG	9,900	1,295,057
Holcim Ltd.	49,309	5,446,543
Julius Baer Holding AG	75,723	5,661,745
Kuehne & Nagel International AG	40,465	3,983,070
Lonza Group AG	26,740	2,916,882
Nestle SA	26,802	12,039,894
Nobel Biocare Holding AG	5,650	1,529,880
Roche Holding AG	42,080	7,629,880
SGS Societe Generale	2,073	2,368,125
Xstrata PLC	79,400	5,269,940

		66,843,496

Taiwan — 1.6%
Hon Hai Precision Industry Co. Ltd.	667,115	5,028,658
MediaTek, Inc.	172,400	3,106,211

		8,134,869

United Kingdom — 14.6%
Acergy SA	72,700	2,160,941
BG Group PLC	509,900	8,825,915
British Sky Broadcasting Group PLC	554,136	7,879,624
Capita Group PLC	266,032	3,940,735
Carphone Warehouse Group	232,000	1,654,227
Johnson Matthey PLC	22,626	771,699
Man Group PLC	550,237	6,231,201
Reckitt Benckiser PLC	188,843	11,096,593
Rio Tinto PLC	26,092	2,257,079
Rolls-Royce Group PLC*	687,216	7,346,558
Rotork PLC	66,400	1,372,125
Tesco PLC	1,686,800	15,159,319
Tullow Oil PLC	239,400	2,919,273
Vedanta Resources PLC	110,900	4,606,085

		76,221,374

United States — 1.4%
Las Vegas Sands Corp.*(a)	27,194	3,628,223
Schlumberger Ltd.	37,356	3,922,380

		7,550,603

TOTAL COMMON STOCKS
(cost $374,270,635)		509,951,097

RIGHTS *
Austria
Raiffeisen International Rights, Expiring 10/03/07
(cost $0)	15,000	—

TOTAL LONG-TERM INVESTMENTS
(cost $374,270,635)		509,951,097

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 3.1%
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
3.55% 01/03/08	$430	425,748
3.65% 01/10/08	732	724,264
3.75% 01/31/08	301	297,137
3.80% 02/07/08	286	282,052

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,729,442)		1,729,201

AFFILIATED MONEY MARKET MUTUAL FUND — 2.8%
Dryden Core Investment Fund—Taxable Money Market Series (cost $14,753,965; includes $5,712,961 of cash collateral for securities on loan)(b)(w)	14,753,965	14,753,965

TOTAL SHORT-TERM INVESTMENTS
(cost $16,483,407)		16,483,166

TOTAL INVESTMENTS — 100.8%
(cost $390,754,042)		526,434,263
Liabilities in excess of other assets(x) — (0.8)%		(4,321,569)

NET ASSETS — 100.0%		$522,112,694

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,470,326; cash collateral of $5,712,961 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Japanese Yen,
Expiring 10/03/07	JPY	8,438	$73,180	$73,457	$277
British Pound,
Expiring 10/03/07	GBP	23	46,449	46,459	10
Singapore Dollar,
Expiring 10/03/07	SGD	82	54,871	54,871	0

			$174,500	$174,787	$287

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Hong Kong Dollar,
Expiring 10/03/07	HKD	1,209	$155,722	$155,487	$235

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2007 were as follows:

Real Estate	7.6%
Financial Services	7.6
Oil, Gas & Consumable Fuels	5.7
Oil & Gas	5.0
Food	3.8
Metals & Mining	3.7
Telecommunications	3.2
Electronic Components	3.1
Financial—Bank & Trust	3.0
Foods	2.9
Affiliated Money Market Mutual Fund (1.1% represents investments purchased with collateral from securities on loan)	2.8
Entertainment & Leisure	2.8
Automobile Manufacturers	2.6
Commercial Banks	2.5
Pharmaceuticals	2.4
Retail & Merchandising	2.3
Transportation	2.3
Consumer Products & Services	2.1
Water	2.1
Broadcasting	2.1
Chemicals	1.8
Media	1.8
Beverages	1.7
Insurance	1.7
Lodging	1.7
Diversified Manufacturing	1.5
Cosmetics & Toiletries	1.4
Medical Supplies & Equipment	1.3
Building Materials	1.2
Commercial Services	1.2
Electronics	1.2
Automotive Parts	1.1
Computer Hardware	1.1
Machinery—Construction & Mining	1.0
Mining	0.9
Engineering/construction	0.9
Metals	0.9
Conglomerates	0.9
Banks	0.8
Retail	0.7
Semiconductors	0.6
Energy-other	0.6
Software	0.6
Advertising	0.5
Internet Services	0.5
Industrial Products	0.4
Internet	0.4
Diversified Financial Services	0.4
Agriculture	0.3
U.S. Treasury Obligations	0.3
Building Products	0.3
Diversified Machinery	0.3
Building & Construction	0.3
Instruments—Controls	0.3
Business Services	0.2
Holding Companies—Diversified	0.2
Aerospace & Defense	0.1
Clothing & Apparel	0.1

100.8
Liabilities in excess of other assets	(0.8)

100.0%

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS
Australia — 1.7%
AWB Ltd.	310,900	$678,658
Bluescope Steel Ltd.	104,200	993,966
Commonwealth Bank of Australia	25,100	1,255,947
CSR Ltd.	253,300	699,022
Pacific Brands Ltd.	231,100	635,707
Qantas Airways Ltd.	393,600	1,948,878
Santos Ltd.	72,300	965,540
Telestra Corp. Ltd.	269,600	1,043,042
Zinifex Ltd.	46,500	731,159

		8,951,919

Austria — 0.3%
voestalpine AG	18,800	1,624,549

Belgium — 0.4%
AGFA-Gevaert NV	12,300	236,778
Dexia NV/SA	24,800	751,119
Fortis*	42,900	1,263,222

		2,251,119

Brazil — 0.8%
Empresa Brasileira de Aeronautica SA, ADR	92,700	4,071,384

Canada — 5.3%
Canadian National Railway Co.	66,000	3,766,310
Canadian Natural Resources Ltd.	85,500	6,495,129
Potash Corp. of Saskatchewan	97,800	10,337,460
Rogers Communications, Inc. (Class B Stock)	169,500	7,716,242

		28,315,141

China — 3.0%
China Merchants Bank Co. Ltd.	851,500	3,740,582
China Petroleum and Chemical Corp. (Class H Stock)	4,804,093	6,000,597
Country Garden Holdings Co. Ltd.*	3,721,400	6,328,513

		16,069,692

Denmark — 2.7%
Carlsberg A/S (Class B Stock)	37,400	5,107,902
Danske Bank SA	28,900	1,173,325
H Lundbeck A/S	14,600	396,564
Novo Nordisk SA (Class B Stock)	65,950	7,960,070

		14,637,861

Finland — 3.4%
Fortum Oyj	222,308	8,159,546
Nokia Oyj	228,700	8,694,181
Rautaruukki Oyj	17,900	1,084,531
Tietoenator Oyj	13,600	305,243

		18,243,501

France — 11.3%
Air Liquide	66,872	8,950,086
Arkema*	130	7,917
AXA SA	188,200	8,421,218
BNP Paribas SA	31,800	3,479,776
Ciments Francais SA	3,000	527,371
CNP Assurances SA	8,000	1,023,371
Compagnie Generale des Establissements Michelin (Class B Stock)	12,700	1,707,362
Credit Agricole SA	50,100	1,932,446
France Telecom SA	210,367	7,046,330
Groupe Danone	86,700	6,824,338
LVMH Moet Hennessy Louis Vuitton SA	55,135	6,609,533
Natixis SA	30,000	665,203
PSA Peugeot Citroen SA	19,800	1,634,166
Renault SA	11,000	1,593,948
Sanofi-Aventis	28,900	2,447,036
Schneider Electric SA	6,200	783,299
Societe Generale	3,300	553,757
Thales SA	14,000	820,688
Thomson	61,800	941,157
Total SA	17,200	1,398,486
Valeo SA	23,100	1,285,291
Vivendi	29,500	1,245,134

		59,897,913

Germany — 6.2%
Altana AG	4,200	101,213
BASF AG	81,200	11,231,302
Daimler-Chrysler AG	21,900	2,205,958
Deutsche Bank AG	20,200	2,603,311
E.ON AG	50,400	9,318,348
Heidelberger Druckmaschinen AG	20,600	901,208
Muenchener Rueckversicherungs AG	8,100	1,556,613
ThyssenKrup AG	46,900	2,986,716
TUI AG*	23,300	625,949
Volkswagen AG	5,600	1,265,667

		32,796,285

Greece — 1.1%
OPAP SA	146,593	5,685,707

Hong Kong — 4.4%
Chaoda Modern Agriculture Holdings Ltd.	1,011,000	821,925
China Mobile Ltd.	779,940	12,771,839
CITIC Pacific Ltd.	138,000	880,490
Hong Kong Electric Holdings	124,000	644,417
Hong Kong Exchanges and Clearing Ltd.	213,800	6,534,585
Orient Overseas International Ltd.	169,392	1,611,369
Solomon Systech International Ltd.	525,000	47,949

		23,312,574

Ireland — 1.1%
Allied Irish Banks PLC	51,100	1,238,717
Allied Irish Banks PLC	143,414	3,443,785
Irish Life & Permanent PLC	45,500	1,008,891

		5,691,393

Israel — 2.8%
Amdocs Ltd.*	146,300	5,440,897
Teva Pharmaceutical Industries Ltd., ADR	219,000	9,738,930

		15,179,827

Italy — 2.1%
Banche Popolari Unite SpA	26,200	704,231
Banco Ambrosiano Veneto SpA	643,600	4,969,548
Banco Popolare Scarl*	37,000	828,858
Eni SpA	83,100	3,079,709
Finmeccanica SpA	8,400	244,709
Fondiaria SAI SpA	17,000	798,257
Indesit Co. SpA	27,500	474,091

		11,099,403

Japan — 13.4%
Alpine Electronics, Inc.	45,300	667,284
ALPS Electric Co. Ltd.	51,800	623,232
Asahi Breweries Ltd.	100	1,524
Asahi Kasei Corp.	122,000	985,644
Canon, Inc.	89,371	4,878,389
Cosmo Oil Co. Ltd.	149,000	710,852
Denki Kagaku Kogyo Kabushiki Kiasha	217,000	1,218,517
Fanuc Ltd.	63,600	6,483,750
Fuji Heavy Industries Ltd.	241,100	1,059,988
Hokkaido Electric Power Co., Inc.	36,100	780,991
Honda Motor Co. Ltd.	74,200	2,493,466
Kansai Electric Power Co., Inc. (The)	62,000	1,416,881
Kurabo Industries Ltd.	152,000	378,462
Kyushu Electric Power Co., Inc.	22,400	592,835
Marubeni Corp.	124,600	1,143,328
Matsushita Electric Industrial Co. Ltd.	45,000	844,252
Mitsubishi Chemical Holdings Corp.	126,000	1,096,940
Nifco, Inc.	28,200	675,140
Nintendo Co. Ltd.	19,810	10,313,307
Nippon Oil Corp.	186,000	1,727,785
Nippon Shokubai Co. Ltd.	16,000	155,731
Nippon Telegraph and Telephone Corp.	400	1,870,021
Nippon Unipac Group, Inc.	500	1,545,292
Nipro Corp.	25,000	494,058
Nissan Motor Co. Ltd.	230,200	2,306,710
Nomura Holdings, Inc.	111,100	1,862,870
NTT DoCoMo, Inc.	1,400	1,998,868
OJI Paper Co. Ltd.	106,000	513,089
Okasan Holdings, Inc.	46,900	272,340
Promise Co. Ltd.	3,800	92,630
Rengo Co. Ltd.	62,000	418,317
Ricoh Co. Ltd.	59,000	1,248,161
Santen Pharmaceutical Co. Ltd.	21,200	530,623
Sanwa Shutter Corp.	115,000	644,757
Seiko Epson Corp.	3,400	84,212
Shiseido Co. Ltd.	47,600	1,056,719
Sumitomo Corp.	75,000	1,449,528
Sumitomo Trust & Banking Co. Ltd. (The)	61,000	461,490
Takefuji Corp.	15,100	299,726
Tanabe Seiyaku Co. Ltd.	112,000	1,413,834
Tokyo Electric Power Co., Inc.	15,000	378,705
Toppan Printing Co. Ltd.	64,000	659,139
Toyota Motor Corp.	135,100	7,974,387
Yamada Denki Co. Ltd.	40,429	4,001,896
Yokohama Rubber Co. Ltd.	172,000	1,287,773

		71,113,443

Mexico — 2.1%
America Movil SA de CV, ADR	104,800	6,707,200
Wal-Mart de Mexico SA de CV	1,237,700	4,537,803

		11,245,003

Netherlands — 1.7%
Aegon NV	48,400	926,880
ING Groep NV, ADR	64,800	2,876,448
Koninklijke (Royal) KPN NV	93,200	1,617,368
Oce NV	58,900	1,237,984
Royal Dutch Shell PLC (Class A Stock)	60,600	2,502,497

		9,161,177

New Zealand — 0.1%
Air New Zealand Ltd.	317,200	593,724

Norway — 0.2%
Norsk Hydro ASA	24,400	1,061,312

Russia — 1.8%
OAO Gazprom, ADR	123,700	5,455,170
Sberbank	940,000	3,919,800

		9,374,970

Singapore — 0.6%
MobileOne Ltd.	441,000	608,583
Neptune Orient Lines Ltd.	336,000	1,198,788
Singapore Airlines Ltd.*	122,267	1,563,828

		3,371,199

South Korea — 1.2%
Shinhan Financial Group Co. Ltd.	96,555	6,308,991

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	62,400	1,462,813
Banco Santander Central Hispano SA	197,100	3,830,759
Repsol YPF SA	61,200	2,186,057
Telefonica SA	101,500	2,841,114

		10,320,743

Sweden — 0.9%
Electrolux AB (Class B Stock)	59,500	1,260,339
Husqvarna AB	9,880	126,104
Nordea Bank AB	101,200	1,763,592
SSAB Svenskt Stal AB, Series B	32,600	1,112,956
Volvo AB (Class B Stock)	34,600	602,699

		4,865,690

Switzerland — 9.7%
Baloise Holding	17,700	1,790,904
Ciba Specialty Chemicals AG	2,600	132,540
Credit Suisse Group	50,800	3,372,850
Georg Fischer AG*	1,400	963,796
Givaudan SA	3,472	3,208,823
Nestle SA	18,300	8,220,657
Novartis AG	119,615	6,601,043
Rieter Holdings AG	1,400	757,569
Roche Holding AG	47,385	8,591,775
Swiss Re	22,300	1,986,266
Swisscom AG	5,500	2,091,583
UBS AG	200,560	10,783,814
Verwaltungs-und Privat Bank AG	2,900	702,426
Zurich Financial Services AG	7,400	2,219,841

		51,423,887

United Kingdom — 17.7%
Alliance & Leicester PLC	41,800	677,339
Anglo American PLC	11,257	757,514
Arm Holdings PLC	1,083,700	3,414,555
AstraZeneca PLC	66,100	3,312,032
Aviva PLC	60,100	905,017
Barclays PLC	202,300	2,464,802
Beazley Group PLC	166,000	621,532
BP PLC	388,200	4,507,396
Bradford & Bingley PLC	101,000	626,136
Brit Insurance Holdings PLC	169,600	1,185,007
BT Group PLC	389,500	2,446,528
Carnival PLC	131,131	6,261,964
Dairy Crest Group PLC	40,400	519,920
Davis Service Group PLC	68,400	749,411
DS Smith PLC	158,000	603,701
DSG International PLC	317,100	875,859
GKN PLC	203,300	1,472,465
GlaxoSmithKline PLC	47,500	1,260,486
HBOS PLC	167,200	3,128,415
Kingfisher	1,010,511	3,696,689
Legal & General PLC	364,200	995,522
Lloyds TSB Group PLC	798,066	8,858,147
Marks & Spencer Group PLC	511,000	6,435,070
Next PLC	107,767	4,330,436
Northern Foods PLC	162,900	325,793
Old Mutual PLC	230,800	756,961
Reckitt Benckiser PLC	103,923	6,106,614
Royal & Sun Alliance Insurance Group PLC	396,400	1,253,044
Royal Bank of Scotland Group PLC	170,100	1,827,124
Royal Dutch Shell PLC (Class B Stock)	103,100	4,244,153
SABMiller PLC	243,500	6,934,937
Tate & Lyle PLC	65,200	536,930
Taylor Woodrow PLC	107,500	606,497
Tomkins PLC	125,800	584,910
TT Electronics PLC	127,500	395,209
Vodafone Group PLC	1,254,400	4,529,863
Vodafone Group PLC, ADR	161,500	5,862,450

		94,070,428

United States — 1.0%
Schlumberger Ltd.	50,600	5,313,000

TOTAL LONG-TERM INVESTMENTS
(cost $416,645,432)		526,051,835

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $1,327,435)(w)	1,327,435	1,327,435

TOTAL INVESTMENTS — 99.2%
(cost $417,972,867)		527,379,270
Other assets in excess of liabilities(x) — 0.8%		4,480,389

NET ASSETS — 100.0%		$531,859,659

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation/(depreciation) on forward currency contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Danish Krone,
Expiring 10/03/07	DKK	78	$14,842	$14,842	$0
Swiss Franc,
Expiring 10/03/07	CHF	93	79,301	79,570	269

			$94,143	$94,412	$269

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 12/06/07	MXN	149,800	$13,769,648	$13,633,197	$136,451
British Pound
Expiring 10/03/07	GBP	46	94,143	94,438	(295)

			$13,863,791	$13,727,635	$136,156

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2007 were as follows:

Financial—Bank & Trust	12.2%
Telecommunications	10.9
Oil, Gas & Consumable Fuels	7.5
Chemicals	6.9
Pharmaceuticals	6.7
Insurance	4.9
Automobile Manufacturers	3.8
Financial Services	2.7
Electric	2.4
Beverages	2.2
Retail	2.0
Leisure Equipment & Products	1.9
Retail & Merchandising	1.8
Diversified Financial Services	1.6
Food	1.6
Electric Utilities	1.5
Media	1.5
Diversified Operations	1.4
Office Equipment	1.3
Entertainment & Leisure	1.3
Food Products	1.3
Consumer Products & Services	1.3
Automobiles	1.3
Transportation	1.2
Electronics	1.2
Real Estate	1.2
Wireless Telecommunication Services	1.1
Gaming	1.1
Building Materials	1.0
Oil & Gas Exploration/Production	1.0
Automotive Parts	1.0
Airlines	0.8
Iron/Steel	0.8
Aerospace	0.8
Semiconductor Components	0.6
Home Furnishings	0.6
Metals & Mining	0.5
Distribution/Wholesale	0.5
Telecom—Cellular	0.4
Steel Producers/Products	0.3
Paper & Related Products	0.3
Oil & Gas	0.3
Electronic Components	0.3
Foods	0.3
Affiliated Money Market Mutual Fund	0.3
Furniture	0.3
Commercial Services	0.2
Insurance—Property Insurance	0.2
Multimedia	0.2
Commercial Banks	0.2
Aerospace & Defense	0.2
Cosmetics & Toiletries	0.2
Paper & Forest Products	0.2
Machinery	0.2
Farming & Agriculture	0.2
Miscellaneous Manufacturing	0.2
Machinery & Equipment	0.2
Mining	0.2
Electrical Equipment	0.1
Agriculture	0.1
Auto/trucks Parts & Equipment	0.1
Construction	0.1
Diversified Machinery	0.1
Forest Products & Paper	0.1
Healthcare-Products	0.1
Textiles	0.1
Computer Services & Software	0.1

99.2%
Other assets in excess of liabilities	0.8

100.0%

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS
Aerospace/Defense — 2.5%
General Dynamics Corp.	11,900	$1,005,193
Goodrich Corp.	9,200	627,716
Lockheed Martin Corp.	9,300	1,008,957
Northrop Grumman Corp.	147,000	11,466,000
United Technologies Corp.	125,600	10,108,288

		24,216,154

Auto Components — 0.7%
Johnson Controls, Inc.	46,100	5,444,871
Magna International, Inc. (Class A Stock) (Canada)	17,400	1,675,794

		7,120,665

Banks — 2.6%
Colonial BancGroup, Inc. (The)	38,800	838,856
Fannie Mae	271,300	16,497,753
KeyCorp	66,000	2,133,780
Wells Fargo & Co.	160,800	5,727,696

		25,198,085

Beverages — 0.3%
Coca-Cola Co.	48,400	2,781,548

Chemicals — 2.5%
Air Products & Chemicals, Inc.	29,400	2,874,144
Dow Chemical Co.	151,400	6,519,284
Eastman Chemical Co.	94,500	6,305,985
PPG Industries, Inc.	7,000	528,850
Praxair, Inc.	24,300	2,035,368
Rohm & Haas Co.	93,600	5,210,712

		23,474,343

Commercial Banks — 3.7%
Bank of America Corp.	523,645	26,323,634
Bank of New York Mellon Corp. (The)	96,800	4,272,752
Comerica, Inc.	51,400	2,635,792
UnionBanCal Corp.(a)	30,300	1,769,823
Zions Bancorp(a)	8,000	549,360

		35,551,361

Commercial Services — 0.2%
Domtar Corp. (Canada)*	249,100	2,042,620

Computers & Peripherals — 0.3%
Hewlett-Packard Co.	47,400	2,360,046
Sun Microsystems, Inc.*	59,400	333,234

		2,693,280

Construction — 0.2%
KB Home(a)	11,800	295,708
Toll Brothers, Inc.*(a)	85,200	1,703,148

		1,998,856

Consumer Products & Services — 1.9%
Procter & Gamble Co.	108,800	7,652,992
UST, Inc.(a)	218,200	10,822,720

		18,475,712

Diversified — 0.2%
Vornado Realty Trust(a)	14,700	1,607,445

Diversified Financial Services — 7.3%
BB & T Corp.	33,100	1,336,909
Capital One Financial Corp.(a)	66,800	4,437,524
CIT Group, Inc.	100,800	4,052,160
Citigroup, Inc.	431,400	20,133,438
CME Group, Inc.	400	234,940
Countrywide Credit Industries, Inc.(a)	98,700	1,876,287
Goldman Sachs Group, Inc.	2,000	433,480
JPMorgan Chase & Co.	142,100	6,511,022
Lehman Brothers Holdings, Inc.	15,800	975,334
Merrill Lynch & Co., Inc.	16,400	1,168,992
Morgan Stanley	108,000	6,804,000
State Street Corp.(a)	76,800	5,234,688
SunTrust Banks, Inc.	46,000	3,480,820
TCF Financial Corp.	85,500	2,238,390
U.S. Bancorp	343,100	11,161,043

		70,079,027

Diversified Manufacturing Operations — 0.1%
Textron, Inc.	11,800	734,078

Diversified Telecommunication Services — 5.0%
AT&T, Inc.	479,000	20,266,490
Cisco Systems, Inc.*	66,300	2,195,193
Corning, Inc.	83,600	2,060,740
Motorola, Inc.	1,100	20,383
Sprint Nextel Corp.	204,900	3,893,100
Verizon Communications, Inc.	433,200	19,182,096

		47,618,002

Electric — 0.3%
DTE Energy Co.(a)	54,200	2,625,448

Electric—Integrated — 0.2%
Sierra Pacific Resources	127,700	2,008,721

Electric Utilities — 7.1%
American Electric Power Co., Inc.	127,000	5,852,160
CMS Energy Corp.	180,800	3,041,056
Edison International	115,500	6,404,475
Entergy Corp.	29,000	3,140,410
Exelon Corp.	77,800	5,863,008
FirstEnergy Corp.	99,600	6,308,664
FPL Group, Inc.	72,900	4,438,152
General Electric Co.	675,500	27,965,700
Ingersoll-Rand Co. Ltd. (Class A Stock)	13,800	751,686
Northeast Utilities	91,200	2,605,584
Xcel Energy, Inc.	77,700	1,673,658

		68,044,553

Electronic Components — 0.1%
LSI Logic Corp.*(a)	62,300	462,266

Electronic Equipment & Instruments — 0.9%
Tyco Electronics Ltd. (Bermuda)	234,456	8,306,776

Entertainment & Leisure — 0.1%
Royal Caribbean Cruises Ltd.	27,800	1,085,034

Exchange Traded Fund — 0.3%
iShares Russell 1000 Value Index Fund	36,920	3,174,012

Financial—Bank & Trust — 4.4%
Hudson City Bancorp, Inc.	20,200	310,676

PNC Financial Services Group, Inc.(a)	93,993	6,400,923
Regions Financial Corp.	13,600	400,928
Sovereign Bancorp, Inc.(a)	217,919	3,713,340
Wachovia Corp.	348,999	17,502,300
Washington Mutual, Inc.(a)	384,900	13,590,819

		41,918,986

Financial—Brokerage — 0.1%
MGIC Investment Corp.	36,100	1,166,391

Financial Services — 1.9%
Bear Stearns Cos., Inc.(a)	12,400	1,522,844
Freddie Mac	250,300	14,770,203
TD Ameritrade Holding Corp.*(a)	77,300	1,408,406

		17,701,453

Food & Staples Retailing — 1.1%
Safeway, Inc.	114,600	3,794,406
Sysco Corp.	14,800	526,732
Wal-Mart Stores, Inc.	150,900	6,586,785

		10,907,923

Food Products — 1.0%
Campbell Soup Co.	22,000	814,000
General Mills, Inc.	63,100	3,660,431
Kraft Foods, Inc. (Class A Stock)	153,100	5,283,481

		9,757,912

Healthcare Equipment & Supplies — 0.5%
Covidien Ltd. (Bermuda)*	105,728	4,387,712

Healthcare Providers & Services — 2.3%
Aetna, Inc.	143,800	7,804,026
UnitedHealth Group, Inc.	224,900	10,891,907
WellPoint, Inc.*	35,800	2,825,336

		21,521,269

Healthcare Services — 0.1%
Burlington Northern Santa Fe Corp.	4,500	365,265
Quest Diagnostics, Inc.	13,271	766,666

		1,131,931

Healthcare Supplies — 0.4%
Amgen, Inc.*(a)	68,300	3,863,731

Hotels & Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	18,100	1,099,575

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp. (Panama)(a)	24,700	1,196,221
McDonald’s Corp.	37,400	2,037,178
Wyndham Worldwide Corp.	60,500	1,981,980
Yum! Brands, Inc.	50,400	1,705,032

		6,920,411

Household Durables — 0.8%
Centex Corp(a)	84,700	2,250,479
Lennar Corp. (Class A Stock)(a)	203,600	4,611,540
Lennar Corp. (Class B Stock)	16,700	354,875

		7,216,894

Household Products — 0.3%
Colgate-Palmolive Co.	41,600	2,966,912

Industrial Conglomerates — 1.8%
3M Co.	106,900	10,003,702
Eaton Corp.	16,400	1,624,256
Tyco International Ltd. (Bermuda)	122,371	5,425,930

		17,053,888

Insurance — 7.6%
AFLAC, Inc.	34,300	1,956,472
AMBAC Financial Group, Inc.(a)	66,000	4,152,060
American International Group, Inc.	61,700	4,174,005
Assurant, Inc.(a)	46,400	2,482,400
AXIS Capital Holdings, Ltd.	69,300	2,696,463
Chubb Corp. (The)	122,700	6,581,628
Genworth Financial, Inc. (Class A Stock)	341,300	10,488,149
Hanover Insurance Group, Inc. (The)	46,100	2,037,159
Hartford Financial Services Group, Inc.	65,500	6,062,025
Lincoln National Corp.	7,200	474,984
MBIA, Inc.	83,200	5,079,360
MetLife, Inc.(a)	102,800	7,168,244
Protective Life Corp.	20,700	878,508
Provident Corp.	206,400	5,050,608
RenaissanceRe Holdings Ltd.	38,700	2,531,367
Travelers Cos., Inc. (The)	141,400	7,118,076
W.R. Berkely Corp.	25,100	743,713
XL Capital Ltd. (Class A Stock)	42,700	3,381,840

		73,057,061

Internet Services
eBay, Inc.*	8,100	316,062

IT Consulting & Services — 0.5%
Affiliated Computer Services, Inc. (Class A Stock)*	6,200	311,488
International Business Machines Corp.(a)	33,900	3,993,420

		4,304,908

IT Services — 0.8%
Electronic Data Systems Corp.	342,300	7,475,832

Machinery — 0.3%
Deere & Co.	1,400	207,788
Dover Corp.	54,600	2,781,870

		2,989,658

Machinery & Equipment — 0.3%
Caterpillar, Inc.	34,100	2,674,463
Rockwell Automation, Inc.	6,800	472,668

		3,147,131

Media — 2.1%
CBS Corp. (Class B Stock)(a)	86,500	2,724,750
Idearc, Inc.(a)	136,700	4,301,949
News Corp. (Class A Stock)	206,200	4,534,338
Time Warner, Inc.	22,700	416,772
Walt Disney Co. (The)(a)	224,700	7,727,433

		19,705,242

Metals & Mining — 0.4%
Alcoa, Inc.	40,600	1,588,272
United States Steel Corp.	21,600	2,288,304

		3,876,576

Multi-Line Retail — 0.8%
Abercrombie & Fitch Co. (Class A Stock)(a)	7,700	621,390
Kohl’s Corp.*(a)	17,900	1,026,207
Lowe’s Cos., Inc.(a)	212,900	5,965,458
Target Corp.	6,500	413,205

		8,026,260

Multi-Utilities — 0.1%
SCANA Corp.	31,100	1,204,814

Networking Products
Juniper Networks, Inc.*(a)	10,500	384,405

Office Equipment — 0.7%
Staples, Inc.	327,259	7,032,796

Oil & Gas — 2.2%
Apache Corp.	100,600	9,060,036
Occidental Petroleum Corp.	192,700	12,348,216

		21,408,252

Oil, Gas & Consumable Fuels — 13.0%
Anadarko Petroleum Corp.	146,700	7,885,125
ChevronTexaco Corp.	221,800	20,756,044
ConocoPhillips	357,201	31,351,532
Devon Energy Corp.	182,000	15,142,400
Ecnana Corp.	31,600	1,954,460
EOG Resources, Inc.(a)	29,700	2,148,201
Exxon Mobil Corp.	266,600	24,676,496
Marathon Oil Corp.	103,100	5,878,762
Patterson-UTI Energy, Inc.(a)	58,000	1,309,060
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	41,500	3,407,150
Sunoco, Inc.	38,500	2,725,030
Valero Energy Corp.	34,800	2,337,864
XTO Energy, Inc.	75,600	4,675,104

		124,247,228

Paper & Forest Products — 0.1%
Weyerhaeuser Co.	6,900	498,870

Pharmaceuticals — 6.5%
Abbott Laboratories	44,600	2,391,452
Bristol-Meyers Squibb Co.	46,300	1,334,366
Eli Lilly & Co.	146,600	8,345,938
Johnson & Johnson	63,900	4,198,230
Merck & Co., Inc.	129,000	6,668,010
Pfizer, Inc.	879,100	21,476,413
Schering-Plough Corp.	169,000	5,345,470
Sepracor, Inc.*(a)	12,800	352,000
Wyeth	273,700	12,193,335

		62,305,214

Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co. (Class A Stock)(a)	15,100	681,463
Boston Properties, Inc.(a)	6,000	623,400
Duke Realty Corp.	36,500	1,234,065
HCP, Inc.	47,400	1,572,258
Hospitality Properties Trust(a)	56,500	2,296,725
Host Marriott Corp.(a)	25,900	581,196
ProLogis(a)	58,600	3,888,110
Simon Property Group, Inc.(a)	2,200	220,000

		11,097,217

Retail — 0.2%
Borders Group, Inc.(a)	106,400	1,418,312
Family Dollar Stores, Inc.(a)	17,700	470,112

		1,888,424

Retail & Merchandising — 0.6%
CVS/Caremark Corp.	27,500	1,089,825
Macy’s, Inc.	75,300	2,433,696
SUPERVALU, Inc.	52,000	2,028,520

		5,552,041

Semiconductors — 0.2%
Altera Corp.(a)	22,000	529,760
Xilinx, Inc.(a)	40,900	1,069,126

		1,598,886

Software — 2.5%
BMC Software, Inc.*	120,000	3,747,600
CA, Inc.(a)	347,315	8,932,942
Microsoft Corp.	377,200	11,112,312

		23,792,854

Specialty Finance
Ventas, Inc.(a)	5,100	211,140

Specialty Retail — 1.4%
AutoNation, Inc.*(a)	84,500	1,497,340
AutoZone, Inc.*	4,400	511,016
Gap, Inc.	182,100	3,357,924
Home Depot, Inc. (The)(a)	135,225	4,386,699
J.C. Penney Co., Inc.	19,700	1,248,389
NIKE, Inc. (Class B Stock)	23,000	1,349,180
Ross Stores, Inc.	22,600	579,464

		12,930,012

Telecommunications — 0.2%
Crown Castle International Corp.*(a)	29,100	1,182,333
QUALCOMM, Inc.	18,400	777,584

		1,959,917

Textiles, Apparel & Luxury Goods — 0.2%
Jones Apparel Group, Inc.(a)	110,800	2,341,204

Tobacco — 3.3%
Altria Group, Inc.	425,200	29,564,156
Imperial Tobacco Group, ADR (United Kingdom)	23,100	2,119,656

		31,683,812

Transportation — 0.5%
Norfolk Southern Corp.	98,100	5,092,371

Utilities — 0.5%
Dynegy, Inc.*	13,600	125,664
Illinois Tool Works, Inc.	14,800	882,672
TXU Corp.	52,900	3,622,063

		4,630,399

TOTAL LONG-TERM INVESTMENTS
(cost $815,133,584)		939,671,560

SHORT-TERM INVESTMENT — 14.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund Taxable Money Market Series; (cost $134,964,399; includes $117,283,754 of cash collateral for securities on loan)(b)(w)	134,964,399	134,964,399

TOTAL INVESTMENTS — 112.3%
(cost $950,097,983)		1,074,635,959
Liabilities in excess of other assets(x) — (12.3)%		(117,507,832)

NET ASSETS — 100.0%		$957,128,127

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
MBIA	Municipal Bond Investors Assurance Company
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $113,154,697; cash collateral of $117,283,754 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Cash of $189,000 has been segregated with the custodian to cover requirements for open futures contracts at September 30, 2007.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation
Long Position:
12	S & P 500	Dec-07	$4,507,973	$4,614,300	$106,327

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS
Advertising — 0.8%
Focus Media Holding Ltd., ADR (China)*(a)	20,500	$1,189,410

Aerospace — 2.2%
BE Aerospace, Inc.*	41,000	1,702,730
Rockwell Collins, Inc.(a)	19,000	1,387,760

		3,090,490

Aerospace & Defense — 1.1%
Alliant Techsystems, Inc.*	14,750	1,612,175

Apparel — 1.4%
Crocs, Inc.*	29,600	1,990,600

Beverages — 3.9%
Hansen Natural Corp.*(a)	55,700	3,157,076
Molson Coors Brewing Co. (Class B Stock)	24,000	2,392,080

		5,549,156

Business Services — 0.6%
Thermo Fisher Scientific, Inc.*	15,200	877,344

Chemicals — 2.7%
CF Industries Holdings, Inc.(a)	21,500	1,632,065
International Flavors & Fragrances, Inc.	28,675	1,515,760
Lubrizol Corp. (The)	11,000	715,660

		3,863,485

Clothing & Apparel — 0.7%
VF Corp.	13,100	1,057,825

Commercial Services — 0.6%
TeleTech Holdings, Inc.*	18,500	442,335
THQ, Inc.*(a)	14,200	354,716

		797,051

Commercial Services & Supplies — 4.4%
Corrections Corp. of America*	74,300	1,944,431
Manpower, Inc.	9,000	579,150
Sotheby`s(a)	78,000	3,727,620

		6,251,201

Computer Hardware — 5.7%
Apple, Inc.*	43,475	6,675,151
Cognizant Technology Solutions Corp. (Class A Stock)*	18,300	1,459,791

		8,134,942

Computer Networking — 0.4%
Atheros Communications, Inc.*(a)	21,000	629,370

Computer Services & Software — 1.0%
FactSet Research Systems, Inc.(a)	20,000	1,371,000

Computers — 2.2%
Synopsys, Inc.*	114,000	3,087,120

Computers & Peripherals — 1.3%
NCR Corp.*	38,200	1,902,360

Construction — 0.6%
Jacobs Engineering Group, Inc.*(a)	10,400	786,032

Consumer Services — 0.9%
Apollo Group, Inc. (Class A Stock)*(a)	21,150	1,272,173

Diversified Financial Services — 1.4%
Intercontinental Exchange, Inc.*(a)	12,900	1,959,510

Electronic Components — 9.2%
Amphenol Corp. (Class A Stock)	81,800	3,252,368
Dolby Laboratories, Inc. (Class A Stock)*	21,300	741,666
Garmin Ltd.(a)	57,000	6,805,800
Waters Corp.*	34,200	2,288,664

		13,088,498

Electronic Equipment & Instruments — 2.1%
Avnet, Inc.*	38,800	1,546,568
General Cable Corp.*(a)	21,600	1,449,792

		2,996,360

Electronics — 0.9%
FLIR Systems, Inc.*(a)	23,600	1,307,204

Energy — 0.7%
Sunpower Corp.*(a)	11,500	952,430

Energy Equipment & Services — 1.7%
Cameron International Corp.*	26,700	2,464,143

Engineering/R&D Services — 0.6%
Fluor Corp.(a)	5,800	835,084

Financial Services — 2.4%
Ameriprise Financial, Inc.	44,625	2,816,284
Eaton Vance Corp.(a)	15,000	599,400

		3,415,684

Food — 0.4%
SUPERVALU, Inc.	14,250	555,893

Healthcare Equipment & Supplies — 1.2%
Dentsply International, Inc.	41,825	1,741,593

Healthcare Services — 2.3%
Health Net, Inc.*	12,300	664,815
WellCare Health Plans, Inc.*(a)	24,600	2,593,578

		3,258,393

Healthcare-Products — 2.3%
Arthrocare Corp.*	18,000	1,006,020
Hologic, Inc.*(a)	24,000	1,464,000
Inverness Medical Innovations, Inc.*	13,700	757,884

		3,227,904

Hotels & Motels — 1.4%
Wynn Resorts Ltd.*(a)	12,200	1,922,232

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	8,000	945,040

Insurance — 2.0%
Arch Capital Group Ltd. (Bermuda)*	38,600	2,872,226

Internet Services — 3.0%
NutriSystem, Inc.*(a)	13,200	618,948
Priceline.com, Inc.*(a)	21,000	1,863,750
Shanda Interactive Entertainment Ltd. (China)*	28,100	1,045,601
ValueClick, Inc.*(a)	30,500	685,030

		4,213,329

Internet Software & Services — 2.9%
Baidu.com, Inc., ADR (China)*	8,600	2,490,990
Oracle Corp.*	76,000	1,645,400

		4,136,390

Machinery — 1.1%
AGCO Corp.*(a)	16,800	852,936
Kennametal, Inc.	8,100	680,238

		1,533,174

Machinery & Equipment — 0.5%
Snap-on, Inc.	13,500	668,790

Manufacturing — 0.5%
Hasbro, Inc.(a)	23,700	660,756

Media & Entertainment — 1.2%
Discovery Holding Co.*	59,000	1,702,150

Oil, Gas & Consumable Fuels — 6.6%
ENSCO International, Inc.	24,800	1,391,280
FMC Technologies, Inc.*	42,800	2,467,848
Oceaneering International, Inc.*(a)	73,400	5,563,720

		9,422,848

Pharmaceuticals — 3.3%
Biomarin Pharmaceutical, Inc.*	21,725	540,952
Gilead Sciences, Inc.*	35,000	1,430,450
OSI Pharmaceuticals, Inc.*(a)	38,800	1,318,812
Schering-Plough Corp.	42,600	1,347,438

		4,637,652

Restaurants — 0.8%
Burger King Holdings, Inc.	45,600	1,162,344

Retail & Merchandising — 2.9%
GameStop Corp.*	53,600	3,020,360
J. Crew Group, Inc.*	25,500	1,058,250

		4,078,610

Semiconductors — 3.9%
Cypress Semiconductor Corp.*	44,000	1,285,240
KLA-Tencor Corp.	11,500	641,470
MEMC Electronic Materials, Inc.*	35,700	2,101,302
Varian Semiconductor Equipment Associates, Inc.*	27,600	1,477,152

		5,505,164

Software — 4.6%
Autodesk, Inc.*(a)	28,700	1,434,139
Dun & Bradstreet Corp. (The)	16,000	1,577,760
NAVTEQ Corp.*	23,000	1,793,310
Research In Motion Ltd. (Canada)*	18,300	1,803,465

		6,608,674

Telecommunications — 7.4%
Anixter International, Inc.*(a)	8,000	659,600
Cisco Systems, Inc.*	48,000	1,589,280
CommScope, Inc.*(a)	21,000	1,055,040
Millicom International Cellular SA (Luxembourg)*	21,500	1,803,850
NETGEAR, Inc.*	18,200	553,644
Polycom, Inc.*(a)	19,800	531,828
SAVVIS, Inc.*(a)	19,800	767,844
Time Warner Telecom, Inc. (Class A Stock)*(a)	70,200	1,542,294
US Cellular Corp.*(a)	13,600	1,335,520
VeriFone Holdings, Inc.*(a)	16,500	731,445

		10,570,345

TOTAL LONG-TERM INVESTMENTS
(cost $106,031,245)		139,904,154

SHORT-TERM INVESTMENT — 29.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -Taxable Money Market Series (cost $41,827,680; includes $41,006,160 of cash collateral for securities on loan)(b)(w)	41,827,680	41,827,680

TOTAL INVESTMENTS — 128.0%		181,731,834
(cost $147,858,925)
Liabilities in excess of other assets — (28.0)%		(39,706,751)

NET ASSETS — 100.0%		$142,025,083

ADR American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $39,431,362; cash collateral of $41,006,160 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 91.0%
BANK NOTES — 5.9%
Chrysler Finco Term, 144A	Ba-	9.36%	08/03/14		$1,000	$1,000,114
Community Health System	Ba	4.00%	07/02/14		46	45,522
Community Health System	Ba	7.76%	07/02/14		704	692,603
Ford Motor Corp.	Ba	8.70%	12/15/13		993	964,930
HCA, Inc.	Ba-	7.45%	11/16/13		746	733,774
Headwaters, Inc., Term B(g)	Ba-	7.36%	04/30/11		426	418,679
Healthsouth Corp.	B(d)	7.63%	02/02/13		6	5,526
Healthsouth Corp.	B(d)	7.85%	02/02/13		699	680,390
MGM Studios	Ba-	8.45%	04/08/12		992	952,933
Nordic Telephone (Denmark)	Ba+	6.33%	11/30/13	EUR	378	528,739
Nordic Telephone (Denmark)	Ba+	6.58%	11/30/14	EUR	455	640,323
Roundy’s, Inc., Term B(g)	Ba-	8.56%	10/27/11		985	976,431
Thompson Learning	B+(d)	7.95%	06/27/14		1,000	967,917
Tribune Co.	Ba	7.86%	05/30/09		327	320,308
Tribune Co.	Ba	8.36%	05/30/14		600	548,333
Univision Communication	Ba-	6.25%	09/15/14		60	57,685
Univision Communication	Ba-	7.61%	09/15/14		940	897,315
VNU/Nielsen Finance LLC	B+(d)	7.36%	08/09/13		1,985	1,933,203
Wind Acquisitions Finance, Term B(g)	B-(d)	12.61%	12/21/11		320	335,305

TOTAL BANK NOTES
(cost $12,785,571)						12,700,030

CONVERTIBLE BONDS — 0.2%
Oil & Gas Exploration/Production
Chesapeake Energy Corp., Gtd. Notes	Ba2	2.50%	05/15/37		50	51,063

Utilities — 0.2%
Peabody Energy Corp., Jr. Sub. Debs.	Ba3	4.75%	12/15/41		325	341,250

TOTAL CONVERTIBLE BONDS
(cost $367,826)						392,313

CORPORATE BONDS — 78.5%
Advertising — 1.5%
R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875%	01/15/13		175	165,375
R.H. Donnelley Corp., Sr. Notes	B3	8.875%	10/15/17		1,175	1,192,625
R.H. Donnelley Corp., Sr. Notes, 144A	B3	8.875%	01/15/16		1,925	1,961,094

						3,319,094

Aerospace & Defense — 0.6%
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12		630	644,175
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.75%	07/15/14		625	631,250

						1,275,425

Airlines — 0.2%
United AirLines, Inc., Series 01-1, Pass-Through Certs.	Ba2	6.201%	09/01/08		230	229,733
United AirLines, Inc., Series 01-1, Pass-Through Certs.	Ba2	6.602%	09/01/13		136	136,561

						366,294

Apparel — 0.4%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15		875	837,813

Automotive — 2.8%
ArvinMeritor, Inc., Sr. Unsec’d. Notes	B2	8.125%	09/15/15		200	194,000
ArvinMeritor, Inc., Unsec’d. Notes	B2	8.75%	03/01/12		1,440	1,468,800
Cooper-Standard Automotive, Inc., Gtd. Notes	B3	7.00%	12/15/12		880	805,200
Ford Motor Co., Debs.	Caa1	9.215%	09/15/21		100	86,500
Goodyear Tire & Rubber Co. (The), Sr. Notes	Ba3	9.00%	07/01/15		552	589,260
Goodyear Tire & Rubber Co. (The), Sr. Notes, 144A	Ba3	8.625%	12/01/11		390	407,550
Tenneco, Inc., Gtd. Notes	B3	8.625%	11/15/14		555	559,163

Tenneco, Inc., Series B, Sec’d. Notes	B1	10.25%	07/15/13	875	938,437
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.00%	03/15/14	250	242,500
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25%	03/15/17	800	780,000

					6,071,410

Business Services — 0.4%
NSG Holdings LLC/NSG Holdings, Inc., Sec’d. Notes, 144A	Ba2	7.75%	12/15/25	450	445,500
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%	05/01/14	175	168,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%	05/01/17	175	166,250

					779,750

Cable — 1.7%
CanWest MediaWorks, Inc., Gtd. Notes (Canada)	B3	8.00%	09/15/12	550	539,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75%	11/15/13	3,125	3,140,625

					3,679,625

Chemicals — 3.2%
Chemtura Corp., Gtd. Notes	Ba2	6.875%	06/01/16	525	498,750
Ineos Group Holdings PLC., Gtd. Notes, 144A (United Kingdom)	B3	8.50%	02/15/16	1,500	1,436,250
Lyondell Chemical Co., Gtd. Notes	B1	6.875%	06/15/17	550	596,750
Lyondell Chemical Co., Gtd. Notes	B1	8.00%	09/15/14	675	742,500
Lyondell Chemical Co., Gtd. Notes	B1	8.25%	09/15/16	250	281,875
Nalco Co., Sr. Sub. Notes	B3	8.875%	11/15/13	610	640,500
Nalco Co., Sr. Unsec’d. Notes	B1	7.75%	11/15/11	675	688,500
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%	11/15/14	2,075	2,069,812

					6,954,937

Commercial Services — 0.7%
Aramark Corp., Sr. Notes, 144A	B3	8.50%	02/01/15	1,625	1,625,000

Containers & Packaging — 1.7%
Berry Plastics Holding Corp., Sec’d. Notes	B3	8.875%	09/15/14	725	741,312
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.625%	11/15/15	350	359,188
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.75%	11/15/15	725	748,562
Jefferson Smurfit Corp. US, Gtd. Notes	B3	7.50%	06/01/13	800	774,000
Jefferson Smurfit Corp. US, Gtd. Notes	B3	8.25%	10/01/12	275	275,688
Owens-Brockway Glass Container, Inc., Gtd. Notes	B3	6.75%	12/01/14	200	197,250
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	8.75%	11/15/12	100	104,625
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B3	8.375%	07/01/12	100	100,000
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes	B3	8.00%	03/15/17	150	147,375
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes, 144A	B3	8.00%	03/15/17	200	196,500

					3,644,500

Distribution/Wholesale — 0.7%
Buhrmann US, Inc., Gtd. Notes	B2	8.25%	07/01/14	1,500	1,417,500

Diversified — 0.2%
Actuant Corp., Sr. Notes, 144A	Ba2	6.875%	06/15/17	450	443,250

Diversified Financial Services — 6.9%
AES Red Oak LLC, Sec’d. Notes	B1	8.54%	11/30/19	954	1,015,753
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%	11/15/13	1,000	1,010,000
Ford Motor Credit Co. LLC, Bonds	B1	7.375%	02/01/11	1,245	1,192,988
Ford Motor Credit Co. LLC, Notes	B1	7.80%	06/01/12	4,600	4,375,980
Ford Motor Credit Co. LLC, Sr. Notes	B1	7.25%	10/25/11	625	585,696
General Motors Acceptance Corp. LLC, Notes	Ba1	7.25%	03/02/11	1,080	1,046,968
JET Equipment Trust, Asset Backed, 144A	NR	7.63%	08/15/12	23	12,070
JET Equipment Trust, Equipment Trust, 144A(i)	NR	10.00%	06/15/12	147	141,438
KRATON Polymers Capital Corp., Gtd. Notes	B3	8.125%	01/15/14	1,325	1,285,250
LVB Acquisition Merger Sub, Inc., Sr. Notes, 144A	B3	10.00%	10/15/17	1,000	1,000,000
LVB Acquisition Merger Sub, Inc., Sr. Unsub. Notes, 144A	Caa1	11.625%	10/15/17	900	873,000
Morgan Stanley, Sr. Unsec’d. Notes, 144A	NR	3.35%	10/01/12	350	350,000
Sally Holdings LLC, Gtd. Notes	B2	9.25%	11/15/14	300	303,000

Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15		100	97,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	279,390
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16		400	397,240
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%		05/01/10		950	957,125
Universal City Florida Holding Co. I/II, Sr. Notes	B3	10.106	%(c)	05/01/10		50	50,500

							14,973,898

Diversified Manufacturing — 0.6%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	7.25%		11/15/16	EUR	950	1,381,739

Diversified Operations — 0.3%
Trinity Industries, Inc., Sr. Unsub. Notes	Ba1	6.50%		03/15/14		700	672,000

Electronic Components — 1.4%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		450	418,500
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.875%		07/01/11		950	914,375
Legrand France SA, Unsub. Notes (France)	Baa3	8.50%		02/15/25		500	585,000
Solectron Global Finance Ltd., Gtd. Notes (Cayman Islands)	Ba2	8.00%		03/15/16		950	1,028,375

							2,946,250

Entertainment — 0.4%
Royal Caribbean Cruises Ltd., Sr. Unsub. Notes (Liberia)	Ba1	7.25%		03/15/18		1,000	969,492

Environmental Services — 1.2%
Allied Waste North America, Inc., Gtd. Notes	B1	7.125%		05/15/16		625	639,062
Allied Waste North America, Inc., Gtd. Notes	B1	7.25%		03/15/15		965	984,300
Cie Gen Geophysique, Gtd. Notes (France)	Ba3	7.50%		05/15/15		450	463,500
Cie Gen Geophysique, Gtd. Notes (France)	Ba3	7.75%		05/15/17		425	437,750

							2,524,612

Financial - Bank & Trust — 0.4%
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands)	BBB-(d)	6.64	%(c)	12/29/49		800	777,568

Foods — 1.6%
Albertson’s, Inc., LLC, Debs.	B1	7.45%		08/01/29		200	192,521
Albertson’s, Inc., LLC, Debs.	B1	7.75%		06/15/26		630	626,325
Albertson’s, Inc., LLC, Sr. Unsec’d. Notes	B1	6.57%		02/23/28		300	255,000
American Stores Co., Sr. Unsec’d. Notes	B1	8.00%		06/01/26		400	407,414
Ingles Markets, Inc., Sr. Sub. Notes	B3	8.875%		12/01/11		975	994,500
Pilgrim’s Pride Corp., Gtd. Notes	B1	7.625%		05/01/15		755	766,325
Pilgrim’s Pride Corp., Gtd. Notes	B2	8.375%		05/01/17		140	142,800

							3,384,885

Forest & Paper Products — 2.8%
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)	B3	8.55%		08/01/10		550	453,750
Bowater Canada Finance Corp., Gtd. Notes (Canada)	B3	7.95%		11/15/11		625	514,062
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%		02/15/13		900	882,000
Georgia-Pacific Corp., Debs.	B2	7.375%		12/01/25		1,475	1,371,750
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3	7.125%		01/15/17		1,000	967,500
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		700	672,000
Verso Paper Holdings LLC / Verson Paper, Inc., Sec’d. Notes	B2	9.125%		08/01/14		1,275	1,313,250

							6,174,312

Gaming — 2.5%
MGM Mirage, Gtd. Notes	Ba2	6.625%		07/15/15		1,400	1,328,250
MGM Mirage, Gtd. Notes	Ba2	6.875%		04/01/16		525	507,937
MGM Mirage, Gtd. Notes	Ba2	7.50%		06/01/16		450	447,188
Mirage Resorts, Inc., Debs.	Ba2	7.25%		08/01/17		500	485,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.625%		03/15/18		200	167,500
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%		03/01/16		255	221,850
Station Casinos, Inc., Sr. Unsec’d. Notes	Ba2	7.75%		08/15/16		960	950,400
Wynn Las Vegas LLC, First Mortgage	B1	6.625%		12/01/14		1,445	1,416,100

							5,524,225

Healthcare Services — 1.8%
Community Health Systems, Inc., Sr. Notes, 144A	B3	8.875%		07/15/15		3,490	3,585,975
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		350	363,125

							3,949,100

Hospitals/Hospital Management — 6.3%
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15		1,595	1,598,987

Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875%	02/01/08		500	501,250
Fresenius Medical Care Capital Trust IV, Gtd. Notes	B1	7.875%	06/15/11		1,425	1,478,438
HCA, Inc., Sec’d. Notes, 144A	B2	9.25%	11/15/16		6,595	7,007,187
HCA, Inc., Unsub. Notes	Caa1	7.19%	11/15/15		200	173,430
Rotech Healthcare, Inc., Gtd. Notes	Caa3	9.50%	04/01/12		2,775	1,914,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.375%	02/01/13		1,100	932,250

						13,606,292

Household Products / Wares — 0.4%
Yankee Acquisition Corp., Gtd. Notes	B3	8.50%	02/15/15		800	776,000

Machinery & Equipment — 0.5%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%	10/15/15		1,000	1,035,000

Media — 3.7%
CSC Holdings, Inc., Sr. Unsec’d. Notes	B2	6.75%	04/15/12		100	96,250
CSC Holdings, Inc., Series B, Sr. Unsec’d. Notes	B2	7.625%	04/01/11		1,675	1,679,187
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16		1,345	1,381,988
Idearc, Inc. Gtd. Notes	B2	8.00%	11/15/16		1,425	1,421,438
Lighthouse International Co. SA, Gtd. Notes, 144A (Luxembourg)	B2	8.00%	04/30/14	EUR	745	1,100,837
Quebecor Media, Inc., Notes, 144A (Canada)(g)	B2	7.75%	03/15/16		500	476,875
Unity Media GmbH, Sr. Notes, 144A (Germany)	Caa2	10.375%	02/15/15		450	459,000
UPC Holding BV, Sec’d. Notes (Netherlands)	B3	7.75%	01/15/14	EUR	675	945,668
UPC Holding BV, Sr. Notes (Netherlands)	B3	8.625%	01/15/14	EUR	300	436,339

						7,997,582

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.25%	04/01/15		325	351,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17		1,525	1,666,063
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%	02/15/15		425	410,125

						2,427,188

Oil & Gas Exploration/Production — 6.3%
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.50%	06/15/14		875	896,875
Citic Resources Finance Ltd., Gtd. Notes, 144A	Ba2	6.75%	05/15/14		25	24,280
El Paso Corp., Sr. Sub. Notes	Ba3	7.00%	06/15/17		2,500	2,538,462
OPTI Canada, Inc., Gtd. Notes, 144A	B1	8.25%	12/15/14		530	533,975
Roseton/Danskammer, Pass-Through Certs.	Ba3	7.27%	11/08/10		2,020	2,028,848
Roseton/Danskammer, Pass-Through Certs.	Ba3	7.67%	11/08/16		475	477,375
SemGroup LP, Sr. Notes, 144A	B1	8.75%	11/15/15		1,550	1,515,125
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy, Bonds (Ukraine)	Ba2	8.125%	09/30/09		1,000	944,111
Williams Cos., Inc., Debs.	Ba2	7.50%	01/15/31		1,050	1,089,375
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	7.875%	09/01/21		3,300	3,588,750

						13,637,176

Oil & Gas Services — 0.1%
Complete Production Services, Inc., Gtd. Notes	B2	8.00%	12/15/16		325	321,344

Oil, Gas & Consumable Fuels — 0.8%
Dresser-Rand Group, Inc., Gtd. Notes (Canada)	B3	7.375%	11/01/14		396	395,010
Forest Oil Corp., Sr. Notes, 144A	B1	7.25%	06/15/19		625	625,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.75%	06/15/15		175	171,500
Range Resources Corp., Gtd. Notes	Ba3	7.50%	05/15/16		250	255,000
Tesoro Corp., Sr. Notes, 144A	Ba1	6.50%	06/01/17		250	248,125

						1,694,635

Real Estate Investment Trusts — 0.3%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75%	04/01/17		625	623,438

Real Estate Management & Development — 0.4%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	06/01/15		1,000	942,500

Retail — 3.0%
Amerigas Partners LP, Sr. Unsec’d. Notes	B1	7.25%	05/20/15		1,850	1,822,250
Bon-Ton Stores, Inc. (The), Gtd. Notes	B3	10.25%	03/15/14		1,425	1,332,375
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14		805	784,875
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%	06/15/12		1,210	1,240,250

Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	1,425	1,389,375

					6,569,125

Semiconductors — 2.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B(d)	6.00%	05/01/15	350	314,562
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes	B1	8.875%	12/15/14	2,175	2,098,875
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes, PIK	B1	9.125%	12/15/14	1,275	1,179,375
Sensata Technologies BV, Gtd. Notes (Netherlands)	B3	8.00%	05/01/14	1,525	1,486,875

					5,079,687

Services Cyclical—Rental Equipment — 0.6%
Hertz Corp., Gtd. Notes	B1	8.875%	01/01/14	1,325	1,364,750

Technology — 0.9%
Sanmina-SCI Corp., Sr. Sub. Notes	B2	8.125%	03/01/16	900	778,500
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	1,150	1,196,000

					1,974,500

Telecommunications — 9.7%
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375%	01/15/14	1,700	1,695,750
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.125%	03/15/19	1,750	1,723,750
Hawaiian Telecom Communications, Inc., Gtd. Notes	Caa1	9.75%	05/01/13	1,300	1,329,250
Insight Midwest LP/Insight Capital, Inc., Sr. Notes	B2	9.75%	10/01/09	675	675,844
Intelsat Bermuda Ltd., Gtd. Notes (Bermuda)	B2	9.25%	06/15/16	1,075	1,115,313
Intelsat Corp., Gtd. Notes	B2	9.00%	06/15/16	500	515,000
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.25%	01/15/13	750	761,250
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625%	01/15/15	75	76,500
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)	B2	8.875%	05/01/16	1,300	1,371,500
Nortel Networks Ltd., Gtd. Notes, 144A, CVT (Canada)	B3	2.125%	04/15/14	400	325,000
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)	B3	10.125%	07/15/13	2,550	2,623,312
Northwestern Bell Telephone, Debs.	Ba1	7.75%	05/01/30	750	733,125
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%	02/15/14	2,430	2,460,375
Qwest Corp., Notes	Ba1	8.875%	03/15/12	1,050	1,145,812
Qwest Corp., Sr. Notes	Ba1	7.625%	06/15/15	875	916,563
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%	02/01/10	600	627,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	2,250	2,334,375
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	10.75%	12/01/15	600	664,500

					21,094,219

Tobacco — 0.6%
Reynolds American, Inc., Gtd. Notes	Ba1	7.625%	06/01/16	65	69,206
Reynolds American, Inc., Gtd. Notes	Ba1	7.75%	06/01/18	1,065	1,134,126

					1,203,332

Utilities — 7.5%
AES Corp. (The), Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	1,035	1,082,869
CMS Energy Corp., Sr. Notes, CVT	Ba1	2.875%	12/01/24	325	422,094
Dynegy Holdings, Inc., Sr. Notes, 144A	B2	7.50%	06/01/15	1,000	965,000
Edison Mission Energy, Sr. Notes, 144A	B1	7.00%	05/15/17	325	320,125
Edison Mission Energy, Sr. Notes, 144A	B1	7.20%	05/15/19	1,950	1,920,750
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,461	1,628,597
Nevada Power Co., General Refinance Mortgage	Baa3	6.75%	07/01/37	100	100,524
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	495	496,237
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	2,800	2,807,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	275	275,000
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	1,000	1,052,528
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certs.	Ba2	9.237%	07/02/17	344	369,810
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14	2,075	2,095,750
Reliant Energy, Inc., Sr. Notes	B3	7.625%	06/15/14	125	125,938
Reliant Energy, Inc., Sr. Notes	B3	7.875%	06/15/17	175	176,094
Sierra Pacific Power Co., General Refinance Mortgage	Baa3	6.75%	07/01/37	200	201,048
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	6.75%	08/15/17	450	442,687
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC, Gtd. Notes, 144A(g)(i)	D(d)	8.40%	05/30/12	972	962,740

Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00%	06/30/21	778	781,241

					16,226,032

TOTAL CORPORATE BONDS
(cost $170,749,199)					170,265,479

MUNICIPAL BONDS — 1.6%
Education — 1.4%
Comal Texas Independent School District, General Obligation Unlimited Bond	Aaa	5.00%	02/01/36	3,000	3,088,320

Transportation — 0.2%
Transition Communication Mobility, State of Texas, General Obligation Unlimited Bond	Aa1	5.00%	04/01/37	400	412,508

TOTAL MUNICIPAL BONDS
(cost $3,377,396)					3,500,828

				Shares
PREFERRED STOCKS — 0.6%
Metals & Mining — 0.3%
Freeport-McMoRan Cooper & Gold, Inc., 6.75%, CVT				1,500	232,650
Vale Capital Ltd., 5.5%, CVT				8,000	530,960

					763,610

Oil & Gas Exploration/Production — 0.3%
Chesapeake Energy Corp., 4.5%, CVT				4,000	403,000
Chesapeake Energy Corp., 5.0%, CVT				1,500	167,250

					570,250

TOTAL PREFERRED STOCKS
(cost $1,119,847)					1,333,860

				Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 4.2%
Federal National Mortgage Assoc.		5.00%	TBA	$2,900	2,765,875
Federal National Mortgage Assoc.		5.50%	12/01/36	100	97,951
Federal National Mortgage Assoc.		5.50%	TBA	2,400	2,350,500
Federal National Mortgage Assoc.		5.50%	TBA	4,000	3,915,000

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(cost $9,179,271)					9,129,326

TOTAL LONG-TERM INVESTMENTS
(cost $197,579,110)					197,321,836

SHORT-TERM INVESTMENTS — 16.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 8.1%
Dryden Core Investment Fund - Taxable Money Market Series
(cost $17,633,041) (w)				17,633,041	17,633,041

COMMERCIAL PAPER — 7.4%
Rabobank USA Finance Corp.(n)	A1+(d)	4.99%	10/01/07	5,900	5,898,394
UBS Finance (De) LLC(n)	A1+(d)	4.75%	10/01/07	3,200	3,199,155
Westpac Trust (cost $6,975,523; purchased 07/24/2007)(h)(n)	A1+(d)	5.245%	10/23/07	7,000	6,974,800

TOTAL COMMERCIAL PAPER
(cost $16,073,073)					16,072,349

	Contracts (000)
OUTSTANDING OPTIONS PURCHASED* — 0.6%
Call Options (g) — 0.6%
Swap on 3 Month LIBOR,
expiring 12/31/2008 @ 4.72%	7,000	59,853
expiring 09/22/2008 @ 4.75%	80,000	706,681
expiring 09/08/2009 @ 4.75%	60,000	514,681

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $1,195,225)		1,281,215

TOTAL SHORT-TERM INVESTMENTS
(cost $34,901,339)		34,986,605

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 107.1%
(cost $232,480,449)		232,308,441

OUTSTANDING OPTIONS WRITTEN* — (0.5)%
Call Options — (0.5)%
Swap on 3 Month LIBOR,
expiring 12/31/2008 @ 5.22%	2,300	(56,354)
expiring 09/08/2009 @ 5.15%	20,000	(472,946)
expiring 09/22/2008 @ 5.23%	27,000	(650,548)

TOTAL OUTSTANDING OPTIONS WRITTEN*
(premium received $1,145,610)		(1,179,848)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 106.6%
(cost $231,334,839)		231,128,593
Liabilities in excess of other assets(x) — (6.6)%		(14,286,132)

NET ASSETS — 100.0%		$216,842,461

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble

*	Non-income Producing security
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $6,975,523. The aggregate market value of $6,974,800 is approximately 3.2% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Brazilian Real,
Expiring 11/05/07	BRL	8,416	$4,500,000	$4,572,297	$72,297
Indian Rupee,
Expiring 05/12/08	INR	80,337	2,000,000	2,004,610	4,610
Mexican Peso,
Expiring 07/10/08	MXN	22,375	2,000,000	2,000,486	486
Russian Ruble,
Expiring 07/10/08	RUB	50,660	2,000,000	2,018,672	18,672
South Korean Won,
Expiring 08/04/08	KRW	1,830,000	2,000,000	2,012,981	12,981

			$12,500,000	$12,609,046	$109,046

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
British Pound,
Expiring 11/01/07	GBP	11	$22,220	$22,489	$(269)
Euros,
Expiring 10/04/07	EUR	3,519	4,780,579	5,018,694	(238,115)

			$4,802,799	$5,041,183	$(238,384)

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	12/19/09		$15,000,000	5.00%	3 month LIBOR	$17,249
Deutsche Bank(1)	12/19/09		9,000,000	5.00%	3 month LIBOR	5,125
Goldman Sachs(1)	12/19/12		11,000,000	5.00%	3 month LIBOR	255,572
Morgan Stanley Capital Services, Inc.(1)	12/19/09		6,000,000	5.00%	3 month LIBOR	(7,721)
UBS AG(1)	12/19/08		300,000	5.00%	3 month LIBOR	923
Barclays Bank PLC(1)	01/02/12	BRL	12,800,000	10.68%	Brazilian interbank lending rate	(121,502)
Goldman Sachs(1)	01/02/12	BRL	1,700,000	10.15%	Brazilian interbank lending rate	(20,869)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	16,500,000	10.12%	Brazilian interbank lending rate	(287,857)
Citigroup(1)	05/14/09	MXN	13,000,000	7.91%	28 day Mexican interbank rate	(629)
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	15,000,000	7.91%	28 day Mexican interbank rate	(1,168)

						$(160,877)

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Suisse International, LTD. (1)	03/20/08	$1,000,000	0.65%	Abitibi-Consol, Co., 8.375%, due 04/01/15	$(41,103)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	500,000	2.68%	Aramark Corp., 8.50%, due 02/01/15	(17,073)
Lehman Brothers, Inc.(1)	09/20/12	400,000	4.25%	Celestica, Inc., 7.625%, due 07/01/13	(3,368)
Morgan Stanley Capital Services, Inc.(1)	03/20/12	700,000	1.05%	Chesapeake Energy Corp., 6.875%, due 01/15/16	212
Lehman Brothers, Inc.(1)	06/12/12	1,000,000	1.11%	Chesapeake Energy Corp., 6.875%, due 01/15/16	955
Lehman Brothers, Inc.(1)	09/20/12	500,000	2.52%	CSC Holdings, Inc., 7.625%, due 07/15/18	(18,571)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	500,000	3.55%	Dow Jones CDX HY8 Index	38,055
Bank of America(2)	12/20/11	1,725,000	3.25%	Dow Jones CDX IG4 Index	(8,711)
Citigroup(1)	09/20/12	125,000	2.57%	Dynergy Holdings, Inc., 6.875%, due 04/01/11	(3,715)
Barclays Bank PLC(1)	02/20/12	1,500,000	0.90%	Federal Republic of Brazil, 12.25%, due 03/06/30	10,203
Credit Suisse International, LTD. (1)	06/20/12	300,000	1.61%	Forest Oil Corp., 7.75%, due 05/01/14	(1,707)
Citigroup(1)	09/20/12	350,000	1.93%	Forest Oil Corp., 7.75%, due 05/01/14	1,990
Goldman Sachs(2)	06/20/10	1,000,000	2.08%	Freescale Semiconductor, 8.875%, due 12/15/14	27,007
Goldman Sachs(1)	06/20/12	1,000,000	3.38%	Freescale Semiconductor, 8.875%, due 12/15/14	(55,177)
Citigroup(1)	03/20/12	1,300,000	1.03%	GMAC LLC, 6.875%, due 08/28/12	(97,065)
Goldman Sachs(1)	03/20/12	1,000,000	1.30%	GMAC LLC, 6.875%, due 08/28/12	(65,738)
Citigroup(1)	06/20/12	1,000,000	2.00%	GMAC LLC, 6.875%, due 08/28/12	(44,642)
Bank of America(1)	09/20/12	600,000	6.75%	GMAC LLC, 6.875%, due 08/28/12	73,165
Goldman Sachs(1)	09/20/12	1,600,000	6.70%	GMAC LLC, 6.875%, due 08/28/12	192,267
Deutsche Bank(1)	09/20/12	250,000	6.15%	GMAC LLC, 6.875%, due 08/28/12	25,162
Morgan Stanley Capital Services, Inc.(1)	04/20/11	1,500,000	1.05%	JSC “GAZPROM”	13,310
JPMorgan Chase Bank, N.A.(1)	02/20/12	1,000,000	0.77%	JSC “GAZPROM”	(7,487)
Barclays Bank PLC(1)	02/20/09	1,000,000	0.76%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(8,265)
Barclays Bank PLC(1)	03/20/09	500,000	0.74%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(5,251)
Lehman Brothers, Inc.(1)	06/20/12	150,000	1.75%	Pride International, Inc., 7.375%, due 07/15/14	930
Credit Suisse International, LTD. (1)	09/20/12	150,000	1.95%	Pride International, Inc., 7.375%, due 07/15/14	1,959
Morgan Stanley Capital Services, Inc.(1)	09/20/12	350,000	1.96%	Pride International, Inc., 7.375%, due 07/15/14	4,722
Credit Suisse International, LTD. (1)	09/20/12	150,000	4.22%	Sanmina-SCI Corp., 8.125%, due 03/01/16	(7,227)
Citigroup(1)	09/20/12	500,000	2.92%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(3,241)

					$1,596

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Moody’s Ratings		Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 129.2%

ASSET-BACKED SECURITIES — 1.0%

Arkle Master Issuer PLC, Series 2006-1A, Class1A, 144A	Aaa		5.733	%(c)	11/19/07	$4,500	$4,499,213
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa		5.406	%(c)	09/25/34	614	599,830
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA	(d)	5.291	%(c)	02/25/36	1,288	1,281,285
Master Asset Backed Securities Trust, Series 2006-AM3, Class A1	Aaa		5.191	%(c)	10/25/36	474	473,125
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7	Aaa		5.853	%(c)	12/15/11	2,000	1,995,857
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A1	Aaa		5.171	%(c)	06/25/36	407	405,357
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aaa		5.181	%(c)	11/25/36	1,283	1,275,032
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2	Aaa		5.18%		08/15/08	203	203,128
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa		5.181	%(c)	10/25/36	5,029	4,978,011

TOTAL ASSET-BACKED SECURITIES
(cost $15,801,894)							15,710,838

BANK NOTES — 1.9%
Chrysler Financial, Term, 144A	BA-	(d)	9.36%		08/03/12	10,600	10,601,209
HCA, Inc., Term B	BA-	(d)	7.45%		11/16/13	7,000	6,882,967
Metro Goldwyn, Term B1	BA-	(d)	8.45%		04/08/12	3,990	3,831,078
SLM Corp. Bridge Loan(g)	BA	(d)	6.00%		06/30/08	8,000	7,973,713

TOTAL BANK NOTES
(cost $28,823,233)							29,288,967

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa		5.191	%(c)	11/25/36	1,322	1,314,599
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa		6.50%		10/25/31	205	205,585
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa		5.605	%(c)	02/25/33	466	462,729
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Aaa		4.125	%(c)	03/25/35	6,282	6,136,036
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aaa		5.374	%(c)	05/25/35	3,219	3,200,392
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	Aaa		5.95	%(c)	06/01/23	50	49,952
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa		5.311	%(c)	05/25/47	4,666	4,511,712
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1A	Aaa		5.676	%(c)	02/20/47	6,446	6,285,785
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa		6.50%		07/25/31	269	274,065
Government Lease Trust, Series 1999-C1A, Class B2, 144A	AAA	(d)	4.00%		05/18/11	1,500	1,463,133
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa		6.403	%(c)	02/16/30	20	20,498
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa		5.211	%(c)	10/25/46	3,542	3,518,418
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA	(d)	4.54	%(c)	10/25/35	5,761	5,703,298
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa		5.593	%(c)	01/19/38	1,650	1,642,102

Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	Aaa		5.211	%(c)	01/25/37		316	315,459
Indymac ARM Trust, Series 2001-H2, Class A1	Aaa		6.638	%(c)	01/25/32		6	6,016
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA	(d)	5.50%		09/25/33		2,552	2,482,901
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa		5.823	%(c)	06/15/22		1,695	1,685,092
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa		5.341	%(c)	02/25/36		2,713	2,690,115
Quest Trust, Series 2004-X2, Class A1, 144A	Aaa		5.691	%(c)	06/25/34		46	44,832
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa		6.50%		03/25/32		475	475,787
Washington Mutual, Inc., Series 2002-AR17, Class 1A	Aaa		6.183	%(c)	11/25/42		812	815,036
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa		5.527	%(c)	02/27/34		1,023	1,016,969
Washington Mutual, Inc., Series 2003-AR1, Class 2A	Aaa		5.39	%(c)	02/25/33		101	100,715
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa		5.671	%(c)	12/25/27		10,193	10,191,698
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa		5.421	%(c)	10/25/45		3,284	3,211,184
Washington Mutual, Inc., Series 2006-AR17, Class 1A1A	Aaa		5.793	%(c)	12/25/46		2,365	2,325,248
Washington Mutual, Inc., Series 2007-AR17, Class 2A	Aaa		5.777	%(c)	12/25/46		670	670,784

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $61,373,021)								60,820,140

CORPORATE BONDS — 19.2%
Aerospace — 0.2%
Goodrich Corp., Notes	Baa2		6.29%		07/01/16		2,200	2,275,929

Airlines
United AirLines, Inc., Pass-Thru Certificates(i)(g)	NR		Zero		01/21/17		82	7,054

Automobile Manufacturers — 0.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3		6.133	%(c)	03/13/09		3,500	3,485,874
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3		5.75%		09/08/11		3,400	3,431,617

								6,917,491

Building Materials — 0.3%
Lennar Corp., Gtd. Notes	Baa2		5.95%		10/17/11		5,000	4,575,150

Diversified — 1.6%
C10 Capital SPV Ltd., Debs., 144A	BBB-	(d)	6.722	%(c)	12/31/49		2,500	2,397,250
General Electric Co., Unsec’d. Notes	Aaa		5.764	%(c)	12/09/08		6,832	6,843,935
iStar Financial, Inc., Sr. Unsec’d. Notes	Baa2		5.80%		03/15/11		1,000	963,577
Siemens Financieringsmat, Gtd. Notes, 144A (Netherlands)	Aa3		5.625	%(c)	08/14/09		14,700	14,704,072

								24,908,834

Financial—Bank & Trust — 6.0%
Intesa Bank Overseas Ltd., Gtd. Notes	Aa3		6.21	%(c)	01/02/08		16,000	16,028,112
Norddeutsche Landesbank Girozentrale, Notes, MTN (Germany)	Aaa		0.45%		01/19/09	JPY	2,456,000	21,228,444
Rabobank Nederland, Notes, MTN (Netherlands)	Aaa		0.20%		06/20/08	JPY	569,000	4,923,810
Rabobank Nederland, Sr. Notes, 144A (Netherlands)	Aaa		5.38	%(c)	01/15/09		6,700	6,703,109
Royal Bank of Scotland Group PLC, Sr. Notes, 144A (United Kingdom)	Aa1		5.238	%(c)	12/21/07		23,000	22,994,917
Santander US Debt SA Unipersonal, Gtd. Notes, 144A	Aa1		5.42	%(c)	02/06/09		15,500	15,466,427
Vornado Realty LP, Sr. Unsec’d. Notes	Baa2		5.60%		02/15/11		1,000	1,007,580
VTB Capital SA, Sr. Notes, 144A	A2		5.956	%(c)	08/01/08		3,700	3,663,000

								92,015,399

Financial Services — 6.1%
Citi Financial, Inc., Notes	Aa1		6.625%		06/01/15		600	631,004
Citigroup, Inc., Unsec’d. Notes	Aa1		5.40	%(c)	01/30/09		1,900	1,898,600
General Electric Capital Corp., Sub. Notes, 144A	Aa1		6.50	%(c)	09/15/67	GBP	7,500	15,252,203
General Motors Acceptance Corp., Bonds	Ba1		8.00%		11/01/31		11,100	10,890,010
General Motors Acceptance Corp., Unsub. Notes	Ba1		6.875%		08/28/12		10,800	10,130,227
Goldman Sachs Group, Inc. (The), Sr. Notes	Aa3		5.35%		01/15/16		1,300	1,255,043
Goldman Sachs Group, Inc. (The), Sr. Notes	Aa3		5.75%		10/01/16		13,200	13,062,430
Morgan Stanley, Sr. Notes, MTN	Aa3		5.485	%(c)	01/18/08		412	411,658
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3		5.47	%(c)	02/09/09		15,400	15,307,754
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		7.375%		12/15/14		300	329,877
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		8.625%		02/01/22		500	616,720

Pemex Project Funding Master Trust, Gtd. Notes	Baa1		9.125%		10/13/10		2,000		2,211,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		9.25%		03/30/18		1,700		2,138,600
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1		5.265%		06/15/11		1,995		1,983,256
SLM Corp., Sr. Notes, MTN	Baa1		5.506	%(c)	04/18/08		4,800		4,762,195
SLM Corp., Unsec’d. Notes	Baa1		5.763	%(c)	04/14/08		12,900		12,699,263

									93,579,840

Healthcare-Services — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	A2		5.85%		06/01/17		9,100		9,013,259
HCA, Inc. Sec’d. Notes, 144A	B2		9.25%		11/15/16		200		212,500

									9,225,759

Insurance — 0.5%
ASIF III Jersey Ltd., Sec’d. Notes, MTN (Japan)	Aa2		0.95%		07/15/09	JPY	875,000		7,581,584

Oil, Gas & Consumable Fuels — 0.6%
El Paso Corp., Sr. Unsec’d. Notes	Ba3		7.00%		05/15/11		200		203,222
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3		7.80%		08/01/31		1,050		1,066,048
Transocean, Inc., Unsec’d. Notes	Baa1		5.869	%(c)	09/05/08		7,800		7,785,843

									9,055,113

Paper & Forest Products — 0.3%
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3		7.00%		01/15/15		900		877,500
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3		7.125%		01/15/17		1,300		1,257,750
Georgia-Pacific Corp., Notes	B2		7.75%		11/15/29		3,000		2,850,000

									4,985,250

Retail & Merchandising — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2		5.75%		08/15/11		3,700		3,748,048

Telecom—Integrated/Services — 0.5%
BellSouth Corp., Sr. Unsec’d. Notes	A2		5.658	%(c)	08/15/08		7,200		7,193,210

Telecommunications — 1.2%
Embarq Corp., Sr. Unsec’d. Notes	Baa3		7.082%		06/01/16		6,000		6,220,140
Qwest Corp., Notes	Ba1		8.875%		03/15/12		1,650		1,800,563
Qwest Corp., Sr. Notes	Ba1		7.625%		06/15/15		7,000		7,332,500
Verizon Communications, Inc., Sr. Notes	A3		5.85%		09/15/35		2,500		2,388,210

									17,741,413

Tobacco — 0.3%
Reynolds American, Inc., Gtd. Notes	Ba1		7.625%		06/01/16		4,000		4,258,812

Utilities — 0.3%
Edison Mission Energy, Sr. Notes, 144A	B1		7.00%		05/15/17		800		788,000
Edison Mission Energy, Sr. Notes, 144A	B1		7.625%		05/15/27		4,700		4,535,500

									5,323,500

TOTAL CORPORATE BONDS
(cost $290,858,796)									293,392,386

FOREIGN GOVERNMENT BONDS — 2.2%
Federal Republic of France (France)	Aaa		4.00%		12/31/49	EUR	1,400		1,765,366
Federal Republic of Panama (Panama)	Ba1		8.875%		09/30/27		750		956,250
Federal Republic of Peru (Peru)	Ba2		9.125%		01/15/08		400		403,000
Japan Bank International Corp. (Japan)	Aaa		0.35%		03/19/08	JPY	350,000		3,039,776
Republic of Brazil (Brazil)	Ba1		12.50%		01/05/22	BRL	18,300		12,207,987
United Kingdom Treasury Stock (United Kingdom)	Aaa		4.25%		03/07/11	GBP	5,900		11,768,373
United Kingdom Treasury Stock (United Kingdom)	Aaa		5.75%		12/07/09	GBP	1,700		3,529,841

TOTAL FOREIGN GOVERNMENT BONDS
(cost $30,604,978)									33,670,593

MUNICIPAL BONDS — 0.8%
Georgia State Road & Tollway Authority	Aaa		5.00%		03/01/21		700		728,112
Honolulu Hawaii City & County, Series A	Aa2		5.00%		07/01/23		3,075	(f)	3,201,721
Massachusetts Water Resources Authority, Series J	Aa2		5.00%		08/01/32		2,500	(f)	2,560,950
Pierce County School District No. 3	Aa1		5.00%		12/01/23		3,000	(f)	3,115,260
Salt River Project Agricultural Improvement & Power District, B1B, Series 1076, 144A	AA	(d)	5.36	%(c)	01/01/32		500		504,550
Salt River Project Agricultural Improvement & Power District, Series B	Aa1		4.75%		01/01/32		1,000	(f)	1,004,550
Tobacco Settlement Financing Corp.	Baa3		6.125%		06/01/32		1,205		1,234,366

Tobacco Settlement Financing Corp.	Baa3	6.25%		06/01/42	400	405,280

TOTAL MUNICIPAL BONDS
(cost $12,417,959)						12,754,789

		Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 81.6%
Federal Home Loan Mortgage Corp.		4.00%		09/01/18	668	631,816
Federal Home Loan Mortgage Corp.		4.50%		11/01/35	933	865,386
Federal Home Loan Mortgage Corp.		5.00%		09/01/35-01/01/37	53,325	50,949,572
Federal Home Loan Mortgage Corp.		5.50%		TBA	2,000	1,957,500
Federal National Mortgage Assoc.		4.00%		07/01/18-03/01/20	73,078	68,890,159
Federal National Mortgage Assoc.		4.50%		TBA	35,000	33,698,420
Federal National Mortgage Assoc.		4.50%		08/01/33-06/01/36	56,867	52,772,151
Federal National Mortgage Assoc.		5.00%		12/01/18-03/01/36	55,181	52,738,118
Federal National Mortgage Assoc.		5.00%		TBA	138,600	132,189,750
Federal National Mortgage Assoc.		5.00%		TBA	42,000	40,044,396
Federal National Mortgage Assoc.		5.185	%(c)	06/01/35	1,613	1,619,305
Federal National Mortgage Assoc.		5.50%		09/01/32-05/01/37	347,499	340,862,465
Federal National Mortgage Assoc.		5.50%		TBA	8,000	7,835,000
Federal National Mortgage Assoc.		5.50%		TBA	112,000	109,620,000
Federal National Mortgage Assoc.		5.57	%(c)	05/01/36	85	86,175
Federal National Mortgage Assoc.		6.00%		04/01/16-10/01/36	33,695	33,770,284
Federal National Mortgage Assoc.		6.00%		TBA	15,000	15,018,750
Federal National Mortgage Assoc.		6.26	%(c)	12/01/36	1,950	1,974,680
Government National Mortgage Assoc.		4.50%		09/15/33	39	37,015
Government National Mortgage Assoc.		5.00%		08/15/33-07/15/37	48,424	46,841,197
Government National Mortgage Assoc.		5.00%		TBA	2,000	1,934,376
Government National Mortgage Assoc.		5.50%		05/15/36-09/15/37	114,001	112,416,458
Government National Mortgage Assoc.		5.50%		TBA	8,000	7,887,504
Government National Mortgage Assoc.		5.75	%(c)	08/20/24-08/20/27	164	165,722
Government National Mortgage Assoc.		6.00%		10/15/23-08/15/37	135,714	136,584,625
Government National Mortgage Assoc.		6.375	%(c)	04/20/25-05/20/25	47	48,272
Government National Mortgage Assoc.		9.00%		07/15/30-08/15/30	2	2,481

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(cost $1,260,260,906)						1,251,441,577

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Bonds		4.75%		02/15/37	4,800	4,733,626
U.S. Treasury Bonds		5.00%		05/15/37	84,600	86,781,073
U.S. Treasury Bonds		6.25%		05/15/30	18,100	21,516,375
U.S. Treasury Bonds		6.75%		08/15/26	17,900	21,949,875
U.S. Treasury Inflationary Bonds, TIPS		0.875%		04/15/10	30,500	32,422,180
U.S. Treasury Inflationary Bonds, TIPS		2.00%		04/15/12	8,400	8,560,031
U.S. Treasury Inflationary Bonds, TIPS		2.00%		01/15/26	5,700	5,712,899
U.S. Treasury Inflationary Bonds, TIPS		2.375%		04/15/11	9,400	9,928,699
U.S. Treasury Inflationary Bonds, TIPS		2.375%		01/15/17	10,900	11,339,647
U.S. Treasury Inflationary Bonds, TIPS		2.375%		01/15/25	5,400	6,020,003
U.S. Treasury Notes		3.75%		05/15/08	1,100	1,097,164
U.S. Treasury Notes		4.50%		02/28/11	13,050	13,232,491
U.S. Treasury Notes		4.50%		02/15/16	100	100,016

U.S. Treasury Notes	4.625%	07/31/12	14,600	14,854,361
U.S. Treasury Notes	4.75%	08/15/17	30,600	31,011,203
U.S. Treasury Notes	4.875%	08/15/16	1,900	1,944,532
U.S. Treasury Notes	5.125%	05/15/16	8,700	9,064,991
U.S. Treasury Strips	Zero	02/15/22	7,000	3,418,233

TOTAL U.S. TREASURY OBLIGATIONS
(cost $280,523,185)				283,687,399

TOTAL LONG-TERM INVESTMENTS
(cost $1,980,663,972)				1,980,766,689

			Shares	Value
SHORT-TERM INVESTMENTS — 3.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $36,332,796)(w)			36,332,796	36,332,796

			Notional Amount (000)	Value
OUTSTANDING OPTIONS PURCHASED* — 0.8%
Call Options — 0.8%
Currency Option on EUR VS. USD,
expiring 05/19/2008, FX Rate 1.362		EUR	10,500	818,916
expiring 05/19/2010, FX Rate 1.367		EUR	8,400	801,790
Eurodollar Futures,
expiring 12/17/2007, Strike Price $95.25			510,000	181,688
expiring 03/17/2008, Strike Price $95.00			454,000	627,088
expiring 03/17/2008, Strike Price $95.25			1,197,000	1,152,112
expiring 06/16/2008, Strike Price $95.25			589,000	787,788
FNMA,
expiring 11/06/2007, Strike Price $102.38			50,000	1,000
expiring 12/05/2007, Strike Price $103.00			223,000	8,251
expiring 12/05/2007, Strike Price $106.00			99,000	3,366
Swap on 3 Month LIBOR,
expiring 11/23/2007 @ 4.84%			39,000	280,773
expiring 11/23/2007 @ 4.84%			47,800	343,245
expiring 12/20/2007 @ 5.00%			82,100	769,049
expiring 05/02/2008 @ 5.75%			7,800	473,935
expiring 09/19/2008 @ 4.55%			176,200	1,223,415
expiring 09/26/2008 @ 4.75%			117,200	1,034,555
expiring 09/26/2008 @ 4.75%			161,900	1,429,133
expiring 12/31/2008 @ 4.72%			232,700	1,989,680
U.S. Treasury Bond Futures,
expiring 11/20/2007, Strike Price $133.00			172,200	26,906

				11,952,690

Put Options
3 Month Euro LIBOR Futures,
expiring 12/19/2007, Strike Price $92.87		GBP	362,000	—
expiring 12/19/2007, Strike Price $93.25		GBP	664,500	67,978
expiring 03/19/2008, Strike Price $93.00		GBP	673,500	17,225
expiring 06/18/2008, Strike Price $92.50		GBP	311,500	—
Currency Option on EUR VS. USD,
expiring 05/19/2008, FX Rate 1.362		EUR	10,500	100,914
expiring 05/19/2010, FS Rate 1.367		EUR	8,400	271,300
EURO-BOBL,
expiring 11/23/2007, Strike Price $102.75		EUR	11,200	799
Eurodollar Futures,
expiring 12/17/2007, Strike Price $91.25			720,000	4,500
expiring 12/17/2007, Strike Price $91.75			798,000	4,987
expiring 03/17/2008, Strike Price $91.75			1,650,000	10,312
expiring 03/17/2008, Strike Price $92.25			1,500,000	9,375
expiring 03/17/2008, Strike Price $92.50			1,080,000	6,750
expiring 06/16/2008, Strike Price $92.50			402,000	2,513
FNMA,
expiring 10/04/2007, Strike Price $87.38			28,300	—
expiring 11/06/2007, Strike Price $85.00			43,000	301
expiring 12/05/2007, Strike Price $81.50			96,000	9,792
expiring 12/05/2007, Strike Price $86.00			50,000	1,400
GNMA,
expiring 11/13/2007, Strike Price $85.00			142,000	1,136
expiring 12/12/2007, Strike Price $85.00			42,000	2,688
Swap on 3 Month LIBOR,
expiring 05/02/2008 @ 6.25%			4,500	23,501
U.S. Treasury Note Futures,
expiring 11/20/2007, Strike Price $102.50			58,600	9,156

				544,627

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $10,057,303)				12,497,317

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATE OF DEPOSIT — 0.4%
Skandinavia Enskilda BK/NY
(cost $6,599,932)	5.278%	10/03/07	6,600	6,600,000

U.S. TREASURY OBLIGATIONS (k)(n)— 0.3%
U.S. Treasury Bills	3.53%	12/13/07	210	208,446
U.S. Treasury Bills	3.77%	12/13/07	4,705	4,670,197
U.S. Treasury Bills	3.906%	12/13/07	270	268,003

TOTAL U.S. TREASURY OBLIGATIONS
(cost $5,144,305)				5,146,646

TOTAL SHORT-TERM INVESTMENTS
(cost $58,134,335)				60,576,759

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—133.1%
(cost $2,038,798,307)				2,041,343,448

SECURITIES SOLD SHORT — (43.7)%
U.S. Government Obligations — (10.0)%
Federal National Mortgage Assoc.	5.50%	TBA	13,200	(13,167,000)
Federal National Mortgage Assoc.	6.50%	TBA	99,000	(100,794,375)
Government National Mortgage Assoc.	5.00%	TBA	41,000	(39,725,156)

				(113,961,375)

U.S. Treasury Obligations — (33.7)%
U.S. Treasury Bonds	6.875%	08/15/25	8,000	(9,867,504)
U.S. Treasury Bonds	9.00%	11/15/18	950	(1,299,867)
U.S. Treasury Notes	3.50%	12/15/09	14,000	(13,857,816)
U.S. Treasury Notes	3.625%	05/15/13	1,800	(1,744,171)
U.S. Treasury Notes	4.25%	11/15/14	149,100	(147,667,298)
U.S. Treasury Notes	4.375%	08/15/12	81,700	(82,465,938)
U.S. Treasury Notes	4.50%	05/15/17	700	(696,062)
U.S. Treasury Notes	4.625%	02/29/12	6,700	(6,818,818)
U.S. Treasury Notes	4.625%	11/15/16	1,200	(1,205,906)
U.S. Treasury Notes	4.625%	02/15/17	147,800	(148,481,210)
U.S. Treasury Notes	4.875%	04/30/11	55,400	(56,832,589)
U.S. Treasury Notes	4.875%	07/31/11	39,400	(40,443,470)
U.S. Treasury Notes	5.125%	06/30/11	5,300	(5,484,260)

				(516,864,909)

TOTAL SECURITIES SOLD SHORT
(proceeds received $669,586,805)				(670,551,440)

	Notional Amount (000)	Value
OUTSTANDING OPTIONS WRITTEN* — (0.4)%

Call Options — (0.4)%
5 Year Treasury Note Futures,
expiring 11/20/2007, Strike Price $107.00	92,000	(661,250)
Swap on 3 Month LIBOR,
expiring 12/20/2007 @ 5.15%	35,700	(593,091)
expiring 09/19/2008 @ 5.05%	58,700	(1,113,105)
expiring 09/26/2008 @ 4.95%	70,600	(1,137,720)
expiring 09/26/2008 @ 4.95%	51,200	(825,088)
expiring 12/31/2008 @ 5.22%	77,300	(1,893,976)
TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $5,308,806)		(6,224,230)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—89.0%
(cost $1,363,902,696)		1,364,567,778
Other assets in excess of liabilities(x) — 11.0%		168,616,705

NET ASSETS — 100.0%		$1,533,184,483

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $4,787,500 and $4,787,500, respectively.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Securities or a portion thereof with an aggregate market value of $5,146,646 have been segregated with the custodian to cover margin requirements for future contracts open at Septermber 30, 2007.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
2,658	90 Day Euro Dollar	Dec 07	$631,123,075	$632,304,975	$1,181,900
1,116	90 Day Euro Dollar	Jun 08	264,992,538	266,793,750	1,801,212
546	90 Day Euro Dollar	Dec 08	130,337,125	130,610,025	272,900
102	90 Day Euro Dollar	Sep 09	24,346,125	24,325,725	(20,400)
154	90 Day Euro Dollar	Dec 09	36,717,450	36,690,500	(26,950)
837	90 Day Euro EURIBOR	Dec 07	285,171,669	284,638,363	(533,306)
1,133	90 Day Sterling	Dec 07	271,770,347	272,262,153	491,806
603	90 Day Sterling	Mar 08	145,228,519	145,472,701	244,182
181	90 Day Sterling	Jun 08	43,579,466	43,735,371	155,905
296	90 Day Sterling	Dec 08	71,490,906	71,591,170	100,264
112	5 Year Euro-Bobl	Dec 07	17,208,287	17,197,108	(11,179)
133	10 Year U.S. Treasury Notes	Dec 07	14,553,109	14,534,406	(18,703)

					3,637,631

Short Positions:
215	90 Day Euro Dollar	Mar 08	$51,245,250	$51,320,500	$(75,250)
66	90 Day Euro Dollar	Sep 08	15,791,325	15,788,850	2,475
825	2 Year U.S. Treasury Notes	Dec 07	170,414,063	170,813,672	(399,609)
184	5 Year U.S. Treasury Notes	Dec 07	19,705,437	19,693,750	11,687
1,833	20 Year U.S. Treasury Notes	Dec 07	203,853,110	204,093,094	(239,984)

					(700,681)

					$2,936,950

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 03/04/08	BRL	36,108	$18,167,351	$19,341,098	$1,173,747
Chinese Yuan, Expiring 07/02/08	CNY	203,280	28,000,000	28,368,596	368,596
Indian Rupee, Expiring 10/03/07 Expiring 05/12/08	INR INR	756,650 1,636,869	18,500,000 39,794,821	18,987,056 40,843,979	487,056 1,049,158
Mexican Peso, Expiring 03/13/08	MXN	62,170	5,454,000	5,616,379	162,379
Russian Ruble, Expiring 01/11/08 Expiring 07/10/08	RUB RUB	750,085 570,459	29,000,000 22,500,000	29,997,882 22,731,349	997,882 231,349
South Korean Won, Expiring 01/30/08	KRW	11,522,462	12,661,321	12,646,141	(15,180)
Swiss Franc Expiring 12/06/07	CHF	7,000	5,829,933	6,042,950	213,017

			$179,907,426	$184,575,430	$4,668,004

Sale Contract		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar, Expiring 10/29/07	AUD	132	$114,481	$116,968	$(2,487)
Euro, Expiring 10/04/07	EUR	8,146	11,074,010	11,617,533	(543,523)
Indian Rupee, Expiring 10/03/07	INR	756,650	18,217,420	18,987,056	(769,636)
Japanese Yen, Expiring 10/25/07	JPY	1,401,704	12,156,173	12,244,622	(88,449)
British Pound, Expiring 11/01/07	GBP	19,119	38,429,193	39,087,992	(658,799)
Russian Ruble, Expiring 01/11/08	RUB	356,440	14,000,000	14,254,978	(254,978)

			$79,991,277	$82,054,171	$(2,062,894)

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	12/19/09		32,900,000	5.00%	3 month LIBOR	$489,751
Barclays Capital(1)	12/19/12		161,800,000	5.00%	3 month LIBOR	3,975,851
Barclays Capital(2)	12/19/37		14,400,000	5.00%	3 month LIBOR	477,433
Citigroup(2)	06/20/17		30,000,000	5.00%	3 month LIBOR	683,134
Deutsche Bank(1)	12/19/17		36,700,000	5.00%	3 month LIBOR	321,386
Deutsche Bank(1)	12/19/37		8,100,000	5.00%	3 month LIBOR	492,725
Deutsche Bank(1)	12/19/14		30,000,000	5.00%	3 month LIBOR	873,332
Deutsche Bank(1)	12/19/12		70,100,000	5.00%	3 month LIBOR	1,947,598
Lehman Brothers, Inc.(1)	12/19/12		173,900,000	5.00%	3 month LIBOR	4,818,181
Merrill Lynch & Co.(1)	12/19/17		83,600,000	5.00%	3 month LIBOR	196,443
Merrill Lynch & Co.(1)	12/19/09		21,200,000	5.00%	3 month LIBOR	197,785
Citigroup(1)	04/15/09	AUD	82,000,000	7.00%	3 month Australian Bank Bill rate	(59,759)
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	38,600,000	7.00%	6 month Australian Bank Bill rate	(45,638)
Goldman Sachs(1)	01/02/12	BRL	106,200,000	10.15%	Brazilian interbank lending rate	(1,950,879)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	104,600,000	10.12%	Brazilian interbank lending rate	(1,725,283)
UBS AG(1)	01/02/12	BRL	52,800,000	10.58%	Brazilian interbank lending rate	(195,394)
Citigroup(1)	03/21/09	EUR	4,000,000	4.00%	6 month EURIBOR	(37,901)
Deutsche Bank(1)	06/18/34	EUR	9,400,000	5.00%	6 month EURIBOR	—
UBS AG(1)	10/15/10	EUR	1,400,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	31,232
Barclays Capital(1)	09/15/10	GBP	23,200,000	5.00%	6 month LIBOR	(582,455)
Barclays Capital(2)	06/18/34	GBP	400,000	5.00%	6 month LIBOR	1,026
Barclays Capital(2)	12/15/35	GBP	2,600,000	4.00%	6 month LIBOR	202,507
Goldman Sachs(1)	09/15/15	GBP	2,000,000	5.00%	6 month LIBOR	(137,200)
Goldman Sachs(2)	12/15/35	GBP	17,200,000	5.00%	6 month LIBOR	(243,433)
Goldman Sachs(2)	06/12/36	GBP	11,600,000	4.25%	6 month LIBOR	2,622,569
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	49,200,000	6.00%	6 month LIBOR	150,625
Barclays Capital(2)	12/20/16	JPY	340,000,000	2.00%	6 month LIBOR	(98,923)
UBS AG(2)	12/20/16	JPY	830,000,000	2.00%	6 month LIBOR	(229,940)
Citigroup(1)	05/14/09	MXN	525,000,000	7.91%	28 day Mexican interbank rate	(25,401)

						$12,149,372

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	06/20/12	1,300,000	0.16%	Aetna, Inc., 7.875%, due 03/01/11	$8,702
Morgan Stanley & Co.(1)	12/20/08	2,700,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(3,774)
Morgan Stanley & Co.(1)	12/20/08	300,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(441)
Goldman Sachs(2)	03/20/08	10,000,000	0.05%	American Intl. Group, 5.60%, due 10/18/16	(3,577)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(1,022)
Goldman Sachs(1)	03/20/12	2,300,000	0.40%	AutoZone, Inc., 5.875%, due 10/15/12	(11,954)
UBS AG(1)	12/20/08	3,200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(9,966)
Barclays Bank PLC(1)	06/20/12	1,300,000	0.15%	Baker Hughes, Inc., 6.00%, due 02/15/09	2,891
Bank of America Securities LLC(1)	12/20/12	1,400,000	0.47%	Black & Decker Corp., 4.75%, due 11/01/14	(5,356)
Barclays Bank PLC(1)	06/28/46	4,000,000	1.40%	Camber 6A, 6.838%, due 07/12/43	2,330,511
Barclays Bank PLC(1)	06/28/46	1,959,500	3.30%	Camber 6A, 8.758%, due 07/12/43	1,291,582
Bear Stearns International Ltd.(1)	12/20/08	400,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(3,153)
Bear Stearns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(1,006)
UBS AG(1)	12/20/08	800,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(3,527)
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(1,298)
Lehman Brothers, Inc.(1)	09/20/12	1,700,000	0.60%	CBS Corp., 5.50%, due 05/15/33	(5,820)
Barclays Bank PLC(1)	06/20/12	1,300,000	0.17%	Cigna Corp., 6.375%, due 10/15/11	9,245
Barclays Bank PLC(1)	06/20/15	700,000	0.15%	CitiFinancial, 6.625%, due 06/01/15	9,822
Bank of America Securities LLC(1)	12/20/20	1,400,000	0.33%	Clorox Co., 6.125%, due 02/01/11	(5,374)
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(1,568)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(254)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	36,293
UBS AG(2)	12/20/08	800,000	13.00%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	85,998
Morgan Stanley & Co.(1)	09/20/11	3,800,000	0.24%	CVS Corp., 5.75%, due 08/15/11	5,411
Barclays Bank PLC(1)	09/20/11	3,400,000	0.58%	DaimlerChrysler NA, 5.75%, due 09/08/11	(32,772)
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.24%	Deere & Co., 7.85%, due 03/15/07	(1,696)
Merrill Lynch & Co.(1)	12/20/08	1,600,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(6,156)
Lehman Brothers, Inc.(1)	12/20/11	7,800,000	0.00%	Dow Jones CDX HY-7 Index	(362,042)
Morgan Stanley & Co.(1)	12/20/11	2,500,000	0.00%	Dow Jones CDX HY-7 Index	(106,712)
Bank of America Securities LLC(1)	06/20/12	16,200,000	2.75%	Dow Jones CDX HY-8 Index	(343,786)
Citigroup(2)	06/20/12	84,900,000	0.47%	Dow Jones CDX HY-8 Index	(379,748)
Citigroup(2)	06/20/12	28,200,000	2.11%	Dow Jones CDX HY-8 Index	421,580
Citigroup(2)	06/20/12	10,700,000	2.14%	Dow Jones CDX HY-8 Index	177,590
Citigroup(2)	06/20/12	2,700,000	2.18%	Dow Jones CDX HY-8 Index	48,805
Morgan Stanley & Co.(2)	06/20/12	15,400,000	2.08%	Dow Jones CDX HY-8 Index	216,563
UBS AG(1)	06/20/12	27,600,000	2.75%	Dow Jones CDX HY-8 Index	(544,401)
Morgan Stanley & Co.(1)	12/20/12	11,400,000	0.14%	Dow Jones CDX IG5 Index	86,310
Morgan Stanley & Co.(1)	12/20/12	26,700,000	0.14%	Dow Jones CDX IG5 Index	202,146
Morgan Stanley & Co.(2)	12/20/15	8,140,000	0.46%	Dow Jones CDX IG5 Index	(80,862)
Morgan Stanley & Co.(2)	12/20/15	19,000,000	0.46%	Dow Jones CDX IG5 Index	(182,290)
Bank of America Securities LLC(1)	12/20/16	2,300,000	0.65%	Dow Jones CDX IG7 Index	44,873
Barclays Bank PLC(1)	12/20/11	1,000,000	0.75%	Dow Jones CDX IG7 Index	23,086
Morgan Stanley & Co.(1)	12/20/16	13,500,000	0.65%	Dow Jones CDX IG7 Index	267,096
Bank of America Securities LLC(1)	06/20/12	140,000,000	0.35%	Dow Jones CDX IG8 Index	695,451
Barclays Bank PLC(2)	06/20/17	57,400,000	0.60%	Dow Jones CDX IG8 Index	142,753
Barclays Bank PLC(2)	06/20/12	22,100,000	0.35%	Dow Jones CDX IG8 Index	161,102
Lehman Brothers, Inc.(1)	06/20/12	14,900,000	0.35%	Dow Jones CDX IG8 Index	(5,964)
Lehman Brothers, Inc.(2)	06/20/12	14,700,000	0.35%	Dow Jones CDX IG8 Index	108,747
Morgan Stanley & Co.(1)	06/20/12	168,000,000	0.17%	Dow Jones CDX IG8 Index	(622,685)
Morgan Stanley & Co.(2)	06/20/12	14,600,000	0.35%	Dow Jones CDX IG8 Index	110,905
Barclays Bank PLC(1)	06/20/12	1,300,000	0.09%	Duke Energy, 7.375%, due 03/01/10	12,827
Bank of America Securities LLC(1)	12/20/08	1,700,000	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	(1,497)
Bank of America Securities LLC(1)	12/20/08	200,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(205)
Citigroup(1)	12/20/08	2,200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(5,484)
Citigroup(1)	12/20/08	300,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(549)
Barclays Bank PLC(1)	12/20/08	2,300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(3,993)
Barclays Bank PLC(1)	12/20/08	300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(397)
Morgan Stanley & Co.(1)	12/20/08	1,600,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(3,185)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(349)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.22%	Emerson Electric Co., 7.125%, due 08/15/10	(1,691)
Bear Stearns International Ltd.(1)	10/05/46	4,300,000	1.55%	ESP Funding Ltd., 6.86%, due 10/05/46	2,269,012
Bear Stearns International Ltd.(1)	06/20/17	3,200,000	0.29%	Fannie Mae, 5.25%, due 08/01/12	35,970
Citigroup(1)	12/20/08	1,700,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(4,035)
Citigroup(1)	12/20/08	200,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(383)
Merrill Lynch & Co.(1)	12/20/08	600,000	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	(643)
Deutsche Bank(1)	09/20/16	2,400,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(18,718)
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(10,027)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(753)
Lehman Brothers, Inc.(1)	06/20/12	1,300,000	0.12%	Hartford Financial Services Group, 4.75%, due 03/01/14	9,139
Lehman Brothers, Inc.(1)	12/20/08	2,200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	2,055
Lehman Brothers, Inc.(1)	12/20/08	300,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(132)
Bear Stearns International Ltd.(1)	12/20/08	2,200,000	0.32%	H-P Co., 6.50%, due 07/12/12	(7,905)
Bear Stearns International Ltd.(1)	12/20/08	300,000	0.32%	H-P Co., 6.50%, due 07/12/12	(932)
Merrill Lynch & Co.(1)	12/20/08	1,400,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(4,158)
Barclays Bank PLC(1)	03/20/12	1,500,000	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	7,603
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(4,769)
Bear Stearns International Ltd.(1)	08/04/46	5,000,000	1.35%	Ipswich Street CDO Ltd., 6.71%, due 08/04/46(3)	2,771,400
Barclays Bank PLC(1)	03/20/11	1,000,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	53,095
Bear Stearns International Ltd.(1)	12/20/13	400,000	0.56%	iStar Financial, Inc., 5.95%, due 10/15/13	30,395
Lehman Brothers, Inc.(1)	12/20/08	2,100,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(2,348)
Lehman Brothers, Inc.(1)	12/20/08	300,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(378)
Lehman Brothers, Inc.(1)	12/20/12	900,000	0.44%	Kohls Corp., 6.30%, due 03/01/11	(975)
Morgan Stanley & Co.(1)	03/20/13	5,000,000	0.56%	Kroger Co., 5.50%, due 02/01/13	(51,459)
Deutsche Bank(1)	12/20/11	5,000,000	0.66%	Lennar Corp., 5.95%, due 10/17/11	458,582
Goldman Sachs(1)	06/20/17	3,600,000	0.95%	Liz Claiborne, Inc., 5.00%, due 07/08/13	70,641
Goldman Sachs(1)	06/20/17	600,000	0.95%	Liz Claiborne, Inc., 5.00%, due 07/08/13	11,773
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(5,461)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(644)
Bear Stearns International Ltd.(1)	03/20/16	3,100,000	0.28%	Loews Corp., 5.25%, due 03/15/16	17,011
Barclays Bank PLC(1)	06/20/12	1,300,000	0.12%	Loews Corp., 8.875%, due 04/15/11	5,424

Goldman Sachs(1)	02/25/34	1,355,338	2.00%	Long Beach Mortgage Loan Trust 2004-1, 7.66%, due 02/25/34(3)	230,141
Merrill Lynch & Co.(2)	02/25/34	1,355,338	2.25%	Long Beach Mortgage Loan Trust 2004-1, 7.66%, due 02/25/34(3)	(225,407)
Lehman Brothers, Inc.(1)	12/20/08	1,200,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(1,547)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(156)
Lehman Brothers, Inc.(1)	09/20/17	5,000,000	1.02%	Masco Corp., 5.875%, due 07/15/12	(56,975)
Bear Stearns International Ltd.(1)	10/13/46	4,972,709	1.40%	Mercury CDO, Ltd., 6.76%, due 07/27/48(3)	2,622,562
Merrill Lynch & Co.(1)	12/20/08	1,200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(11,444)
Goldman Sachs(1)	03/20/12	2,300,000	0.26%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	(1,508)
UBS AG(1)	06/20/17	800,000	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	(2,528)
Bear Stearns International Ltd.(1)	12/20/12	1,800,000	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	(4,785)
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(5,014)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(631)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(2,285)
Lehman Brothers, Inc.(1)	06/20/09	6,600,000	0.40%	People's Republic of China, 6.80%, due 05/23/11	(33,182)
Barclays Bank PLC(1)	06/20/12	1,300,000	0.09%	Progress Energy, Inc., 5.625%, due 01/15/16	13,382
Morgan Stanley & Co.(1)	04/15/20	1,800,000	1.95%	Race Point CLO, 7.01%, due 04/15/20	155,823
Morgan Stanley & Co.(1)	04/15/20	2,500,000	4.03%	Race Point CLO, 9.61%, due 04/15/20	356,961
Lehman Brothers, Inc.(1)	12/20/08	1,200,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	2,776
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	101
UBS AG(1)	12/20/08	800,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	1,654
JPMorgan Chase Bank(1)	05/20/16	7,100,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(38,363)
Morgan Stanley & Co.(1)	05/20/16	15,900,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(80,145)
Lehman Brothers, Inc.(1)	09/20/10	400,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	(12,889)
Lehman Brothers, Inc.(1)	10/20/10	2,500,000	2.11%	Republic of Turkey, 11.875%, due 01/15/30	(91,959)
Morgan Stanley & Co.(1)	09/20/10	1,700,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(75,189)
Morgan Stanley & Co.(2)	06/20/08	1,500,000	0.25%	Russian Federation, 7.50%, due 03/31/30	(3,735)
Citigroup(1)	03/20/12	2,300,000	0.34%	Safeway, Inc. 5.80%, 08/15/12	(5,398)
Morgan Stanley & Co.(1)	12/15/19	1,600,000	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	129,691
Merrill Lynch & Co.(1)	12/15/19	2,500,000	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	3,796
Barclays Bank PLC(1)	06/20/12	1,300,000	0.12%	Schlumberger Limited, 1.50%, due 06/01/23	(1,648)
Morgan Stanley & Co.(1)	09/20/13	1,600,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/23	12,691
Bank of America Securities LLC(1)	12/20/12	2,200,000	0.30%	Sherwin-Williams, 7.375%, due 02/01/27	(4,326)
UBS AG(1)	12/20/08	800,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(2,412)
Bank of America Securities LLC(1)	08/07/45	500,000	4.20%	TABS Ltd. 2005-2A, 8.11%, due 08/07/45(3)	386,148
Morgan Stanley & Co.(1)	06/20/12	5,000,000	0.11%	Target Corp., 5.875%, 03/01/12	28,175
Morgan Stanley & Co.(1)	12/20/08	800,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(4,561)
Morgan Stanley & Co.(1)	12/20/12	2,100,000	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	(6,101)
Bank of America Securities LLC(1)	08/07/45	468,592	4.30%	Trinity CDO Ltd., 8.47%, due 03/08/40(3)	213,665
Goldman Sachs(1)	03/08/40	468,592	3.90%	Trinity CDO Ltd., 8.47%, due 03/08/40(3)	213,774
Bear Stearns International Ltd.(1)	03/20/11	1,000,000	0.33%	Vornado Realty, 5.60%, due 02/15/11	6,643
Goldman Sachs(1)	12/20/12	5,300,000	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	(12,789)
Morgan Stanley & Co.(1)	06/20/17	4,900,000	0.15%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	51,279
Bear Stearns International Ltd.(1)	12/20/08	1,500,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(1,873)
Citigroup(1)	12/20/08	3,600,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(4,051)
Barclays Bank PLC(1)	12/20/08	900,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(6,579)
Barclays Bank PLC(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(431)
Barclays Bank PLC(1)	06/20/12	1,500,000	0.09%	Wells Fargo Co., 5.555%, due 10/28/15	10,886
Lehman Brothers, Inc.(1)	12/20/08	1,100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(3,277)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(360)
Barclays Bank PLC(1)	03/20/12	1,300,000	0.21%	XL Cap Europe PLC, 6.50%, due 01/15/12	10,374

					$13,133,089

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of September 30, 2007.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS

Aerospace & Defense 0.7%
Spirit Aerosystems, Inc. (Class A Stock)(a)	37,200	$1,448,568

Air Freight & Logistics 0.5%
Expeditors International Washington, Inc.(b)	24,200	1,144,660

Capital Markets 4.6%
Eaton Vance Corp.(b)	74,400	2,973,024
Nuveen Investments, Inc. (Class A Stock)	32,200	1,994,468
T. Rowe Price Group, Inc.	30,200	1,681,838
TD Ameritrade Holdings Corp.(a)(b)	185,600	3,381,632

		10,030,962

Chemicals 5.1%
Ecolab, Inc.	73,900	3,488,080
Monsanto Co.	22,500	1,929,150
Nalco Holding Co.	86,600	2,567,690
Sigma-Aldrich Corp.	59,600	2,904,904

		10,889,824

Commercial Services & Supplies 7.4%
Allied Waste Industries, Inc.(a)(b)	220,300	2,808,825
Corporate Executive Board Co.	23,900	1,774,336
Iron Mountain, Inc.(a)(b)	142,700	4,349,496
Paychex, Inc.(b)	63,900	2,619,900
Stericycle, Inc.(a)	76,700	4,384,172

		15,936,729

Communications Equipment 2.0%
Comverse Technology, Inc.(a)	136,400	2,700,720
Juniper Networks, Inc.(a)(b)	45,700	1,673,077

		4,373,797

Computers & Peripherals 0.1%
Brocade Communications systems, Inc.(a)	35,400	303,024

Consumer Finance 0.9%
Alliance Data Systems Corp.(a)	26,000	2,013,440

Diversified Consumer Services 0.9%
Weight Watchers International, Inc.	32,600	1,876,456

Electrical Equipment 2.2%
Ametek, Inc.	112,200	4,849,284

Electronic Equipment & Instruments 1.9%
Amphenol Corp. (Class A Stock)	42,800	1,701,728
Insight Enterprises, Inc.(a)	65,200	1,682,812
Tektronix, Inc.	25,900	718,466

		4,103,006

Energy Equipment & Services 6.2%
Cameron International Corp.(a)	43,400	4,005,386
FMC Technologies, Inc.(a)(b)	52,500	3,027,150
Grant Prideco, Inc.(a)(b)	19,100	1,041,332
Nabors Industries Ltd.(a)(b)	27,400	843,098
National Oilwell Varco, Inc.(a)(b)	13,200	1,907,400
Pride International, Inc.(a)	71,600	2,616,980

		13,441,346

Food Products 1.7%
ConAgra Foods, Inc.	138,900	3,629,457

Healthcare Technology 0.8%
Cerner Corp.(a)(b)	29,800	1,782,338

Healthcare Equipment & Supplies 4.5%
DENTSPLY International, Inc.	66,000	2,748,240
Hologic, Inc.(a)(b)	27,500	1,677,500
ResMed, Inc.(a)(b)	48,600	2,083,482
Respironics, Inc.(a)	67,100	3,222,813

		9,732,035

Healthcare Providers & Services 9.3%
DaVita, Inc.(a)	86,300	5,452,434
Express Scripts, Inc.(a)	43,400	2,422,588
Henry Schein, Inc.(a)	40,400	2,457,936
Omnicare, Inc.	87,300	2,892,249
Patterson Cos, Inc.(a)	55,500	2,142,855
Quest Diagnostics, Inc.	79,600	4,598,492

		19,966,554

Hotels, Restaurants & Leisure 3.0%
Hilton Hotels Corp.	37,000	1,720,130
Tim Hortons, Inc.	78,900	2,749,665
Yum! Brands, Inc.	56,800	1,921,544

		6,391,339

Household Products 1.0%
Clorox Co. (The)	34,800	2,122,452

Insurance 1.9%
Axis Capital Holdings Ltd.	52,100	2,027,211
WR Berkley Corp.	68,400	2,026,692

		4,053,903

Internet & Catalog Retail 0.5%
GSI Commerce, Inc.(a)(b)	43,400	1,154,440

Internet Software & Services 0.5%
Equinix, Inc.(a)(b)	12,500	1,108,625

IT Services 0.9%
CheckFree Corp.(a)(b)	41,800	1,945,372

Leisure Equipment & Products 0.6%
Activision, Inc.(a)	58,700	1,267,333

Machinery 7.0%
Danaher Corp.	43,700	3,614,427
Dover Corp.	50,300	2,562,785
IDEX Corp.	88,100	3,205,959
ITT Corp.	53,700	3,647,841
Roper Industries, Inc.(b)	32,800	2,148,400

		15,179,412

Media 1.3%
Regal Entertainment Group (Class A Stock)(b)	130,600	2,866,670

Metals & Mining 1.4%
Goldcorp, Inc.	94,800	2,897,088

Oil, Gas & Consumable Fuels 4.3%
Noble Energy, Inc.	16,800	1,176,672
Southwestern Energy Co.(a)(b)	91,400	3,825,090
XTO Energy, Inc.	68,700	4,248,408

		9,250,170

Pharmaceuticals 0.6%
Endo Pharmaceuticals Holdings, Inc.(a)	44,600	1,383,046

Semiconductors & Semiconductor Equipment 5.3%
Broadcom Corp. (Class A Stock)(a)	98,750	3,598,450
Integrated Device Technology, Inc.(a)	210,800	3,263,184
KLA-Tencor Corp.(b)	17,800	992,884
Marvell Technology Group Ltd.(a)	67,100	1,098,427
Nvidia Corp.(a)	68,100	2,467,944

		11,420,889

Software 9.0%
Adobe Systems, Inc.(a)	84,528	3,690,492
Amdocs Ltd.(a)(b)	84,300	3,135,117
Autodesk, Inc.(a)(b)	31,100	1,554,067
BEA Systems, Inc.(a)	197,700	2,742,099
Check Point Software Technologies, Ltd.(a)	93,200	2,346,776
Citrix Systems, Inc.(a)	83,500	3,366,720
Electronic Arts, Inc.(a)	42,800	2,396,372
VMware. Inc, (Class A Stock)(a)	2,000	170,000

		19,401,643

Specialty Retail 1.7%
Ross Stores, Inc.	59,000	1,512,760
Urban Outfitters, Inc.(a)(b)	94,800	2,066,640

		3,579,400

Textiles, Apparel & Luxury Goods 0.9%
Phillips-Van Heusen	36,100	1,894,528

Trading Companies & Distributors 0.8%
Fastenal Co.(b)	39,100	1,775,531

Wireless Telecommunication Services 8.1%
American Tower Corp. (Class A Stock)(a)	116,900	5,089,826
Clearwire Corp. (Class A Stock)(a)(b)	40,800	997,152
Crown Castle International Corp.(a)(b)	85,800	3,486,054
NII Holdings, Inc.(a)	95,700	7,861,755

		17,434,787

TOTAL LONG-TERM INVESTMENTS
(cost $157,365,333)		210,648,108

SHORT-TERM INVESTMENT 25.6%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund—Taxable Money Market Series
(cost $55,293,990 includes $51,493,537 of cash collateral received for securities on loan) (c)(d)	55,293,990	55,293,990

TOTAL INVESTMENTS 123.2%		265,942,098
(cost $212,659,323)
LIABILITIES IN EXCESS OF OTHER ASSETS (23.2%)		(50,135,734)

NET ASSETS 100.0%		$215,806,364

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $49,376,037 cash collateral of $51,493,537 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%

COMMON STOCKS
Aerospace — 0.5%
ARGON ST, Inc.*	37,400	$740,520

Apparel Manufacturers — 0.6%
Carter’s, Inc.*(a)	38,285	763,786

Automobile Manufacturers — 1.9%
Titan International, Inc.	81,020	2,586,158

Banking — 1.9%
Texas Capital Banshares, Inc.*(a)	34,100	741,334
Wilshire Bancorp, Inc.	46,500	510,105
Wintrust Financial Corp.	33,400	1,425,846

		2,677,285

Building Materials — 2.5%
Drew Industries, Inc.*(a)	24,800	1,008,864
Interline Brands, Inc.*	51,000	1,172,490
Texas Industries, Inc.(a)	15,915	1,249,328

		3,430,682

Business Services — 0.9%
ICON PLC*	23,040	1,175,731

Chemicals — 4.5%
Cabot Microelectronics Corp.*(a)	13,900	594,225
Quaker Chemical Corp.	20,710	487,099
Rockwood Holdings, Inc.*	42,600	1,526,358
Spartech Corp.(a)	12,500	213,250
Terra Industries, Inc.*(a)	67,200	2,100,672
Zoltek Cos, Inc.*(a)	28,365	1,237,565

		6,159,169

Clothing & Apparel — 1.6%
Volcom, Inc.*(a)	50,760	2,158,315

Commercial Services — 2.9%
Geo Group, Inc. (The)*	31,055	919,539
Global Cash Access Holdings*	109,025	1,154,575
Healthcare Services Group, Inc.(a)	63,850	1,294,239
Korn/Ferry International*	41,400	683,514

		4,051,867

Commercial Services & Supplies — 3.0%
Advisory Board Co. (The)*(a)	19,000	1,110,930
Corrections Corp. of America*	38,529	1,008,304
H&E Equipment Services, Inc.*	17,600	316,448
Rollins, Inc.	63,200	1,686,808

		4,122,490

Computer Hardware — 0.4%
MTS Systems Corp.	14,200	590,720

Computer Services & Software — 3.6%
ANSYS, Inc.*	47,710	1,630,251
Avid Technology, Inc.*(a)	24,110	652,899
FactSet Research Systems, Inc.(a)	16,698	1,144,648
Greenfield Online, Inc.*	42,990	655,597
The9 Ltd., ADR (China)*(a)	27,985	965,203

		5,048,598

Construction — 0.3%
NCI Buildings Systems, Inc.*	8,000	345,680

Consulting — 0.7%
Watson Wyatt Worldwide, Inc. (Class A Stock)	21,700	975,198

Consumer Products & Services — 2.2%
Central Garden & Pet Co. (Class A Stock)*(a)	29,600	265,808
Central Garden & Pet Co.*(a)	14,800	131,720
Chattem, Inc.*(a)	10,800	761,616
Physicians Formula Holdings, Inc.*	48,065	563,802
Ritchie Bros. Auctioneers, Inc. (Canada)	20,600	1,341,060

		3,064,006

Distribution/Wholesale — 2.6%
Houston Wire & Cable(a)	43,800	793,218
MWI Veterinary Supply, Inc.*(a)	32,890	1,241,598
Owens & Minor, Inc.	10,900	415,181
Pool Corp.(a)	14,399	359,687
ScanSource, Inc.*(a)	29,800	837,678

		3,647,362

Diversified Manufacturing Operations — 3.9%
Actuant Corp. (Class A Stock)	45,283	2,942,037
Ameron International Corp.(a)	16,330	1,727,224
CLARCOR, Inc.	23,000	786,830

		5,456,091

Electrical Equipment — 2.3%
Advanced Energy Industries, Inc.*(a)	30,175	455,642
General Cable Corp.*(a)	21,996	1,476,372
Quanta Services, Inc.*	45,599	1,206,094

		3,138,108

Electronic Components — 2.5%
Eagle Test Systems, Inc.*	28,910	370,626
LoJack Corp.*	31,100	589,656
Universal Electronics, Inc.*	75,034	2,438,605

		3,398,887

Electronics — 2.2%
Coherent, Inc.*(a)	63,050	2,022,644
Dolby Laboratories, Inc. (Class A Stock)*	30,230	1,052,609

		3,075,253

Entertainment & Leisure — 2.1%
International Speedway Corp. (Class A Stock)	20,500	940,130
RC2 Corp.*	15,000	415,350
Vail Resorts, Inc.*(a)	14,470	901,336
WMS Industries, Inc.*	19,810	655,711

		2,912,527

Financial - Brokerage — 0.9%
Cowen Group, Inc.*(a)	48,425	669,233
Greenhill & Co, Inc.(a)	9,030	551,282

		1,220,515

Financial Services — 3.7%
Boston Private Financial Holdings, Inc.(a)	39,165	1,090,354
FCSstone Group, Inc.*(a)	35,228	1,136,791
Financial Federal Corp.(a)	20,400	571,404
First Mercury Financial Corp.*	32,230	693,267
Hilb Rogal & Hobbs Co.	10,300	446,299
Imperial Capital Bancorp, Inc.	6,700	189,275
Investment Technology Group, Inc.*	23,450	1,007,881

		5,135,271

Health Services — 2.8%
Centene Corp.*(a)	29,605	636,804
Computer Programs & Systems, Inc.	28,000	738,080
Eclipsys Corp.*(a)	104,660	2,440,671

		3,815,555

Healthcare-Services — 0.4%
Animal Health International, Inc.*(a)	49,260	548,264

Healthcare Equipment & Supplies — 0.9%
Cutera, Inc.*(a)	47,100	1,234,491

Healthcare Providers & Services — 0.4%
Matria Healthcare, Inc.*(a)	20,020	523,723

Healthcare-Products — 1.4%
Haemonetics Corp.*(a)	10,200	504,084
LCA-Vision, Inc.(a)	13,400	393,826
SurModics, Inc.*(a)	20,455	1,002,500

		1,900,410

Household Products — 0.5%
ACCO Brands Corp.*(a)	32,800	736,032

Insurance — 1.3%
American Equity Investment Life Holding Co.(a)	45,100	480,315
American Safety Insurance Holdings Ltd.*	17,860	353,985
Amerisafe, Inc.*(a)	46,200	764,148
Tower Group, Inc.	9,500	248,710

		1,847,158

Internet Services — 3.6%
CNET Networks, Inc.*(a)	126,325	941,121
Internet Capital Group, Inc.*(a)	44,151	529,812
j2 Global Communications, Inc.*(a)	47,800	1,564,494
Online Resources Corp.*(a)	47,600	601,664
Switch and Data, Inc.*(a)	28,115	457,993
TIBCO Software, Inc.*(a)	125,345	926,300

		5,021,384

Internet Software & Services — 0.2%
US Auto Parts Network, Inc.*	33,525	292,003

Machinery & Equipment — 7.7%
Bucyrus International, Inc. (Class A Stock)(a)	47,862	3,490,576
IDEX Corp.	47,800	1,739,442
Kaydon Corp.(a)	26,215	1,362,918
Middleby Corp.*(a)	25,900	1,671,586
RBC Bearings, Inc.*	41,900	1,606,865
Regal-Beloit Corp.	15,100	723,139

		10,594,526

Media — 2.1%
Entravision Communications Corp. (Class A Stock)*	94,200	868,524
Journal Communications, Inc. (Class A Stock)	63,000	597,240
Meredith Corp.	24,800	1,421,040

		2,886,804

Medical Products — 7.7%
American Medical Systems Holdings, Inc.*(a)	83,926	1,422,546
Arrow International, Inc.	42,780	1,946,062
ICU Medical, Inc.*(a)	7,100	275,125
K-V Pharmaceutical Co. (Class A Stock) (Class A Stock)*(a)	46,955	1,342,913
Landauer, Inc.	11,200	570,752
Respironics, Inc.*(a)	27,899	1,339,989
STERIS Corp.	40,300	1,101,399
TECHNE Corp.*	10,700	674,956
Thoratec Corp.*(a)	62,454	1,292,173
Young Innovations, Inc.	24,500	700,945

		10,666,860

Medical Supplies & Equipment — 1.0%
Myriad Genetics, Inc.*(a)	10,785	562,438
Quality Systems, Inc.	10,320	378,022
Vital Images, Inc.*(a)	21,455	418,801

		1,359,261

Metals & Mining — 1.2%
Claymont Steel Holdings, Inc.*(a)	28,575	578,644
Northwest Pipe Co.*	11,290	426,988
Trimas Corp.*	54,400	721,888

		1,727,520

Mineral Resources — 0.7%
AMCOL International Corp.(a)	27,700	916,593

Office Equipment — 0.7%
School Specialty, Inc.*(a)	27,215	942,455

Oil & Field Services — 0.4%
Cal Dive International, Inc.*(a)	39,900	598,500

Oil & Gas Equipment & Services — 1.8%
CARBO Ceramics, Inc.(a)	15,300	776,169
TETRA Technologies, Inc.*	83,803	1,771,595

		2,547,764

Oil & Gas Exploration/Production — 0.9%
Core Laboratories NV (Netherlands)*	9,462	1,205,364

Oil, Gas & Consumable Fuels — 1.8%
Berry Petroleum Co. (Class A Stock)(a)	32,800	1,298,552
Comstock Resources, Inc.*(a)	15,300	471,852
Lufkin Industries, Inc.	14,170	779,633

		2,550,037

Pharmaceuticals — 0.3%
Cubist Pharmaceuticals, Inc.*(a)	22,025	465,388

Publishing — 0.6%
Courier Corp.	25,300	890,813

Restaurants — 0.7%
Bj’s Restaurants, Inc.*(a)	43,425	914,096

Retail — 3.7%
Cash America International, Inc.	68,962	2,592,971
Genesco, Inc.*	15,083	695,779
Hibbett Sports, Inc.*(a)	21,100	523,280
Red Robin Gourmet Burgers, Inc.*(a)	20,710	888,459
Ruby Tuesday, Inc.	20,500	375,970

		5,076,459

Road & Rail — 0.6%
Landstar System, Inc.	20,400	856,188

Semiconductors & Semiconductor Equipment — 2.3%
OYO Geospace Corp.*	34,748	3,221,487

Specialty Retail — 0.4%
Monro Muffler Brake, Inc.	18,300	618,357

Telecommunications — 1.2%
EMS Technologies, Inc.*	35,439	869,319
Ixia*	56,907	496,229
Sirenza Microdevices, Inc.*	16,870	291,682

		1,657,230

Transportation Services — 0.8%
Heartland Express, Inc.	30,766	439,338
HUB Group, Inc. (Class A Stock)*(a)	20,800	624,624

		1,063,962

Waste Management — 2.0%
Waste Connections, Inc.*(a)	87,934	2,792,784

TOTAL LONG-TERM INVESTMENTS		135,345,687

(cost $110,393,685)
SHORT-TERM INVESTMENT — 45.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $62,978,415; includes $59,376,433 of cash collateral for securities on loan)(b)(w)	62,978,415	62,978,415

TOTAL INVESTMENTS — 143.3%
(cost $173,372,100)		198,324,102
Liabilities in excess of other assets — (43.3)%		(59,931,930)

NET ASSETS — 100.0%		$138,392,172

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $56,431,701; cash collateral of $59,376,433 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%

COMMON STOCKS
Aerospace — 0.4%
EDO Corp.	19,851	$1,111,854

Aerospace & Defense — 2.0%
AAR Corp.*(a)	24,019	728,736
DRS Technologies, Inc.	37,210	2,051,015
Heico Corp. (Class A Stock)	55,300	2,184,350
Limco-Piedmont, Inc.*	45,513	603,958
Orbital Sciences Corp.*	44,580	991,459

		6,559,518

Air Freight & Couriers — 0.2%
Pacer International, Inc.	37,520	714,756

Airlines — 1.1%
AirTran Holdings, Inc.*(a)	304,364	2,994,942
SkyWest, Inc.	26,200	659,454

		3,654,396

Auto Components — 1.3%
Cooper Tire & Rubber Co.	78,300	1,910,520
Sauer-Danfoss, Inc.	45,200	1,205,936
Superior Industries International, Inc.(a)	56,060	1,215,941

		4,332,397

Automobile Manufacturers — 0.6%
Wabash National Corp.	165,167	1,864,735

Automotive Parts — 0.6%
Commercial Vehicle Group, Inc.*(a)	52,549	674,204
Tenneco Automotive, Inc.*	40,412	1,253,176

		1,927,380

Banks — 0.4%
Provident Bankshares Corp.	1,822	57,083
Sterling Bancshares, Inc. (TX)	24,398	278,381
Sterling Financial Corp.	10,184	274,052
West Coast Bancorp	21,287	604,764

		1,214,280

Basic Materials-Mining — 0.2%
Olympic Steel, Inc.	22,830	620,063

Building Materials — 0.7%
Comfort Systems USA, Inc.(a)	82,856	1,176,555
Trex Co., Inc.*(a)	3,336	37,097
Universal Forest Products, Inc.	36,900	1,103,310

		2,316,962

Building Products — 2.0%
Gibraltar Industries, Inc.	93,190	1,724,015
Goodman Global, Inc.*(a)	117,570	2,807,572
Patrick Industries, Inc.*	84,300	996,426
Simpson Manufacturing Co, Inc.(a)	38,900	1,238,965

		6,766,978

Business Services — 0.4%
LECG Corp.*	31,887	475,116
Resources Connection, Inc.	37,574	869,838

		1,344,954

Chemicals — 2.4%
H.B. Fuller Co.(a)	55,361	1,643,115
KMG Chemicals, Inc.	24,917	652,327
Minerals Technologies, Inc.	26,160	1,752,720
NuCO2, Inc.*(a)	16,383	421,698
Penford Corp.	9,447	356,152
PolyOne Corp.*(a)	116,296	868,731
UAP Holding Corp.	66,262	2,077,976

		7,772,719

Clothing & Apparel — 0.3%
Gymboree Corp.*	15,658	551,788
K-Swiss, Inc. (Class A Stock)	26,149	599,073

		1,150,861

Commercial Banks — 5.1%
Alabama National Bancorp	22,847	1,780,238
Bancorp Bank (The)*	59,717	1,102,376
Capital Corp of the West(a)	25,660	472,657
Cardinal Financial Corp.	53,009	529,560
Cascade Financial Corp.	101,365	1,553,926
Central Pacific Financial Corp.	80,877	2,361,608
City National Corp.(a)	12,800	889,728
Cullen Frost Bankers, Inc.	26,900	1,348,228
First Security Group, Inc.	93,690	936,900
FNB Corp.(a)	45,337	749,874
Midwest Banc Holdings, Inc.	62,700	926,079
PAB Bankshares, Inc.	16,170	267,937
Tompkins Trustco, Inc.(a)	10,460	415,262
UCBH Holdings, Inc.	93,700	1,637,876
Umpqua Holdings Corp.	88,200	1,764,882
Westamerica Bancorporation(a)	3,719	185,243

		16,922,374

Commercial Services — 0.2%
Bridge Capital Holdings*	3,829	85,233
MAXIMUS, Inc.	5,074	221,125
On Assignment, Inc.*(a)	46,490	434,217
Pinnacle Financial Partners, Inc.*	1,466	42,250

		782,825

Commercial Services & Supplies — 1.7%
Bright Horizons Family Solutions, Inc.*	16,819	720,526
Hewitt Associates, Inc. (Class A Stock)*(a)	12,001	420,635
Labor Ready, Inc.*(a)	65,100	1,205,001
United Stationers, Inc.*(a)	19,600	1,088,192
Watson Wyatt & Co. Holdings	51,118	2,297,243

		5,731,597

Communication Equipment — 2.7%
Bel Fuse, Inc. (Class B Stock)	14,700	509,502
Black Box Corp.	54,883	2,346,797
Digi International, Inc.*	63,050	897,832
Dycom Industries, Inc.*	17,900	548,277
Foundry Networks, Inc.*	108,800	1,933,376
Plantronics, Inc.(a)	93,741	2,676,306

		8,912,090

Computer Hardware — 0.7%
Electronics for Imaging, Inc.*	63,028	1,692,932

MTS Systems Corp.	11,398	474,157

		2,167,089

Computer Services & Software — 1.7%
ACI Worldwide, Inc.*(a)	35,889	802,119
Avid Technology, Inc.*(a)	24,317	658,504
Commvault Systems, Inc.*	22,351	413,941
Intervoice, Inc.*	84,175	790,403
MICROS Systems, Inc.*(a)	6,690	435,318
MSC.Software Corp.*(a)	31,605	430,460
Parametric Technology Corp.*(a)	82,420	1,435,757
Progress Software Corp.*	22,462	680,599

		5,647,101

Computers & Peripherals — 0.2%
Rimage Corp.*(a)	23,200	520,608

Construction — 0.4%
Builders FirstSource, Inc.*(a)	16,465	177,493
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	24,666	273,546
Modtech Holdings, Inc.*	59,333	109,766
Ryland Group, Inc.(a)	28,847	618,191
Williams Scotsman International, Inc.*	6,280	174,019

		1,353,015

Construction Materials — 0.4%
Florida Rock Industries, Inc.	19,200	1,199,808

Consumer Products & Services — 1.1%
Elizabeth Arden, Inc.*	34,231	922,868
Fossil, Inc.*(a)	36,892	1,378,285
Jarden Corp.*	4,500	139,230
Playtex Products, Inc.*	37,596	687,255
Prestige Brands Holdings, Inc.*	46,550	511,119

		3,638,757

Containers & Packaging — 0.7%
AptarGroup, Inc.(a)	60,200	2,279,774

Distribution/Wholesale — 0.7%
Owens & Minor, Inc.	23,171	882,583
Watsco, Inc.(a)	34,141	1,585,167

		2,467,750

Diversified Consumer Services — 0.4%
Steiner Leisure Ltd.*	32,550	1,412,670

Diversified Financial Services — 0.5%
Portfolio Recovery Associates, Inc.(a)	28,900	1,533,723

Electric Utilities — 0.1%
MGE Energy, Inc.(a)	14,201	474,881

Electrical Equipment — 1.0%
General Cable Corp.*	7,269	487,895
Hubbell, Inc. (Class B Stock)	17,700	1,011,024
Regal-Beloit Corp.	39,300	1,882,077

		3,380,996

Electronic Components — 0.4%
Empire District Electric Co. (The)	10,447	235,998
GrafTech International Ltd.*(a)	56,297	1,004,338

		1,240,336

Electronic Equipment & Instruments — 0.5%
Tektronix, Inc.	60,700	1,683,818

Electronics — 0.5%
Belden CDT, Inc.	19,241	902,595
Benchmark Electronics, Inc.*(a)	38,196	911,739

		1,814,334

Energy Equipment & Services — 1.1%
National-Oilwell Varco, Inc.*	23,100	3,337,950
Superior Well Services, Inc.*(a)	19,100	434,143

		3,772,093

Engineering/Construction — 0.9%
EMCOR Group, Inc.*	40,600	1,273,216
Perini Corp.*(a)	27,600	1,543,668

		2,816,884

Entertainment & Leisure — 0.6%
Boyd Gaming Corp.	21,848	936,187
Isle of Capri Casinos, Inc.*(a)	13,802	268,449
Macrovision Corp.*	26,850	661,315

		1,865,951

Environmental Services — 0.5%
Waste Connections, Inc.*(a)	50,451	1,602,324

Equipment Services — 0.2%
Aaron Rents, Inc.(a)	35,896	800,481

Exchange Traded Funds — 2.2%
iShares Nasdaq Biotechnology Index Fund(a)	22,900	1,899,097
iShares Russell 2000 Value Index Fund(a)	67,869	5,205,552

		7,104,649

Financial - Bank & Trust — 5.2%
Bank of Hawaii Corp.	9,674	511,271
Bank of The Ozarks, Inc.	26,312	803,305
Chittenden Corp.	9,742	342,529
CoBiz Financial, Inc.	53,265	911,897
Columbia Banking System, Inc.	30,387	966,914
First Community Bancorp, Inc.(a)	6,204	339,421
First Financial Bankshare, Inc.(a)	26,678	1,071,922
Glacier Bancorp, Inc.(a)	68,210	1,536,089
Hancock Holding Co.	9,090	364,327
IBERIABANK Corp.	44,110	2,322,391
Millennium Bankshares Corp.	38,369	268,967
NewAlliance Bancshares, Inc.	31,637	464,431
Nexity Financial Corp.*	18,030	149,649
Preferred Bank	11,437	449,932
Prosperity Bancshares, Inc.	41,954	1,391,195
Signature Bank*	58,571	2,063,456
Smithtown Bancorp, Inc.	47	1,092
Southcoast Financial Corp.*	15,555	283,253
State Street Corp.	18,288	1,246,510
Sterling Bancorp	15,712	219,968
Summit State Bank	11,309	113,486
Texas Capital Banshares, Inc.*	11,521	250,467
United Community Banks, Inc.(a)	35,787	877,497
WSFS Financial Corp.	1,372	85,613

		17,035,582

Financial - Brokerage — 0.2%
Compass Diversified Trust	38,093	611,774

Financial Services — 1.8%
Berkshire Hills Bancorp, Inc.	18,417	556,746
Brookline Bancorp, Inc.	57,846	670,435
Financial Federal Corp.(a)	83,213	2,330,796
First Niagara Financial Group, Inc.	28,979	410,053
Highland Distressed Opportunities, Inc.	50,003	641,538
Knight Capital Group, Inc. (Class A Stock)*	27,378	327,441
PennantPark Investment Corp.	55,129	738,729
PFF Bancorp, Inc.	20,624	316,372

		5,992,110

Food & Staples Retailing — 0.2%
Weis Markets, Inc.	19,160	817,940

Food Products — 1.1%
Del Monte Foods Co.	216,400	2,272,200
Nash Finch Co.(a)	8,274	329,553
Smithfield Foods, Inc.*	31,500	992,250

		3,594,003

Gas Utilities — 0.7%
New Jersey Resources Corp.(a)	18,600	922,374
Northwest Natural Gas Co.(a)	29,654	1,355,188

		2,277,562

Healthcare Equipment & Supplies — 0.3%
National Dentex Corp.*	67,680	1,081,865

Healthcare Providers & Services — 1.3%
Apria Healthcare Group, Inc.*(a)	16,700	434,367
Cross Country, Inc.*(a)	72,900	1,273,563
LifePoint Hospitals, Inc.*	44,590	1,338,146
Rehabcare Group, Inc.*	68,200	1,199,638

		4,245,714

Healthcare Services — 0.7%
Amedisys, Inc.*	26,404	1,014,442
LHC Group, Inc.*	35,209	755,937
Pediatrix Medical Group, Inc.*	7,600	497,192

		2,267,571

Healthcare-Products — 0.1%
American Medical Systems Holdings, Inc.*(a)	26,316	446,056

Hotels, Restaurants & Leisure — 0.7%
O’ Charleys, Inc.	114,400	1,734,304
Ruby Tuesday, Inc.	35,000	641,900

		2,376,204

Household Durables — 1.3%
Furniture Brands International, Inc.(a)	123,800	1,255,332
Snap-On, Inc.	26,000	1,288,040
Tupperware Corp.	59,300	1,867,357

		4,410,729

Household Products — 0.4%
Central Garden And Pet Co.*(a)	140,520	1,261,870

Information Technology Services — 0.7%
MedQuist, Inc.*	21,570	253,447
Perot Systems Corp. (Class A Stock)*(a)	118,800	2,008,908

		2,262,355

Insurance — 4.6%
Allied World Assurance Holdings Ltd.	47,310	2,455,862
American Equity Investment Life Holding Co.(a)	108,535	1,155,898
Aspen Insurance Holdings Ltd. (Bermuda)	30,598	853,990
CNA Financial Corp.*	68,392	1,205,751
Donegal Group, Inc.	22,862	369,907
EMC Insurance Group, Inc.	16,640	432,474
Max Capital Group Ltd. (Bermuda)(a)	32,447	909,814
Meadowbrook Insurance Group, Inc.*	155,517	1,401,208
Midland Co. (The)	17,973	987,796
National Atlantic Holdings Corp.*	23,117	214,064
Navigators Group, Inc.*	17,231	934,782
ProAssurance Corp.*(a)	29,745	1,602,363
Procentury Corp.	59,067	864,150
RLI Corp.	14,317	812,060
Security Capital Assurance Ltd.	29,119	665,078
StanCorp Financial Group, Inc.	5,508	272,701

		15,137,898

Internet — 0.4%
Ariba, Inc.*(a)	114,121	1,230,224

Leisure Equipment & Products — 0.3%
Callaway Gulf Co.(a)	71,200	1,139,912

Life Science Tools & Services — 0.2%
Enzo Biochem, Inc.*	56,500	641,275

Machinery — 4.4%
Albany International Corp. (Class A Stock)(a)	49,300	1,848,257
IDEX Corp.	47,800	1,739,442
Kaydon Corp.(a)	38,500	2,001,615
Kennametal, Inc.	25,600	2,149,888
Mueller Industries, Inc.(a)	58,768	2,123,876
RBC Bearings, Inc.*(a)	70,847	2,716,982
Wabtec Corp.(a)	50,600	1,895,476

		14,475,536

Machinery & Equipment — 1.1%
Actuant Corp. (Class A Stock)	23,755	1,543,362
Applied Industrial Technologies, Inc.	37,603	1,159,300
Franklin Electric Co., Inc.(a)	6,653	273,505
Tennant Co.	14,074	685,404

		3,661,571

Marine — 0.8%
Aegean Marine Petroleum Network, Inc.	11,349	411,515
Kirby Corp.*	53,700	2,370,318

		2,781,833

Medical Supplies & Equipment — 1.2%
Cardiac Science Corp.*	102,778	1,036,002
Edwards Lifesciences Corp.*(a)	16,735	825,203
PSS World Medical, Inc.*(a)	55,383	1,059,477

Symmetry Medical, Inc.*(a)	71,660	1,196,722

		4,117,404

Metals & Mining — 0.7%
Commercial Metals Co.	25,579	809,576
Kaiser Aluminum Corp(a)	9,525	672,179
Meridian Gold, Inc.*	21,300	705,030

		2,186,785

Multi-Line Retail — 0.3%
Dillard’s, Inc. (Class A Stock)	43,200	943,056

Office Equipment — 0.3%
IKON Office Solutions, Inc.	78,929	1,014,238

Oil, Gas & Consumable Fuels — 5.1%
Concho Resources Inc*	53,912	798,437
Denbury Resources, Inc.*(a)	28,200	1,260,258
ION Geophysical Corp*(a)	114,100	1,578,003
Oil States International*(a)	42,087	2,032,802
Parallel Petroleum Corp.*(a)	51,997	883,429
Piedmont Natural Gas Co., Inc.	1,485	37,259
Range Resources Corp.	43,775	1,779,891
Rex Energy Corp*	80,039	644,314
South Jersey Industries, Inc.	32,399	1,127,485
Southwest Gas Corp.	23,720	671,039
W-H Energy Services, Inc.*	23,367	1,723,316
Williams Partners LP(a)	45,643	1,885,969
XTO Energy, Inc.	40,500	2,504,520

		16,926,722

Paper & Forest Products — 0.2%
Caraustar Industries, Inc.*	139,546	622,375

Pharmaceuticals — 0.8%
Bentley Pharmaceuticals, Inc.*(a)	120,500	1,503,840
Medarex, Inc.*(a)	71,222	1,008,504

		2,512,344

Real Estate Investment Trust-Apartment — 0.3%
American Campus Communities, Inc.(a)	35,891	1,051,247

Real Estate Investment Trust-Office Industrial — 0.3%
Brandywine Realty Trust	33,311	843,101

Real Estate Investment Trust-Other REIT — 1.2%
Acadia Realty Trust(a)	30,712	833,217
Digital Realty Trust, Inc.(a)	23,189	913,415
Omega Healthcare Investors, Inc.(a)	87,700	1,361,981
U-Store-It Trust	58,542	772,754

		3,881,367

Real Estate Investment Trusts — 4.4%
American Land Lease, Inc.	27,900	626,913
Biomed Realty Trust, Inc.(a)	111,097	2,677,438
Cogdell Spencer, Inc.	29,810	551,485
Cousins Properties, Inc.(a)	46,800	1,374,048
Duke Realty Corp.	19,600	662,676
East West Bancorp, Inc.	4,591	165,092
Entertainment Properties Trust	13,768	699,414
LaSalle Hotel Properties	38,200	1,607,456
Lexington Corp. Properties Trust(a)	36,706	734,487
Liberty Property Trust	17,400	699,654
Mid-America Apartment Communities, Inc.(a)	33,550	1,672,468
National Retail Properties(a)	56,164	1,369,278
Parkway Properties, Inc.(a)	40,960	1,807,975

		14,648,384

Restaurants — 0.7%
California Pizza Kitchen, Inc.*	32,019	562,574
CEC Entertainment, Inc.*	39,292	1,055,776
Einstein Noah Restaurant Group, Inc.*	30,614	574,012

		2,192,362

Retail & Merchandising — 3.1%
Asbury Automotive Group, Inc.	39,088	774,333
Big Lots, Inc.*(a)	42,875	1,279,390
Cache, Inc.*(a)	61,988	1,106,486
Casey’s General Stores, Inc.(a)	144,069	3,990,711
Charming Shoppes, Inc.*(a)	81,377	683,567
Hot Topic, Inc.*(a)	24,499	182,763
Insight Enterprises, Inc.*	23,883	616,420
Pacific Sunwear of California, Inc.*(a)	34,230	506,604
School Specialty, Inc.*(a)	17,239	596,987
Wet Seal, Inc. (The)*(a)	128,950	499,036

		10,236,297

Semiconductors & Semiconductor Equipment — 5.6%
AMIS Holdings, Inc.*	53,251	517,067
ATMI, Inc.*(a)	26,637	792,451
Cabot Microelectronics Corp.*(a)	29,300	1,252,575
Cirrus Logic, Inc.*	160,006	1,024,038
Emulex Corp.*(a)	54,876	1,051,973
Entegris, Inc.*(a)	225,587	1,958,095
Exar Corp.*(a)	115,500	1,508,430
Fairchild Semiconductor International, Inc.*	115,700	2,161,276
Form Factor, Inc.*(a)	16,753	743,331
Intergrated Device Technology, Inc.*	72,538	1,122,888
Kulicke & Soffa Industries, Inc.*(a)	237,130	2,010,862
Omnivision Technologies, Inc.*(a)	68,500	1,557,005
Tessera Technologies, Inc.*	21,607	810,263
Verigy Ltd. (Singapore)*	75,300	1,860,663

		18,370,917

Software — 2.2%
EPIQ Systems, Inc.*(a)	95,450	1,796,369
Lawson Software, Inc.*(a)	323,076	3,233,991
McAfee, Inc.*	38,000	1,325,060
Sybase, Inc.*	35,500	821,115

		7,176,535

Specialty Retail — 1.9%
Buckle, Inc. (The)(a)	41,450	1,572,613
Cato Corp. (Class A Stock)(a)	69,370	1,417,923
Deb Shops, Inc.	43,410	1,167,295
Lithia Motors, Inc. (Class A Stock)(a)	51,982	886,813
West Marine, Inc.*(a)	119,480	1,379,994

		6,424,638

Telecommunications — 1.3%
Andrew Corp.*(a)	35,561	492,520
Anixter International, Inc.*(a)	5,345	440,695
Dobson Communications Corp. (Class A Stock)*(a)	38,490	492,287

Premiere Global Services, Inc.*(a)	58,170	735,851
RCN Corp.*	57,363	705,565
Tekelec*(a)	114,861	1,389,818

		4,256,736

Textiles — 0.4%
G & K Services, Inc. (Class A Stock)	34,992	1,406,678

Textiles, Apparel & Luxury Goods — 0.4%
Timberland Co. (The) (Class A Stock)*(a)	68,200	1,293,072

Thrifts & Mortgage Finance — 0.9%
City Bank/Lynnwood WA(a)	39,580	1,136,737
Flushing Financial Corp.	4,227	71,014
PMI Group, Inc. (The)	48,000	1,569,600
Washington Federal, Inc.	2,745	72,084

		2,849,435

Transportation — 0.4%
Forward Air Corp.(a)	22,876	681,247
Heartland Express, Inc.	50,463	720,612

		1,401,859

Utilities — 1.8%
Cleco Corp.(a)	44,655	1,128,432
El Paso Electric Co.*	131,047	3,031,117
Sierra Pacific Resources	30,652	482,156
Unisource Energy Corp.	9,321	278,605
Westar Energy, Inc.	44,042	1,081,671

		6,001,981

TOTAL LONG-TERM INVESTMENTS
(cost $289,620,787)		320,584,898

SHORT-TERM INVESTMENT — 36.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $120,186,576; includes $112,633,741 of cash collateral for securities on loan)(b)(w)	120,186,576	120,186,576

TOTAL INVESTMENTS — 133.5%
(cost $409,807,363)		440,771,474
Liabilities in excess of other assets — (33.5)%		(110,722,759)

NET ASSETS — 100.0%		$330,048,715

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $106,462,340; cash collateral of $112,633,741 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%

COMMON STOCKS
Aerospace & Defense — 11.1%
Boeing Co. (The)	29,600	$3,107,704
Honeywell International, Inc.	21,200	1,260,764
United Technologies Corp.	37,900	3,050,192

		7,418,660

Beverages — 2.3%
PepsiCo, Inc.	20,800	1,523,808

Biotechnology — 6.8%
Celgene Corp.*	7,400	527,694
Genentech, Inc.*	11,000	858,220
Gilead Sciences, Inc.*	77,900	3,183,773

		4,569,687

Capital Markets — 6.1%
Franklin Resources, Inc.	8,000	1,020,000
Goldman Sachs Group, Inc. (The)	11,750	2,546,695
Merrill Lynch & Co., Inc.	7,100	506,088

		4,072,783

Chemicals — 4.5%
Monsanto Co.	35,300	3,026,622

Communication Equipment — 11.6%
Cisco Systems, Inc.*	120,000	3,973,200
QUALCOMM, Inc.	47,700	2,015,802
Research In Motion Ltd. (Canada)*	17,900	1,764,045

		7,753,047

Computers & Peripherals — 7.5%
Apple, Inc.*	24,400	3,746,376
Hewlett-Packard Co.	24,900	1,239,771

		4,986,147

Diversified Financials — 2.3%
CME Group, Inc.	1,810	1,063,103
NYSE Euronext, Inc.	5,800	459,186

		1,522,289

Financial - Bank & Trust — 1.1%
Blackstone Group LP (The)*	28,900	724,812

Healthcare — 1.4%
WellPoint, Inc.*	11,900	939,148

Household Products — 1.4%
Colgate-Palmolive Co.	13,200	941,424

Internet Software & Services — 7.1%
Google, Inc. (Class A Stock)*	8,330	4,725,359

Machinery — 1.2%
Deere & Co.	5,400	801,468

Media — 4.6%
Comcast Corp. (Special Class A Stock)*	50,400	1,207,584
Walt Disney Co. (The)	55,000	1,891,450

		3,099,034

Oil, Gas and Consumable Fuels — 5.3%
Schlumberger Ltd. (Netherlands)	34,100	3,580,500

Pharmaceuticals — 15.7%
Abbott Laboratories	51,800	2,777,516
Alcon, Inc. (Switzerland)	4,500	647,640
Elan Corp. PLC, ADR (Ireland)*	62,000	1,304,480
Roche Holdings Ltd., ADR (Switzerland)	21,800	1,969,689
Schering-Plough Corp.	65,200	2,062,276
Teva Pharmaceutical Industries Ltd., ADR (Israel)	38,900	1,729,883

		10,491,484

Retail & Merchandising — 1.7%
Kohl’s Corp.*	11,000	630,630
Target Corp.	8,400	533,988

		1,164,618

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Corp. (Class A Stock)*	20,200	736,088
Intel Corp.	22,200	574,092
NVIDIA Corp.*	19,600	710,304

		2,020,484

Software — 3.2%
Adobe Systems, Inc.*	49,400	2,156,804

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.*	20,000	945,400

TOTAL INVESTMENTS — 99.3%
(cost $52,312,413)		66,463,578
Other assets in excess of liabilities — 0.7%		460,021

NET ASSETS — 100.0%		$66,923,599

The	following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS
Advertising — 1.4%
Lamar Advertising Co.	23,500	$1,150,795

Aerospace/Defense — 1.4%
General Dynamics Corp.	13,800	1,165,686

Airlines — 1.5%
Southwest Airlines Co.	84,100	1,244,680

Biotechnology Healthcare — 1.1%
Celgene Corp.*	12,900	919,899

Commercial Services & Supplies — 0.7%
Monster Worldwide, Inc.*	17,400	592,644

Communication Equipment — 1.1%
QUALCOMM, Inc.	21,600	912,816

Computer Hardware — 1.7%
Apple, Inc.*	8,800	1,351,152

Computer Networking — 0.5%
Network Appliance, Inc.*	15,000	403,650

Computer Services & Software — 8.3%
Autodesk, Inc.*	12,900	644,613
Automatic Data Processing, Inc.	21,900	1,005,867
Electronic Arts, Inc.*	21,200	1,186,988
Microsoft Corp.	100,500	2,960,730
Red Hat, Inc.*	30,100	598,087
Salesforce.Com, Inc.*	7,500	384,900

		6,781,185

Conglomerates — 4.3%
General Electric Co.	85,100	3,523,140

Consulting Services — 1.7%
Accenture Ltd. (Class A Stock)	35,400	1,424,850

Diversified Financial Services — 2.1%
Morgan Stanley	27,100	1,707,300

Drugs & Medicine — 7.1%
Genentech, Inc.*	17,300	1,349,746
Gilead Sciences, Inc.*	53,000	2,166,110
St. Jude Medical, Inc.*	19,200	846,144
WellPoint, Inc.*	18,400	1,452,128

		5,814,128

Electronic Components — 0.6%
Harman International Industries, Inc.	5,400	467,208

Engineering/Construction — 0.9%
Foster Wheeler Ltd.*	5,300	695,784

Financial - Bank & Trust — 3.6%
State Street Corp.	42,600	2,903,616

Financial Services — 2.5%
Franklin Resources, Inc.	12,400	1,581,000
Interactive Brokers Group, Inc.*	18,000	472,680

		2,053,680

Hotels & Motels — 1.0%
MGM Mirage*	8,700	778,128

Hotels, Restaurants & Leisure — 3.3%
International Game Technology	31,700	1,366,270
Las Vegas Sands Corp.*	2,600	346,892
Marriott International, Inc. (Class A Stock)	23,300	1,012,851

		2,726,013

Industrial Conglomerates — 0.7%
McDermott International, Inc.*	10,500	567,840

Internet Services — 7.4%
Amazon.com, Inc.*	24,100	2,244,915
eBay, Inc.*	30,500	1,190,110
Google, Inc. (Class A Stock)*	4,500	2,552,715

		5,987,740

Manufacturing — 2.7%
Danaher Corp.	26,500	2,191,815

Medical Supplies & Equipment — 2.0%
Medtronic, Inc.	29,100	1,641,531

Oil, Gas & Consumable Fuels — 2.0%
Schlumberger Ltd.	15,700	1,648,500

Pharmaceuticals — 2.5%
Allergan, Inc.	14,800	954,156
Schering-Plough Corp.	35,300	1,116,539

		2,070,695

Retail & Merchandising — 8.2%
Bed Bath & Beyond, Inc.*	20,600	702,872
CVS Corp.	45,078	1,786,441
Kohl’s Corp.*	26,600	1,524,978
Target Corp.	23,600	1,500,252
Walgreen Co.	24,200	1,143,208

		6,657,751

Semiconductors — 10.3%
Analog Devices, Inc.	39,900	1,442,784
Applied Materials, Inc.	40,500	838,350
Broadcom Corp. (Class A Stock)*	36,700	1,337,348
Intel Corp.	55,900	1,445,574
Marvell Technology Group Ltd. (Bermuda)*	99,000	1,620,630
Xilinx, Inc.	63,800	1,667,732

		8,352,418

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV (Netherlands)*	26,300	864,218

Software — 1.2%
Adobe Systems, Inc.*	22,900	999,814

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	28,000	784,560

Telecommunications — 11.7%
American Tower Corp. (Class A Stock)*	83,700	3,644,298
Cisco Systems, Inc.*	36,900	1,221,759
Corning, Inc.	42,400	1,045,160
Crown Castle International Corp.*	21,700	881,671
Juniper Networks, Inc.*	53,400	1,954,974

MetroPCS Communications, Inc.*	28,400	774,752

		9,522,614

Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.*	20,600	973,762

Transportation — 1.4%
Expeditors International Washington, Inc.	23,600	1,116,280

TOTAL LONG-TERM INVESTMENTS
(cost $65,336,537)		79,995,892

SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,250,724)(w)	1,250,724	1,250,724

TOTAL INVESTMENTS — 99.7%
(cost $66,587,261)		81,246,616
Other assets in excess of liabilities — 0.3%		255,561

NET ASSETS — 100.0%		$81,502,177

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS
Aerospace/Defense 2.9%
Boeing Co.(b)	194,536	$20,424,335
General Dynamics Corp.	99,600	8,413,212
Goodrich Corp.	31,800	2,169,714
Honeywell International, Inc.	191,450	11,385,532
L-3 Communications Holdings, Inc.	32,900	3,360,406
Lockheed Martin Corp.	90,498	9,818,128
Northrop Grumman Corp.	92,326	7,201,428
Precision Castparts Corp.(b)	33,500	4,957,330
Raytheon Co.	111,618	7,123,461
Rockwell Collins, Inc.	41,500	3,031,160
United Technologies Corp.	240,500	19,355,440

		97,240,146

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	38,800	2,106,452
FedEx Corp.	74,240	7,776,640
United Parcel Service, Inc. (Class B Stock)(b)	252,500	18,962,750

		28,845,842

Airlines 0.1%
Southwest Airlines Co.	176,637	2,614,228

Auto Components 0.2%
Goodyear Tire & Rubber Co.(a)(b)	49,200	1,496,172
Johnson Controls, Inc.(b)	46,100	5,444,871

		6,941,043

Automobiles 0.4%
Ford Motor Co. (a)(b)	471,545	4,003,417
General Motors Corp.(b)	139,100	5,104,970
Harley-Davidson, Inc.	63,100	2,915,851

		12,024,238

Beverages 2.2%
Anheuser-Busch Cos., Inc.(b)	185,900	9,293,141
Brown-Forman Corp. (Class B Stock)	16,200	1,213,542
Coca-Cola Co.(The)	481,100	27,648,817
Coca-Cola Enterprises, Inc.	71,800	1,738,996
Constellation Brands, Inc. (Class A Stock)(a)(b)	38,200	924,822
Molson Coors Brewing Co. (Class B Stock)	11,600	1,156,172
Pepsi Bottling Group, Inc.	33,600	1,248,912
PepsiCo, Inc.(b)	395,740	28,991,912

		72,216,314

Biotechnology 1.2%
Amgen, Inc.(a)(b)	263,164	14,887,187
Biogen Idec, Inc.(a)	68,525	4,545,263
Celgene Corp.(a)(b)	87,200	6,218,232
Genzyme Corp.(a)(b)	65,000	4,027,400
Gilead Sciences, Inc.(a)(b)	219,800	8,983,226

		38,661,308

Building Products 0.1%
American Standard Cos., Inc.	38,900	1,385,618
Masco Corp.	81,300	1,883,721

		3,269,339

Capital Markets 3.4%
American Capital Strategies, Ltd.(b)	37,200	1,589,556
Ameriprise Financial, Inc.	59,800	3,773,978
Bank of New York Mellon Corp.(The)(b)	279,689	12,345,472
Bear Stearns Cos., Inc.	30,410	3,734,652
Charles Schwab Corp.	242,800	5,244,480
E*Trade Financial Corp.(a)(b)	106,800	1,394,808
Federated Investors, Inc. (Class B Stock)(b)	22,600	897,220
Franklin Resources, Inc.	42,400	5,406,000
Goldman Sachs Group, Inc.(b)	100,900	21,869,066
Janus Capital Group, Inc.(b)	61,500	1,739,220
Legg Mason, Inc.	32,800	2,764,712
Lehman Brothers Holdings, Inc.(b)	131,100	8,092,803
Merrill Lynch & Co., Inc.	220,100	15,688,728
Morgan Stanley (b)	261,910	16,500,330
Northern Trust Corp.	47,100	3,121,317
State Street Corp.	95,400	6,502,464
T. Rowe Price Group, Inc.	60,600	3,374,814

		114,039,620

Chemicals 1.7%
Air Products & Chemicals, Inc.	52,600	5,142,176
Ashland, Inc.	16,000	963,360
Dow Chemical Co.	237,261	10,216,459
Du Pont (E.I.) de Nemours & Co.(b)	220,291	10,917,622
Eastman Chemical Co.	20,900	1,394,657
Ecolab, Inc.	48,800	2,303,360
Hercules, Inc.	27,900	586,458
International Flavors & Fragrances, Inc.	18,700	988,482
Monsanto Co.	130,096	11,154,431
PPG Industries, Inc.(b)	41,000	3,097,550
Praxair, Inc.	79,000	6,617,040
Rohm and Haas Co.	34,400	1,915,048
Sigma-Aldrich Corp.(b)	25,600	1,247,744

		56,544,387

Commercial Banks 3.5%
BB&T Corp.(b)	136,000	5,493,040
Comerica, Inc.(b)	41,250	2,115,300

Commerce Bancorp, Inc.	39,300	1,524,054
Fifth Third Bancorp	138,949	4,707,592
First Horizon National Corp.(b)	29,600	789,136
Huntington Bancshares, Inc.	103,475	1,757,006
KeyCorp.(b)	105,500	3,410,815
M&T Bank Corp.(b)	20,100	2,079,345
Marshall & Ilsley Corp.	58,700	2,569,299
National City Corp.(b)	152,500	3,826,225
PNC Financial Services Group, Inc.	84,300	5,740,830
Regions Financial Corp.(b)	184,712	5,445,310
SunTrust Banks, Inc.(b)	87,700	6,636,259
Synovus Financial Corp.(b)	71,900	2,016,795
US Bancorp	432,381	14,065,354
Wachovia Corp.	471,455	23,643,468
Wells Fargo & Co.	821,920	29,276,790
Zions Bancorporation	27,700	1,902,159

		116,998,777

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.(a)(b)	71,800	915,450
Avery Dennison Corp.	20,800	1,186,016
Cintas Corp.(b)	35,800	1,328,180
Donnelley (R.R.) & Sons Co.	54,200	1,981,552
Equifax, Inc.	31,100	1,185,532
Monster Worldwide, Inc.(a)	22,900	779,974
Pitney Bowes, Inc.	55,900	2,538,978
Robert Half International, Inc.	43,200	1,289,952
Waste Management, Inc.(b)	129,130	4,873,366

		16,079,000

Communications Equipment 2.8%
Avaya, Inc.(a)	110,908	1,881,000
Ciena Corp.(a)(b)	19,657	748,539
Cisco Systems, Inc.(a)	1,470,100	48,675,011
Corning, Inc.	371,500	9,157,475
JDS Uniphase Corp.(a)(b)	29,387	439,630
Juniper Networks, Inc.(a)(b)	128,900	4,719,029
Motorola, Inc.(b)	549,595	10,183,995
QUALCOMM, Inc.	407,200	17,208,272
Tellabs, Inc.(a)	108,000	1,028,160

		94,041,111

Computers & Peripherals 4.3%
Apple, Inc.(a)(b)	210,600	32,335,524
Dell, Inc.(a)(b)	548,100	15,127,560
EMC Corp.(a)	517,974	10,773,859
Hewlett-Packard Co.	632,116	31,473,056
International Business Machines Corp.(b)	334,000	39,345,200
Lexmark International, Inc.(a)	23,614	980,689
NCR Corp.(a)	46,300	2,305,740
Network Appliance, Inc.(a)(b)	92,100	2,478,411
QLogic Corp.(a)	36,100	485,545
SanDisk Corp.(a)(b)	50,800	2,799,080
Sun Microsystems, Inc.(a)(b)	817,800	4,587,858

		142,692,522

Construction & Engineering 0.1%
Fluor Corp.(b)	22,700	3,268,346

Construction Materials 0.1%
Vulcan Materials Co.	22,800	2,032,620

Consumer Finance 1.0%
American Express Co.	291,000	17,276,670
Capital One Financial Corp.(b)	101,269	6,727,300
Discover Financial Services LLC(a)	133,805	2,783,144
SLM Corp.	96,200	4,778,254

		31,565,368

Containers & Packaging 0.2%
Ball Corp.(b)	23,400	1,257,750
Bemis Co.(b)	25,900	753,949
Pactiv Corp.(a)	33,000	945,780
Sealed Air Corp.	39,820	1,017,799
Temple-Inland, Inc.	21,900	1,152,597

		5,127,875

Distributors 0.1%
Genuine Parts Co.	43,825	2,191,250

Diversified Consumer Services 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	29,800	1,792,470
H&R Block, Inc.	79,500	1,683,810

		3,476,280

Diversified Financial Services 4.9%
Bank of America Corp.	1,079,807	54,281,898
CIT Group, Inc.	52,300	2,102,460
Citigroup, Inc.	1,210,576	56,497,581
CME Group, Inc.(b)	13,270	7,794,135
IntercontinentalExchange, Inc. (a)	12,500	1,898,750
JPMorgan Chase & Co.	830,985	38,075,733
Leucadia National Corp.(b)	35,500	1,711,810
Moody’s Corp.	58,420	2,944,368

		165,306,735

Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,477,211	62,500,796
CenturyTel, Inc.	30,000	1,386,600
Citizens Communications Co.	90,300	1,293,096
Embarq Corp.	35,176	1,955,786
Qwest Communications International, Inc.(a)(b)	391,647	3,587,487
Verizon Communications, Inc.	703,838	31,165,947
Windstream Corp.	117,565	1,660,018

		103,549,730

Electric Utilities 1.8%
Allegheny Energy, Inc.(a)(b)	37,600	1,964,976
American Electric Power Co., Inc.	96,640	4,453,171
Duke Energy Corp.(b)	308,482	5,765,529
Edison International	79,300	4,397,185
Entergy Corp.(b)	44,700	4,840,563
Exelon Corp.(b)	162,350	12,234,696
FirstEnergy Corp.(b)	76,736	4,860,458
FPL Group, Inc.	95,700	5,826,216
Pinnacle West Capital Corp.	26,000	1,027,260
PPL Corp.	92,500	4,282,750
Progress Energy, Inc.(b)	59,414	2,783,546
Southern Co.(b)	179,100	6,497,748

		58,934,098

Electrical Equipment 0.5%
Cooper Industries, Ltd. (Class A Stock)	46,000	2,350,140
Emerson Electric Co.(b)	194,000	10,324,680
Rockwell Automation, Inc.	42,000	2,919,420

		15,594,240

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.(a)	107,082	3,949,184
Jabil Circuit, Inc.	30,900	705,756
Molex, Inc.	26,600	716,338
Solectron Corp.(a)	236,000	920,400
Tektronix, Inc.(b)	18,300	507,642
Tyco Electronics Ltd.	120,960	4,285,613

		11,084,933

Energy Equipment & Services 2.3%
Baker Hughes, Inc.	73,630	6,653,943
BJ Services Co.	59,300	1,574,415
ENSCO International, Inc.	32,200	1,806,420
Halliburton Co.	225,800	8,670,720
Nabors Industries Ltd.(a)	65,600	2,018,512
National-Oilwell Varco, Inc.(a)(b)	43,200	6,242,400
Noble Corp.	65,600	3,217,680
Rowan Cos., Inc.	17,100	625,518
Schlumberger Ltd.	285,300	29,956,500
Smith International, Inc.(b)	43,900	3,134,460
Transocean, Inc.(a)	68,433	7,736,351
Weatherford International Ltd.(a)	77,500	5,206,450

		76,843,369

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	104,432	6,408,992
CVS Caremark Corp.	355,138	14,074,119
Kroger Co.(b)	182,200	5,196,344
Safeway, Inc.	117,300	3,883,803
SUPERVALU, Inc.	50,508	1,970,317
Sysco Corp.	144,300	5,135,637

Walgreen Co.	241,300	11,399,012
Wal-Mart Stores, Inc.	593,300	25,897,545
Whole Foods Market, Inc.	28,300	1,385,568

		75,351,337

Food Products 1.4%
Archer-Daniels-Midland Co.	166,138	5,495,845
Campbell Soup Co.	48,800	1,805,600
ConAgra Food, Inc.	122,200	3,193,086
Dean Foods Co.	31,800	813,444
General Mills, Inc.	78,500	4,553,785
Heinz (H.J.) & Co.	80,350	3,712,170
Hershey Food Corp.(b)	43,300	2,009,553
Kellogg Co.	59,000	3,304,000
Kraft Foods, Inc.	381,711	13,172,847
McCormick & Co., Inc.	31,300	1,125,861
Sara Lee Corp.	185,900	3,102,671
Tyson Foods, Inc. (Class A Stock)	51,800	924,630
Wrigley (William) Jr. Co.(b)	49,100	3,153,693

		46,367,185

Gas Utilities 0.1%
Nicor, Inc.	12,200	523,380
Questar Corp.	39,800	2,090,694

		2,614,074

Healthcare Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	9,500	608,000
Baxter International, Inc.(b)	163,100	9,179,268
Becton Dickinson & Co.	62,900	5,160,945
Boston Scientific Corp.(a)(b)	283,499	3,954,811
C.R. Bard, Inc.	24,600	2,169,474
Covidien Ltd.(a)	120,960	5,019,840
Hospira, Inc.(a)	39,920	1,654,684
Medtronic, Inc.	283,300	15,980,953
St. Jude Medical, Inc.(a)(b)	83,100	3,662,217
Stryker Corp.	57,500	3,953,700
Varian Medical Systems, Inc.(a)	23,200	971,848
Zimmer Holdings, Inc.(a)	57,286	4,639,593

		56,955,333

Healthcare Providers & Services 2.2%
Aetna, Inc.	126,248	6,851,479
AmerisourceBergen Corp.	46,200	2,094,246
Cardinal Health, Inc.	96,275	6,020,076
CIGNA Corp.	80,400	4,284,516
Coventry Health Care, Inc.(a)	39,750	2,472,848
Express Scripts, Inc.(a)(b)	64,000	3,572,480
Humana, Inc.(a)	41,900	2,927,972
Laboratory Corp. of America Holdings(a)	33,800	2,644,174
Manor Care, Inc.	12,750	821,100
McKesson Corp.(b)	68,107	4,004,011
Medco Health Solutions, Inc.(a)	64,296	5,811,715

Patterson Cos., Inc.(a)	24,300	938,223
Quest Diagnostics, Inc.	38,300	2,212,591
Tenet Healthcare Corp.(a)	90,000	302,400
UnitedHealth Group, Inc.	335,400	16,243,422
WellPoint, Inc.(a)	153,100	12,082,652

		73,283,905

Healthcare Technology
IMS Health, Inc.	51,320	1,572,445

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(b)	103,800	5,027,034
Darden Restaurants, Inc.	38,650	1,617,889
Harrah’s Entertainment, Inc.	41,950	3,646,714
Hilton Hotels Corp.	87,500	4,067,875
International Game Technology	73,000	3,146,300
Marriott International, Inc. (Class A Stock)	81,300	3,534,111
McDonald’s Corp.	287,500	15,660,125
Starbucks Corp.(a)(b)	178,100	4,666,220
Starwood Hotels & Resorts Worldwide, Inc.	48,500	2,946,375
Wendy’s International, Inc.	21,700	757,547
Wyndham Worldwide Corp.	44,763	1,466,436
Yum! Brands, Inc.	135,000	4,567,050

		51,103,676

Household Durables 0.4%
Black & Decker Corp.	16,500	1,374,450
Centex Corp.(b)	24,600	653,622
D.R. Horton, Inc.	52,200	668,682
Fortune Brands, Inc.	33,000	2,689,170
Harman International Industries, Inc.	14,100	1,219,932
KB Home	17,232	431,834
Leggett & Platt, Inc.	44,300	848,788
Lennar Corp. (Class A Stock)(b)	29,000	656,850
Newell Rubbermaid, Inc.	64,649	1,863,184
Pulte Homes, Inc.	35,700	485,877
Snap-On, Inc.	12,300	609,342
Stanley Works	19,100	1,072,083
Whirlpool Corp.(b)	17,507	1,559,874

		14,133,688

Household Products 2.2%
Clorox Co.(b)	32,600	1,988,274
Colgate-Palmolive Co.	124,600	8,886,472
Kimberly-Clark Corp.(b)	110,388	7,755,861
Procter & Gamble Co.	753,681	53,013,922

		71,644,529

Independent Power Producers & Energy Traders 0.5%
AES Corp.(a)(b)	159,700	3,200,388
Constellation Energy Group, Inc.(b)	47,050	4,036,420
Dynegy, Inc.(a)	87,800	811,272
TXU Corp.	112,512	7,703,697

		15,751,777

Industrial Conglomerates 3.9%
3M Co.	177,100	16,573,018
General Electric Co.	2,476,600	102,531,239
Textron, Inc.	59,400	3,695,274
Tyco International Ltd.	120,960	5,363,366

		128,162,897

Insurance 4.3%
ACE Ltd.	83,700	5,069,709
AFLAC, Inc.	114,700	6,542,488
Allstate Corp.(b)	154,588	8,840,888
Ambac Financial Group, Inc.(b)	28,800	1,811,808
American International Group, Inc.(b)	631,587	42,726,861
Aon Corp.	74,725	3,348,427
Assurant, Inc.(b)	24,500	1,310,750
Chubb Corp.	108,300	5,809,212
Cincinnati Financial Corp.	43,228	1,872,205
Genworth Financial, Inc. (Class A Stock)(b)	112,300	3,450,979
Hartford Financial Services Group, Inc.	80,600	7,459,530
Lincoln National Corp.	70,363	4,641,847
Loews Corp.	108,200	5,231,470
Marsh & McLennan Cos., Inc.(b)	127,100	3,241,050
MBIA, Inc.(b)	36,550	2,231,378
MetLife, Inc.(b)	182,400	12,718,752
Principal Financial Group, Inc.	66,300	4,182,867
Progressive Corp.	171,100	3,321,051
SAFECO Corp.	28,100	1,720,282
Torchmark Corp.	24,100	1,501,912
Travelers Cos., Inc	171,698	8,643,277
UnumProvident Corp.	86,456	2,115,578
XL Capital Ltd. (Class A Stock)	45,300	3,587,760

		141,380,081

Internet & Catalog Retail 0.2%
Amazon.Com, Inc.(a)(b)	71,500	6,660,225
IAC/InterActiveCorp.(a)(b)	45,200	1,341,084

		8,001,309

Internet Software & Services 1.6%
Akamai Technologies, Inc.(a)(b)	30,400	873,392
eBay, Inc.(a)(b)	277,100	10,812,442
Google, Inc. (Class A Stock)(a)	54,650	31,001,306
VeriSign, Inc.(a)	50,500	1,703,870
Yahoo!, Inc.(a)(b)	304,500	8,172,780

		52,563,790

IT Services 0.8%
Affiliated Computer Services, Inc. (Class A Stock)(a)	25,300	1,271,072
Automatic Data Processing, Inc.	136,000	6,246,480
Cognizant Technology Solutions Corp. (Class A Stock)(a)(b)	32,300	2,576,571

Computer Sciences Corp.(a)	42,700	2,386,930
Convergys Corp.(a)	37,600	652,736
Electronic Data Systems Corp.	123,300	2,692,872
Fidelity National Information Services, Inc.	34,400	1,526,328
Fiserv, Inc.(a)	49,000	2,492,140
Paychex, Inc.(b)	78,950	3,236,950
Unisys Corp.(a)(b)	67,000	443,540
Western Union Co.	192,004	4,026,324

		27,551,943

Leisure Equipment & Products 0.2%
Brunswick Corp.	21,300	486,918
Eastman Kodak Co.(b)	57,000	1,525,320
Hasbro, Inc.(b)	42,650	1,189,082
Mattel, Inc.	98,281	2,305,672

		5,506,992

Life Sciences, Tools & Services 0.3%
Applera Corp.-Applied Biosystems Group	39,600	1,371,744
Millipore Corp.(a)(b)	10,800	818,640
PerkinElmer, Inc.	31,000	905,510
Thermo Fisher Scientific, Inc.(a)	103,500	5,974,020
Waters Corp.(a)	27,600	1,846,992

		10,916,906

Machinery 1.7%
Caterpillar, Inc.	153,300	12,023,319
Cummins, Inc.	24,800	3,171,672
Danaher Corp.	55,800	4,615,218
Deere & Co.	53,400	7,925,628
Dover Corp.	50,500	2,572,975
Eaton Corp.	35,500	3,515,920
Illinois Tool Works, Inc.	99,100	5,910,324
Ingersoll-Rand Co.(Class A Stock)	76,100	4,145,167
ITT Corp.(b)	43,500	2,954,955
PACCAR, Inc.(b)	60,952	5,196,158
Pall Corp.	20,400	793,560
Parker Hannifin Corp.	28,125	3,145,219
Terex Corp.(a)	24,200	2,154,284

		58,124,399

Media 3.0%
CBS Corp. (Class B Stock)(b)	187,268	5,898,942
Clear Channel Communications, Inc.	114,100	4,271,904
Comcast Corp. (Class A Stock)(a)(b)	742,845	17,961,992
DIRECTV Group, Inc. (The)(a)	181,500	4,406,820
Dow Jones & Co., Inc.	17,400	1,038,780
E.W. Scripps Co. (Class A Stock)(b)	16,700	701,400
Gannett Co., Inc.	59,100	2,582,670
Interpublic Group of Cos., Inc.(a)(b)	84,700	879,186
McGraw-Hill Cos., Inc.(b)	89,800	4,571,718
Meredith Corp.	11,000	630,300
New York Times Co.(Class A Stock)(b)	36,500	721,240

News Corp. (Class A Stock)	548,000	12,050,520
Omnicom Group, Inc.	80,600	3,876,054
Time Warner, Inc.	940,620	17,269,783
Tribune Co.	18,688	510,556
Viacom, Inc. (Class B Stock)(a)	166,768	6,498,949
Walt Disney Co.(b)	477,601	16,424,698

		100,295,512

Metals & Mining 1.0%
Alcoa, Inc.	211,476	8,272,941
Allegheny Technologies, Inc.(b)	22,640	2,489,268
Freeport-McMoran Copper & Gold, Inc.(b)	89,006	9,335,839
Newmont Mining Corp.(b)	103,503	4,629,689
Nucor Corp.	70,700	4,204,529
United States Steel Corp.	27,740	2,938,776

		31,871,042

Multiline Retail 0.9%
Big Lots, Inc.(a)(b)	26,200	781,808
Dillard’s, Inc.	4,650	101,510
Family Dollar Stores, Inc.(b)	37,100	985,376
J.C. Penney Co., Inc.	54,400	3,447,328
Kohl’s Corp.(a)	77,500	4,443,075
Macy’s, Inc.	114,820	3,710,982
Nordstrom, Inc.	48,000	2,250,720
Sears Holdings Corp.(a)(b)	19,412	2,469,206
Target Corp.(b)	202,168	12,851,820

		31,041,825

Multi-Utilities 1.0%
Ameren Corp.(b)	48,300	2,535,750
CenterPoint Energy, Inc.(b)	79,010	1,266,530
CMS Energy Corp.(b)	43,000	723,260
Consolidated Edison, Inc.(b)	62,800	2,907,640
Dominion Resources, Inc.	69,442	5,853,961
DTE Energy Co.(b)	36,000	1,743,840
Integrys Energy Group, Inc.	11,850	607,076
NiSource, Inc.(b)	73,000	1,397,220
PG&E Corp.	78,200	3,737,960
Public Service Enterprise Group, Inc.	60,300	5,305,797
Sempra Energy	60,754	3,531,022
TECO Energy, Inc.	29,900	491,257
Xcel Energy, Inc.	104,895	2,259,438

		32,360,751

Office Electronics 0.1%
Xerox Corp.(a)	246,892	4,281,107

Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	113,226	6,085,898
Apache Corp.(b)	82,050	7,389,423
Chesapeake Energy Corp.	104,700	3,691,722
Chevron Corp.	519,492	48,614,061

ConocoPhillips	394,579	34,632,199
Consol Energy, Inc.	40,000	1,864,000
Devon Energy Corp.(b)	108,600	9,035,520
El Paso Corp.	176,311	2,991,998
EOG Resources, Inc.	59,700	4,318,101
Exxon Mobil Corp.(b)	1,339,770	124,009,110
Hess Corp.	66,000	4,390,980
Marathon Oil Corp.(b)	172,094	9,812,800
Murphy Oil Corp.	43,100	3,012,259
Occidental Petroleum Corp.	199,600	12,790,368
Peabody Energy Corp.(b)	57,300	2,742,951
Spectra Energy Corp.	154,242	3,775,844
Sunoco, Inc.	31,500	2,229,570
Tesoro Corp.	14,100	648,882
Valero Energy Corp.(b)	133,900	8,995,402
Williams Cos., Inc.(b)	150,000	5,109,000
XTO Energy, Inc.	90,000	5,565,600

		301,705,688

Paper & Forest Products 0.3%
International Paper Co.(b)	109,667	3,933,755
MeadWestvaco Corp.	45,589	1,346,243
Weyerhaeuser Co.	48,000	3,470,400

		8,750,398

Personal Products 0.2%
Avon Products, Inc.	104,100	3,906,873
Estee Lauder Cos., Inc.(The)(b)	25,500	1,082,730

		4,989,603

Pharmaceuticals 5.9%
Abbott Laboratories(b)	376,300	20,177,206
Allergan, Inc.(b)	70,800	4,564,476
Barr Pharmaceuticals, Inc.(a)(b)	19,900	1,132,509
Bristol-Myers Squibb Co.	479,560	13,820,919
Forest Laboratories, Inc.(a)(b)	76,500	2,852,685
Johnson & Johnson	705,971	46,382,295
King Pharmaceuticals, Inc.(a)(b)	71,033	832,507
Lilly (Eli) & Co.	242,300	13,794,139
Merck & Co., Inc.	531,400	27,468,066
Mylan Laboratories, Inc.	50,500	805,980
Pfizer, Inc.	1,695,708	41,426,146
Schering-Plough Corp.	364,700	11,535,461
Watson Pharmaceuticals, Inc.(a)	27,900	903,960
Wyeth	331,500	14,768,325

		200,464,674

Real Estate Investment Trust 1.2%
Apartment Investment & Management Co. (Class A Stock)(b)	23,100	1,042,503
Archstone-Smith Trust	53,100	3,193,434
AvalonBay Communities, Inc.(b)	17,900	2,113,274
Boston Properties, Inc.(b)	27,600	2,867,640
Developers Diversified Realty Corp.	26,400	1,474,968

Equity Residential Properties Trust	66,700	2,825,412
General Growth Properties, Inc.(b)	56,400	3,024,168
Host Hotels & Resorts, Inc.(b)	129,000	2,894,760
Kimco Realty Corp.(b)	54,700	2,472,987
Plum Creek Timber Co., Inc.(b)	36,800	1,647,168
ProLogis (b)	65,600	4,352,560
Public Storage, Inc.	28,700	2,257,255
Simon Property Group, Inc.(b)	52,800	5,280,000
Vornado Realty Trust(b)	29,800	3,258,630

		38,704,759

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	45,100	1,255,584

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	72,826	5,911,286
CSX Corp.(b)	103,624	4,427,854
Norfolk Southern Corp.	91,600	4,754,956
Ryder System, Inc.(b)	12,800	627,200
Union Pacific Corp.(b)	65,400	7,394,124

		23,115,420

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.(a)(b)	106,900	1,411,080
Altera Corp.(b)	82,700	1,991,416
Analog Devices, Inc.	85,100	3,077,216
Applied Materials, Inc.	327,600	6,781,320
Broadcom Corp. (Class A Stock)(a)	103,550	3,773,362
Intel Corp.	1,421,700	36,765,162
KLA-Tencor Corp.(b)	47,400	2,643,972
Linear Technology Corp.	56,800	1,987,432
LSI Logic Corp.(a)(b)	135,700	1,006,894
MEMC Electronic Materials, Inc.(a)	50,000	2,943,000
Microchip Technology, Inc.	44,200	1,605,344
Micron Technology, Inc.(a)(b)	154,900	1,719,390
National Semiconductor Corp.(b)	60,700	1,646,184
Novellus Systems, Inc.(a)	30,400	828,704
NVIDIA Corp.(a)(b)	125,850	4,560,804
Teradyne, Inc.(a)	46,800	645,840
Texas Instruments, Inc.	343,100	12,554,029
Xilinx, Inc.	75,700	1,978,798

		87,919,947

Software 3.2%
Adobe Systems, Inc.(a)	141,700	6,186,622
Autodesk, Inc.(a)(b)	51,300	2,563,461
BMC Software, Inc.(a)	57,900	1,808,217
CA, Inc.	105,773	2,720,482
Citrix Systems, Inc.(a)	35,900	1,447,488
Compuware Corp.(a)	78,400	628,768
Electronic Arts, Inc.(a)	71,200	3,986,488
Intuit, Inc.(a)	91,600	2,775,480
Microsoft Corp.	1,974,900	58,180,553
Novell, Inc.(a)	73,100	558,484

Oracle Corp.(a)(b)	951,320	20,596,078
Symantec Corp.(a)(b)	238,111	4,614,591

		106,066,712

Specialty Retail 1.5%
Abercrombie & Fitch Co.	17,000	1,371,900
AutoNation, Inc.(a)(b)	40,589	719,237
AutoZone, Inc.(a)	11,700	1,358,838
Bed Bath & Beyond, Inc.(a)(b)	59,100	2,016,492
Best Buy Co., Inc.(b)	95,925	4,414,469
Circuit City Stores, Inc.	12,000	94,920
Gap, Inc.	115,587	2,131,424
Home Depot, Inc.(b)	424,919	13,784,372
Limited Brands, Inc.(b)	76,796	1,757,860
Lowe’s Cos., Inc.	355,300	9,955,506
Office Depot, Inc.(a)	68,800	1,418,656
OfficeMax, Inc.	16,786	575,256
RadioShack Corp.(b)	31,760	656,162
Sherwin-Williams Co.	27,000	1,774,170
Staples, Inc.	163,000	3,502,870
Tiffany & Co.(b)	28,300	1,481,505
TJX Cos., Inc.(b)	107,100	3,113,397

		50,127,034

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.(a)(b)	92,700	4,381,929
Jones Apparel Group, Inc.(b)	28,000	591,640
Liz Claiborne, Inc.(b)	26,400	906,312
NIKE, Inc. (Class B Stock)	88,600	5,197,276
Polo Ralph Lauren Corp.	13,200	1,026,300
V.F. Corp.(b)	22,536	1,819,782

		13,923,239

Thrifts & Mortgage Finance 1.2%
Countrywide Financial Corp.(b)	151,098	2,872,373
Fannie Mae (b)	235,000	14,290,350
Freddie Mac(b)	156,300	9,223,263
Hudson City Bancorp, Inc.	145,800	2,242,404
MGIC Investment Corp.(b)	23,600	762,516
Sovereign Bancorp, Inc.(b)	87,405	1,489,381
Washington Mutual, Inc.(b)	220,326	7,779,711

		38,659,998

Tobacco 1.2%
Altria Group, Inc.	514,500	35,773,185
Reynolds American, Inc.(b)	46,400	2,950,576
UST, Inc.(b)	42,200	2,093,120

		40,816,881

Trading Companies & Distributors 0.1%
Grainger (W.W.), Inc.	18,300	1,668,777

Wireless Telecommunication Services 0.6%
Alltel Corp.(b)	85,000	5,922,800
Sprint Nextel Corp.	711,022	13,509,418

		19,432,218

TOTAL LONG-TERM INVESTMENTS
(cost $1,668,430,566)		3,259,620,154

SHORT-TERM INVESTMENTS 21.2%

Affiliated Money Market Mutual Fund 21.1%

Dryden Core Investment Fund—Taxable Money Market Series
(cost $701,582,438; includes $656,141,697 of cash collateral received for securities on loan)(c)(f)	701,582,438	701,582,438

	Principal Amount (000)
U.S. Government Obligation 0.1%
United States Treasury Bills(d)(e)
4.91%, 12/20/07
(cost $2,974,133)	$3,000	2,975,481

TOTAL SHORT-TERM INVESTMENTS
(cost $704,556,571)		704,557,919

TOTAL INVESTMENTS 119.3%
(cost $2,372,987,137)		3,964,178,073
LIABILITIES IN EXCESS OF OTHER ASSETS (g) (19.3%)		(642,213,114)

NET ASSETS 100.0%		$3,321,964,959

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $631,365,733 cash collateral of $656,141,697 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contract outstanding at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at September 30, 2007	Value at Trade Date	Unrealized Appreciation
Long Position:
155	S&P 500 Index	Dec. 2007	$59,601,375	$58,354,825	$1,246,550

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS 98.6%

Auto Components 0.4%
Wabco Holdings, Inc.	175,333	$8,196,818

Biotechnology 1.8%
Amgen, Inc.(a)	620,800	35,118,656

Building Products 1.4%
American Standard Companies, Inc.	787,900	28,064,998

Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	749,895	33,100,365
TD Ameritrade Holding Corp.(a)	768,100	13,994,782
UBS AG	646,700	34,436,775

		81,531,922

Chemicals 1.0%
E.I. du Pont de Nemours & Co.(b)	384,100	19,035,996

Commercial Banks 1.4%
Royal Bank of Scotland Group PLC (United Kingdom)	2,481,441	26,654,320

Commercial Services & Supplies 1.9%
Waste Management, Inc.	975,000	36,796,500

Communications Equipment 1.2%
QUALCOMM, Inc.	551,900	23,323,294

Computers & Peripherals 2.7%
Lexmark International, Inc.(a)	426,500	17,712,545
Seagate Technology	1,336,500	34,187,670

		51,900,215

Consumer Finance 2.4%
American Express Co.	313,000	18,582,810
SLM Corp.	564,200	28,023,814

		46,606,624

Diversified Consumer Services 3.5%
Career Education Corp.(a)(b)	795,500	22,266,045
H&R Block, Inc.	2,173,600	46,036,848

		68,302,893

Diversified Financial Services 6.4%
Bank of America Corp.	719,672	36,177,911
Citigroup, Inc.	972,600	45,391,242

JP Morgan Chase & Co.	509,600	23,349,872
KKR Private Equity Investors LLP	176,100	3,433,950
KKR Private Equity Investors LLP, RDU, Private Placement, 144A(f)(g)(h)
(cost $22,639,596; purchased 5/03/06-5/05/06)	907,900	17,704,050

		126,057,025

Diversified Telecommunication Services 1.6%
Verizon Communications, Inc.	730,900	32,364,252

Electric Utilities 2.3%
Entergy Corp.	254,200	27,527,318
Progress Energy, Inc.(b)	383,700	17,976,345

		45,503,663

Electronic Equipment & Instruments 1.2%
Sony Corp., ADR (Japan)	495,500	23,813,730

Food & Staples Retailing 3.4%
Kroger Co. (The)	1,483,700	42,315,124
Wal-Mart Stores, Inc.	542,800	23,693,220

		66,008,344

Food Products 4.4%
Cadbury Schweppes PLC, ADR (United Kingdom)	976,500	45,426,780
ConAgra Foods, Inc.	1,579,300	41,267,109

		86,693,889

Healthcare Providers & Services 1.7%
Omnicare, Inc.	1,032,500	34,206,725

Household Products 1.6%
Kimberly-Clark Corp.(b)	443,300	31,146,258

Independent Power Producers & Energy Traders 1.6%
NRG Energy, Inc.(a)(b)	739,500	31,273,455

Industrial Conglomerates 2.3%
General Electric Co.	1,074,100	44,467,740

Insurance 6.9%
American International Group, Inc.	680,200	46,015,530
Axis Capital Holdings Ltd.	635,000	24,707,850
Loews Corp.	761,500	36,818,525
MBIA, Inc.(b)	453,900	27,710,595

		135,252,500

Internet & Catalog Retail 1.6%
IAC/InterActiveCorp.(a)(b)	1,091,700	32,390,739

Media 5.1%
Comcast Corp. (Class A Stock)(a)(b)	1,339,700	32,393,946
Liberty Global, Inc.(a)(b)	992,335	38,363,671
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)(b)	2,114,200	29,958,214

		100,715,831

Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)(b)	232,618	24,399,302

Multi-Utilities 1.8%
Sempra Energy	598,000	34,755,760

Office Electronics 1.3%
Xerox Corp.(a)	1,457,000	25,264,380

Oil, Gas & Consumable Fuels 15.9%
Anadarko Petroleum Corp.	498,100	26,772,875
Devon Energy Corp.	205,700	17,114,240
Hess Corp.	613,500	40,816,155
Marathon Oil Corp.	573,300	32,689,566
Murphy Oil Corp.	312,900	21,868,581
Nexen, Inc.	892,200	27,247,788
Occidental Petroleum Corp.	709,500	45,464,761
Petroleo Brasileiro SA, ADR (Brazil)(b)	545,500	41,185,250
Suncor Energy, Inc.	415,000	39,346,150
Trident Resources Corp. (Canada), Private Placement(a)(g)(h)
(cost $16,980,633; purchased 3/11/05—1/05/06)	404,537	4,067,129
Williams Cos., Inc.(b)	457,600	15,585,856

		312,158,351

Pharmaceuticals 3.9%
Abbott Laboratories	372,600	19,978,812
Novartis AG, ADR (Switzerland)(b)	541,100	29,738,856
Wyeth	614,000	27,353,700

		77,071,368

Semiconductors & Semiconductor Equipment 1.5%
Spansion, Inc.(a)(b)	3,482,800	29,429,660

Software 2.9%
Microsoft Corp.	651,600	19,196,136
Symantec Corp.(a)	1,931,100	37,424,718

		56,620,854

Specialty Retail 1.7%
Best Buy Co., Inc.	728,100	33,507,162

Thrifts & Mortgage Finance 2.0%
Fannie Mae (b)	326,100	19,830,141
People’s United Financial, Inc.(b)	1,181,260	20,412,173

		40,242,314

Tobacco 1.3%
Altria Group, Inc.	376,100	26,150,233

Wireless Telecommunication Services 3.1%
Alltel Corp.	327,300	22,806,264
Sprint Nextel Corp.	2,055,136	39,047,584

		61,853,848

TOTAL COMMON STOCKS
(cost $1,585,300,304)		1,936,879,619

	Principal Amount (000)
CORPORATE BOND 0.6%

Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, 12.996%, due 8/12/12(a)(g)(h)
(cost $10,233,182; purchased 8/20/07-9/20/07)	$10,781	10,838,980

	Units
WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(a)(g)(h)
(cost $0; purchased 8/20/07)	1,058,389	106

TOTAL LONG-TERM INVESTMENTS
(cost $1,595,533,486)		1,947,718,705

	Shares
SHORT-TERM INVESTMENT 15.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series
(cost $303,430,185; includes $301,685,514 of cash collateral for securities on loan)(c)(d)	303,430,185	303,430,185

TOTAL INVESTMENTS(e) 114.6%
(cost $1,898,963,671)		2,251,148,890
LIABILITIES IN EXCESS OF OTHER ASSETS (14.6%)		(287,451,703)

NET ASSETS 100.0%		$1,963,697,187

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU– Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $289,141,896; cash collateral of $301,685,514 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of September 30, 2007, four securities valued at $36,044,215 and representing 1.6% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates an illiquid security.
(h)	Indicates a security restricted to resale. The aggregate cost of such a securities is 49,853,411. The aggregate value of $32,610,265 is approximately 1.7% of net assets.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.